UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio			44144
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2018

Item 1. Reports to Stockholders.

June 30, 2018

Semi Annual Report

Victory INCORE Investment Quality Bond Fund

Victory INCORE Low Duration Bond Fund

Victory High Yield Fund

Victory Tax-Exempt Fund

Victory High Income Municipal Bond Fund

Victory Floating Rate Fund

Victory Strategic Income Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Financial Statements
The Victory Fixed Income Funds
Victory INCORE Investment Quality Bond Fund
Schedule of Portfolio Investments	4
Statements of Assets and Liabilities	42
Statements of Operations	45
Statements of Changes in Net Assets	48-50
Financial Highlights	56-59
Victory INCORE Low Duration Bond Fund
Schedule of Portfolio Investments	11
Statements of Assets and Liabilities	42
Statements of Operations	45
Statements of Changes in Net Assets	48-50
Financial Highlights	60-63
Victory High Yield Fund
Schedule of Portfolio Investments	18
Statements of Assets and Liabilities	42
Statements of Operations	45
Statements of Changes in Net Assets	48-50
Financial Highlights	64-67
Victory Tax-Exempt Fund
Schedule of Portfolio Investments	23
Statements of Assets and Liabilities	43
Statements of Operations	46
Statements of Changes in Net Assets	51-53
Financial Highlights	68-70
Victory High Income Municipal Bond Fund
Schedule of Portfolio Investments	27
Statements of Assets and Liabilities	43
Statements of Operations	46
Statements of Changes in Net Assets	51-53
Financial Highlights	71-73
Victory Floating Rate Fund
Schedule of Portfolio Investments	31
Statements of Assets and Liabilities	43
Statements of Operations	46
Statements of Changes in Net Assets	51-53
Financial Highlights	74-77
Victory Strategic Income Fund
Schedule of Portfolio Investments	37
Statements of Assets and Liabilities	44
Statements of Operations	47
Statements of Changes in Net Assets	54-55
Financial Highlights	78-81

Table of Contents (continued)

Notes to Financial Statements	82
Supplemental Information	99
Trustee and Officer Information	99
Proxy Voting and Form N-Q Information	102
Expense Examples	102
Portfolio Holdings	105
Privacy Policy (inside back cover)

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (5.3%)
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 11/18/20 @ 100 (a)	$255,000	$250,734
Drive Auto Receivables Trust, Series 2017-3, Class B, 2.30%, 5/17/21, Callable 10/15/20 @ 100	115,000	114,649
Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36%, 3/15/21, Callable 7/15/20 @ 100	185,000	184,771
DT Auto Owner Trust, Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 9/15/20 @ 100 (b)	230,000	229,527
DT Auto Owner Trust, Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 2/15/21 @ 100 (b)	130,000	129,432
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100 (a) (b)	419,277	419,907
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21%, 10/15/21, Callable 7/15/20 @ 100	300,000	298,061
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19%, 3/15/22, Callable 1/15/21 @ 100	235,000	231,891
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100 (b)	225,000	223,392
Total Asset Backed Securities (Cost $2,094,156)		2,082,364
Collateralized Mortgage Obligations (2.2%)
Commercial Mortgage Trust, Series 2012-CR4, Class B, 3.70%, 10/15/45 (b)	305,000	298,842
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45 (a) (b) (c)	250,000	265,613
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.70%, 4/15/45	300,000	308,257
Total Collateralized Mortgage Obligations (Cost $929,809)		872,712
Residential Mortgage Backed Securities (1.5%)
Ameriquest Mortgage Securities, Inc., Series 2003-5, Class A6, 4.03%, 4/25/33, Callable 7/25/18 @ 100 (c)	59,452	59,452
Countrywide Home Loans, Inc., Series 2002-19, Class 1A1, 6.25%, 11/25/32, Callable 7/25/18 @ 100	66,417	66,417
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 3.41%, (LIBOR01M+132bps), 10/25/32, Callable 7/25/18 @ 100 (d)	101,781	103,321
GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 7/25/18 @ 100	16,992	16,992
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 5/25/35 @ 100 (a) (b) (c)	144,885	143,316
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 4/25/19 @ 100 (a)	26,815	27,218
Prime Mortgage Trust, Series 2004-2, Class A3, 5.25%, 11/25/19, Callable 7/25/18 @ 100 (a)	7,886	7,886
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 7/25/18 @ 100 (a)	30,820	30,820
Structured Asset Securities Corp., Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 7/25/18 @ 100 (a) (c)	688	701

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 7/25/18 @ 100 (a)	$12,607	$12,607
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 3A1, 3.74%, 11/25/34, Callable 7/25/18 @ 100 (a) (c)	138,268	138,268
Total Residential Mortgage Backed Securities (Cost $608,929)		606,998
Corporate Bonds (37.6%)
Consumer Discretionary (4.2%):
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100 (e)	200,000	209,350
BorgWarner, Inc., 4.63%, 9/15/20 (a)	500,000	512,770
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100	105,000	101,204
Hasbro, Inc., 6.35%, 3/15/40	115,000	126,225
Lear Corp., 3.80%, 9/15/27, Callable 6/15/27 @ 100	175,000	164,217
Magna International, Inc., 3.63%, 6/15/24, Callable 3/15/24 @ 100	245,000	244,175
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	145,000	140,354
SES Global Americas Holdings GP, 5.30%, 3/25/44 (b)	135,000	117,117
		1,615,412
Consumer Staples (1.5%):
Altria Group, Inc., 4.25%, 8/9/42	55,000	51,305
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	70,000	71,660
Kerry Group Finance Services, 3.20%, 4/9/23, Callable 1/9/23 @ 100 (b)	95,000	92,760
Mead Johnson Nutrition Co., 4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	120,000	124,792
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	122,000	131,248
Tyson Foods, Inc., 3.55%, 6/2/27, Callable 3/2/27 @ 100	108,000	102,109
		573,874
Energy (2.1%):
Dolphin Energy Ltd., 5.89%, 6/15/19 (b)	123,000	124,760
Enable Midstream Partners LP, 4.40%, 3/15/27, Callable 12/15/26 @ 100	165,000	156,600
EQT Midstream Partners LP, 5.50%, 7/15/28, Callable 4/15/28 @ 100	135,000	135,061
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100	40,000	40,580
Marathon Petroleum Corp.
6.50%, 3/1/41, Callable 9/1/40 @ 100	65,000	75,812
5.85%, 12/15/45, Callable 6/15/45 @ 100	50,000	53,437
Statoil ASA, 3.95%, 5/15/43	65,000	61,959
Valero Energy Corp., 6.63%, 6/15/37	140,000	168,184
		816,393
Financials (10.5%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	185,000	173,525
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	120,000	121,992
Bank of America Corp.
2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (d)	130,000	126,965
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN (e)	285,000	272,990
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	260,000	254,189
Capital One Financial Corp., 4.20%, 10/29/25, Callable 9/29/25 @ 100 (e)	290,000	281,866
Cincinnati Financial Corp., 6.13%, 11/1/34	135,000	160,826
Citigroup, Inc.
4.50%, 1/14/22 (a)	165,000	169,940
3.88%, (LIBOR03M+117bps), 1/24/39, Callable 1/24/38 @ 100 (d) (e)	100,000	91,090

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase & Co.
3.38%, 5/1/23 (a)	$205,000	$200,174
5.60%, 7/15/41	115,000	130,324
5.40%, 1/6/42	75,000	83,205
KeyBank NA, 2.25%, 3/16/20	580,000	571,909
KeyCorp, 2.90%, 9/15/20, MTN	45,000	44,631
Morgan Stanley
3.75%, 2/25/23 (a)	300,000	300,398
3.13%, 7/27/26, MTN	205,000	190,798
SVB Financial Group
5.38%, 9/15/20	105,000	109,377
3.50%, 1/29/25	205,000	198,569
Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	140,000	134,051
The Goldman Sachs Group, Inc., 2.35%, 11/15/21, Callable 11/15/20 @ 100	115,000	110,711
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (a) (b)	250,000	247,490
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100 (a)	125,000	122,988
Wells Fargo & Co., 4.90%, 11/17/45 (a)	80,000	79,536
		4,177,544
Health Care (4.4%):
Agilent Technologies, Inc., 3.05%, 9/22/26, Callable 6/22/26 @ 100	205,000	187,106
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	70,000	66,912
Celgene Corp.
2.75%, 2/15/23, Callable 1/15/23 @ 100	70,000	66,882
3.90%, 2/20/28, Callable 11/20/27 @ 100	125,000	118,718
DENTSPLY Sirona, Inc., 4.13%, 8/15/21, Callable 5/15/21 @ 100	195,000	196,801
Edwards Lifesciences Corp., 4.30%, 6/15/28, Callable 3/15/28 @ 100	120,000	119,752
Express Scripts Holding Co.
2.25%, 6/15/19 (a) (e)	210,000	208,424
4.80%, 7/15/46, Callable 1/15/46 @ 100 (e)	70,000	66,662
Gilead Sciences, Inc.
4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	465,000	480,614
4.80%, 4/1/44, Callable 10/1/43 @ 100	85,000	88,259
Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26 @ 100 (e)	155,000	152,463
		1,752,593
Industrials (3.5%):
AerCap Ireland Capital Ltd., 3.75%, 5/15/19 (a)	400,000	402,248
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	60,000	51,869
Carlisle Cos., Inc., 3.50%, 12/1/24, Callable 10/1/24 @ 100	120,000	115,117
Hexcel Corp., 3.95%, 2/15/27, Callable 11/15/26 @ 100	80,000	78,264
IDEX Corp., 4.20%, 12/15/21, Callable 9/15/21 @ 100	235,000	237,171
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	75,000	75,074
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	70,000	70,209
Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	150,000	145,631
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	167,000	158,465
		1,334,048
Information Technology (3.9%):
Activision Blizzard, Inc.
2.30%, 9/15/21, Callable 8/15/21 @ 100 (e)	180,000	173,966
4.50%, 6/15/47, Callable 12/15/46 @ 100	80,000	77,198

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	$98,000	$105,457
Applied Materials, Inc., 5.10%, 10/1/35, Callable 4/1/35 @ 100	127,000	141,249
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	58,000	58,738
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (a)	395,000	398,641
Juniper Networks, Inc., 5.95%, 3/15/41	70,000	71,618
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	85,000	82,529
VMware, Inc.
2.30%, 8/21/20 (a)	290,000	283,576
2.95%, 8/21/22, Callable 7/21/22 @ 100	174,000	166,889
		1,559,861
Materials (2.8%):
Fresnillo PLC, 5.50%, 11/13/23 (b)	200,000	206,794
Lyondellbasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100 (a)	490,000	494,895
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (b)	95,000	99,256
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25, Callable 3/15/25 @ 100 (e)	80,000	80,457
5.20%, 11/2/40	50,000	56,510
Vale Overseas Ltd., 6.25%, 8/10/26	170,000	184,460
		1,122,372
Real Estate (0.6%):
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	145,000	142,647
National Retail Properties, Inc., 3.60%, 12/15/26, Callable 9/15/26 @ 100	90,000	85,249
		227,896
Telecommunication Services (1.8%):
AT&T, Inc.
2.30%, 3/11/19 (a)	500,000	498,085
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a) (b)	226,000	213,285
		711,370
Utilities (2.3%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	120,000	112,778
Consolidated Edison, Inc., 6.30%, 8/15/37	110,000	138,734
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	315,000	312,978
Iberdrola International BV
6.75%, 9/15/33	35,000	40,884
6.75%, 7/15/36	70,000	88,570
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	105,000	119,477
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	115,000	111,967
		925,388
Total Corporate Bonds (Cost $15,262,191)		14,816,751
Government National Mortgage Association (0.1%)
Multi-family (0.1%):
Collateralized Mortgage Obligations (0.1%):
Government National Mortgage Association
6.00%, 12/15/33	24,071	26,541
Total Government National Mortgage Association (Cost $24,700)		26,541

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Government Mortgage Backed Agencies (38.9%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 (a)	$43,391	$44,895
Series 4139, Class DA1.25%, 12/15/27	587,184	554,331
5.50%, 6/1/38	62,592	68,323
7.00%, 9/1/38 (a)	20,644	23,432
Series 4320, Class AP3.50%, 7/15/39 – 11/1/47 (a)	1,446,923	1,442,067
Series 3713, Class PA2.00%, 2/15/40 – 3/15/40 (a)	729,166	709,527
4.50%, 1/1/41 – 7/1/44 (a)	1,120,892	1,176,791
Series 4049, Class AB2.75%, 12/15/41	115,886	114,503
Series 4494, Class JA3.75%, 5/15/42	383,625	389,293
		4,523,162
Federal Home Loan Mortgage Corp.,Structured Agency Credit Risk Debt Notes 4.29%, (LIBOR01M+220bps), 2/25/24 (a)	372,338	383,238
Federal National Mortgage Association
6.00%, 8/1/21 – 2/1/37 (a)	291,354	316,005
5.50%, 4/1/22 – 1/1/38 (a)	173,334	185,928
7.00%, 8/1/23 – 6/1/32	28,326	31,528
7.50%, 12/1/29 – 2/1/31	29,299	32,832
8.00%, 6/1/30 – 9/1/30	20,863	23,794
5.00%, 12/1/34 – 11/1/36	14,865	15,900
3.41%, (LIBOR12M+166bps), 12/1/36 (a)	39,627	41,382
4.50%, 12/1/38 – 6/1/40 (a)	1,064,667	1,110,876
Series 2013-33, Class UD2.50%, 4/25/39 – 12/25/47	436,071	420,128
Series 2013-137, Class A3.50%, 3/25/40 – 10/1/47 (a)	2,696,842	2,689,814
Series 2011-101, Class LA3.00%, 10/25/40 – 8/1/46 (a)	3,099,183	3,011,022
Series 2013-81, Class KA2.75%, 9/25/42	418,664	410,887
4.00%, 11/1/43 – 5/1/48 (a)	2,017,241	2,067,677
3.44%, (LIBOR12M+169bps), 8/1/46 (a)	44,470	46,881
		10,404,654
Total U.S. Government Mortgage Backed Agencies (Cost $15,764,373)		15,311,054
U.S. Treasury Obligations (10.2%)
U.S. Treasury Bonds
2.88%, 5/15/43 (a)	219,000	215,048
3.00%, 2/15/48	714,000	716,440
U.S. Treasury Notes
2.75%, 4/30/23	2,453,000	2,455,499
2.00%, 8/15/25 (a)	664,000	629,139
Total U.S. Treasury Obligations (Cost $4,003,832)		4,016,126
Collateral for Securities Loaned (3.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (f)	157,660	157,660
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (f)	143,332	143,332
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (f)	324,135	324,135
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (f)	71,658	71,658

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (f)	372,610	$372,610
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (f)	128,984	128,984
Total Collateral for Securities Loaned (Cost $1,198,379)		1,198,379
Total Investments (Cost $39,886,369) — 98.8%		38,930,925
Other assets in excess of liabilities — 1.2%		454,759
NET ASSETS — 100.00%		$39,385,684

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $2,811,491 and amounted to 7.1% of net assets.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2018.

(d)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2018.

(e)  All or a portion of this security is on loan.

(f)  Rate disclosed is the daily yield on June 30, 2018.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	14	9/19/18	$1,673,813	$1,682,625	$8,812
5-Year U.S. Treasury Note Future	29	9/28/18	3,290,138	3,294,898	4,760
					$13,572

See notes to financial statements.

Victory Portfolios Victory INCORE Investment Quality Bond Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	6	9/28/18	$1,271,417	$1,270,969	$448
Total unrealized appreciation					$14,020
Total unrealized depreciation					—
Total net unrealized appreciation					$14,020

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

Underlying Instrument	Pay Fixed Deal Rate	Maturity Date	Payment Frequency	Implied Credit Spread at June 30, 2018(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 30	5.00%	6/20/23	Daily	3.59%	$2,500,000	$147,673	$144,813	$2,860

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (16.4%)
Ally Auto Receivables Trust, Series 2014-2, Class B, 2.10%, 3/16/20, Callable 7/15/18 @ 100	$2,240,000	$2,239,357
American Express Credit Account Master Trust, Series 2014-1, Class B, 2.57%, (LIBOR01M+50bps), 12/15/21 (a) (b)	6,400,000	6,411,159
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D, 3.34%, 8/8/21, Callable 12/8/19 @ 100 (b)	2,600,000	2,608,271
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class B, 3.26%, 1/18/24, Callable 10/18/21 @ 100	3,200,000	3,183,363
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24%, 4/8/22, Callable 11/8/20 @ 100 (b)	4,435,000	4,363,277
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 11/18/20 @ 100 (b)	2,715,000	2,669,583
Avis Budget Rental Car Funding (AESOP) LLC, Series 2014-1, Class A, 2.46%, 7/20/20 (b) (c)	2,000,000	1,990,854
Avis Budget Rental Car Funding (AESOP) LLC, Series 2013-1A, Class A, 1.92%, 9/20/19 (b) (c)	5,250,000	5,243,863
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class B, 2.22%, 5/16/22, Callable 3/15/21 @ 100 (c)	4,180,000	4,092,759
CNH Equipment Trust, Series 2014-B, Class A4, 1.61%, 5/17/21, Callable 7/15/18 @ 100 (b)	1,604,197	1,603,568
Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36%, 3/15/21, Callable 7/15/20 @ 100	1,985,000	1,982,543
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22%, 4/15/22, Callable 9/15/23 @ 100	5,140,000	5,141,845
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22, Callable 9/15/20 @ 100 (c)	2,115,000	2,114,750
DT Auto Owner Trust, Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 9/15/20 @ 100 (c)	2,420,000	2,415,022
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21%, 10/15/21, Callable 7/15/20 @ 100	3,125,000	3,104,803
Santander Drive Auto Receivables Trust, Series 2017-3, Class B, 2.19%, 3/15/22, Callable 1/15/21 @ 100	2,540,000	2,506,393
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 7/15/20 @ 100 (b)	6,835,000	6,790,751
Santander Retail Auto Lease Trust, Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100 (c)	2,400,000	2,382,845
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 3/15/24	3,155,000	3,101,077
Total Asset Backed Securities (Cost $64,365,706)		63,946,083
Collateralized Mortgage Obligations (8.1%)
BX Trust, Series 2017-APPL, Class A, 2.95%, (LIBOR01M+88bps), 7/15/34 (a) (b) (c)	4,069,680	4,072,446
BX Trust, Series 2017-SLCT, Class B, 3.27%, (LIBOR01M+120bps), 7/15/34 (a) (b) (c)	4,500,000	4,508,902
COMM Mortgage Trust, Series 2014-CR15, Class A2, 2.93%, 2/10/47 (b)	3,394,130	3,395,077
Drive Auto Recievables Trust, Series 2016-CA, Class B, 2.37%, 11/16/20, Callable 11/15/20 @ 100 (c)	2,596,735	2,595,660

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Galaxy CLO Ltd., Series 2017-24A, Class A, 2.75%, (LIBOR03M+112bps), 1/15/31, Callable 1/15/20 @ 100 (a) (c)	$2,000,000	$2,003,820
Great Wolf Trust, Series 2017-WOLF, Class A, 3.07%, (LIBOR01M+85bps), 9/15/34 (a) (b) (c)	3,500,000	3,504,094
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45 (b) (c) (d)	3,500,000	3,718,576
GS Mortgage Securities Trust, Series 2013-GC16, Class A2, 3.03%, 11/10/46	1,260,047	1,260,256
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2, 2.98%, 11/15/45	1,207,876	1,207,867
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A2, 3.07%, 12/15/46 (b)	701,953	702,156
Steele Creek CLO Ltd., Series 2017-1A, Class A, 2.88%, (LIBOR03M+125bps), 1/15/30, Callable 1/15/20 @ 100 (a) (b) (c)	2,825,000	2,829,229
Voya CLO Ltd., Series 2017-4A, Class A1, 2.51%, (LIBOR03M+113bps), 10/15/30, Callable 10/15/19 @ 100 (a) (c)	2,000,000	2,001,900
Total Collateralized Mortgage Obligations (Cost $32,074,048)		31,799,983
Residential Mortgage Backed Securities (6.1%)
Ameriquest Mortgage Securities, Inc., Series 2003-5, Class A6, 4.03%, 4/25/33, Callable 7/25/18 @ 100 (d)	13,521	13,521
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 3.67%, 10/25/33, Callable 7/25/18 @ 100 (b) (d)	2,275,094	2,275,094
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 3.86%, 11/25/34, Callable 7/25/18 @ 100 (b) (d)	2,314,003	2,314,003
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5A1, 5.00%, 8/25/19, Callable 10/25/18 @ 100	66,561	66,147
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A31, 5.50%, 6/25/33, Callable 7/25/18 @ 100 (b)	209,539	209,539
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 10/25/18 (b)	16,107	16,035
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 1/25/20, Callable 2/25/34 @ 100 (b)	103,231	105,491
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 5/25/35 @ 100 (b) (c) (d)	1,811,062	1,791,438
JPMorgan Mortgage Trust, Series 2016-3, Class 1A3, 3.50%, 10/25/46, Callable 4/25/39 @ 100 (b) (c) (d)	1,050,448	1,038,983
JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47, Callable 2/25/41 @ 100 (b) (c) (d)	2,264,300	2,254,747
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 6/25/29 @ 100 (b) (c) (d)	2,630,063	2,526,351
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 4/25/19 @ 100 (b)	48,543	49,273
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 7/25/18 @ 100 (b)	135,714	135,714
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 3.00%, 10/25/29, Callable 11/25/23 @ 100 (b) (c) (d)	4,742,332	4,652,212
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 3.98%, 2/25/35, Callable 7/25/18 @ 100 (b) (d)	254,706	257,654

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Madison Park Funding Ltd., Series 2017-26A, Class AR, 3.56%, (LIBOR03M+120bps), 7/29/30, Callable 10/29/19 @ 100 (a) (c)	$2,250,000	$2,252,250
Morgan Stanley Mortgage Loan Trust, Series 2005-6AR, Class 1A1, 2.37%, (LIBOR01M+28bps), 11/25/35, Callable 7/25/18 @ 100 (a) (b)	425,616	423,108
Prime Mortgage Trust, Series 2004-2, Class A3, 5.25%, 11/25/19, Callable 7/25/18 @ 100 (b)	27,678	27,678
Prime Mortgage Trust, Series 2004-2, Class A2, 4.75%, 11/25/19, Callable 7/25/18 @ 100 (b)	49,754	49,754
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 7/25/18 @ 100 (b)	112,212	112,212
Structured Asset Securities Corp., Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 7/25/18 @ 100 (b) (d)	3,569	3,633
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A2, 3.74%, 12/25/34, Callable 7/25/18 @ 100 (b) (d)	691,341	691,341
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 7/25/18 @ 100 (b)	18,540	18,540
Wells Fargo Mortgage Backed Securities Trust, Series 2003-J, Class 2A1, 3.48%, 10/25/33, Callable 7/25/18 @ 100 (b) (d)	233,218	233,218
Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 3.60%, 8/25/34, Callable 7/25/18 @ 100 (b) (d)	795,046	795,046
Wells Fargo Mortgage Backed Securities Trust, Series 2004-M, Class A7, 3.64%, 8/25/34, Callable 7/25/18 @ 100 (b) (d)	1,348,353	1,348,353
Total Residential Mortgage Backed Securities (Cost $24,092,859)		23,661,335
Corporate Bonds (44.4%)
Consumer Discretionary (2.7%):
Aptiv PLC, 3.15%, 11/19/20, Callable 10/19/20 @ 100	1,505,000	1,496,256
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100	3,055,000	3,197,821
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100	2,030,000	2,010,431
O'Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100 (b)	3,750,000	3,875,963
		10,580,471
Consumer Staples (2.4%):
Bat Capital Corp., 2.30%, 8/14/20 (c) (e)	3,750,000	3,668,625
Molson Coors Brewing Co., 1.45%, 7/15/19	3,750,000	3,690,713
Pernod Ricard SA, 5.75%, 4/7/21 (c)	2,176,000	2,306,560
		9,665,898
Energy (5.0%):
Buckeye Partners LP, 2.65%, 11/15/18, Callable 10/15/18 @ 100 (b)	3,230,000	3,225,897
Enable Midstream Partner, 2.40%, 5/15/19, Callable 4/15/19 @ 100 (b)	5,000,000	4,966,549
LUKOIL International Finance BV, 6.13%, 11/9/20 (b) (c)	5,185,000	5,438,961
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100	1,850,000	1,854,496
Pioneer Natural Resource Co., 7.50%, 1/15/20 (d)	2,085,000	2,217,356
Texas Gas Transmission LLC, 4.50%, 2/1/21, Callable 11/1/20 @ 100 (c)	1,915,000	1,939,397
		19,642,656
Financials (12.5%):
Bank of America Corp.
2.25%, 4/21/20, MTN	2,000,000	1,972,080
2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)	1,391,000	1,358,520

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	$1,790,000	$1,784,290
2.50%, 5/12/20, Callable 4/12/20 @ 100	615,000	605,757
3.45%, 4/30/21, Callable 3/30/21 @ 100	3,500,000	3,492,090
3.08%, (LIBOR03M+72bps), 1/30/23, Callable 12/30/22 @ 100 (a)	2,500,000	2,483,350
Citigroup, Inc., 3.39%, (LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a) (b) (d)	3,500,000	3,560,129
Ford Motor Credit Co. LLC, 2.46%, 3/27/20 (b)	3,585,000	3,528,930
HSBC Holdings PLC, 3.82%, (LIBOR03M+150bps), 1/5/22 (a) (b)	1,750,000	1,801,608
JPMorgan Chase & Co., 3.59%, (LIBOR03M+123bps), 10/24/23, Callable 10/24/22 @ 100 (a) (b)	1,750,000	1,784,773
Morgan Stanley
2.45%, 2/1/19 (b) (d)	4,000,000	3,993,040
3.76%, (LIBOR03M+140bps), 10/24/23, Callable 10/24/22 @ 100 (a) (b)	1,750,000	1,789,025
Regions Bank, 2.25%, 9/14/18, Callable 8/14/18 @ 100 (b)	3,330,000	3,328,302
SVB Financial Group, 5.38%, 9/15/20	2,573,000	2,680,268
The Goldman Sachs Group, Inc.
2.90%, 7/19/18 (b)	3,000,000	3,000,600
3.51%, (LIBOR03M+117bps), 11/15/21, Callable 11/15/20 @ 100 (a) (b)	3,500,000	3,549,140
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (b) (c)	3,825,000	3,786,597
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100 (b)	4,000,000	3,935,600
		48,434,099
Health Care (8.7%):
AbbVie, Inc., 2.00%, 11/6/18 (b) (d)	5,000,000	4,988,400
Amgen, Inc., 2.20%, 5/11/20 (b) (d)	6,051,000	5,954,486
Bayer US Finance II LLC, 3.50%, 6/25/21, Callable 5/25/21 @ 100 (c) (d)	1,000,000	1,002,300
Biogen, Inc., 2.90%, 9/15/20 (d)	5,333,000	5,304,628
Celgene Corp., 2.88%, 2/19/21 (d)	4,345,000	4,299,682
Edwards Lifesciences Corp., 2.88%, 10/15/18	3,825,000	3,825,536
Express Scripts Holding Co., 2.25%, 6/15/19 (b) (d)	4,057,000	4,026,573
Universal Health Services, Inc., 3.75%, 8/1/19 (c)	4,177,000	4,178,044
		33,579,649
Industrials (2.3%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	2,319,000	2,408,421
Aercap Holdings NV, 4.63%, 10/30/20 (b)	3,715,000	3,785,994
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100	2,565,000	2,615,351
		8,809,766
Information Technology (4.6%):
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (b)	4,185,000	4,223,586
Juniper Networks, Inc., 3.13%, 2/26/19 (b)	7,120,000	7,124,414
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100	1,178,000	1,157,456
NetApp, Inc., 2.00%, 9/27/19	1,875,000	1,849,238
VMware, Inc., 2.30%, 8/21/20 (b)	3,820,000	3,735,387
		18,090,081
Materials (1.4%):
Anglo American Capital PLC, 4.13%, 4/15/21 (b) (c)	5,725,000	5,777,612

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Real Estate (1.6%):
Healthcare Trust of America Holdings LP, 3.38%, 7/15/21, Callable 5/15/21 @ 100	$1,410,000	$1,404,346
Highwoods Realty LP, 3.20%, 6/15/21, Callable 4/15/21 @ 100	3,130,000	3,083,206
Welltower, Inc., 6.13%, 4/15/20 (b)	1,650,000	1,727,435
		6,214,987
Telecommunication Services (1.0%):
AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	3,500,000	3,445,225
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	637,000	623,152
		4,068,377
Utilities (2.2%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100	2,900,000	2,843,073
Iberdrola Finance Ireland Ltd., 5.00%, 9/11/19 (b) (c)	6,027,000	6,154,652
		8,997,725
Total Corporate Bonds (Cost $175,774,618)		173,861,321
U.S. Government Mortgage Backed Agencies (13.1%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 – 8/1/40 (b)	3,648,151	3,882,193
5.50%, 10/25/23 (b)	10,140	10,578
Series 4430, Class NG2.50%, 2/15/38	3,377,234	3,330,516
7.00%, 9/1/38 (b)	9,909	11,248
Series 4320, Class AP3.50%, 7/15/39	1,886,768	1,892,684
Series 3713, Class PA2.00%, 2/15/40 – 3/15/40 (b)	7,784,180	7,574,566
Series 4049, Class AB2.75%, 12/15/41	1,244,506	1,229,653
		17,931,438
Federal National Mortgage Association
6.00%, 2/1/37 (b)	2,851,405	3,104,929
Series 2013-83, Class CA3.50%, 10/25/37 – 3/25/40	5,283,726	5,323,960
Series 2013-33, Class UD2.50%, 4/25/39	2,381,405	2,305,474
Series 2011-21, Class PA4.50%, 5/25/40 (b)	5,474,577	5,668,233
Series 2011-101, Class LA3.00%, 10/25/40	2,184,002	2,165,202
5.00%, 2/1/41 – 10/1/41 (b)	13,904,459	14,824,567
3.44%, (LIBOR12M+169bps), 8/1/46 (b)	15,573	16,417
		33,408,782
Total U.S. Government Mortgage Backed Agencies (Cost $52,893,197)		51,340,220
U.S. Treasury Obligations (9.7%)
U.S. Treasury Bills, 1.66%, 8/2/18 (b) (f)	17,195,000	17,168,832
U.S. Treasury Notes
1.13%, 1/31/19 (b)	5,429,000	5,395,214
1.63%, 8/31/19 (b)	6,590,000	6,530,517
2.25%, 3/31/20	9,000,000	8,959,598
Total U.S. Treasury Obligations (Cost $38,096,657)		38,054,161

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (2.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (g)	1,320,385	$1,320,385
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (g)	1,200,394	1,200,394
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (g)	2,714,591	2,714,591
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (g)	600,126	600,126
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (g)	3,120,570	3,120,570
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (g)	1,080,227	1,080,227
Total Collateral for Securities Loaned (Cost $10,036,293)		10,036,293
Total Investments (Cost $397,333,378) — 100.4%		392,699,396
Liabilities in excess of other assets — (0.4)%		(1,662,839)
NET ASSETS — 100.00%		$391,036,557

(a)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2018.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $92,243,449 and amounted to 23.6% of net assets

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2018.

(e)  All or a portion of this security is on loan.

(f)  Rate represents the effective yield at June 30, 2018.

(g)  Rate disclosed is the daily yield on June 30, 2018.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	458	9/28/18	$97,072,101	$97,017,281	$(54,820)

See notes to financial statements.

Victory Portfolios Victory INCORE Low Duration Bond Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note Future	7	9/28/18	$794,147	$795,320	$(1,173)
Total unrealized appreciation					$—
Total unrealized depreciation					(55,993)
Total net unrealized depreciation					$(55,993)

Centrally Cleared

Credit Default Swap Agreements — Sell Protection (a)

Underlying Instrument	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at June 30, 2018(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade 5 Year Index; Series 30	1.00%	6/20/23	Daily	0.67%	$21,000,000	$315,906	$375,115	$(59,209)
CDX North America High Yield Index; Series 30	5.00%	6/20/23	Daily	3.60%	26,650,000	1,574,201	1,543,701	30,500
						$1,890,107	$1,918,816	$(28,709)

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index or CDX North America Investment Grade 5 Year Index.

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (2.8%)
Consumer Discretionary (2.5%):
AMC Entertainment Holdings, Inc., Class A	40,000	$636,000
AMC Networks, Inc., Class A (a)	6,000	373,200
TEGNA, Inc. (b)	33,000	358,050
Wynn Resorts Ltd.	2,000	334,680
		1,701,930
Energy (0.3%):
Sanchez Energy Corp. (a) (b)	54,000	244,080
Total Common Stocks (Cost $2,057,252)		1,946,010
Senior Secured Loans (28.0%)
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B, 7.02%, (LIBOR01M+450bps), 5/4/25 (c) (d)	$800,000	795,664
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 9.84%, (LIBOR01M+775bps), 8/15/25, Callable 8/3/18 @ 102 (c)	1,450,000	1,175,109
Avaya, Inc., 1st Lien Term Loan B, 6.32%, (LIBOR01M+425bps), 12/15/24, Callable 8/3/18 @ 101 (c)	646,750	647,158
Bass Pro Group LLC, Term Loan B, 7.09%, (LIBOR01M+500bps), 12/16/23, Callable 8/3/18 @ 100 (c)	992,500	993,126
BJ's Wholesale Club, Inc., 9.53%, (LIBOR01M+750bps), 1/27/25, Callable 8/3/18 @ 101 (c)	846,390	853,796
Caesars Resort Collection LLC, 1st Lien Term Loan B, 4.84%, (LIBOR01M+275bps), 10/2/24, Callable 8/3/18 @ 100 (c)	995,000	991,100
Chesapeake Energy Corp., 9.59%, (LIBOR01M+750bps), 8/23/21, Callable 8/23/18 @ 104.25 (c)	1,000,000	1,045,210
Crown Finance US, Inc., 1st Lien Term Loan B, 4.59%, (LIBOR01M+250bps), 2/7/25, Callable 8/3/18 @ 101 (c)	648,375	643,039
Dayco Products LLC, 6.56%, (LIBOR03M+425bps), 5/19/24, Callable 8/3/18 @ 101 (c)	990,000	987,525
Hertz Corp., Term Loan B1, 4.85%, (LIBOR01M+275bps), 6/30/23, Callable 8/3/18 @ 100 (c)	989,822	981,942
Navistar, Inc., 1st Lien Term Loan B, 5.53%, (LIBOR01M+350bps), 11/2/24, Callable 8/3/18 @ 100 (c)	997,500	996,882
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 11.09%, (LIBOR03M+875bps), 7/1/24, Callable 8/3/18 @ 100 (c)	800,000	796,000
PetSmart, Inc., 5.01%, (LIBOR01M+300bps), 3/10/22, Callable 8/3/18 @ 100 (c)	989,796	816,206
Prospect Medical Holdings, Inc., 1st Lien Term Loan B, 7.50%, (LIBOR01M+550bps), 2/16/24, Callable 8/3/18 @ 101 (c)	648,375	646,750
Radiate Holdco LLC, 5.09%, (LIBOR01M+300bps), 2/1/24, Callable 7/26/18 @ 100 (c)	994,962	979,841
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 4.84%, (LIBOR01M+275bps), 2/5/23, Callable 8/3/18 @ 100 (c)	1,306,775	1,302,949
Scientific Games International, Inc., 1st Lien Term Loan B5, 4.84%, (LIBOR01M+275bps), 8/14/24, Callable 8/3/18 @ 101 (c)	191,637	190,196

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Scientific Games International, Inc., 1st Lien Term Loan B5, 4.92%, (LIBOR02M+275bps), 8/14/24, Callable 8/3/18 @ 101 (c)	$805,863	$799,804
SIWF Holdings, Inc., 10.57%, (LIBOR01M+850bps), 5/26/26 (c)	1,000,000	960,000
Sprint Communications, Inc., 1st Lien Term Loan B, 4.63%, (LIBOR01M+250bps), 2/2/24, Callable 8/3/18 @ 100 (c)	997,475	992,055
Stars Group Holdings BV, 1st Lien Term Loan B, 5.83%, (LIBOR02M+350bps), 7/29/25 (c) (d)	1,000,000	1,000,000
Utz Quality Foods LLC, 2nd Lien Term Loan, 9.34%, (LIBOR01M+725bps), 11/21/25, Callable 8/3/18 @ 102 (c)	700,000	703,500
Windstream Services LLC, 1st Lien Term Loan, 5.34%, (LIBOR01M+325bps), 2/8/24, Callable 8/3/18 @ 100 (c)	494,925	434,143
Total Senior Secured Loans (Cost $19,962,554)		19,731,995
Corporate Bonds (63.9%)
Consumer Discretionary (14.0%):
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88 (b) (e)	1,000,000	980,540
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	600,000	577,482
American Axle & Manufacturing, Inc., 6.63%, 10/15/22, Callable 8/3/18 @ 103.31	299,000	307,046
AV Homes, Inc., 6.63%, 5/15/22, Callable 5/15/19 @ 103.31	325,000	335,231
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94 (b)	600,000	522,606
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	610,000	617,570
Cablevision Systems Corp., 5.88%, 9/15/22 (b)	1,000,000	991,710
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21, Callable 8/3/18 @ 101.28 (b) (f)	600,000	597,714
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 2/15/20 @ 105.25 (f)	1,000,000	1,015,370
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (f)	1,000,000	1,028,150
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5 (d) (f)	500,000	505,210
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (e) (f)	1,000,000	933,240
VOC Escrow Ltd., 5.00%, 2/15/28, Callable 2/15/23 @ 102.5 (f)	650,000	616,057
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,000,000	880,620
		9,908,546
Consumer Staples (6.8%):
Albertsons Cos. LLC, 5.75%, 3/15/25, Callable 9/15/19 @ 104.31	1,000,000	885,000
Apex Tool Group LLC /BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 2/15/19 @ 102 (b) (f)	1,000,000	969,500
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (e) (f)	759,000	738,871
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (f)	1,000,000	995,070
JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38 (b) (f)	670,000	632,909
Post Holdings, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5 (f)	600,000	556,830
		4,778,180

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Energy (7.9%):
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100	$1,400,000	$993,650
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 1/30/21 @ 104.13 (f)	650,000	630,500
Ensco PLC, 5.75%, 10/1/44, Callable 4/1/44 @ 100 (e)	1,245,000	883,502
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21, Callable 8/3/18 @ 101.25	1,350,000	885,074
Noble Holding International Ltd., 6.20%, 8/1/40	1,400,000	1,021,286
Transocean, Inc., 6.80%, 3/15/38 (e)	1,400,000	1,162,686
		5,576,698
Financials (3.1%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (b) (e) (f)	900,000	908,297
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25, Callable 5/15/20 @ 104 (e) (f)	440,000	365,402
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (e) (f)	1,000,000	976,720
		2,250,419
Health Care (10.9%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 8/3/18 @ 103.19 (b) (f)	1,000,000	930,920
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (b) (e) (f)	1,000,000	1,007,900
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 8/3/18 @ 101.66 (b) (e) (f)	1,000,000	986,510
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 6/1/19 @ 104 (e) (f)	670,000	691,038
Sotera Health Topco, Inc., 8.13%, 11/1/21, Callable 8/3/18 @ 102 (f)	1,000,000	1,011,870
Surgery Center Holdings, 6.75%, 7/1/25, Callable 7/1/20 @ 103.38 (b) (f)	1,000,000	953,180
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 8/3/18 @ 102.94 (b) (e) (f)	1,000,000	938,920
Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78 (f)	1,000,000	1,103,710
		7,624,048
Industrials (14.3%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 8/3/18 @ 105.53 (e) (f)	1,000,000	974,980
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (b) (f)	1,330,000	1,225,501
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24, Callable 3/15/20 @ 104.63 (f)	1,000,000	1,063,590
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	1,000,000	965,280
Flexi-Van Leasing, Inc., 10.00%, 2/15/23, Callable 2/15/20 @ 107.5 (f)	330,000	312,398
Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13	800,000	880,832
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (b) (f)	1,000,000	961,410
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (b) (e) (f)	1,000,000	996,050
Triumph Group, Inc., 4.88%, 4/1/21, Callable 8/3/18 @ 101.22	1,000,000	969,440
W/S Packaging Holdings, Inc., 9.00%, 4/15/23, Callable 4/15/20 @ 104.5 (e) (f)	800,000	810,008
XPO Logistics, Inc., 6.50%, 6/15/22, Callable 8/3/18 @ 103.25 (f)	925,000	947,006
		10,106,495

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares or Principal Amount	Value
Information Technology (1.4%):
Hughes Satellite Systems Corp., 6.63%, 8/1/26	$670,000	$620,541
Travelport Corporate Finance PLC, 6.00%, 3/15/26, Callable 3/15/21 @ 103 (f)	340,000	342,428
		962,969
Materials (1.9%):
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (f)	670,000	617,057
Reynolds Group Issuer, Inc., 7.00%, 7/15/24, Callable 7/15/19 @ 103.5 (b) (f)	680,000	694,239
		1,311,296
Telecommunication Services (3.6%):
Intelsat Jackson Holdings SA, 5.50%, 8/1/23, Callable 8/3/18 @ 102.75	1,250,000	1,122,400
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (e) (f)	1,000,000	1,079,341
Windstream Services LLC/Windstream Finance Corp., 8.75%, 12/15/24, Callable 12/15/22 @ 102.5 (e) (f)	446,000	283,241
		2,484,982
Total Corporate Bonds (Cost $45,304,499)		45,003,633
Collateral for Securities Loaned (14.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (g)	1,346,280	1,346,280
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (g)	1,223,936	1,223,936
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (g)	2,767,829	2,767,829
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (g)	611,896	611,896
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (g)	3,181,769	3,181,769
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (g)	1,101,412	1,101,412
Total Collateral for Securities Loaned (Cost $10,233,122)		10,233,122
Total Investments (Cost $77,557,427) — 109.2%		76,914,760
Liabilities in excess of other assets — (9.2)%		(6,473,819)
NET ASSETS — 100.00%		$70,440,941

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2018.

(d)  Security purchased on a when-issued basis.

(e)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $29,401,137 and amounted to 41.7% of net assets.

(g)  Rate disclosed is the daily yield on June 30, 2018.

See notes to financial statements.

Victory Portfolios Victory High Yield Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR02M — 2 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (101.8%)
California (5.5%):
Golden State Tobacco Securitization Corp., Series A-1, 5.75%, 6/1/47, Continuously Callable @ 100	$4,355,000	$4,355,000
Connecticut (4.5%):
Connecticut Health and Educational Facilities Authority Revenue Bonds, Series 2016CT, 5.00%, 12/1/41, Continuously Callable @ 100	3,185,000	3,570,512
Delaware (3.9%):
Delaware State Economic Development Authority Revenue Bonds 1.67%, 4/1/23, KEYBANK, Continuously Callable @ 100	905,000	905,000
5.00%, 11/15/48, Continuously Callable @ 103	2,000,000	2,225,200
		3,130,200
District of Columbia (2.0%):
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series 2011C, 5.00%, 10/1/28, Continuously Callable @ 100	1,500,000	1,620,495
Florida (2.8%):
Miami-Dade County Public Facilities Revenue & Revenue Refunding Bonds, Series 2015A, 5.00%, 6/1/33, Continuously Callable @ 100	2,000,000	2,249,080
Guam (1.4%):
Port Authority of Guam Revenue Bonds, 5.00%, 7/1/48, Continuously Callable @ 100 (a)	1,000,000	1,104,510
Idaho (1.2%):
Idaho Fish & Wildlife Foundation, Inc Revenue Bonds
5.00%, 12/1/37, Continuously Callable @ 100	635,000	728,751
5.00%, 12/1/41, Continuously Callable @ 100	240,000	274,488
		1,003,239
Illinois (22.7%):
Chicago Board of Education Dedicated Capital Improvement, 6.00%, 4/1/46, Continuously Callable @ 100 (b)	3,775,000	4,427,849
Chicago General Obligation Refunding Bonds
Series A, 5.75%, 1/1/33, Continuously Callable @ 100	2,000,000	2,201,680
Series A, 6.00%, 1/1/38, Continuously Callable @ 100	1,000,000	1,127,340
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series 2014, 5.00%, 12/1/44, AGC, Continuously Callable @ 100	2,450,000	2,661,680
Chicago Wastewater Transmission Revenue Bonds, Series A, 5.00%, 1/1/47, Continuously Callable @ 100	2,000,000	2,152,760
Chicago Wastewater Transmission Revenue Refunding Bonds, Series 2008C, 5.00%, 1/1/34, Continuously Callable @ 100	1,000,000	1,082,180
Illinois General Obligation Bonds
Series 2013, 5.50%, 7/1/27, Continuously Callable @ 100	2,000,000	2,138,300
Series D, 5.00%, 11/1/26	2,000,000	2,126,240
		17,918,029

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Kansas (1.9%):
Kansas Development Finance Authority Hospital Revenue Bonds 5.50%, 11/15/29, PRE-REFUNDED/ESCROWED TO MATURITY, Pre-refunded 11/15/19 @ 100	$35,000	$36,783
5.50%, 11/15/29, Continuously Callable @ 100	1,465,000	1,530,852
		1,567,635
Kentucky (0.6%):
Boone CO Kentucky Pollution Control Revenue Bonds, 1.55%, 8/1/27, Callable 8/1/18 @ 100, Sumitomo Mitsui Banking Corp.	500,000	500,000
Massachusetts (1.4%):
University of Massachusetts Building Authority Project Revenue Bonds, Series 2014-1, 5.00%, 11/1/39, Continuously Callable @ 100	1,000,000	1,125,750
Missouri (2.7%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, 4.25%, 12/1/42, Continuously Callable @ 100 (c)	2,000,000	1,966,860
Missouri Environmental Impact & Energy Resource Authority, Water Pollution Control & Drinking Water Revenue, 5.75%, 1/1/29, Continuously Callable @ 100	130,000	132,725
		2,099,585
New Jersey (10.9%):
New Jersey Economic Development Authority Biomedical Research Facilities Bonds, Series 2016A, 5.00%, 7/15/29, Continuously Callable @ 100 (b)	885,000	964,986
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @ 100 (b)	3,000,000	3,257,760
New Jersey Health Care Facilities Financing Authority Revenue & Refunding Bonds, Series 2015A, 5.00%, 7/1/46, AGC, Continuously Callable @ 100 (b)	1,500,000	1,650,060
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, 5.00%, 6/15/28, Continuously Callable @ 100	1,000,000	1,101,440
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @ 100	1,500,000	1,646,820
		8,621,066
New York (11.4%):
Metropolitan Transportation Authority Dedicated Tax Green Fund Bonds, Series 2016B-1, 5.00%, 11/15/56, Continuously Callable @ 100	1,545,000	1,719,415
New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, 5.75%, 6/1/43, Continuously Callable @ 100	200,000	200,514
New York Utility Debt Securitization Authority Restructuring Bonds, Series 2013 TE, 5.00%, 12/15/41, Continuously Callable @ 100	1,500,000	1,672,290
Port Authority of New York & New Jersey Consolidated Bonds, 5.00%, 12/1/32, Continuously Callable @ 100	1,000,000	1,109,330
Port Authority of New York and New Jersey Consolidated Bonds, 5.00%, 10/1/30, Continuously Callable @ 100	2,000,000	2,169,920
TSASC, Inc. Tobacco Settlement Bonds, Series A, 5.00%, 6/1/41, Continuously Callable @ 100	2,000,000	2,170,780
		9,042,249

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Oregon (1.7%):
Oregon Department of Transportation Highway User Tax Revenue Bonds, Series 2013A, 5.00%, 11/15/38, Continuously Callable @ 100	$1,000,000	$1,122,420
Oregon State Lottery Revenue Bonds, Series A, 5.25%, 4/1/30, Continuously Callable @ 100	205,000	222,593
		1,345,013
Pennsylvania (10.9%):
Commonwealth Financing Authority Revenue Bonds, 5.00%, 6/1/35, Continuously Callable @ 100	1,000,000	1,123,440
Franklin County Industrial Development Authority, Fixed Rate Revenue Bonds, Series 2010, 5.30%, 7/1/30, Continuously Callable @ 100	1,000,000	1,056,230
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010E, 5.00%, 5/15/31, Continuously Callable @ 100	1,000,000	1,044,580
Pennsylvania Turnpike Commission Revenue Bonds, Series 2014 A, 5.00%, 12/1/44, Continuously Callable @ 100	2,000,000	2,179,580
Philadelphia School District, General Obligation Bonds 5.00%, 9/1/38, STATE AID WITHHOLDING, Continuously Callable @ 100	1,200,000	1,331,796
Series 2016F, 5.00%, 9/1/37, Continuously Callable @ 100	1,815,000	1,987,607
		8,723,233
Tennessee (2.0%):
Johnson City Health & Educational Facilities Board, Hospital Refunding Revenue Bonds, Series 2010A, 5.63%, 7/1/30, Pre-refunded 7/1/20 @ 100	1,500,000	1,612,928
Texas (9.6%):
Canadian River Municipal Water Authority, Subordinate Lien Contract Revenue Bonds, Series 2011, 5.00%, 2/15/26, Continuously Callable @ 100 (b)	2,000,000	2,146,320
Fort Worth International Airport Joint Revenue Bonds, Series A, 5.00%, 11/1/38, Continuously Callable @ 100	1,000,000	1,047,460
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds Series A, 5.00%, 4/1/37, Continuously Callable @ 100	1,500,000	1,641,225
Serries A1, 5.00%, 7/1/47, Continuously Callable @ 102	500,000	533,105
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series 2009, 6.88%, 12/31/39, Continuously Callable @ 100 (b)	2,130,000	2,264,147
		7,632,257
Utah (1.4%):
Utah Infrastructure Agency Revenue Bonds, Series A, 5.00%, 10/15/40, Continuously Callable @ 100	1,000,000	1,081,350
Washington (3.3%):
Richland Electric Utility Revenue Bonds, 5.00%, 11/1/41, Continuously Callable @ 100	2,370,000	2,633,449
Total Municipal Bonds (Cost $78,409,971)		80,935,580
Total Investments (Cost $78,409,971) — 101.8%		80,935,580
Liabilities in excess of other assets — (1.8)%		(1,449,707)
NET ASSETS — 100.00%		$79,485,873

See notes to financial statements.

Victory Portfolios Victory Tax-Exempt Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

(a)  Security purchased on a when-issued basis.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $1,966,860 and amounted to 2.5% of net assets.

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (102.1%)
Arizona (1.0%):
Industrial Development Authority of the City of Phoenix/The Revenue Bonds, 5.00%, 7/1/42, Continuously Callable @ 100	$500,000	$552,160
California (7.6%):
California Public Works Board, Lease Revenue Bonds, Series 2019 I-1, 6.63%, 11/1/34, Continuously Callable @ 100	30,000	30,233
Golden State Tobacco Securitization Corp., Series A-1, 5.75%, 6/1/47, Continuously Callable @ 100	3,350,000	3,349,999
Golden State Tobacco Securitization Corp., Revenue Bonds, Series A-1, 5.00%, 6/1/47, Continuously Callable @ 100	1,000,000	1,026,100
		4,406,332
Colorado (3.6%):
Regional Transportation District, Denver Transit Partners Eagle P3 Project, Series 2010, 6.00%, 1/15/34, Continuously Callable @ 100	2,000,000	2,092,600
District of Columbia (2.2%):
District of Columbia Tobacco Settlement Financing Corp., 6.50%, 5/15/33 (a)	1,115,000	1,252,669
Florida (12.6%):
Osceola County Expressway System Revenue Bonds, Poinciana Parkway Project, Series 2014A, 5.38%, 10/1/47, Continuously Callable @ 100	1,500,000	1,626,495
Sumter County Village Community Development District No. 10 Special Assessment Revenue Bonds, Series 2014, 5.75%, 5/1/31, Continuously Callable @ 100	1,340,000	1,530,414
Sumter County Village Community Development District No. 8 Special Assessment Refunding Revenue Bonds, Series 2010, 6.13%, 5/1/39, Continuously Callable @ 100	1,905,000	1,984,762
Sumter County Village Community Development District No. 8 Special Assessment Revenue Bonds, Series 2010, 6.13%, 5/1/40, Continuously Callable @ 100	1,975,000	2,057,239
		7,198,910
Illinois (16.7%):
Chicago Board of Education Dedicated Capital Improvement, 6.00%, 4/1/46, Continuously Callable @ 100 (a)	2,500,000	2,932,349
Chicago General Obligation Refunding Bonds
Series 2015C, 5.00%, 1/1/38, Continuously Callable @ 100	1,000,000	1,034,790
Series A, 6.00%, 1/1/38, Continuously Callable @ 100	1,000,000	1,127,340
Chicago O'Hare International Airport General Airport Third Lien Revenue Bonds, 5.75%, 1/1/39, Continuously Callable @ 100	240,000	259,582
Illinois Finance Authority Revenue Bonds
6.50%, 4/1/44, Pre-refunded 10/1/19 @ 100	295,000	312,258
6.50%, 4/1/44, Continuously Callable @ 100	460,000	477,480
Illinois General Obligation Bonds
Series June 2013, 5.50%, 7/1/25, Continuously Callable @ 100	1,000,000	1,077,470
Series June 2013, 5.50%, 7/1/33, Continuously Callable @ 100	1,000,000	1,057,110
Series June 2013, 5.50%, 7/1/38, Continuously Callable @ 100	1,250,000	1,318,913
		9,597,292

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Massachusetts (3.0%):
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue J
Series 2011, 5.63%, 7/1/28, Continuously Callable @ 100 (a)	$455,000	$495,536
Series 2011, 5.63%, 7/1/29, Continuously Callable @ 100 (a)	920,000	999,065
Series 2011, 5.63%, 7/1/33, Continuously Callable @ 100 (a)	230,000	247,862
		1,742,463
Missouri (6.5%):
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
4.25%, 12/1/42, Continuously Callable @ 100 (b)	2,650,000	2,606,089
Series A, 5.00%, 11/15/43, Continuously Callable @ 100	1,000,000	1,131,790
		3,737,879
New Jersey (10.2%):
New Jersey Economic Development Authority School Facilities Construction Bonds, Series 2015 WW, 5.25%, 6/15/32, Continuously Callable @ 100 (a)	1,000,000	1,085,920
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Revenue Bonds, Series A, 5.00%, 7/1/33, Continuously Callable @ 100	500,000	542,735
New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2011-1, 5.75%, 12/1/28, Continuously Callable @ 100	900,000	963,594
South Jersey Port Corp., Revenue Bonds, Series B, 5.00%, 1/1/48, Continuously Callable @ 100	1,500,000	1,628,415
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2018 A, 5.00%, 6/1/46, Continuously Callable @ 100	1,500,000	1,646,820
		5,867,484
New York (2.9%):
Port Authority of New York & New Jersey Special Project Bonds, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/1/36, Continuously Callable @ 100	1,500,000	1,641,240
North Dakota (2.5%):
Grand Forks, North Dakota Senior Housing and Nursing Facility Revenue Bonds, 5.00%, 12/1/36, Continuously Callable @ 100	1,500,000	1,460,430
Ohio (2.6%):
Richfield Joint Recreation District General Obligation Recreational Facilities Improvement Bonds, Series 2015, 5.25%, 12/1/42, Continuously Callable @ 100	1,500,000	1,502,400
Oklahoma (2.3%):
Oklahoma Development Finance Authority Continuing Care Retirement Community Revenue Refunding Bonds, Series 2012, 6.00%, 1/1/32, Continuously Callable @ 100 (b)	1,885,000	1,307,325
Oregon (0.9%):
Clackamas County Hospital Facility Authority Revenue Bonds, Series A, 5.00%, 11/15/52, Continuously Callable @ 102	500,000	544,425

See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Pennsylvania (6.0%):
Commonwealth Financing Authority, Revenue Bonds, 5.00%, 6/1/34, Continuously Callable @ 100	$1,000,000	$1,127,180
Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project Revenue Bonds, Series 2009, 6.13%, 1/1/29, Continuously Callable @ 100	150,000	152,903
Dauphin County General Authority Health Systems Revenue Bonds, 6.00%, 6/1/36, Continuously Callable @ 100	230,000	238,098
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Bonds, Series A, 5.63%, 12/1/31, Pre-refunded 12/1/20 @ 100	335,000	365,368
Philadelphia School District, General Obligation Bonds, Series 2015A, 5.00%, 9/1/35, Continuously Callable @ 100	1,400,000	1,526,588
		3,410,137
South Carolina (3.0%):
Lancaster County, Walnut Creek Improvement District Assessment Refunding Revenue Bonds, Series 2016A-1, 5.00%, 12/1/37, Continuously Callable @ 100	1,675,000	1,716,289
South Dakota (1.7%):
Oglala Sioux Tribe, 5.00%, 10/1/22, Callable 8/3/18 @ 100 (b)	1,000,000	999,040
Tennessee (2.8%):
Johnson City Health & Educational Facilities Board, Hospital Refunding Revenue Bonds, Series 2010A, 5.63%, 7/1/30, Pre-refunded 7/1/20 @ 100	1,500,000	1,612,928
Texas (6.6%):
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
Series A, 5.00%, 4/1/42, Continuously Callable @ 100	1,500,000	1,632,120
Series B, 5.00%, 7/1/47, Continuously Callable @ 102	1,000,000	1,022,330
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, NTE Mobility Partners Segments 3 LLC — Segments 3A & 3B Facility, Series 2013, 7.00%, 12/31/38, Continuously Callable @ 100	1,000,000	1,175,260
		3,829,710
Utah (4.7%):
Utah Charter School Finance Authority Revenue Bonds, 5.00%, 4/15/37, Continuously Callable @ 100	500,000	554,610
Utah Infrastructure Agency Revevnue Bonds
Series A, 5.25%, 10/15/33, Continuously Callable @ 100 (c)	750,000	843,983
Series A, 5.38%, 10/15/40, Continuously Callable @ 100 (c)	1,150,000	1,285,332
		2,683,925
Washington (0.9%):
Kalispel Tribe of Indians Revenue Bonds, Series A, 5.25%, 1/1/38, Continuously Callable @ 100	500,000	503,180
See notes to financial statements.

Victory Portfolios Victory High Income Municipal Bond Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
West Virginia (1.8%):
The Country Commission of Monongalia Country, WV Special District Excise Tax Revenue, Refunding and Improvement Bonds, Series 2017A, 5.75%, 6/1/43, Continuously Callable @ 100 (b)	$1,000,000	$1,045,410
Total Municipal Bonds (Cost $57,107,666)		58,704,228
Total Investments (Cost $57,107,666) — 102.1%		58,704,228
Liabilities in excess of other assets — (2.1)%		(1,230,844)
NET ASSETS — 100.00%		$57,473,384

(a)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $5,957,864 and amounted to 10.4% of net assets.

(c)  Security purchased on a when-issued basis.

LLC — Limited Liability Company

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Senior Secured Loans (91.4%)
Acrisure LLC, 1st Lien Term Loan B, 6.61%, (LIBOR03M+425bps), 11/22/23, Callable 8/3/18 @ 101(a)	$3,900,773	$3,883,684
Admi Corp., 1st Lien Term Loan B, 5.34%, (LIBOR01M+325bps), 4/30/25, Callable 8/3/18 @ 101(a)	8,000,000	7,975,040
Advanced Disposal Services, Inc., 4.23%, (LIBOR01W+225bps), 11/10/23, Callable 8/3/18 @ 100 (a)	6,276,656	6,255,972
Ai Ladder Luxembourg Subco Sarl, 1st Lien Term Loan B, 7.02%, (LIBOR01M+450bps), 5/4/25 (a) (b)	6,000,000	5,967,480
Air Methods Corp., 1st Lien Term Loan, 5.83%, (LIBOR03M+350bps), 4/13/24 (a)	6,900,639	6,605,223
Albertson's LLC, 1st Lien Term Loan B-5, 5.34%, (LIBOR03M+300bps), 12/21/22, Callable 8/3/18 @ 100 (a)	4,883,193	4,835,168
Alphabet Holding Co., Inc., 1st Lien Term Loan, 5.59%, (LIBOR01M+350bps), 8/15/24, Callable 8/3/18 @ 100 (a)	5,558,000	5,162,388
Alphabet Holding Co., Inc., 2nd Lien Term Loan, 9.84%, (LIBOR01M+775bps), 8/15/25, Callable 8/3/18 @ 102 (a)	4,950,000	4,011,579
American Renal Holdings, Inc., 5.23%-5.34%, (LIBOR01M+325bps), 6/15/24, Callable 8/3/18 @ 100 (a)	7,128,000	7,090,055
Amneal Pharmaceuticals LLC, 1st Lien Term Loan B, 5.63%, (LIBOR01M+350bps), 3/23/25, Callable 8/3/18 @ 101 (a)	7,998,151	7,975,676
AmWINS Group, Inc., 4.76%-4.84%, (LIBOR01M+275bps), 1/25/24, Callable 8/3/18 @ 100 (a)	7,880,000	7,839,394
Apex Tool Group LLC, 1st Lien Term Loan B, 5.84%, (LIBOR01M+375bps), 2/1/22, Callable 8/3/18 @ 101 (a)	7,187,006	7,180,207
Asurion LLC, 5.08%, (LIBOR01M+300bps), 11/3/24 (a) (b)	4,000,000	3,985,000
ATS Consolidated, Inc., 2nd Lien Term Loan, 9.84%, (LIBOR01M+775bps), 2/23/26, Callable 8/3/18 @ 102 (a)	2,000,000	1,997,500
Avantor, Inc., 1st Lien Term Loan, 6.09%, (LIBOR01M+400bps), 9/22/24, Callable 8/3/18 @ 101 (a)	3,980,000	3,996,638
Avaya, Inc., 1st Lien Term Loan B, 6.32%, (LIBOR01M+425bps), 12/15/24, Callable 8/3/18 @ 101 (a)	7,462,500	7,467,213
Bass Pro Group LLC, Term Loan B, 7.09%, (LIBOR01M+500bps), 12/16/23, Callable 8/3/18 @ 100 (a)	7,443,750	7,448,451
BJ's Wholesale Club, Inc., 9.53%, (LIBOR01M+750bps), 1/27/25, Callable 8/3/18 @ 101 (a)	4,291,697	4,329,249
BJ's Wholesale Club, Inc., 5.53%, (LIBOR01M+350bps), 2/3/24, Callable 8/3/18 @ 100 (a)	8,835,891	8,827,055
Blount International, Inc., 1st Lien Term Loan B, 6.23%, (LIBOR01M+425bps), 4/12/23, Callable 8/3/18 @ 100 (a)	8,977,500	9,016,821
Boyd Gaming Corp., 4.49%, (LIBOR01W+250bps), 9/15/23, Callable 8/3/18 @ 100 (a)	5,506,307	5,513,906
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan, 6.58%-6.61%, (LIBOR03M+425bps), 6/21/24, Callable 8/3/18 @ 100 (a)	8,910,000	8,916,699
Builders FirstSource, Inc., 5.33%, (LIBOR03M+300bps), 2/29/24, Callable 8/3/18 @ 100 (a)	7,676,667	7,667,046
BW NHHC Holdco, Inc., 7.07%, (LIBOR01M+500bps), 5/16/25 (a)	5,000,000	4,934,400
BW NHHC Holdco, Inc., 11.07%, (LIBOR01M+900bps), 5/16/26 (a)	3,000,000	2,940,000

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Casa Systems, Inc., 6.09%, (LIBOR01M+400bps), 12/15/23, Callable 8/3/18 @ 100 (a)	$8,865,000	$8,876,109
Change Healthcare LLC, 4.73-4.84%, (LIBOR01M+275bps), 3/1/24, Callable 8/3/18 @ 100 (a)	7,900,000	7,869,033
Chassix, Inc., 7.88%, (LIBOR03M+550bps), 11/10/23, Callable 8/3/18 @ 102 (a)	2,956,667	2,956,667
Chassix, Inc., 8%, (LIBOR06M+550bps), 11/10/23, Callable 8/3/18 @ 102 (a)	3,013,333	3,013,333
Chesapeake Energy Corp., 9.59%, (LIBOR01M+750bps), 8/23/21, Callable 8/23/18 @ 104.25 (a)	10,500,000	10,974,705
CIBT Solutions, Inc., 1st Lien Term Loan, 6.08%, (LIBOR03M+375bps), 6/1/24, Callable 8/3/18 @ 100 (a)	5,940,000	5,947,444
Concentra, Inc., 1st Lien Term Loan, 4.74%, (LIBOR01M+275bps), 6/1/22, Callable 8/1/18 @ 100 (a)	5,284,007	5,277,402
Consolidated Communications, Inc., 1st Lien Term Loan B, 4.99%-5.10%, (LIBOR01M+300bps), 10/5/23, Callable 8/3/18 @ 100 (a)	4,974,814	4,895,863
CPI Holdco LLC, 1st Lien Term Loan, 5.59%, (LIBOR01M+350bps), 3/21/24, Callable 8/3/18 @ 100 (a)	6,912,526	6,938,513
Crown Finance US, Inc., 1st Lien Term Loan B, 4.59%, (LIBOR01M+250bps), 2/7/25, Callable 8/3/18 @ 101 (a)	8,977,500	8,903,610
Dayco Products LLC, 6.56%, (LIBOR03M+425bps), 5/19/24, Callable 8/3/18 @ 101 (a)	7,920,000	7,900,200
Dole Food Co., Inc., 4.78%-4.84%, (LIBOR01M+275bps), 3/24/24, Callable 8/3/18 @ 101 (a)	6,063,158	6,027,217
Dole Food Co., Inc., 5.08%, (LIBOR03M+275bps), 3/24/24, Callable 8/3/18 @ 101 (a)	175,158	174,120
Dole Food Co., Inc., 6.75%, (PRIME+175bps), 3/24/24, Callable 8/3/18 @ 101 (a)	1,684	1,674
Eldorado Resorts, Inc., 4.38%, (LIBOR01M+225bps), 3/16/24, Callable 8/3/18 @ 100 (a)	1,780,064	1,772,285
Eldorado Resorts, Inc., 4.38%, (LIBOR02M+225bps), 3/16/24, Callable 8/3/18 @ 100 (a)	2,488,298	2,477,424
Engineered Machinery Holdings, Inc., 2nd Lien Term Loan, 9.58%, (LIBOR03M+725bps), 7/19/25, Callable 7/19/18 @ 101 (a)	4,423,404	4,428,934
First Data Corp., 1st Lien Term Loan, 4.09%, (LIBOR01M+200bps), 7/10/22, Callable 8/3/18 @ 100 (a)	4,297,968	4,276,478
Gates Global LLC, 1st Lien Term Loan B2, 5.08%, (LIBOR03M+275bps), 3/31/24, Callable 8/3/18 @ 100 (a)	7,544,720	7,532,542
Genoa A Qol Healthcare Co. LLC, 1st Lien Term Loan, 5.34%, (LIBOR01M+325bps), 10/28/23, Callable 8/3/18 @ 100 (a)	5,895,450	5,888,062
Genoa Healthcare Co. LLC, 10.09%, (LIBOR01M+800bps), 10/28/24, Callable 8/3/18 @ 101 (a)	3,000,000	3,022,500
Gentiva Health Services, Inc., 6.13%, (LIBOR02M+375bps), 6/21/25 (a) (b)	3,076,923	3,053,846
Gentive Health Services, Inc., 6.13%, (LIBOR02M+375bps), 6/21/25 (a) (b)	1,923,077	1,908,654
Gentive Health Services, Inc., 9.38%, (LIBOR02M+700bps), 6/21/26 (a) (b)	2,250,000	2,272,500
Golden Nugget, Inc., 1st Lien Term Loan, 4.80%-4.84%, (LIBOR01M+275bps), 10/4/23, Callable 8/3/18 @ 101 (a)	6,996,294	6,982,687
Greenway Health LLC, 6.08%, (LIBOR03M+375bps), 2/16/24, Callable 8/3/18 @ 100 (a)	5,940,000	5,928,864

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
GTT Communications, Inc., 1st Lien Term Loan B, 4.88%, (LIBOR02M+275bps), 6/2/25, Callable 8/3/18 @ 101 (a)	$8,000,000	$7,874,000
Gulf Finance LLC, 1st Lien Term Loan B, 7.59%, (LIBOR03M+525bps), 8/25/23, Callable 8/3/18 @ 100 (a)	8,870,048	7,632,021
Hertz Corp., Term Loan B1, 4.85%, (LIBOR01M+275bps), 6/30/23, Callable 8/3/18 @ 100 (a)	7,819,132	7,756,887
Hub International, Ltd., 1st Lien Term Loan B, 5.36%, (LIBOR01M+300bps), 4/25/25, Callable 8/3/18 @ 101 (a)	7,500,000	7,450,350
Infor(US), Inc., 1st Lien Term Loan B6, 4.84%, (LIBOR01M+275bps), 2/1/22, Callable 8/3/18 @ 100 (a)	8,612,285	8,562,639
Intelsat Jackson Holdings SA, 1st Lien Term Loan B3, 5.85%, (LIBOR01M+375bps), 6/30/19, Callable 8/3/18 @ 101 (a)	10,000,000	9,967,100
Janus International Group LLC, 1st Lien Term Loan, 5.09%, (LIBOR01M+300bps), 2/9/25, Callable 8/3/18 @ 101 (a)	2,992,500	2,940,000
Janus International Group LLC, 2nd Lien Term Loan, 9.84%, (LIBOR01M+775bps), 2/9/26, Callable 8/3/18 @ 102 (a)	3,000,000	2,964,990
Kindred Healthcare, Inc., 7.38%, (LIBOR01M+500bps), 6/21/25 (a) (b)	6,000,000	5,940,000
Kindred Healthcare, Inc., Term Loan B, 5.88%, (LIBOR03M+350bps), 4/9/21, Callable 8/3/18 @ 100 (a)	7,374,225	7,364,983
LBM Borrower LLC, 1st Lien Term Loan C, 5.85%, (LIBOR01M+375bps), 8/20/22, Callable 8/3/18 @ 101 (a)	7,866,528	7,861,651
Leslie's Poolmart, Inc., Term Loan B, 5.59%, (LIBOR01M+350bps), 8/16/23, Callable 8/3/18 @ 101 (a)	6,752,567	6,739,028
Lifescan Global Corp., 11.43%, (LIBOR12M+950bps), 6/19/25 (a) (b)	2,250,000	2,154,375
Lifescan Global Corp., 7.93%, (LIBOR12M+600bps), 6/19/24 (a) (b)	3,600,000	3,483,000
Monitronics International, Inc., Term Loan B2, 7.83%, (LIBOR03M+550bps), 9/30/22, Callable 8/3/18 @ 101 (a)	5,158,125	4,912,491
Navicure, Inc., 1st Lien Term Loan, 5.84%, (LIBOR01M+375bps), 11/1/24, Callable 8/3/18 @ 100 (a)	3,980,000	3,960,050
Navicure, Inc., 2nd Lien Term Loan, 9.59%, (LIBOR01M+750bps), 11/1/25, Callable 8/3/18 @ 102 (a)	2,500,000	2,500,000
Navistar, Inc., 1st Lien Term Loan B, 5.53%, (LIBOR01M+350bps), 11/2/24, Callable 8/3/18 @ 100 (a)	7,481,250	7,476,612
nThrive, Inc., 1st Lien Term Loan B2, 6.59%, (LIBOR01M+450bps), 10/20/22, Callable 8/3/18 @ 100 (a)	9,800,000	9,726,312
Ortho-Clinical Diagnostics SA, 1st Lien Term Loan B, 5.34%, (LIBOR01M+325bps), 5/22/25, Callable 8/3/18 @ 101 (a)	6,840,674	6,810,781
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan, 11.09%, (LIBOR03M+875bps), 7/1/24, Callable 8/3/18 @ 100 (a)	6,800,000	6,766,000
Perspecta, Inc., 1st Lien Term Loan B, 4.23-4.34%, (LIBOR01M+225bps), 4/28/25, Callable 8/3/18 @ 101 (a)	6,500,000	6,516,250
PetSmart, Inc., 5.01%, (LIBOR01M+300bps), 3/10/22, Callable 8/3/18 @ 100 (a)	8,154,710	6,724,537
PharMerica Corp., 1st Lien Term Loan, 5.55%, (LIBOR01M+350bps), 9/26/24, Callable 8/3/18 @ 100 (a)	2,992,500	2,985,930
PharMerica Corp., 2nd Lien Term Loan, 9.80%, (LIBOR01M+775bps), 9/26/25, Callable 8/3/18 @ 102 (a)	2,000,000	1,997,500
Pisces Midco, Inc. 1st Lien Term Loan B, 6.09%, (LIBOR03M+375bps), 3/29/25 (a)	4,000,000	3,987,520
Prospect Medical Holdings, Inc., 1st Lien Term Loan B, 7.50%, (LIBOR01M+550bps), 2/16/24, Callable 8/3/18 @ 101 (a)	2,992,500	2,985,000

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Radiate Holdco LLC, 5.09%, (LIBOR01M+300bps), 2/1/24, Callable 7/26/18 @ 100 (a)	$7,900,000	$7,779,933
Reynolds Group Holdings, Inc., 1st Lien Term Loan B, 4.84%, (LIBOR01M+275bps), 2/5/23, Callable 8/3/18 @ 100 (a)	9,079,670	9,053,090
Robertshaw US Holding Corp., 1st Lien Term Loan, 10.13%, (LIBOR01M+350bps), 2/15/25, Callable 8/3/18 @ 101 (a)	1,995,000	1,990,000
Robertshaw US Holding Corp., 2nd Lien Term Loan, 5.63%, (LIBOR01M+800bps), 2/15/26, Callable 8/3/18 @ 102 (a)	4,000,000	3,940,000
Scientific Games International, Inc., 1st Lien Term Loan B5, 4.84%, (LIBOR01M+275bps), 8/14/24, Callable 8/3/18 @ 101 (a)	477,894	474,301
Scientific Games International, Inc., 1st Lien Term Loan B5, 4.92%, (LIBOR02M+275bps), 8/14/24, Callable 8/3/18 @ 101 (a)	2,009,622	1,994,512
Select Medical Corp., 4.80%, (LIBOR01M+275bps), 2/13/24, Callable 8/3/18 @ 101 (a)	5,398,353	5,384,823
Select Medical Corp., 6.75%, (Prime+175bps), 2/13/24, Callable 8/3/18 @ 101 (a)	2,973	2,965
SIWF Holdings, Inc., 6.32%, (LIBOR01M+425bps), 5/27/25 (a)	4,000,000	4,015,000
SIWF Holdings, Inc., 10.57%, (LIBOR01M+850bps) 5/26/26 (a)	1,500,000	1,440,000
Sprint Communications, Inc., 1st Lien Term Loan B, 4.63%, (LIBOR01M+250bps), 2/2/24, Callable 8/3/18 @ 100 (a)	4,987,374	4,960,274
SRS Distribution, Inc., 1st Lien Term Loan B, 5.58%, (LIBOR03M+325bps), 5/19/25, Callable 8/3/18 @ 101 (a)	4,000,000	3,936,680
StandardAero Aviation Holdings, Inc. 1st Lien Term Loan, 5.84%, (LIBOR01M+375bps), 7/7/22, Callable 8/3/18 @ 100 (a)	7,780,000	7,783,276
Station Casinos LLC, Term Loan B, 4.60%, (LIBOR01M+250bps), 6/8/23, Callable 8/3/18 @ 100 (a)	7,728,847	7,692,273
Sterigenics-Nordion Holdings LLC, 5.33%, (LIBOR03M+300bps), 5/15/22 (a)	7,857,664	7,828,123
Tecomet, Inc., 1st Lien Term Loan B, 5.50%, (LIBOR01M+350bps), 4/18/24, Callable 8/3/18 @ 100 (a)	6,894,357	6,872,792
Tecomet, Inc., 1st Lien Term Loan B, 7.50%, (Prime+250bps), 4/18/24, Callable 8/3/18 @ 100 (a)	35,643	35,532
Telesat Canada, 4.84%, (LIBOR01M+250bps), 11/17/23, Callable 8/3/18 @ 101 (a)	10,582,484	10,492,943
Tenneco, Inc., 4.77%, (LIBOR12M+280bps), 6/18/25 (a) (b)	6,500,000	6,430,970
TI Group Automotive Systems LLC, Term Loan B, 4.59%, (LIBOR01M+250bps), 6/30/22, Callable 8/3/18 @ 100 (a)	4,009,248	4,004,237
Titan Acquisition, Ltd., 5.09%, (LIBOR01M+300bps) 3/28/25 (a)	6,982,500	6,867,910
TKC Holdings, Inc., 2nd Lien Term Loan, 10.10%, (LIBOR01M+800bps), 2/1/24, Callable 8/3/18 @ 101 (a)	7,850,000	7,836,890
Tribune Media Co., 1st Lien Term C, 5.09%, (LIBOR01M+300bps), 1/27/24, Callable 8/3/18 @ 100 (a)	8,055,144	8,035,006
Tribune Media Co., Term Loan B, 5.09%, (LIBOR01M+300bps), 12/27/20, Callable 8/3/18 @ 100 (a)	646,287	646,287
Uniti Group, Inc. 1st Lien Term Loan B, 5.09%, (LIBOR01M+300bps), 10/24/22, Callable 8/3/18 @ 100 (a)	10,584,855	10,094,063
Univision Communications, 1st Lien Term Loan C5, 4.84%, (LIBOR01M+275bps), 3/15/24, Callable 8/3/18 @ 100 (a)	9,777,102	9,439,010

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
USI, Inc., 1st Lien Term Loan B, 5.33%, (LIBOR03M+300bps), 5/16/24, Callable 8/3/18 @ 100 (a)	$8,932,500	$8,872,054
Vertex Aerospace Services Corp., 6.83%, (LIBOR01M+475bps), 6/14/25 (a) (b)	3,000,000	3,015,000
West Corp., 1st Lien Term Loan B1, 5.59%, (LIBOR01M+350bps), 10/10/24, Callable 8/3/18 @ 101 (a)	7,000,000	6,938,750
Windstream Services LLC, 1st Lien Term Loan, 5.33%, (LIBOR01M+325bps), 2/8/24, Callable 8/3/18 @ 100 (a) (b)	2,000,000	1,755,000
WP CPP Holdings LLC, 1st Lien Term Loan B, 6.28%, (LIBOR06M+375bps), 4/30/25, Callable 8/3/18 @ 101 (a)	4,000,000	4,014,000
WP CPP Holdings LLC, 2nd Lien Term Loan, 10.28%, (LIBOR06M+775bps), 4/30/26, Callable 8/3/18 @ 102 (a)	2,000,000	1,995,000
Total Senior Secured Loans (Cost $606,603,691)		602,783,211
Corporate Bonds (8.9%)
Consumer Discretionary (1.6%):
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (c)	5,000,000	5,140,750
PetSmart, Inc., 5.88%, 6/1/25, Callable 6/1/20 @ 102.94 (c) (d)	1,000,000	769,880
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 4/15/21 @ 103.88 (c) (d)	5,000,000	4,666,200
		10,576,830
Energy (0.4%):
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21, Callable 8/3/18 @ 101.25	4,000,000	2,622,440
Financials (1.7%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (c) (d)	4,000,000	4,036,880
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25, Callable 5/15/20 @ 104 (c) (d)	3,470,000	2,881,696
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26, Callable 5/1/21 @ 104 (c) (d)	5,000,000	4,883,600
		11,802,176
Health Care (2.7%):
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (c) (d)	3,000,000	3,023,700
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 8/3/18 @ 101.66 (c) (d)	6,000,000	5,919,060
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 6/1/19 @ 104 (c) (d)	4,000,000	4,125,600
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 8/3/18 @ 102.94 (c) (d)	5,000,000	4,694,600
		17,762,960
Industrials (1.2%):
Flexi-Van Leasing, Inc., 10.00%, 2/15/23, Callable 2/15/20 @ 107.5 (c)	1,000,000	946,660
SRS Distribution, Inc., 8.25%, 7/1/26, Callable 7/1/21 @ 104.13 (c) (d)	3,000,000	2,988,150
W/S Packaging Holdings, Inc., 9.00%, 4/15/23, Callable 4/15/20 @ 104.5 (c) (d)	3,800,000	3,847,538
		7,782,348

See notes to financial statements.

Victory Portfolios Victory Floating Rate Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Telecommunication Services (1.3%):
Sprint Corp., 7.88%, 9/15/23 (d)	$6,500,000	$6,751,030
Windstream Services LLC/Windstream Finance Corp., 8.75%, 12/15/24, Callable 12/15/22 @ 102.5 (c) (d)	2,675,000	1,698,811
		8,449,841
Total Corporate Bonds (Cost $58,667,086)		58,996,595
Total Investments (Cost $665,270,777) — 100.3%		661,779,806
Liabilities in excess of other assets — (0.3)%		(1,688,061)
NET ASSETS — 100.00%		$660,091,745

(a)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2018.

(b)  Security purchased on a when-issued basis.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $49,623,126 and amounted to 7.5% of net assets.

(d)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR01W — 1 Week US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR02M — 2 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR06M — 6 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR12M — 12 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LLC — Limited Liability Company

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (8.6%)
AmeriCredit Automobile, SERIES: 2017-3, CLASS: A3, 1.90%, 3/18/22, Callable 3/18/21 @ 100 (a)	$283,000	$278,908
Capital Automotive REIT, Series 2016-1A, Class A, 4.55%, 2/15/46 (a) (b)	967,379	966,063
Chesapeake Funding II LLC, SERIES: 2018-1A, CLASS: A1, 3.04%, 4/15/30, Callable 4/15/21 @ 100 (a) (b)	350,000	348,631
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100 (a) (b)	419,277	419,907
Focus Brands Funding LLC, Series 2017-1A, Class A2I, 3.86%, 4/30/47, Callable 4/30/20 @ 100 (a) (b)	990,000	989,551
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46%, 3/15/22, Callable 7/15/20 @ 100 (a)	500,000	496,763
Verizon Owner Trust, Series 2017-3A, Class B, 2.38%, 4/20/22, Callable 12/20/20 @ 100 (a) (b)	500,000	489,144
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06%, 4/20/22, Callable 12/20/20 @ 100 (a) (b)	500,000	491,551
Total Asset Backed Securities (Cost $4,551,076)		4,480,518
Residential Mortgage Backed Securities (2.2%)
Bank of America Funding Corp., Series 2004-2, Class 1CB1, 5.75%, 9/20/34, Callable 4/20/26 @ 100 (a)	106,430	110,806
Bear Stearns Alt-A Trust, Series 2003-3, Class 2A, 3.67%, 10/25/33, Callable 7/25/18 @ 100 (a) (c)	181,794	181,795
Countrywide Home Loans, Inc., Series 2004-5, Class 2A9, 5.25%, 5/25/34, Callable 7/25/18 @ 100 (a)	133,206	133,206
Duetsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A2B, 2.33%, (LIBOR01M+24bps), 6/25/37, Callable 4/25/21 @ 100 (a) (d)	165,854	159,989
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 1/25/20, Callable 2/25/34 @ 100 (a)	10,694	10,928
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1, 3.98%, 2/25/35, Callable 7/25/18 @ 100 (a) (c)	44,951	45,471
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 4/25/19 @ 100 (a)	9,490	9,632
Prime Mortgage Trust, Series 2004-2, Class A2, 4.75%, 11/25/19, Callable 7/25/18 @ 100 (a)	8,445	8,445
Residential Funding Mortgage Securities I, Inc., Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 7/25/18 @ 100 (a)	6,335	6,335
Structured Asset Securities Corp., Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 7/25/18 @ 100 (a) (c)	327	333
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 3A1, 3.74%, 11/25/34, Callable 7/25/18 @ 100 (a) (c)	159,167	159,167
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 7/25/18 @ 100 (a)	9,452	9,452
Wells Fargo Mortgage Backed Securities Trust, Series 2005-6, Class A4, 5.50%, 8/25/35, Callable 7/25/18 @ 100 (a)	47,499	47,499
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A1, 3.85%, 12/25/34, Callable 7/25/18 @ 100 (a) (c)	106,045	106,045

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2004-W, Class A9, 3.72%, 11/25/34, Callable 7/25/18 @ 100 (a) (c)	$96,188	$96,188
Wells Fargo Mortgage Backed Securities Trust, Series 2004-R, Class 2A1, 3.60%, 9/25/34, Callable 7/25/18 @ 100 (a) (c)	85,202	85,202
Total Residential Mortgage Backed Securities (Cost $1,154,925)		1,170,493
Senior Secured Loans (15.6%)
American Renal Holdings, Inc., 5.23%-5.34%, (LIBOR01M+325bps), 6/15/24, Callable 8/3/18 @ 100 (d)	782,000	777,824
Bass Pro Group LLC, Term Loan B, 7.09%, (LIBOR01M+500bps), 12/16/23, Callable 8/3/18 @ 100 (d)	985,000	985,623
BJ's Wholesale Club, Inc., 9.53%, (LIBOR01M+750bps), 1/27/25, Callable 8/3/18 @ 101 (d)	1,692,781	1,707,593
Brand Energy & Infrastructure Services, Inc., 1st Lien Term Loan, 6.58%-6.61%, (LIBOR03M+425bps), 6/21/24, Callable 8/3/18 @ 100 (d)	980,000	980,739
Chesapeake Energy Corp., 9.59%, (LIBOR01M+750bps), 8/23/21, Callable 8/23/18 @ 104.25 (d)	1,000,000	1,045,210
PetSmart, Inc., 5.01%, (LIBOR01M+300bps), 3/10/22, Callable 8/3/18 @ 100 (d)	979,592	807,791
SRS Distribution, Inc., 1st Lien Term Loan B, 5.58%, (LIBOR03M+325bps), 5/19/25, Callable 8/3/18 @ 101 (c) (e)	1,000,000	984,170
Windstream Services LLC, 1st Lien Term Loan, 5.34%, (LIBOR01M+325bps), 2/8/24, Callable 8/3/18 @ 100 (d)	989,851	868,286
Total Senior Secured Loans (Cost $8,233,056)		8,157,236
Corporate Bonds (34.2%)
Consumer Discretionary (0.9%):
Charter Communications Operating LLC/Capital, 4.20%, 3/15/28, Callable 12/15/27 @ 100	500,000	469,005
Consumer Staples (0.9%):
CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100 (f)	500,000	493,130
Energy (11.5%):
Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100 (a) (f)	900,000	867,447
Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100 (a)	900,000	897,273
MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100 (a)	1,000,000	1,020,320
Petroleos Mexicanos 5.50%, 2/4/19 (a)	1,000,000	1,016,300
3.50%, 1/30/23 (a)	1,200,000	1,136,184
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100 (a)	1,000,000	1,020,529
		5,958,053
Financials (9.0%):
Banco Santander SA, 3.13%, 2/23/23 (a)	750,000	711,383
E*TRADE Financial Corp., 4.50%, 6/20/28, Callable 3/20/28 @ 100 (a) (f)	250,000	250,793
Goldman Sachs Group, Inc. 3.20%, 2/23/23, Callable 1/23/23 @ 100 (a)	1,000,000	974,250
4.22%, (LIBOR03M+130bps), 5/1/29, Callable 5/1/28 @ 100 (a) (d)	1,000,000	985,709
Huntington Bancshares, Inc., 4.00%, 5/15/25, Callable 4/15/25 @ 100 (a)	250,000	250,948

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley 3.13%, 1/23/23 (a)	$500,000	$487,620
3.77%, (LIBOR03M+114bps), 1/24/29, Callable 1/24/28 @ 100 (a) (d)	1,000,000	964,240
		4,624,943
Health Care (3.1%):
Becton Dickinson and Co. 3.36%, 6/6/24, Callable 4/6/24 @ 100 (a)	700,000	672,182
4.69%, (12/15/44, Callable 6/15/44 @ 100 (a)	1,000,000	968,509
		1,640,691
Industrials (2.7%):
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	500,000	484,165
General Electric Capital Corp., 5.88%, 1/14/38 (a)	500,000	567,540
Navistar International Corp., 6.63%, 11/1/25, Callable 11/1/20 @ 103.31 (a) (b) (f)	380,000	391,290
		1,442,995
Information Technology (0.6%):
Qualcomm, Inc., 3.25%, 5/20/27, Callable 2/20/27 @ 100 (a) (f)	350,000	326,260
Materials (2.1%):
Lyondellbasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100 (a)	90,000	90,899
Vale Overseas Ltd., 4.38%, 1/11/22 (a) (f)	1,000,000	1,014,990
		1,105,889
Telecommunication Services (2.8%):
AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100 (a) (b)	500,000	471,870
Vodafone Group PLC, 4.38%, 5/30/28 (f)	1,000,000	988,070
		1,459,940
Utilities (0.6%):
South Carolina Electric & Gas, 4.10%, 6/15/46, Callable 12/15/45 @ 100	370,000	336,530
Total Corporate Bonds (Cost $18,064,113)		17,857,436
U.S. Government Mortgage Backed Agencies (9.6%)
Federal National Mortgage Association 3.50%, 7/1/43 – 3/1/48 (a)	5,030,037	5,009,927
Total U.S. Government Mortgage Backed Agencies (Cost $5,024,647)		5,009,927
U.S. Treasury Obligations (19.7%)
U.S. Treasury Bonds 2.75%, 11/15/47 (a)	1,200,000	1,145,011
3.00%, 2/15/48	360,000	361,230
U.S. Treasury Notes 2.00%, 1/31/20 (a)	3,750,000	3,721,743
2.38%, 1/31/23 (a)	2,805,000	2,763,376
2.63%, 2/28/23 (a)	460,000	458,169
2.50%, 1/31/25 (a)	1,900,000	1,865,450
Total U.S. Treasury Obligations (Cost $10,323,307)		10,314,979

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (4.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (g)	307,583	$307,583
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (g)	279,631	279,631
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (g)	632,362	632,362
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (g)	139,799	139,799
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (f)	726,935	726,935
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (g)	251,638	251,638
Total Collateral for Securities Loaned (Cost $2,337,948)		2,337,948
Total Investments (Cost $49,689,072) — 94.4%		49,328,537
Other assets in excess of liabilities — 5.6%		2,920,128
NET ASSETS — 100.00%		$52,248,665

(a)  All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $4,568,007 and amounted to 8.7% of net assets.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2018.

(d)  Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2018.

(e)  Security purchased on a when-issued basis.

(f)  All or a portion of this security is on loan.

(g)  Rate disclosed is the daily yield on June 30, 2018.

bps — Basis points

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR02M — 2 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of June 30, 2018, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See notes to financial statements.

Victory Portfolios Victory Strategic Income Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Future	23	9/28/18	$4,882,915	$4,872,047	$(10,868)
30-Year U.S. Treasury Bond Future	18	9/19/18	2,598,818	2,610,000	11,182
5-Year U.S. Treasury Note Future	57	9/28/18	6,484,262	6,476,180	(8,082)
Ultra Long Term U.S. Treasury Bond Future	10	9/19/18	1,602,220	1,595,625	(6,595)
					$(14,363)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Future	26	9/19/18	$3,127,009	$3,124,875	$2,134
Total unrealized appreciation					$13,316
Total unrealized depreciation					(25,545)
Total net unrealized depreciation					$(12,229)

Centrally Cleared

Credit Default Swap Agreements — Buy Protection (a)

Underlying Instrument	Fixed Deal Day Rate	Maturity Date	Payment Frequency	Implied Credit Spread at June 30, 2018(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield 5 Year Index; Series 30	5.00%	6/20/23	Daily	3.63%	$5,000,000	$(295,347)	$(280,250)	$(15,097)

(a)  When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)  Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)  The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield 5 Year Index.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities June 30, 2018

  (Unaudited)

	Victory INCORE Investment Quality Bond Fund	Victory INCORE Low Duration Bond Fund	Victory High Yield Fund
ASSETS:
Investments, at value (Cost $39,886,369, $397,333,378 and $77,557,427)	$38,930,925 (a)	$392,699,396 (b)	$76,914,760 (c)
Cash and cash equivalents	943,113	3,483,202	5,535,683
Deposits with brokers for futures contracts	153,913	597,399	—
Deposits with brokers for centrally cleared swap agreements	522,538	3,204,784	—
Interest and dividends receivable	213,920	2,016,276	901,513
Receivable for capital shares issued	3,342	191,155	2,619
Receivable for investments sold	—	—	174,837
Variation margin receivable on open futures contracts	188	164	—
Variation margin receivable on centrally cleared swap agreements	1,986	29,933	—
Receivable from Adviser	10,189	25,948	7,162
Prepaid expenses	37,384	47,162	41,352
Total Assets	40,817,498	402,295,419	83,577,926
LIABILITIES:
Securities lending collateral	1,198,379	10,036,293	10,233,122
Distributions payable	4,068	116,908	199,456
Payable for investments purchased	178,274	—	2,441,000
Payable for capital shares redeemed	7,316	776,791	192,905
Variation margin payable on open futures contracts	640	14,313	—
Accrued expenses and other payables:
Investment advisory fees	16,240	146,344	34,874
Administration fees	1,982	19,841	3,546
Custodian fees	1,018	4,288	2,100
Transfer agent fees	5,453	49,854	439
Chief Compliance Officer fees	27	297	45
12b-1 fees	5,377	41,632	14,958
Other accrued expenses	13,040	52,301	14,540
Total Liabilities	1,431,814	11,258,862	13,136,985
NET ASSETS:
Capital	40,668,995	424,354,118	79,491,433
Accumulated net investment income (loss)	39,340	(119,833)	3,383
Accumulated net realized gains (losses) from investments	(384,087)	(28,479,044)	(8,411,208)
Net unrealized appreciation (depreciation) on investments	(938,564)	(4,718,684)	(642,667)
Net Assets	$39,385,684	$391,036,557	$70,440,941
Net Assets
Class A Shares	$27,802,369	$115,567,093	$22,755,650
Class C Shares	4,238,131	71,330,033	21,101,334
Class R Shares	3,733,060	1,636,486	18,862,778
Class Y Shares	3,612,124	202,502,945	7,721,179
Total	$39,385,684	$391,036,557	$70,440,941
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	2,987,259	11,653,059	3,510,226
Class C Shares	455,756	7,197,424	3,248,201
Class R Shares	400,167	165,065	2,901,985
Class Y Shares	388,507	20,413,501	1,196,776
Total	4,231,689	39,429,049	10,857,188
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$9.31	$9.92	$6.48
Class C Shares (d)	$9.30	$9.91	$6.50
Class R Shares	$9.33	$9.91	$6.50
Class Y Shares	$9.30	$9.92	$6.45
Maximum Sales Charge — Class A Shares	2.00%	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$9.50	$10.12	$6.61

(a)  Includes $1,161,098 of securities on loan.

(b)  Includes $9,759,779 of securities on loan.

(c)  Includes $9,851,485 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities June 30, 2018

  (Unaudited)

	Victory Tax-Exempt Fund	Victory High Income Municipal Bond Fund	Victory Floating Rate Fund
ASSETS:
Investments, at value (Cost $78,409,971, $57,107,666 and $665,270,777)	$80,935,580	$58,704,228	$661,779,806
Cash and cash equivalents	—	—	34,517,681
Interest and dividends receivable	845,693	760,102	2,405,552
Receivable for capital shares issued	9,476	7,288	1,116,741
Receivable for investments sold	782,271	548,715	4,052,120
Receivable from Adviser	10,179	11,154	70,797
Prepaid expenses	27,463	17,343	24,395
Total Assets	82,610,662	60,048,830	703,967,092
LIABILITIES:
Payable for line of credit	1,800,000	—	—
Distributions payable	20,611	18,706	379,249
Payable to custodian	27,382	251,143	—
Payable for investments purchased	1,103,190	2,115,787	41,823,250
Payable for capital shares redeemed	103,095	139,863	964,579
Accrued expenses and other payables:
Investment advisory fees	32,841	23,749	351,295
Administration fees	4,007	2,898	32,969
Custodian fees	1,065	781	54,258
Transfer agent fees	4,707	—	60,721
Chief Compliance Officer fees	58	45	477
12b-1 fees	12,739	11,178	113,296
Other accrued expenses	15,094	11,296	95,253
Total Liabilities	3,124,789	2,575,446	43,875,347
NET ASSETS:
Capital	75,939,508	56,136,356	828,086,933
Accumulated net investment income (loss)	20,348	127,971	129,594
Accumulated net realized gains (losses) from investments	1,000,408	(387,505)	(164,633,811)
Net unrealized appreciation (depreciation) on investments	2,525,609	1,596,562	(3,490,971)
Net Assets	$79,485,873	$57,473,384	$660,091,745
Net Assets
Class A Shares	$33,209,253	$20,910,898	$139,805,975
Class C Shares	22,635,455	21,943,797	239,636,357
Class R Shares	—	—	657,210
Class Y Shares	23,641,165	14,618,689	279,992,203
Total	$79,485,873	$57,473,384	$660,091,745
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	3,412,359	1,975,196	14,664,053
Class C Shares	2,326,697	2,072,860	25,118,979
Class R Shares	—	—	68,939
Class Y Shares	2,430,450	1,380,748	29,346,866
Total	8,169,506	5,428,804	69,198,837
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$9.73	$10.59	$9.53
Class C Shares (a)	$9.73	$10.59	$9.54
Class R Shares	$—	$—	$9.53
Class Y Shares	$9.73	$10.59	$9.54
Maximum Sales Charge — Class A Shares	2.00%	2.00%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$9.93	$10.81	$9.72

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Assets and Liabilities June 30, 2018

  (Unaudited)

Victory Strategic Income Fund
ASSETS:
Investments, at value (Cost $49,689,072)	$49,328,537 (a)
Cash and cash equivalents	820,348
Deposits with brokers for futures contracts	139,960
Deposits with brokers for centrally cleared swap agreements	142,468
Interest and dividends receivable	374,956
Receivable for capital shares issued	1,870
Receivable for investments sold	4,894,500
Variation margin receivable on open futures contracts	6,627
Reclaims receivable	564
Receivable from Adviser	18,714
Prepaid expenses	20,663
Total Assets	55,749,207
LIABILITIES:
Securities lending collateral	2,337,948
Distributions payable	93,186
Payable for investments purchased	991,250
Payable for capital shares redeemed	12,280
Variation margin payable on open futures contracts	8,536
Variation margin payable on centrally cleared swap agreements	3,279
Accrued expenses and other payables:
Investment advisory fees	25,794
Administration fees	2,622
Custodian fees	2,233
Transfer agent fees	714
Chief Compliance Officer fees	32
12b-1 fees	8,602
Other accrued expenses	14,066
Total Liabilities	3,500,542
NET ASSETS:
Capital	54,153,466
Accumulated net investment income (loss)	(36,886)
Accumulated net realized gains (losses) from investments	(1,480,054)
Net unrealized appreciation (depreciation) on investments	(387,861)
Net Assets	$52,248,665
Net Assets
Class A Shares	$33,305,993
Class C Shares	11,142,973
Class R Shares	2,812,299
Class Y Shares	4,987,400
Total	$52,248,665
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	3,383,099
Class C Shares	1,126,780
Class R Shares	284,174
Class Y Shares	509,481
Total	5,303,534
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$9.84
Class C Shares (b)	$9.89
Class R Shares	$9.90
Class Y Shares	$9.79
Maximum Sales Charge — Class A Shares	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$10.04

(a)  Includes $2,273,185 of securities on loan.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

	Victory INCORE Investment Quality Bond Fund	Victory INCORE Low Duration Bond Fund	Victory High Yield Fund
Investment Income:
Dividend income	$—	$—	$20,810
Interest income	658,394	5,323,189	2,271,085
Securities lending income	261	10,113	61,977
Total Income	658,655	5,333,302	2,353,872
Expenses:
Investment advisory fees	104,167	983,637	205,346
Administration fees	12,816	129,106	20,850
12b-1 fees — Class A Shares	36,164	160,156	27,053
12b-1 fees — Class C Shares	24,991	380,334	108,154
12b-1 fees — Class R Shares	9,540	4,595	47,154
Custodian fees	2,251	11,534	6,974
Transfer agent fees	2,217	23,592	2,503
Transfer agent fees — Class A Shares	16,933	52,682	6,425
Transfer agent fees — Class C Shares	3,309	38,572	3,236
Transfer agent fees — Class R Shares	2,696	1,723	2,810
Transfer agent fees — Class Y Shares	2,288	124,537	2,217
Trustees' fees	1,756	18,196	2,638
Chief Compliance Officer fees	167	1,767	259
Legal and audit fees	8,229	24,147	10,011
State registration and filing fees	24,116	29,408	21,892
Interest expense on interfund lending (See Note 6)	—	215	—
Other expenses	12,446	40,354	9,329
Total Expenses	264,086	2,024,555	476,851
Expenses waived/reimbursed by Adviser	(52,117)	(137,934)	(34,852)
Net Expenses	211,969	1,886,621	441,999
Net Investment Income (Loss)	446,686	3,446,681	1,911,873
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(241,076)	(178,069)	442,066
Net realized gains (losses) from futures transactions	(153,589)	(725,454)	—
Net realized gains (losses) from centrally cleared swap transactions	83,810	1,030,806	—
Net change in unrealized appreciation/depreciation on investments	(964,727)	(2,656,877)	(1,324,540)
Net change in unrealized appreciation/depreciation on futures transactions	21,323	149,816	—
Net change in unrealized appreciation/depreciation on centrally cleared swap transactions	(6,673)	(273,733)	—
Net realized/unrealized gains (losses) on investments	(1,260,932)	(2,653,511)	(882,474)
Change in net assets resulting from operations	$(814,246)	$793,170	$1,029,399

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

	Victory Tax-Exempt Fund	Victory High Income Municipal Bond Fund	Victory Floating Rate Fund
Investment Income:
Interest income	$1,880,950	$1,617,486	$20,788,612
Total Income	1,880,950	1,617,486	20,788,612
Expenses:
Investment advisory fees	209,244	160,350	2,161,777
Administration fees	24,705	19,196	197,346
12b-1 fees — Class A Shares	43,367	28,274	177,224
12b-1 fees — Class C Shares	119,948	115,719	1,253,392
12b-1 fees — Class R Shares	—	—	1,886
Custodian fees	2,070	1,844	106,230
Transfer agent fees	5,234	4,252	31,907
Transfer agent fees — Class A Shares	9,068	6,088	52,293
Transfer agent fees — Class C Shares	10,905	9,075	118,741
Transfer agent fees — Class R Shares	—	—	532
Transfer agent fees — Class Y Shares	10,272	5,585	110,087
Trustees' fees	3,431	2,770	26,362
Chief Compliance Officer fees	332	263	2,615
Legal and audit fees	8,188	7,784	67,075
State registration and filing fees	18,806	21,070	33,042
Interest expense on interfund lending (See Note 6)	175	909	—
Other expenses	8,957	8,944	90,132
Total Expenses	474,702	392,123	4,430,641
Expenses waived/reimbursed by Adviser	(57,903)	(67,120)	(400,713)
Net Expenses	416,799	325,003	4,029,928
Net Investment Income (Loss)	1,464,151	1,292,483	16,758,684
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	456,257	700,305	71,474
Net change in unrealized appreciation/depreciation on investments	(2,069,733)	(2,208,046)	(4,672,457)
Net realized/unrealized gains (losses) on investments	(1,613,476)	(1,507,741)	(4,600,983)
Change in net assets resulting from operations	$(149,325)	$(215,258)	$12,157,701

See notes to financial statements.

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

Victory Strategic Income Fund
Investment Income:
Dividend income	$3,098
Interest income	1,230,456
Securities lending income	12,401
Total Income	1,245,955
Expenses:
Investment advisory fees	160,345
Administration fees	16,343
12b-1 fees — Class A Shares	41,943
12b-1 fees — Class C Shares	57,677
12b-1 fees — Class R Shares	7,060
Custodian fees	8,008
Transfer agent fees	2,167
Transfer agent fees — Class A Shares	3,870
Transfer agent fees — Class C Shares	4,684
Transfer agent fees — Class R Shares	353
Transfer agent fees — Class Y Shares	2,316
Trustees' fees	2,148
Chief Compliance Officer fees	208
Legal and audit fees	9,244
State registration and filing fees	26,602
Other expenses	7,971
Total Expenses	350,939
Expenses waived/reimbursed by Adviser	(51,978)
Net Expenses	298,961
Net Investment Income (Loss)	946,994
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	(612,235)
Net realized gains (losses) from futures transactions	(329,056)
Net realized gains (losses) from centrally cleared swap transactions	(102,741)
Net change in unrealized appreciation/depreciation on investments	(619,175)
Net change in unrealized appreciation/depreciation on futures transactions	(27,665)
Net change in unrealized appreciation/depreciation on centrally cleared swap transactions	(15,097)
Net realized/unrealized gains (losses) on investments	(1,705,969)
Change in net assets resulting from operations	$(758,975)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$446,686	$909,777	$3,446,681	$6,834,623	$1,911,873	$4,040,436
Net realized gains (losses) from investment transactions	(310,855)	540,669	127,283	1,594,520	442,066	1,123,076
Net change in unrealized appreciation/ depreciation on investments	(950,077)	428,182	(2,780,794)	(110,863)	(1,324,540)	1,439,779
Change in net assets resulting from operations	(814,246)	1,878,628	793,170	8,318,280	1,029,399	6,603,291
Distributions to Shareholders:
From net investment income:
Class A Shares	(381,978)	(851,750)	(1,273,478)	(2,975,964)	(652,548)	(1,403,226)
Class C Shares	(44,063)	(116,728)	(465,477)	(915,654)	(573,598)	(1,168,449)
Class R Shares	(42,620)	(84,062)	(14,378)	(31,139)	(534,644)	(1,059,549)
Class Y Shares	(56,460)	(137,124)	(2,557,805)	(5,811,142)	(199,997)	(361,401)
Change in net assets resulting from distributions to shareholders	(525,121)	(1,189,664)	(4,311,138)	(9,733,899)	(1,960,787)	(3,992,625)
Change in net assets resulting from capital transactions	(5,068,154)	(14,930,156)	(110,950,960)	(162,872,205)	2,778,199	(7,725,222)
Change in net assets	(6,407,521)	(14,241,192)	(114,468,928)	(164,287,824)	1,846,811	(5,114,556)
Net Assets:
Beginning of period	45,793,205	60,034,397	505,505,485	669,793,309	68,594,130	73,708,686
End of period	$39,385,684	$45,793,205	$391,036,557	$505,505,485	$70,440,941	$68,594,130
Accumulated net investment income (loss)	$39,340	$117,775	$(119,833)	$744,624	$3,383	$52,297

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,534,822	$2,831,599	$14,089,920	$46,832,529	$4,233,806	$1,861,235
Distributions reinvested	365,899	815,905	1,069,477	2,686,461	395,584	887,213
Cost of shares redeemed	(4,485,644)	(13,321,140)	(47,847,105)	(114,718,707)	(3,466,811)	(7,281,276)
Total Class A Shares	$(2,584,923)	$(9,673,636)	$(32,687,708)	$(65,199,717)	$1,162,579	$(4,532,828)
Class C Shares
Proceeds from shares issued	$65,709	$258,405	$1,853,915	$4,237,252	$224,148	$547,795
Distributions reinvested	38,807	104,388	393,361	767,764	166,813	360,247
Cost of shares redeemed	(1,820,174)	(3,247,616)	(13,162,136)	(39,487,104)	(1,275,809)	(1,937,517)
Total Class C Shares	$(1,715,658)	$(2,884,823)	$(10,914,860)	$(34,482,088)	$(884,848)	$(1,029,475)
Class R Shares
Proceeds from shares issued	$234,785	$744,251	$536,576	$497,363	$210,840	$400,156
Distributions reinvested	42,409	82,168	13,502	29,528	71,915	151,626
Cost of shares redeemed	(364,910)	(1,419,639)	(976,872)	(1,025,220)	(379,288)	(766,727)
Total Class R Shares	$(87,716)	$(593,220)	$(426,794)	$(498,329)	$(96,533)	$(214,945)
Class Y Shares
Proceeds from shares issued	$466,347	$2,226,232	$40,856,178	$138,578,340	$4,424,959	$976,273
Distributions reinvested	53,531	121,080	2,071,550	4,600,750	140,383	228,090
Cost of shares redeemed	(1,199,735)	(4,125,789)	(109,849,326)	(205,871,161)	(1,968,341)	(3,152,337)
Total Class Y Shares	$(679,857)	$(1,778,477)	$(66,921,598)	$(62,692,071)	$2,597,001	$(1,947,974)
Change in net assets resulting from capital transactions	$(5,068,154)	$(14,930,156)	$(110,950,960)	$(162,872,205)	$2,778,199	$(7,725,222)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory INCORE Investment Quality Bond Fund		Victory INCORE Low Duration Bond Fund		Victory High Yield Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	162,506	295,492	1,417,361	4,664,463	650,995	286,825
Reinvested	39,062	85,190	107,669	267,483	60,704	136,509
Redeemed	(478,547)	(1,391,149)	(4,810,986)	(11,415,614)	(531,354)	(1,122,011)
Total Class A Shares	(276,979)	(1,010,467)	(3,285,956)	(6,483,668)	180,345	(698,677)
Class C Shares
Issued	6,837	26,962	186,717	422,473	34,130	83,822
Reinvested	4,146	10,909	39,624	76,544	25,523	55,272
Redeemed	(194,587)	(339,958)	(1,325,041)	(3,931,543)	(195,450)	(297,521)
Total Class C Shares	(183,604)	(302,087)	(1,098,700)	(3,432,526)	(135,797)	(158,427)
Class R Shares
Issued	24,734	77,547	53,836	49,538	32,064	61,669
Reinvested	4,518	8,561	1,360	2,943	11,003	23,257
Redeemed	(38,903)	(147,630)	(98,180)	(102,062)	(57,778)	(117,872)
Total Class R Shares	(9,651)	(61,522)	(42,984)	(49,581)	(14,711)	(32,946)
Class Y Shares
Issued	49,565	233,209	4,100,255	13,783,498	681,397	151,429
Reinvested	5,720	12,655	208,432	457,942	21,661	35,243
Redeemed	(128,186)	(432,356)	(11,037,006)	(20,479,175)	(303,426)	(489,738)
Total Class Y Shares	(72,901)	(186,492)	(6,728,319)	(6,237,735)	399,632	(303,066)
Change in Shares	(543,135)	(1,560,568)	(11,155,959)	(16,203,510)	429,469	(1,193,116)
See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,464,151	$3,573,247	$1,292,483	$3,646,007	$16,758,684	$36,779,615
Net realized gains (losses) from investment transactions	456,257	2,484,368	700,305	4,064,798	71,474	2,249,383
Net change in unrealized appreciation/ depreciation on investments	(2,069,733)	1,527,664	(2,208,046)	(371,458)	(4,672,457)	(11,511,519)
Change in net assets resulting from operations	(149,325)	7,585,279	(215,258)	7,339,347	12,157,701	27,517,479
Distributions to Shareholders:
From net investment income:
Class A Shares	(641,002)	(1,618,136)	(480,108)	(1,272,345)	(3,749,440)	(8,534,071)
Class C Shares	(347,267)	(846,088)	(402,745)	(948,489)	(5,620,153)	(12,145,762)
Class R Shares	—	—	—	—	(17,726)	(49,769)
Class Y Shares	(475,902)	(1,107,087)	(409,641)	(1,423,842)	(7,488,394)	(16,116,919)
From net realized gains:
Class A Shares	—	(472,344)	—	—	—	—
Class C Shares	—	(324,611)	—	—	—	—
Class Y Shares	—	(334,405)	—	—	—	—
Change in net assets resulting from distributions to shareholders	(1,464,171)	(4,702,671)	(1,292,494)	(3,644,676)	(16,875,713)	(36,846,521)
Change in net assets resulting from capital transactions	(10,410,512)	(31,160,715)	(18,888,389)	(24,933,574)	(25,846,690)	(233,559,554)
Change in net assets	(12,024,008)	(28,278,107)	(20,396,141)	(21,238,903)	(30,564,702)	(242,888,596)
Net Assets:
Beginning of period	91,509,881	119,787,988	77,869,525	99,108,428	690,656,447	933,545,043
End of period	$79,485,873	$91,509,881	$57,473,384	$77,869,525	$660,091,745	$690,656,447
Accumulated net investment income (loss)	$20,348	$20,368	$127,971	$127,982	$129,594	$246,623

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$733,870	$3,102,632	$844,587	$1,513,159	$21,501,782	$12,625,716
Distributions reinvested	602,111	1,959,387	431,733	1,148,985	3,355,199	7,541,272
Cost of shares redeemed	(5,029,575)	(23,412,655)	(5,702,649)	(11,021,906)	(32,104,785)	(91,072,678)
Total Class A Shares	$(3,693,594)	$(18,350,636)	$(4,426,329)	$(8,359,762)	$(7,247,804)	$(70,905,690)
Class C Shares
Proceeds from shares issued	$277,898	$811,966	$294,589	$996,790	$9,384,921	$10,440,111
Distributions reinvested	287,272	949,284	351,099	807,173	4,752,088	9,957,444
Cost of shares redeemed	(3,976,032)	(9,424,559)	(3,404,937)	(7,318,721)	(38,265,816)	(92,529,564)
Total Class C Shares	$(3,410,862)	$(7,663,309)	$(2,759,249)	$(5,514,758)	$(24,128,807)	$(72,132,009)
Class R Shares
Proceeds from shares issued	$—	$—	$—	$—	$72,819	$209,448
Distributions reinvested	—	—	—	—	13,197	39,590
Cost of shares redeemed	—	—	—	—	(339,951)	(637,529)
Total Class R Shares	$—	$—	$—	$—	$(253,935)	$(388,491)
Class Y Shares
Proceeds from shares issued	$1,886,898	$6,773,639	$1,177,457	$5,817,166	$43,870,648	$89,018,180
Distributions reinvested	438,305	1,254,269	380,714	1,310,190	6,434,573	13,612,952
Cost of shares redeemed	(5,631,259)	(13,174,678)	(13,260,982)	(18,186,410)	(44,521,365)	(192,764,496)
Total Class Y Shares	$(3,306,056)	$(5,146,770)	$(11,702,811)	$(11,059,054)	$5,783,856	$(90,133,364)
Change in net assets resulting from capital transactions	$(10,410,512)	$(31,160,715)	$(18,888,389)	$(24,933,574)	$(25,846,690)	$(233,559,554)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Tax-Exempt Fund		Victory High Income Municipal Bond Fund		Victory Floating Rate Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	75,304	311,344	79,959	141,815	2,240,853	1,305,374
Reinvested	61,964	198,907	40,896	108,390	349,774	781,201
Redeemed	(517,110)	(2,381,069)	(540,406)	(1,038,779)	(3,345,040)	(9,422,219)
Total Class A Shares	(379,842)	(1,870,818)	(419,551)	(788,574)	(754,413)	(7,335,644)
Class C Shares
Issued	28,548	81,943	27,815	94,105	977,267	1,079,352
Reinvested	29,580	96,363	33,256	76,139	495,004	1,030,772
Redeemed	(409,254)	(958,991)	(322,203)	(692,994)	(3,982,517)	(9,576,856)
Total Class C Shares	(351,126)	(780,685)	(261,132)	(522,750)	(2,510,246)	(7,466,732)
Class R Shares
Issued	—	—	—	—	7,584	21,658
Reinvested	—	—	—	—	1,375	4,101
Redeemed	—	—	—	—	(35,377)	(66,148)
Total Class R Shares	—	—	—	—	(26,418)	(40,389)
Class Y Shares
Issued	194,051	689,033	111,307	552,773	4,567,534	9,198,088
Reinvested	45,131	127,339	36,058	123,607	670,229	1,409,028
Redeemed	(577,833)	(1,339,687)	(1,256,697)	(1,722,680)	(4,632,675)	(19,933,369)
Total Class Y Shares	(338,651)	(523,315)	(1,109,332)	(1,046,300)	605,088	(9,326,253)
Change in Shares	(1,069,619)	(3,174,818)	(1,790,015)	(2,357,624)	(2,685,989)	(24,169,018)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets
	Victory Strategic Income Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$946,994	$1,904,829
Net realized gains (losses) from investment transactions	(1,044,032)	998,362
Net change in unrealized appreciation/depreciation on investments	(661,937)	105,546
Change in net assets resulting from operations	(758,975)	3,008,737
Distributions to Shareholders:
From net investment income:
Class A Shares	(579,989)	(1,253,807)
Class C Shares	(152,144)	(317,178)
Class R Shares	(42,937)	(91,356)
Class Y Shares	(103,003)	(405,899)
Change in net assets resulting from distributions to shareholders	(878,073)	(2,068,240)
Change in net assets resulting from capital transactions	(5,850,199)	(4,618,608)
Change in net assets	(7,487,247)	(3,678,111)
Net Assets:
Beginning of period	59,735,912	63,414,023
End of period	$52,248,665	$59,735,912
Accumulated net investment income (loss)	$(36,886)	$(105,807)

(continues on next page)

See notes to financial statements.

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Strategic Income Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$570,835	$754,116
Distributions reinvested	105,117	259,436
Cost of shares redeemed	(1,297,091)	(3,726,856)
Total Class A Shares	$(621,139)	$(2,713,304)
Class C Shares
Proceeds from shares issued	$885,127	$1,478,406
Distributions reinvested	120,247	249,788
Cost of shares redeemed	(1,179,169)	(1,778,882)
Total Class C Shares	$(173,795)	$(50,688)
Class R Shares
Proceeds from shares issued	$6,586	$17,575
Distributions reinvested	6,893	15,654
Cost of shares redeemed	(42,088)	(129,893)
Total Class R Shares	$(28,609)	$(96,664)
Class Y Shares
Proceeds from shares issued	$303,484	$2,676,340
Distributions reinvested	58,417	304,661
Cost of shares redeemed	(5,388,557)	(4,738,953)
Total Class Y Shares	$(5,026,656)	$(1,757,952)
Change in net assets resulting from capital transactions	$(5,850,199)	$(4,618,608)
Share Transactions:
Class A Shares
Issued	57,157	74,635
Reinvested	10,590	25,689
Redeemed	(130,672)	(369,334)
Total Class A Shares	(62,925)	(269,010)
Class C Shares
Issued	88,110	145,885
Reinvested	12,058	24,613
Redeemed	(118,786)	(175,535)
Total Class C Shares	(18,618)	(5,037)
Class R Shares
Issued	660	1,738
Reinvested	691	1,542
Redeemed	(4,240)	(12,801)
Total Class R Shares	(2,889)	(9,521)
Class Y Shares
Issued	30,811	267,549
Reinvested	5,906	30,331
Redeemed	(536,336)	(472,927)
Total Class Y Shares	(499,619)	(175,047)
Change in Shares	(584,051)	(458,615)

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Quality Bond Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.59	$9.48	$9.57	$10.16	$10.01	$10.50
Investment Activities:
Net investment income (loss) (a)	0.11	0.18	0.22	0.31	0.30	0.28
Net realized and unrealized gains (losses) on investments	(0.27)	0.16	0.16	(0.38)	0.26	(0.45)
Total from Investment Activities	(0.16)	0.34	0.38	(0.07)	0.56	(0.17)
Distributions to Shareholders:
Net investment income	(0.12)	(0.23)	(0.23)	(0.30)	(0.30)	(0.28)
Net realized gains from investments	—	—	(0.24)	(0.22)	(0.11)	(0.04)
Total Distributions to Shareholders	(0.12)	(0.23)	(0.47)	(0.52)	(0.41)	(0.32)
Net Asset Value, End of Period	$9.31	$9.59	$9.48	$9.57	$10.16	$10.01
Total Return (excludes sales charge) (b)	(1.64)%	3.62%	4.01%	(0.74)%	5.67%	(1.64)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$27,803	$31,306	$40,510	$51,747	$73,618	$80,139
Ratio of net expenses to average net assets (c)	0.90%	0.90%	0.90%	0.90%	0.88%	0.85%
Ratio of net investment income (loss) to average net assets (c)	2.26%	1.86%	2.29%	3.06%	2.98%	2.70%
Ratio of gross expenses to average net assets (c) (d)	1.12%	1.07%	1.14%	1.07%	1.05%	1.01%
Portfolio turnover (b) (e)	45%	70%	148%	73%	51%	201%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Quality Bond Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.58	$9.47	$9.56	$10.16	$10.01	$10.50
Investment Activities:
Net investment income (loss) (a)	0.07	0.10	0.14	0.22	0.22	0.20
Net realized and unrealized gains (losses) on investments	(0.27)	0.16	0.16	(0.38)	0.26	(0.45)
Total from Investment Activities	(0.20)	0.26	0.30	(0.16)	0.48	(0.25)
Distributions to Shareholders:
Net investment income	(0.08)	(0.15)	(0.15)	(0.22)	(0.22)	(0.20)
Net realized gains from investments	—	—	(0.24)	(0.22)	(0.11)	(0.04)
Total Distributions to Shareholders	(0.08)	(0.15)	(0.39)	(0.44)	(0.33)	(0.24)
Net Asset Value, End of Period	$9.30	$9.58	$9.47	$9.56	$10.16	$10.01
Total Return (excludes contingent deferred sales charge) (b)	(2.06)%	2.74%	3.11%	(1.70)%	4.81%	(2.37)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,238	$6,127	$8,915	$10,510	$15,377	$12,057
Ratio of net expenses to average net assets (c)	1.77%	1.77%	1.77%	1.77%	1.71%	1.60%
Ratio of net investment income (loss) to average net assets (c)	1.41%	0.99%	1.42%	2.19%	2.16%	1.92%
Ratio of gross expenses to average net assets (c) (d)	2.07%	1.91%	1.92%	1.85%	1.88%	1.81%
Portfolio turnover (b) (e)	45%	70%	148%	73%	51%	201%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Quality Bond Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.61	$9.50	$9.58	$10.18	$10.02	$10.51
Investment Activities:
Net investment income (loss) (a)	0.09	0.14	0.19	0.27	0.26	0.24
Net realized and unrealized gains (losses) on investments	(0.27)	0.16	0.17	(0.39)	0.27	(0.45)
Total from Investment Activities	(0.18)	0.30	0.36	(0.12)	0.53	(0.21)
Distributions to Shareholders:
Net investment income	(0.10)	(0.19)	(0.20)	(0.26)	(0.26)	(0.24)
Net realized gains from investments	—	—	(0.24)	(0.22)	(0.11)	(0.04)
Total Distributions to Shareholders	(0.10)	(0.19)	(0.44)	(0.48)	(0.37)	(0.28)
Net Asset Value, End of Period	$9.33	$9.61	$9.50	$9.58	$10.18	$10.02
Total Return (b)	(1.83)%	3.16%	3.71%	(1.24)%	5.36%	(2.02)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,733	$3,940	$4,477	$5,568	$7,821	$7,287
Ratio of net expenses to average net assets (c)	1.30%	1.30%	1.30%	1.30%	1.28%	1.25%
Ratio of net investment income (loss) to average net assets (c)	1.85%	1.44%	1.90%	2.65%	2.57%	2.32%
Ratio of gross expenses to average net assets (c) (d)	1.58%	1.65%	1.44%	1.45%	1.46%	1.41%
Portfolio turnover (b) (e)	45%	70%	148%	73%	51%	201%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Investment Quality Bond Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.58	$9.47	$9.56	$10.17	$10.02	$10.50
Investment Activities:
Net investment income (loss) (a)	0.12	0.20	0.25	0.32	0.33	0.30
Net realized and unrealized gains (losses) on investments	(0.27)	0.16	0.16	(0.39)	0.26	(0.44)
Total from Investment Activities	(0.15)	0.36	0.41	(0.07)	0.59	(0.14)
Distributions to Shareholders:
Net investment income	(0.13)	(0.25)	(0.26)	(0.32)	(0.33)	(0.30)
Net realized gains from investments	—	—	(0.24)	(0.22)	(0.11)	(0.04)
Total Distributions to Shareholders	(0.13)	(0.25)	(0.50)	(0.54)	(0.44)	(0.34)
Net Asset Value, End of Period	$9.30	$9.58	$9.47	$9.56	$10.17	$10.02
Total Return (b)	(1.52)%	3.87%	4.26%	(0.73)%	5.91%	(1.35)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,612	$4,421	$6,133	$5,557	$33,519	$34,568
Ratio of net expenses to average net assets (c)	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Ratio of net investment income (loss) to average net assets (c)	2.51%	2.09%	2.53%	3.19%	3.20%	2.89%
Ratio of gross expenses to average net assets (c) (d)	1.06%	0.98%	0.94%	0.86%	0.78%	0.72%
Portfolio turnover (b) (e)	45%	70%	148%	73%	51%	201%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory INCORE Low Duration Bond Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.99	$10.03	$9.95		$10.03	$10.13	$10.32
Investment Activities:
Net investment income (loss) (a)	0.08	0.12	0.12		0.14	0.18	0.18
Net realized and unrealized gains (losses) on investments	(0.05)	0.02	0.06		(0.09)	(0.10)	(0.19)
Total from Investment Activities	0.03	0.14	0.18		0.05	0.08	(0.01)
Distributions to Shareholders:
Net investment income	(0.10)	(0.18)	(0.10)		(0.13)	(0.18)	(0.18)
Total Distributions to Shareholders	(0.10)	(0.18)	(0.10)		(0.13)	(0.18)	(0.18)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	—	(b)	—	—	—
Net Asset Value, End of Period	$9.92	$9.99	$10.03		$9.95	$10.03	$10.13
Total Return (excludes sales charge) (c)	0.19%	1.47%	1.80	%(d)	0.52%	0.74%	(0.07)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$115,567	$149,287	$214,825		$314,347	$373,706	$580,942
Ratio of net expenses to average net assets (e)	0.85%	0.85%	0.85%		0.84%	0.90%	0.83%
Ratio of net investment income (loss) to average net assets (e)	1.59%	1.21%	1.21%		1.38%	1.75%	1.76%
Ratio of gross expenses to average net assets (e) (f)	0.91%	0.90%	0.89%		0.85%	0.90%	0.84%
Portfolio turnover (c) (g)	17%	62%	49%		36%	38%	74%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Low Duration Bond Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014		Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.99	$10.02	$9.95		$10.03	$10.13		$10.32
Investment Activities:
Net investment income (loss) (a)	0.04	0.04	0.04		0.06	0.10		0.10
Net realized and unrealized gains (losses) on investments	(0.06)	0.03	0.05		(0.08)	(0.10)		(0.19)
Total from Investment Activities	(0.02)	0.07	0.09		(0.02)	—		(0.09)
Distributions to Shareholders:
Net investment income	(0.06)	(0.10)	(0.02)		(0.06)	(0.10)		(0.10)
Total Distributions to Shareholders	(0.06)	(0.10)	(0.02)		(0.06)	(0.10)		(0.10)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	—	(b)	—	—		—
Net Asset Value, End of Period	$9.91	$9.99	$10.02		$9.95	$10.03		$10.13
Total Return (excludes contingent deferred sales charge) (c)	(0.19)%	0.70%	0.94	%(d)	(0.20)%	—	%(e)	(0.85)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$71,330	$82,847	$117,544		$154,056	$191,970		$268,237
Ratio of net expenses to average net assets (f)	1.62%	1.62%	1.62%		1.61%	1.64%		1.61%
Ratio of net investment income (loss) to average net assets (f)	0.82%	0.44%	0.44%		0.62%	1.00%		0.98%
Ratio of gross expenses to average net assets (f) (g)	1.69%	1.65%	1.65%		1.62%	1.64%		1.63%
Portfolio turnover (c) (h)	17%	62%	49%		36%	38%		74%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(e)  Amount is less than 0.005%.

(f)  Annualized for periods less than one year.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Low Duration Bond Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.99	$10.02	$9.95		$10.03	$10.13	$10.32
Investment Activities:
Net investment income (loss) (a)	0.06	0.08	0.08		0.10	0.13	0.14
Net realized and unrealized gains (losses) on investments	(0.06)	0.03	0.05		(0.09)	(0.10)	(0.19)
Total from Investment Activities	—	0.11	0.13		0.01	0.03	(0.05)
Distributions to Shareholders:
Net investment income	(0.08)	(0.14)	(0.06)		(0.09)	(0.13)	(0.14)
Total Distributions to Shareholders	(0.08)	(0.14)	(0.06)		(0.09)	(0.13)	(0.14)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	—	(b)	—	—	—
Net Asset Value, End of Period	$9.91	$9.99	$10.02		$9.95	$10.03	$10.13
Total Return (c)	(0.02)%	1.05%	1.33	%(d)	0.12%	0.31%	(0.50)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,636	$2,078	$2,583		$3,925	$5,001	$5,894
Ratio of net expenses to average net assets (e)	1.27%	1.27%	1.23%		1.26%	1.33%	1.26%
Ratio of net investment income (loss) to average net assets (e)	1.18%	0.79%	0.83%		0.96%	1.31%	1.34%
Ratio of gross expenses to average net assets (e) (f)	1.83%	1.68%	1.25%		1.27%	1.33%	1.30%
Portfolio turnover (c) (g)	17%	62%	49%		36%	38%	74%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory INCORE Low Duration Bond Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00	$10.03	$9.95		$10.03	$10.13	$10.32
Investment Activities:
Net investment income (loss) (a)	0.09	0.15	0.14		0.16	0.20	0.20
Net realized and unrealized gains (losses) on investments	(0.06)	0.02	0.06		(0.08)	(0.10)	(0.19)
Total from Investment Activities	0.03	0.17	0.20		0.08	0.10	0.01
Distributions to Shareholders:
Net investment income	(0.11)	(0.20)	(0.12)		(0.16)	(0.20)	(0.20)
Total Distributions to Shareholders	(0.11)	(0.20)	(0.12)		(0.16)	(0.20)	(0.20)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	—	(b)	—	—	—
Net Asset Value, End of Period	$9.92	$10.00	$10.03		$9.95	$10.03	$10.13
Total Return (c)	0.30%	1.71%	2.04	%(d)	0.74%	1.04%	0.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$202,504	$271,294	$334,841		$367,112	$407,382	$471,093
Ratio of net expenses to average net assets (e)	0.62%	0.62%	0.60%		0.61%	0.61%	0.61%
Ratio of net investment income (loss) to average net assets (e)	1.83%	1.44%	1.42%		1.60%	2.02%	1.98%
Ratio of gross expenses to average net assets (e) (f)	0.68%	0.65%	0.63%		0.62%	0.61%	0.61%
Portfolio turnover (c) (g)	17%	62%	49%		36%	38%	74%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory High Yield Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$6.57	$6.34	$5.85	$6.52	$7.31	$7.25
Investment Activities:
Net investment income (loss) (a)	0.19	0.39	0.38	0.40	0.41	0.43
Net realized and unrealized gains (losses) on investments	(0.08)	0.22	0.49	(0.67)	(0.47)	0.07
Total from Investment Activities	0.11	0.61	0.87	(0.27)	(0.06)	0.50
Distributions to Shareholders:
Net investment income	(0.20)	(0.38)	(0.38)	(0.40)	(0.41)	(0.44)
Net realized gains from investments	—	—	—	—	(0.32)	—
Total Distributions to Shareholders	(0.20)	(0.38)	(0.38)	(0.40)	(0.73)	(0.44)
Net Asset Value, End of Period	$6.48	$6.57	$6.34	$5.85	$6.52	$7.31
Total Return (excludes sales charge) (b)	1.62%	9.93%	15.40%	(4.51)%	(1.01)%	7.05%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$22,756	$21,882	$25,530	$26,608	$34,339	$42,329
Ratio of net expenses to average net assets (c)	1.00%	1.00%	1.00%	1.00%	0.98%	0.95%
Ratio of net investment income (loss) to average net assets (c)	5.88%	5.99%	6.32%	6.16%	5.52%	5.72%
Ratio of gross expenses to average net assets (c) (d)	1.12%	1.13%	1.18%	1.16%	1.16%	1.11%
Portfolio turnover (b) (e)	58%	174%	165%	151%	221%	96%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory High Yield Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$6.58	$6.35	$5.86	$6.53	$7.32	$7.25
Investment Activities:
Net investment income (loss) (a)	0.17	0.34	0.34	0.35	0.36	0.36
Net realized and unrealized gains (losses) on investments	(0.08)	0.23	0.49	(0.67)	(0.47)	0.07
Total from Investment Activities	0.09	0.57	0.83	(0.32)	(0.11)	0.43
Distributions to Shareholders:
Net investment income	(0.17)	(0.34)	(0.34)	(0.35)	(0.36)	(0.36)
Net realized gains from investments	—	—	—	—	(0.32)	—
Total Distributions to Shareholders	(0.17)	(0.34)	(0.34)	(0.35)	(0.68)	(0.36)
Net Asset Value, End of Period	$6.50	$6.58	$6.35	$5.86	$6.53	$7.32
Total Return (excludes contingent deferred sales charge) (b)	1.42%	9.19%	14.58%	(5.16)%	(1.70)%	6.10%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21,101	$22,283	$22,498	$22,138	$27,780	$37,733
Ratio of net expenses to average net assets (c)	1.70%	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income (loss) to average net assets (c)	5.17%	5.27%	5.61%	5.47%	4.85%	4.97%
Ratio of gross expenses to average net assets (c) (d)	1.84%	1.84%	1.91%	1.90%	1.90%	1.87%
Portfolio turnover (b) (e)	58%	174%	165%	151%	221%	96%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory High Yield Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$6.59	$6.35	$5.87	$6.54	$7.33	$7.25
Investment Activities:
Net investment income (loss) (a)	0.18	0.37	0.36	0.37	0.38	0.39
Net realized and unrealized gains (losses) on investments	(0.09)	0.23	0.48	(0.66)	(0.47)	0.08
Total from Investment Activities	0.09	0.60	0.84	(0.29)	(0.09)	0.47
Distributions to Shareholders:
Net investment income	(0.18)	(0.36)	(0.36)	(0.38)	(0.38)	(0.39)
Net realized gains from investments	—	—	—	—	(0.32)	—
Total Distributions to Shareholders	(0.18)	(0.36)	(0.36)	(0.38)	(0.70)	(0.39)
Net Asset Value, End of Period	$6.50	$6.59	$6.35	$5.87	$6.54	$7.33
Total Return (b)	1.45%	9.64%	14.78%	(4.82)%	(1.35)%	6.62%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$18,863	$19,217	$18,742	$18,042	$21,109	$23,036
Ratio of net expenses to average net assets (c)	1.34%	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets (c)	5.53%	5.61%	5.96%	5.82%	5.20%	5.32%
Ratio of gross expenses to average net assets (c) (d)	1.34%	1.36%	1.45%	1.51%	1.52%	1.49%
Portfolio turnover (b) (e)	58%	174%	165%	151%	221%	96%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory High Yield Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$6.54	$6.31	$5.82	$6.49	$7.27	$7.24
Investment Activities:
Net investment income (loss) (a)	0.20	0.40	0.39	0.41	0.44	0.43
Net realized and unrealized gains (losses) on investments	(0.09)	0.23	0.49	(0.67)	(0.48)	0.07
Total from Investment Activities	0.11	0.63	0.88	(0.26)	(0.04)	0.50
Distributions to Shareholders:
Net investment income	(0.20)	(0.40)	(0.39)	(0.41)	(0.42)	(0.47)
Net realized gains from investments	—	—	—	—	(0.32)	—
Total Distributions to Shareholders	(0.20)	(0.40)	(0.39)	(0.41)	(0.74)	(0.47)
Net Asset Value, End of Period	$6.45	$6.54	$6.31	$5.82	$6.49	$7.27
Total Return (b)	1.75%	10.24%	15.72%	(4.34)%	(0.63)%	7.14%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,721	$5,213	$6,938	$6,047	$13,830	$9,464
Ratio of net expenses to average net assets (c)	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets (c)	6.16%	6.27%	6.54%	6.36%	5.90%	5.88%
Ratio of gross expenses to average net assets (c) (d)	0.99%	1.04%	1.00%	0.95%	0.90%	0.85%
Portfolio turnover (b) (e)	58%	174%	165%	151%	221%	96%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Tax-Exempt Fund
	Class A Shares
	Six Months Ended June 30, 2018		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.91		$9.65	$10.53	$10.83	$10.30	$11.13
Investment Activities:
Net investment income (loss) (a)	0.18		0.36	0.35	0.35	0.33	0.31
Net realized and unrealized gains (losses) on investments	(0.18)		0.39	(0.49)	(0.05)	0.53	(0.83)
Total from Investment Activities	—		0.75	(0.14)	0.30	0.86	(0.52)
Distributions to Shareholders:
Net investment income	(0.18)		(0.37)	(0.35)	(0.35)	(0.33)	(0.31)
Net realized gains from investments	—		(0.12)	(0.39)	(0.25)	—	—
Total Distributions to Shareholders	(0.18)		(0.49)	(0.74)	(0.60)	(0.33)	(0.31)
Net Asset Value, End of Period	$9.73		$9.91	$9.65	$10.53	$10.83	$10.30
Total Return (excludes sales charge) (b)	—	%(c)	7.89%	(1.40)%	2.76%	8.39%	(4.67)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$33,210		$37,570	$54,658	$90,301	$102,716	$152,992
Ratio of net expenses to average net assets (d)	0.80%		0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets (d)	3.70%		3.70%	3.30%	3.22%	3.05%	2.92%
Ratio of gross expenses to average net assets (d) (e)	0.97%		0.96%	0.95%	0.93%	0.96%	0.93%
Portfolio turnover (b) (f)	21%		84%	39%	39%	14%	26%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Amount is less than 0.005%.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Tax-Exempt Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.90	$9.65	$10.53	$10.82	$10.30	$11.12
Investment Activities:
Net investment income (loss) (a)	0.14	0.29	0.26	0.26	0.24	0.23
Net realized and unrealized gains (losses) on investments	(0.17)	0.37	(0.48)	(0.04)	0.52	(0.82)
Total from Investment Activities	(0.03)	0.66	(0.22)	0.22	0.76	(0.59)
Distributions to Shareholders:
Net investment income	(0.14)	(0.29)	(0.27)	(0.26)	(0.24)	(0.23)
Net realized gains from investments	—	(0.12)	(0.39)	(0.25)	—	—
Total Distributions to Shareholders	(0.14)	(0.41)	(0.66)	(0.51)	(0.24)	(0.23)
Net Asset Value, End of Period	$9.73	$9.90	$9.65	$10.53	$10.82	$10.30
Total Return (excludes contingent deferred sales charge) (b)	(0.29)%	6.92%	(2.19)%	2.04%	7.44%	(5.35)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$22,635	$26,520	$33,369	$43,404	$53,042	$64,061
Ratio of net expenses to average net assets (c)	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets (c)	2.90%	2.89%	2.51%	2.43%	2.26%	2.12%
Ratio of gross expenses to average net assets (c) (d)	1.77%	1.74%	1.71%	1.70%	1.72%	1.69%
Portfolio turnover (b) (e)	21%	84%	39%	39%	14%	26%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Tax-Exempt Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.90	$9.65	$10.52	$10.82	$10.29	$11.12
Investment Activities:
Net investment income (loss) (a)	0.18	0.37	0.36	0.36	0.34	0.33
Net realized and unrealized gains (losses) on investments	(0.17)	0.38	(0.48)	(0.05)	0.53	(0.83)
Total from Investment Activities	0.01	0.75	(0.12)	0.31	0.87	(0.50)
Distributions to Shareholders:
Net investment income	(0.18)	(0.38)	(0.36)	(0.36)	(0.34)	(0.33)
Net realized gains from investments	—	(0.12)	(0.39)	(0.25)	—	—
Total Distributions to Shareholders	(0.18)	(0.50)	(0.75)	(0.61)	(0.34)	(0.33)
Net Asset Value, End of Period	$9.73	$9.90	$9.65	$10.52	$10.82	$10.29
Total Return (b)	0.16%	7.90%	(1.20)%	2.87%	8.53%	(4.57)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$23,641	$27,420	$31,762	$52,012	$75,047	$62,916
Ratio of net expenses to average net assets (c)	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets (c)	3.81%	3.80%	3.41%	3.33%	3.18%	3.03%
Ratio of gross expenses to average net assets (c) (d)	0.75%	0.73%	0.71%	0.71%	0.69%	0.69%
Portfolio turnover (b) (e)	21%	84%	39%	39%	14%	26%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory High Income Municipal Bond Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.79	$10.35	$10.89	$10.84	$10.00	$11.19
Investment Activities:
Net investment income (loss) (a)	0.22	0.46	0.44	0.43	0.45	0.45
Net realized and unrealized gains (losses) on investments	(0.20)	0.44	(0.54)	0.05	0.84	(1.19)
Total from Investment Activities	0.02	0.90	(0.10)	0.48	1.29	(0.74)
Distributions to Shareholders:
Net investment income	(0.22)	(0.46)	(0.44)	(0.43)	(0.45)	(0.45)
Total Distributions to Shareholders	(0.22)	(0.46)	(0.44)	(0.43)	(0.45)	(0.45)
Net Asset Value, End of Period	$10.59	$10.79	$10.35	$10.89	$10.84	$10.00
Total Return (excludes sales charge) (b)	0.24%	8.85%	(1.04)%	4.51%	13.09%	(6.74)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$20,911	$25,831	$32,943	$48,485	$50,341	$54,603
Ratio of net expenses to average net assets (c)	0.80%	0.80%	0.80%	0.80%	0.78%	0.73%
Ratio of net investment income (loss) to average net assets (c)	4.25%	4.31%	4.02%	3.96%	4.26%	4.17%
Ratio of gross expenses to average net assets (c) (d)	1.01%	0.96%	0.96%	0.95%	1.02%	0.95%
Portfolio turnover (b) (e)	26%	66%	49%	53%	25%	19%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory High Income Municipal Bond Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.79	$10.35	$10.89	$10.84	$10.00	$11.19
Investment Activities:
Net investment income (loss) (a)	0.18	0.38	0.36	0.35	0.37	0.37
Net realized and unrealized gains (losses) on investments	(0.20)	0.44	(0.54)	0.05	0.84	(1.19)
Total from Investment Activities	(0.02)	0.82	(0.18)	0.40	1.21	(0.82)
Distributions to Shareholders:
Net investment income	(0.18)	(0.38)	(0.36)	(0.35)	(0.37)	(0.37)
Total Distributions to Shareholders	(0.18)	(0.38)	(0.36)	(0.35)	(0.37)	(0.37)
Net Asset Value, End of Period	$10.59	$10.79	$10.35	$10.89	$10.84	$10.00
Total Return (excludes contingent deferred sales charge) (b)	(0.14)%	8.01%	(1.79)%	3.71%	12.22%	(7.47)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21,943	$25,175	$29,563	$36,190	$35,996	$36,049
Ratio of net expenses to average net assets (c)	1.57%	1.57%	1.57%	1.57%	1.55%	1.52%
Ratio of net investment income (loss) to average net assets (c)	3.48%	3.54%	3.26%	3.19%	3.50%	3.40%
Ratio of gross expenses to average net assets (c) (d)	1.78%	1.73%	1.73%	1.73%	1.77%	1.73%
Portfolio turnover (b) (e)	26%	66%	49%	53%	25%	19%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory High Income Municipal Bond Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.79	$10.35	$10.89	$10.84	$10.00	$11.19
Investment Activities:
Net investment income (loss) (a)	0.23	0.48	0.47	0.45	0.47	0.47
Net realized and unrealized gains (losses) on investments	(0.19)	0.44	(0.54)	0.05	0.84	(1.19)
Total from Investment Activities	0.04	0.92	(0.07)	0.50	1.31	(0.72)
Distributions to Shareholders:
Net investment income	(0.24)	(0.48)	(0.47)	(0.45)	(0.47)	(0.47)
Total Distributions to Shareholders	(0.24)	(0.48)	(0.47)	(0.45)	(0.47)	(0.47)
Net Asset Value, End of Period	$10.59	$10.79	$10.35	$10.89	$10.84	$10.00
Total Return (b)	0.36%	9.10%	(0.81)%	4.75%	13.37%	(6.54)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$14,619	$26,864	$36,603	$43,024	$34,630	$27,286
Ratio of net expenses to average net assets (c)	0.57%	0.57%	0.57%	0.57%	0.54%	0.50%
Ratio of net investment income (loss) to average net assets (c)	4.47%	4.55%	4.26%	4.18%	4.49%	4.39%
Ratio of gross expenses to average net assets (c) (d)	0.79%	0.73%	0.72%	0.73%	0.73%	0.71%
Portfolio turnover (b) (e)	26%	66%	49%	53%	25%	19%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Floating Rate Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.60	$9.71	$9.08	$9.82	$10.34	$10.27
Investment Activities:
Net investment income (loss) (a)	0.25	0.46	0.46	0.46	0.42	0.44
Net realized and unrealized gains (losses) on investments	(0.07)	(0.10)	0.63	(0.74)	(0.52)	0.07
Total from Investment Activities	0.18	0.36	1.09	(0.28)	(0.10)	0.51
Distributions to Shareholders:
Net investment income	(0.25)	(0.47)	(0.46)	(0.46)	(0.42)	(0.44)
Total Distributions to Shareholders	(0.25)	(0.47)	(0.46)	(0.46)	(0.42)	(0.44)
Net Asset Value, End of Period	$9.53	$9.60	$9.71	$9.08	$9.82	$10.34
Total Return (excludes sales charge) (b)	1.91%	3.76%	12.35%	(3.03)%	(1.09)%	5.10%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$139,806	$148,060	$221,022	$227,240	$335,081	$854,291
Ratio of net expenses to average net assets (c)	1.00%	1.00%	1.00%	1.00%	0.99%	0.94%
Ratio of net investment income (loss) to average net assets (c)	5.26%	4.76%	4.95%	4.71%	4.02%	4.29%
Ratio of gross expenses to average net assets (c) (d)	1.14%	1.10%	1.11%	1.06%	1.08%	1.06%
Portfolio turnover (b) (e)	31%	57%	56%	29%	39%	30%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Floating Rate Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.61	$9.72	$9.08	$9.83	$10.34	$10.27
Investment Activities:
Net investment income (loss) (a)	0.21	0.38	0.39	0.38	0.34	0.36
Net realized and unrealized gains (losses) on investments	(0.07)	(0.10)	0.64	(0.75)	(0.51)	0.07
Total from Investment Activities	0.14	0.28	1.03	(0.37)	(0.17)	0.43
Distributions to Shareholders:
Net investment income	(0.21)	(0.39)	(0.39)	(0.38)	(0.34)	(0.36)
Total Distributions to Shareholders	(0.21)	(0.39)	(0.39)	(0.38)	(0.34)	(0.36)
Net Asset Value, End of Period	$9.54	$9.61	$9.72	$9.08	$9.83	$10.34
Total Return (excludes contingent deferred sales charge) (b)	1.50%	2.93%	11.57%	(3.91)%	(1.76)%	4.27%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$239,636	$265,486	$341,169	$399,361	$585,818	$800,072
Ratio of net expenses to average net assets (c)	1.80%	1.80%	1.80%	1.80%	1.79%	1.73%
Ratio of net investment income (loss) to average net assets (c)	4.45%	3.97%	4.18%	3.92%	3.28%	3.48%
Ratio of gross expenses to average net assets (c) (d)	1.91%	1.87%	1.89%	1.85%	1.85%	1.85%
Portfolio turnover (b) (e)	31%	57%	56%	29%	39%	30%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Floating Rate Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.60	$9.72	$9.08	$9.83	$10.34	$10.26
Investment Activities:
Net investment income (loss) (a)	0.22	0.41	0.42	0.41	0.36	0.40
Net realized and unrealized gains (losses) on investments	(0.06)	(0.12)	0.63	(0.75)	(0.51)	0.08
Total from Investment Activities	0.16	0.29	1.05	(0.34)	(0.15)	0.48
Distributions to Shareholders:
Net investment income	(0.23)	(0.41)	(0.41)	(0.41)	(0.36)	(0.40)
Total Distributions to Shareholders	(0.23)	(0.41)	(0.41)	(0.41)	(0.36)	(0.40)
Net Asset Value, End of Period	$9.53	$9.60	$9.72	$9.08	$9.83	$10.34
Total Return (b)	1.63%	3.07%	11.88%	(3.62)%	(1.50)%	4.72%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$657	$916	$1,319	$1,920	$2,340	$2,773
Ratio of net expenses to average net assets (c)	1.56%	1.56%	1.53%	1.52%	1.55%	1.38%
Ratio of net investment income (loss) to average net assets (c)	4.67%	4.20%	4.48%	4.22%	3.52%	3.85%
Ratio of gross expenses to average net assets (c) (d)	2.99%	2.26%	1.53%	1.52%	1.58%	1.50%
Portfolio turnover (b) (e)	31%	57%	56%	29%	39%	30%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Floating Rate Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.61	$9.72	$9.08	$9.83	$10.34	$10.27
Investment Activities:
Net investment income (loss) (a)	0.26	0.48	0.49	0.48	0.44	0.47
Net realized and unrealized gains (losses) on investments	(0.07)	(0.10)	0.63	(0.75)	(0.51)	0.07
Total from Investment Activities	0.19	0.38	1.12	(0.27)	(0.07)	0.54
Distributions to Shareholders:
Net investment income	(0.26)	(0.49)	(0.48)	(0.48)	(0.44)	(0.47)
Total Distributions to Shareholders	(0.26)	(0.49)	(0.48)	(0.48)	(0.44)	(0.47)
Net Asset Value, End of Period	$9.54	$9.61	$9.72	$9.08	$9.83	$10.34
Total Return (b)	2.02%	3.98%	12.71%	(2.91)%	(0.75)%	5.34%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$279,993	$276,195	$370,035	$471,827	$927,644	$1,186,456
Ratio of net expenses to average net assets (c)	0.78%	0.78%	0.78%	0.78%	0.77%	0.72%
Ratio of net investment income (loss) to average net assets (c)	5.47%	4.99%	5.21%	4.91%	4.31%	4.47%
Ratio of gross expenses to average net assets (c) (d)	0.90%	0.88%	0.88%	0.84%	0.82%	0.83%
Portfolio turnover (b) (e)	31%	57%	56%	29%	39%	30%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Strategic Income Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.14	$9.99	$9.68	$10.10	$10.33	$10.64
Investment Activities:
Net investment income (loss) (a)	0.18	0.33	0.23	0.31	0.31	0.35
Net realized and unrealized gains (losses) on investments	(0.31)	0.17	0.36	(0.40)	(0.10)	(0.28)
Total from Investment Activities	(0.13)	0.50	0.59	(0.09)	0.21	0.07
Distributions to Shareholders:
Net investment income	(0.17)	(0.35)	(0.27)	(0.32)	(0.33)	(0.38)
Net realized gains from investments	—	—	—	(0.01)	(0.11)	—
Return of capital	—	—	(0.01)	—	—	—
Total Distributions to Shareholders	(0.17)	(0.35)	(0.28)	(0.33)	(0.44)	(0.38)
Net Asset Value, End of Period	$9.84	$10.14	$9.99	$9.68	$10.10	$10.33
Total Return (excludes sales charge) (b)	(1.29)%	5.12%	6.20%	(0.93)%	2.03%	0.71%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$33,307	$34,957	$37,121	$37,845	$48,790	$53,615
Ratio of net expenses to average net assets (c)	0.95%	0.95%	0.95%	0.95%	0.92%	0.81%
Ratio of net investment income (loss) to average net assets (c)	3.72%	3.24%	2.28%	3.05%	3.08%	3.40%
Ratio of gross expenses to average net assets (c) (d)	1.09%	1.07%	1.17%	1.16%	1.14%	1.18%
Portfolio turnover (b) (e)	68%	138%	79%	41%	87%	133%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Strategic Income Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.19	$10.04	$9.72	$10.15	$10.38	$10.66
Investment Activities:
Net investment income (loss) (a)	0.14	0.25	0.15	0.23	0.24	0.27
Net realized and unrealized gains (losses) on investments	(0.31)	0.17	0.38	(0.40)	(0.11)	(0.28)
Total from Investment Activities	(0.17)	0.42	0.53	(0.17)	0.13	(0.01)
Distributions to Shareholders:
Net investment income	(0.13)	(0.27)	(0.20)	(0.25)	(0.25)	(0.27)
Net realized gains from investments	—	—	—	(0.01)	(0.11)	—
Return of capital	—	—	(0.01)	—	—	—
Total Distributions to Shareholders	(0.13)	(0.27)	(0.21)	(0.26)	(0.36)	(0.27)
Net Asset Value, End of Period	$9.89	$10.19	$10.04	$9.72	$10.15	$10.38
Total Return (excludes contingent deferred sales charge) (b)	(1.67)%	4.27%	5.46%	(1.79)%	1.23%	(0.03)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,143	$11,671	$11,547	$12,940	$12,974	$12,691
Ratio of net expenses to average net assets (c)	1.74%	1.74%	1.74%	1.74%	1.70%	1.64%
Ratio of net investment income (loss) to average net assets (c)	2.90%	2.44%	1.49%	2.25%	2.29%	2.58%
Ratio of gross expenses to average net assets (c) (d)	1.96%	1.89%	2.00%	1.97%	1.96%	1.99%
Portfolio turnover (b) (e)	68%	138%	79%	41%	87%	133%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Strategic Income Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.20	$10.04	$9.73	$10.16	$10.38	$10.67
Investment Activities:
Net investment income (loss) (a)	0.16	0.29	0.19	0.27	0.28	0.30
Net realized and unrealized gains (losses) on investments	(0.31)	0.18	0.37	(0.40)	(0.10)	(0.28)
Total from Investment Activities	(0.15)	0.47	0.56	(0.13)	0.18	0.02
Distributions to Shareholders:
Net investment income	(0.15)	(0.31)	(0.24)	(0.29)	(0.29)	(0.31)
Net realized gains from investments	—	—	—	(0.01)	(0.11)	—
Return of capital	—	—	(0.01)	—	—	—
Total Distributions to Shareholders	(0.15)	(0.31)	(0.25)	(0.30)	(0.40)	(0.31)
Net Asset Value, End of Period	$9.90	$10.20	$10.04	$9.73	$10.16	$10.38
Total Return (b)	(1.47)%	4.78%	5.77%	(1.39)%	1.72%	0.27%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,812	$2,927	$2,979	$3,338	$3,661	$3,806
Ratio of net expenses to average net assets (c)	1.34%	1.34%	1.34%	1.34%	1.31%	1.25%
Ratio of net investment income (loss) to average net assets (c)	3.31%	2.83%	1.89%	2.64%	2.69%	2.97%
Ratio of gross expenses to average net assets (c) (d)	1.71%	1.61%	1.53%	1.58%	1.57%	1.59%
Portfolio turnover (b) (e)	68%	138%	79%	41%	87%	133%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Strategic Income Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$10.09	$9.94	$9.63	$10.05	$10.27	$10.62
Investment Activities:
Net investment income (loss) (a)	0.19	0.35	0.25	0.32	0.36	0.38
Net realized and unrealized gains (losses) on investments	(0.31)	0.18	0.36	(0.39)	(0.12)	(0.29)
Total from Investment Activities	(0.12)	0.53	0.61	(0.07)	0.24	0.09
Distributions to Shareholders:
Net investment income	(0.18)	(0.38)	(0.29)	(0.34)	(0.35)	(0.44)
Net realized gains from investments	—	—	—	(0.01)	(0.11)	—
Return of capital	—	—	(0.01)	—	—	—
Total Distributions to Shareholders	(0.18)	(0.38)	(0.30)	(0.35)	(0.46)	(0.44)
Net Asset Value, End of Period	$9.79	$10.09	$9.94	$9.63	$10.05	$10.27
Total Return (b)	(1.19)%	5.38%	6.45%	(0.74)%	2.34%	0.88%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,987	$10,180	$11,768	$13,217	$18,035	$8,411
Ratio of net expenses to average net assets (c)	0.74%	0.74%	0.74%	0.74%	0.71%	0.57%
Ratio of net investment income (loss) to average net assets (c)	3.98%	3.46%	2.50%	3.24%	3.28%	3.62%
Ratio of gross expenses to average net assets (c) (d)	1.12%	0.95%	0.99%	0.98%	0.87%	0.91%
Portfolio turnover (b) (e)	68%	138%	79%	41%	87%	133%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Victory Portfolios	Notes to Financial Statements June 30, 2018

  (Unaudited)

1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered	Investment Objectives
Victory INCORE Investment Quality Bond Fund ("Investment Quality Bond Fund")	Classes A, C, R and Y	Seeks to provide a high level of current income and capital appreciation without undue risk to principal
Victory INCORE Low Duration Bond Fund ("Low Duration Bond Fund")	Classes A, C, R and Y	Seeks to provide a high level of current income consistent with preservation of capital
Victory High Yield Fund ("High Yield Fund")	Classes A, C, R and Y	Seeks to provide current income with capital appreciation as a secondary objective
Victory Tax-Exempt Fund ("Tax-Exempt Fund")	Classes A, C and Y	Seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital.
Victory High Income Municipal Bond Fund ("High Income Municipal Bond Fund")	Classes A, C and Y	Seeks to provide a high current income exempt from federal income taxes with a secondary objective of capital appreciation
Victory Floating Rate Fund ("Floating Rate Fund")	Classes A, C, R and Y	Seeks to provide a high level of current income
Victory Strategic Income Fund ("Strategic Income Fund")	Classes A, C, R and Y	Seeks to provide a high current income with a secondary objective of capital appreciation

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

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Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Swap agreements, are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

For the six months ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

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A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
INCORE Investment Quality Bond Fund
Asset Backed Securities	$—	$—	$2,082,364	$—	$2,082,364	$—
Collateralized Mortgage Obligations	—	—	872,712	—	872,712	—
Residential Mortgage Backed Securities	—	—	606,998	—	606,998	—
Corporate Bonds	—	—	14,816,751	—	14,816,751	—
Government National Mortgage Association	—	—	26,541	—	26,541	—
U.S. Government Mortgage Backed Agencies	—	—	15,311,054	—	15,311,054	—
U.S. Treasury Obligations	—	—	4,016,126	—	4,016,126	—
Collateral for Securities Loaned	1,198,379	—	—	—	1,198,379	—
Futures Contracts	—	14,020	—	—	—	14,020
Credit Default Swap Agreements	—	—	—	2,860	—	2,860
Total	1,198,379	14,020	37,732,546	2,860	38,930,925	16,880
INCORE Low Duration Bond Fund
Asset Backed Securities	—	—	63,946,083	—	63,946,083	—
Collateralized Mortgage Obligations	—	—	31,799,983	—	31,799,983	—
Residential Mortgage Backed Securities	—	—	23,661,335	—	23,661,335	—
Corporate Bonds	—	—	173,861,321	—	173,861,321	—
U.S. Government Mortgage Backed Agencies	—	—	51,340,220	—	51,340,220	—
U.S. Treasury Obligations	—	—	38,054,161	—	38,054,161	—
Collateral for Securities Loaned	10,036,293	—	—	—	10,036,293	—
Futures Contracts	—	(55,993)	—	—	—	(55,993)
Credit Default Swaps Agreements	—	—	—	(28,709)	—	(28,709)
Total	10,036,293	(55,993)	382,663,103	(28,709)	392,699,396	(84,702)
High Yield Fund
Common Stocks	1,946,010	—	—	—	1,946,010	—
Senior Secured Loans	—	—	19,731,995	—	19,731,995	—
Corporate Bonds	—	—	45,003,633	—	45,003,633	—
Collateral for Securities Loaned	10,233,122	—	—	—	10,233,122	—
Total	12,179,132	—	64,735,628	—	76,914,760	—

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	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Tax-Exempt Fund
Municipal Bonds	$—	$—	$80,935,580	$—	$80,935,580	$—
Total	—	—	80,935,580	—	80,935,580	—
High Income Municipal Bond Fund
Municipal Bonds	—	—	58,704,228	—	58,704,228	—
Total	—	—	58,704,228	—	58,704,228	—
Floating Rate Fund
Senior Secured Loans	—	—	602,783,211	—	602,783,211	—
Corporate Bonds	—	—	58,996,595	—	58,996,595	—
Total	—	—	661,779,806	—	661,779,806	—
Strategic Income Fund
Asset Backed Securities	—	—	4,480,518	—	4,480,518	—
Residential Mortgage Backed Securities	—	—	1,170,493	—	1,170,493	—
Senior Secured Loans	—	—	8,157,236	—	8,157,236	—
Corporate Bonds	—	—	17,857,436	—	17,857,436	—
U.S. Government Mortgage Backed Agencies	—	—	5,009,927	—	5,009,927	—
U.S. Treasury Obligations	—	—	10,314,979	—	10,314,979	—
Collateral for Securities Loaned	2,337,948	—	—	—	2,337,948	—
Futures Contracts	—	(12,229)	—	—	—	(12,229)
Credit Default Swap Agreements	—	—	—	(15,097)	—	(15,097)
Total	2,337,948	(12,229)	46,990,589	(15,097)	49,328,537	(27,326)

^  Other Financial investments include any derivative instruments not reflected in the Schedule of Portfolio Investments as investment securities, such as futures contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

There were no transfers among any levels during the six months ended June 30, 2018.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities. As of June 30, 2018, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified in the Schedules of Portfolio Investments.

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Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The values of mortgage and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac"), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Loans:

Floating rate loans in which a Fund invest are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.

A Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Below Investment Grade Securities:

Certain Funds may invest in below investment grade securities (i.e. lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities.

The market for these securities can be less liquid, especially during periods of recession or general market decline.

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Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is presented on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

Credit Derivatives:

The Funds may enter into credit derivatives, including centrally-cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund's asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default

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swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in the Funds' Statement of Additional Information.

Credit default swap ("CDS") agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party's performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.

The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer. For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the CDS and is returned to the Funds upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities.

As of June 30, 2018, the INCORE Investment Quality Bond Fund, INCORE Low Duration Bond Fund and Strategic Income Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

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Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June, 30, 2018:

	Assets		Liabilities
Fund	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Receivable on Centrally Cleared Swap Agreements*	Variation Margin Payable on Open Futures Contracts*	Variation Margin Payable on Centrally Cleared Swap Agreements*
Credit Risk Exposure:
INCORE Investment Quality Bond Fund	$—	$2,860	$—	$—
INCORE Low Duration Bond Fund	—	30,500	—	59,209
Strategic Income Fund	—	—	—	15,097
Interest Rate Risk Exposure:
INCORE Investment Quality Bond Fund	14,020	—	—	—
INCORE Low Duration Bond Fund	—	—	55,993	—
Strategic Income Fund	13,316	—	25,545	—

*  Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared swap agreements as reported on the Schedules of Portfolio Investments. Only current day's variation margin for both futures contracts and centrally cleared swap agreements are reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended June 30, 2018.

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations		Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Realized Gains (Losses) from Centrally Cleared Swap Transactions	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Centrally Cleared Swap Transactions
Credit Risk Exposure:
INCORE Investment Quality Bond Fund	$—	$83,810	$—	$(6,673)
INCORE Low Duration Bond Fund	—	1,030,806	—	(273,733)
Strategic Income Fund	—	(102,741)	—	(15,097)
Interest Rate Risk Exposure:
INCORE Investment Quality Bond Fund	(153,589)	—	21,323	—
INCORE Low Duration Bond Fund	(725,454)	—	149,816	—
Strategic Income Fund	(329,056)	—	(27,665)	—

All open derivative positions at period end are reflected on the Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

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Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Certain Funds may receive other income from investment in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statements of Operations.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
INCORE Investment Quality Bond Fund	$1,161,098	$1,198,379	$37,281
INCORE Low Duration Bond Fund	9,759,779	10,036,293	276,514
High Yield Fund	9,851,485	10,233,122	381,637
Strategic Income Fund	2,273,185	2,337,948	64,763

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Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investments and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

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Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2018, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2018 were as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
INCORE Investment Quality Bond Fund	$1,797,123	$9,832,896	$16,392,623	$13,329,486
INCORE Low Duration Bond Fund	37,695,091	102,351,061	31,680,871	67,737,213
High Yield Fund	40,569,159	37,840,948	—	—
Tax-Exempt Fund	18,342,125	27,294,897	—	—
High Income Municipal Bond Fund	16,600,696	32,731,633	—	—
Floating Rate Fund	202,504,902	210,045,951	—	—
Strategic Income Fund	10,580,298	35,474,147	22,863,281	6,822,729

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings Inc., a publicly traded Delaware corporation and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC ("Park Avenue"). Park Avenue is responsible for providing day-to-day investment advisory services to the Funds, subject to the oversight of the Board of Trustees of the Trust. Sub-investment advisory fees are paid by VCM to Park Avenue and do not represent a separate or additional expense to the Funds.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
INCORE Investment Quality Bond Fund	0.50%
INCORE Low Duration Bond Fund*	0.45%
High Yield Fund	0.60%
Tax-Exempt Fund	0.50%
High Income Municipal Bond Fund	0.50%
Floating Rate Fund	0.65%
Strategic Income Fund	0.60%

*  A voluntary investment advisory fee percentage of 0.42% was in effect from September 1, 2015 through June 30, 2018.

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VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trusts and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor and FIS are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended June 30, 2018, the Distributor received approximately $20,168 from commissions earned on sales of Class A Shares and FIS received $7,446 from redemptions of Class C Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2018, the expense limits (excluding voluntary waivers) are as follows:

	Class	Expense Limit(a)
INCORE Investment Quality Bond Fund	Class A Shares	0.90%
INCORE Investment Quality Bond Fund	Class C Shares	1.77%
INCORE Investment Quality Bond Fund	Class R Shares	1.30%
INCORE Investment Quality Bond Fund	Class Y Shares	0.66%

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  (Unaudited)

	Class	Expense Limit(a)
INCORE Low Duration Bond Fund	Class A Shares	0.85%
INCORE Low Duration Bond Fund	Class C Shares	1.62%
INCORE Low Duration Bond Fund	Class R Shares	1.27%
INCORE Low Duration Bond Fund	Class Y Shares	0.62%
High Yield Fund	Class A Shares	1.00%
High Yield Fund	Class C Shares	1.70%
High Yield Fund	Class R Shares	1.35%
High Yield Fund	Class Y Shares	0.76%
Tax-Exempt Fund	Class A Shares	0.80%
Tax-Exempt Fund	Class C Shares	1.60%
Tax-Exempt Fund	Class Y Shares	0.69%
High Income Municipal Bond Fund	Class A Shares	0.80%
High Income Municipal Bond Fund	Class C Shares	1.57%
High Income Municipal Bond Fund	Class Y Shares	0.57%
Floating Rate Fund	Class A Shares	1.00%
Floating Rate Fund	Class C Shares	1.80%
Floating Rate Fund	Class R Shares	1.56%
Floating Rate Fund	Class Y Shares	0.78%
Strategic Income Fund	Class A Shares	0.95%
Strategic Income Fund	Class C Shares	1.74%
Strategic Income Fund	Class R Shares	1.34%
Strategic Income Fund	Class Y Shares	0.74%

(a)  In effect until at least April 30, 2019.

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at the time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

As of June 30, 2018, the following amounts are available to be repaid to the Adviser.

	Expires 12/31/19	Expires 12/31/20	Expires 12/31/21	Total
INCORE Investment Quality Bond Fund	$60,680	$102,291	$52,117	$215,088
INCORE Low Duration Bond Fund	119,520	217,933	72,359	409,812
High Yield Fund	41,383	80,774	34,852	157,009
Tax-Exempt Fund	70,950	122,100	57,903	250,953
High Income Municipal Bond Fund	86,281	139,397	67,120	292,798
Floating Rate Fund	368,104	718,769	400,713	1,487,586
Strategic Income Fund	71,800	90,313	51,978	214,091

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. The Adviser voluntarily waived $65,575 for the six months ended June 30, 2018 for the INCORE Low Duration Bond Fund.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator and Fund Accountant, Sub-Administrator and Sub-Fund Accountant, and Legal.

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5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the RS Floating Rate Fund with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement was subsequently amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2018, Citibank earned approximately $74,384 in commitment fees from the Trusts. Each fund in the Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2018, the interest rate on outstanding borrowings was 3.10%.

The average borrowing and lending loans for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2018 were as follows:

Fund	Amount Outstanding at June 30, 2018	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate	Maximum Borrowing During the Period
Tax-Exempt Fund	$1,800,000	$1,800,000	2	3.10%	$1,800,000

*  For the six months ended June 30, 2018, based on the number of days borrowings were outstanding.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. Interest

Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

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paid by each Fund during the period are presented on the Statements of Operations under Interest Expense on Interfund Lending.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2018 were as follows:

Fund	Borrower or Lender	Amount Outstanding at June 30, 2018	Average Borrowing/ Lending*	Days Borrowing/ Lending Outstanding	Average Interest Rate	Maximum Borrowing During the Period
INCORE Low Duration Bond Fund	Borrower	$—	$3,283,000	1	2.35%	$3,283,000
Tax-Exempt Fund	Borrower	—	763,750	4	2.05%	1,189,000
High Income Municipal Bond Fund	Borrower	—	1,951,875	8	2.11%	2,772,000

*  For the six months ended June 30, 2018, based on the number of days borrowings were outstanding.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2018.

The tax character of distributions paid during the most recent tax year ended December 31, 2017, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended December 31, 2017
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid
INCORE Investment Quality Bond Fund	$1,190,617	$—	$1,190,617	$—	$1,190,617
INCORE Low Duration Bond Fund	9,778,838	—	9,778,838	—	9,778,838
High Yield Fund	3,992,625	—	3,992,625	—	3,992,625
Tax-Exempt Fund	9,671	1,131,359	1,141,030	3,561,641	4,702,671
High Income Municipal Bond Fund	40,100	—	40,100	3,604,576	3,644,676
Floating Rate Fund	36,846,521	—	36,846,521	—	36,846,521
Strategic Income Fund	2,091,036	—	2,091,036	—	2,091,036

As of the most recent tax year ended December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Other Temporary Differences	Total Accumulated Earnings (Deficit)
INCORE Investment Quality Bond Fund	$—	$125,765	$—	$125,765	$—	$(61,636)	$(8,073)	$—	$56,056
INCORE Low Duration Bond Fund	—	953,601	—	953,601	—	(28,774,644)	(1,978,550)	—	(29,799,593)
High Yield Fund	—	52,295	—	52,295	—	(8,853,272)	681,873	—	(8,119,104)

Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

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	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Other Temporary Differences	Total Accumulated Earnings (Deficit)
Tax-Exempt Fund	$20,369	$—	$544,150	$564,519	$—	$—	$4,595,342	$—	$5,159,861
High Income Municipal Bond Fund	155,563	—	—	155,563	—	(1,087,810)	3,804,608	(27,581)	2,844,780
Floating Rate Fund	—	274,541	—	274,541	—	(164,679,591)	1,155,792	(27,918)	(163,277,176)
Strategic Income Fund	—	—	—	—	(78,226)	(420,587)	258,640	(27,580)	(267,753)

*  The difference between the book-basis and tax-basis of unrealized appreciation (depreciation) is attributable primarily

As of the most recent tax year ended December 31, 2017, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
INCORE Investment Quality Bond Fund	$—	$61,636	$61,636
INCORE Low Duration Bond Fund	11,395,485	17,379,159	28,774,644
High Yield Fund	3,152,113	5,701,159	8,853,272
High Income Municipal Bond Fund	1,087,810	—	1,087,810
Floating Rate Fund	26,992,083	137,687,508	164,679,591
Strategic Income Fund	—	420,587	420,587

During the most recent tax year ended December 31, 2017, the High Yield Fund, High Income Municipal Bond Fund, Floating Rate Fund and Strategic Income Fund utilized $1,118,816, $4,064,798, $1,973,767 and $954,257, respectively, of capital loss carryforward.

At June 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments and derivatives were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
INCORE Investment Quality Bond Fund	$39,900,506	$118,483	$(1,071,184)	$(952,701)
INCORE Low Duration Bond Fund	397,351,082	355,608	(5,091,996)	(4,736,388)
High Yield Fund	77,557,427	1,143,568	(1,786,235)	(642,667)
Tax-Exempt Fund	78,409,971	2,861,964	(336,355)	2,525,609
High Income Municipal Bond Fund	57,107,666	2,312,064	(715,502)	1,596,562
Floating Rate Fund	665,296,155	3,950,514	(7,466,863)	(3,516,349)
Strategic Income Fund	49,689,072	205,981	(593,842)	(387,861)

Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

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8.  Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
Guardian Life Insurance	High Yield Fund	53.7%
Morgan Stanley	Floating Rate Fund	25.9%
Guardian Life Insurance	Strategic Income Fund	66.1%

10.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the ``Rules''). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Funds' compliance date for Form N-PORT is June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Funds will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds' compliance date for Form N-CEN is June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The Funds' adoption of these amendments have no effect on the Funds' net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

11.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

Victory Portfolios	Supplemental Information June 30, 2018

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 42 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	May 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 71	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

Victory Portfolios	Supplemental Information — continued June 30, 2018

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016); and Managing Partner (August 2014-January 2016), Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

Victory Portfolios	Supplemental Information — continued June 30, 2018

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017). Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	December 1997	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

Victory Portfolios	Supplemental Information — continued June 30, 2018

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18-6/30/18*	Annualized Net Expense Ratio During Period 1/1/18-6/30/18
INCORE Investment Quality Bond Fund
Class A Shares	$1,000.00	$983.60	$4.43	0.90%
Class C Shares	1,000.00	979.40	8.69	1.77%
Class R Shares	1,000.00	981.70	6.39	1.30%
Class Y Shares	1,000.00	984.80	3.25	0.66%
INCORE Low Duration Bond Fund
Class A Shares	1,000.00	1,001.90	4.22	0.85%
Class C Shares	1,000.00	998.10	8.03	1.62%
Class R Shares	1,000.00	999.80	6.30	1.27%
Class Y Shares	1,000.00	1,003.00	3.08	0.62%
High Yield Fund
Class A Shares	1,000.00	1,016.20	5.00	1.00%
Class C Shares	1,000.00	1,014.20	8.49	1.70%
Class R Shares	1,000.00	1,014.50	6.69	1.34%
Class Y Shares	1,000.00	1,017.50	3.80	0.76%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios	Supplemental Information — continued June 30, 2018

  (Unaudited)

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18-6/30/18*	Annualized Net Expense Ratio During Period 1/1/18-6/30/18
Tax-Exempt Fund
Class A Shares	$1,000.00	$1,000.00	$3.97	0.80%
Class C Shares	1,000.00	997.10	7.92	1.60%
Class Y Shares	1,000.00	1,001.60	3.42	0.69%
High Income Municipal Bond Fund
Class A Shares	1,000.00	1,002.40	3.97	0.80%
Class C Shares	1,000.00	998.60	7.78	1.57%
Class Y Shares	1,000.00	1,003.60	2.83	0.57%
Floating Rate Fund
Class A Shares	1,000.00	1,019.10	5.01	1.00%
Class C Shares	1,000.00	1,015.00	8.99	1.80%
Class R Shares	1,000.00	1,016.30	7.80	1.56%
Class Y Shares	1,000.00	1,020.20	3.91	0.78%
Strategic Income Fund
Class A Shares	1,000.00	987.10	4.68	0.95%
Class C Shares	1,000.00	983.30	8.56	1.74%
Class R Shares	1,000.00	985.30	6.60	1.34%
Class Y Shares	1,000.00	988.10	3.65	0.74%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios	Supplemental Information — continued June 30, 2018

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18-6/30/18*	Annualized Expense Ratio During Period 1/1/18-6/30/18
INCORE Investment Quality Bond Fund
Class A Shares	$1,000.00	$1,020.33	$4.51	0.90%
Class C Shares	1,000.00	1,016.02	8.85	1.77%
Class R Shares	1,000.00	1,018.35	6.51	1.30%
Class Y Shares	1,000.00	1,021.52	3.31	0.66%
INCORE Low Duration Bond Fund
Class A Shares	1,000.00	1,020.58	4.26	0.85%
Class C Shares	1,000.00	1,016.76	8.10	1.62%
Class R Shares	1,000.00	1,018.50	6.36	1.27%
Class Y Shares	1,000.00	1,021.72	3.11	0.62%
High Yield Fund
Class A Shares	1,000.00	1,019.84	5.01	1.00%
Class C Shares	1,000.00	1,016.36	8.50	1.70%
Class R Shares	1,000.00	1,018.15	6.71	1.34%
Class Y Shares	1,000.00	1,021.03	3.81	0.76%
Tax-Exempt Fund
Class A Shares	1,000.00	1,020.83	4.01	0.80%
Class C Shares	1,000.00	1,016.86	8.00	1.60%
Class Y Shares	1,000.00	1,021.37	3.46	0.69%
High Income Municipal Bond Fund
Class A Shares	1,000.00	1,020.83	4.01	0.80%
Class C Shares	1,000.00	1,017.01	7.85	1.57%
Class Y Shares	1,000.00	1,021.97	2.86	0.57%
Floating Rate Fund
Class A Shares	1,000.00	1,019.84	5.01	1.00%
Class C Shares	1,000.00	1,015.87	9.00	1.80%
Class R Shares	1,000.00	1,017.06	7.80	1.56%
Class Y Shares	1,000.00	1,020.93	3.91	0.78%
Strategic Income Fund
Class A Shares	1,000.00	1,020.08	4.76	0.95%
Class C Shares	1,000.00	1,016.17	8.70	1.74%
Class R Shares	1,000.00	1,018.15	6.71	1.34%
Class Y Shares	1,000.00	1,021.12	3.71	0.74%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios	Supplemental Information — continued June 30, 2018

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

Investment Quality Bond Fund	Low Duration Bond Fund

High Yield Fund	Tax-Exempt Fund

High Income Municipal Bond Fund	Floating Rate Fund

Victory Portfolios	Supplemental Information — continued June 30, 2018

  (Unaudited)

Strategic Income Fund

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSFIF-SAR (6/18)

June 30, 2018

Semi Annual Report

Victory RS Small Cap Growth Fund

Victory RS Select Growth Fund

Victory RS Mid Cap Growth Fund

Victory RS Growth Fund

Victory RS Science and Technology Fund

Victory RS Small Cap Equity Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Financial Statements
The Victory Growth Funds
Victory RS Small Cap Growth Fund
Schedule of Portfolio Investments	3
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26-28
Financial Highlights	32-36
Victory RS Select Growth Fund
Schedule of Portfolio Investments	7
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26-28
Financial Highlights	37-41
Victory RS Mid Cap Growth Fund
Schedule of Portfolio Investments	10
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26-28
Financial Highlights	42-46
Victory RS Growth Fund
Schedule of Portfolio Investments	13
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	29-31
Financial Highlights	47-50
Victory RS Science and Technology Fund
Schedule of Portfolio Investments	15
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	29-31
Financial Highlights	51-54
Victory RS Small Cap Equity Fund
Schedule of Portfolio Investments	19
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	29-31
Financial Highlights	55-58
Notes to Financial Statements	59
Supplemental Information	71
Trustee and Officer Information	71
Proxy Voting and Form N-Q Information	75
Expense Examples	75
Portfolio Holdings	78
Privacy Policy (inside back cover)

1

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Biotechnology (15.7%):
Aimmune Therapeutics, Inc. (a) (b)	349,710	$9,403,702
Amicus Therapeutics, Inc. (a) (b)	1,836,215	28,681,678
Apellis Pharmaceuticals, Inc. (a) (b)	382,270	8,409,940
Aptinyx, Inc. (a)	363,440	8,784,345
Audentes Therapeutics, Inc. (a) (b)	362,377	13,846,425
Bluebird Bio, Inc. (a)	140,509	22,052,888
Blueprint Medicines Corp. (a) (b)	227,298	14,428,877
Celyad SA, ADR (a) (b)	297,571	9,221,725
Exact Sciences Corp. (a)	412,040	24,635,872
Five Prime Therapeutics, Inc. (a) (b)	563,832	8,914,184
Immunomedics, Inc. (a) (b)	1,116,220	26,420,927
Iovance Biotherapeutics, Inc. (a) (b)	1,241,765	15,894,592
Kura Oncology, Inc. (a)	746,700	13,589,940
Ligand Pharmaceuticals, Inc., Class B (a) (b)	132,765	27,504,925
Loxo Oncology, Inc. (a) (b)	176,833	30,676,988
Madrigal Pharmaceuticals, Inc. (a) (b)	85,660	23,958,245
Sage Therapeutics, Inc. (a) (b)	143,750	22,501,188
Vital Therapies, Inc. (a) (b)	1,730,793	11,855,932
		320,782,373
Communications Equipment (0.9%):
Lumentum Holdings, Inc. (a) (b)	330,814	19,154,131
Consumer Discretionary (17.5%):
At Home Group, Inc. (a) (b)	646,960	25,328,484
Burlington Stores, Inc. (a)	67,318	10,133,379
Delphi Technologies PLC	430,060	19,550,528
Dineequity, Inc. (b)	366,170	27,389,516
Eldorado Resorts, Inc. (a) (b)	482,480	18,864,968
Grand Canyon Education, Inc. (a)	276,244	30,831,593
Lithia Motors, Inc.	197,669	18,693,557
Monro Muffler Brake, Inc. (b)	294,990	17,138,919
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	247,006	17,907,935
Planet Fitness, Inc., Class A (a) (b)	787,950	34,622,522
Red Rock Resorts, Inc., Class A	500,700	16,773,450
Steven Madden Ltd.	521,555	27,694,571
The Wendy's Co. (b)	1,585,400	27,237,172
Topbuild Corp. (a)	245,690	19,247,355
Weight Watchers International, Inc. (a) (b)	304,840	30,819,324
Wingstop, Inc. (b)	299,790	15,625,055
		357,858,328
Consumer Staples (2.3%):
Nomad Foods Ltd. (a) (b)	2,501,230	47,998,603
Electronic Equipment, Instruments & Components (1.1%):
Littelfuse, Inc.	98,656	22,511,326

See notes to financial statements.

3

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Energy (1.5%):
Newpark Resources, Inc. (a) (b)	2,031,200	$22,038,520
SRC Energy, Inc. (a) (b)	773,660	8,525,733
		30,564,253
Financials (4.8%):
LendingTree, Inc. (a) (b)	60,187	12,867,981
Primerica, Inc. (b)	146,499	14,591,300
Texas Capital Bancshares, Inc. (a)	254,090	23,249,235
Walker & Dunlop, Inc.	255,325	14,208,836
Western Alliance BanCorp (a)	353,755	20,026,071
WisdomTree Investments, Inc. (b)	1,470,020	13,347,782
		98,291,205
Health Care Equipment & Supplies (5.1%):
Globus Medical, Inc., Class A (a)	520,940	26,286,632
Insulet Corp. (a) (b)	273,870	23,470,659
Irhythm Technologies, Inc. (a) (b)	137,810	11,180,525
Masimo Corp. (a)	246,440	24,064,866
Penumbra, Inc. (a)	145,510	20,102,207
		105,104,889
Health Care Providers & Services (3.0%):
Diplomat Pharmacy, Inc. (a) (b)	732,780	18,729,857
HealthEquity, Inc. (a) (b)	233,740	17,553,874
Teladoc, Inc. (a) (b)	429,707	24,944,491
		61,228,222
Industrials (13.8%):
Altra Industrial Motion Corp. (b)	584,020	25,171,262
Azul SA, ADR (a) (b)	967,300	15,825,028
Beacon Roofing Supply, Inc. (a) (b)	419,140	17,863,747
H&E Equipment Services, Inc.	762,240	28,667,847
Harsco Corp. (a)	1,262,720	27,906,112
Hexcel Corp. (b)	184,024	12,215,513
Kennametal, Inc. (b)	774,400	27,800,960
Proto Labs, Inc. (a) (b)	125,610	14,941,310
Saia, Inc. (a)	335,950	27,161,558
Simpson Manufacturing Co., Inc.	322,220	20,038,862
Siteone Landscape Supply, Inc. (a) (b)	331,420	27,829,337
The Brink's Co.	133,820	10,672,145
Welbilt, Inc. (a) (b)	1,240,436	27,674,127
		283,767,808
Internet Software & Services (8.3%):
Cornerstone OnDemand, Inc. (a) (b)	438,028	20,775,668
Coupa Software, Inc. (a)	345,390	21,497,074
Envestnet, Inc. (a)	277,956	15,273,682
LogMeIn, Inc.	268,965	27,770,636
Mindbody, Inc. (a) (b)	801,010	30,918,986
See notes to financial statements.

4

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Q2 Holdings, Inc. (a)	284,330	$16,221,027
Wix.com Ltd. (a) (b)	352,600	35,365,780
		167,822,853
IT Services (7.1%):
Black Knight, Inc. (a)	703,777	37,687,258
Euronet Worldwide, Inc. (a) (b)	373,726	31,307,027
InterXion Holding NV (a)	470,783	29,386,275
WEX, Inc. (a)	101,950	19,419,436
WNS Holdings Ltd., ADR (a)	567,087	29,590,600
		147,390,596
Materials (4.0%):
Allegheny Technologies, Inc. (a)	1,090,920	27,403,910
Ashland Global Holdings, Inc.	331,450	25,912,761
Ferro Corp. (a) (b)	1,420,078	29,608,626
		82,925,297
Pharmaceuticals (1.3%):
GW Pharmaceuticals PLC, ADR (a) (b)	159,937	22,317,609
Sienna Biopharmaceuticals, Inc. (a) (b)	300,660	4,567,025
		26,884,634
Semiconductors & Semiconductor Equipment (5.6%):
Advanced Energy Industries, Inc. (a)	157,080	9,124,777
Cypress Semiconductor Corp. (b)	903,740	14,080,269
Integrated Device Technology, Inc. (a) (b)	615,940	19,636,167
MKS Instruments, Inc.	207,440	19,852,009
Monolithic Power Systems, Inc.	135,421	18,101,725
Tower Semiconductor Ltd. (a) (b)	679,618	14,958,392
Versum Materials, Inc.	504,909	18,757,369
		114,510,708
Software (6.3%):
Fair Isaac Corp. (a)	116,910	22,601,041
HubSpot, Inc. (a) (b)	149,430	18,738,522
Proofpoint, Inc. (a) (b)	240,747	27,760,537
RingCentral, Inc., Class A (a)	859,598	60,472,719
		129,572,819
Total Common Stocks (Cost $1,439,590,282)		2,016,368,045
Collateral for Securities Loaned (17.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	47,342,693	47,342,693
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	43,040,368	43,040,368
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	97,332,227	97,332,227
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	21,517,646	21,517,646

See notes to financial statements.

5

Victory Portfolios Victory RS Small Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	111,888,662	$111,888,662
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	38,731,763	38,731,763
Total Collateral for Securities Loaned (Cost $359,853,359)		359,853,359
Total Investments (Cost $1,799,443,641) — 115.8%		2,376,221,404
Liabilities in excess of other assets — (15.8)%		(324,292,075)
NET ASSETS — 100.00%		$2,051,929,329

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2018.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

6

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Communications Equipment (2.9%):
Lumentum Holdings, Inc. (a) (b)	91,150	$5,277,585
Viavi Solutions, Inc. (a) (b)	580,060	5,939,814
		11,217,399
Consumer Discretionary (17.2%):
At Home Group, Inc. (a) (b)	164,890	6,455,443
Bright Horizons Family Solutions, Inc. (a)	52,750	5,407,930
Brunswick Corp.	80,560	5,194,509
Five Below, Inc. (a)	37,750	3,688,553
Hilton Grand Vacations, Inc. (a)	186,880	6,484,736
International Game Technology PLC (b)	228,660	5,314,058
Lululemon athletica, Inc. (a)	36,448	4,550,533
Six Flags Entertainment Corp. (b)	84,840	5,943,042
The Wendy's Co.	434,220	7,459,900
Vail Resorts, Inc.	44,090	12,089,037
Wingstop, Inc. (b)	72,520	3,779,742
		66,367,483
Consumer Staples (0.6%):
The Simply Good Foods Co. (a)	172,000	2,483,680
Electronic Equipment, Instruments & Components (4.5%):
II-VI, Inc. (a) (b)	110,030	4,780,804
Littelfuse, Inc.	34,571	7,888,410
Trimble Navigation Ltd. (a)	142,490	4,679,372
		17,348,586
Energy (1.5%):
Diamondback Energy, Inc.	44,616	5,870,127
Financials (4.6%):
East West Bancorp, Inc.	99,680	6,499,136
LendingTree, Inc. (a) (b)	17,127	3,661,753
Western Alliance BanCorp (a)	130,170	7,368,924
		17,529,813
Health Care (18.3%):
athenahealth, Inc. (a) (b)	23,940	3,809,812
Dexcom, Inc. (a) (b)	51,500	4,891,470
Eagle Pharmaceuticals, Inc. (a) (b)	169,310	12,809,995
Globus Medical, Inc., Class A (a)	110,910	5,596,519
HealthEquity, Inc. (a)	73,080	5,488,308
Ligand Pharmaceuticals, Inc., Class B (a) (b)	80,520	16,681,327
The Cooper Co., Inc. (b)	18,560	4,369,952
Veeva Systems, Inc. (a)	70,670	5,431,696
West Pharmaceutical Services, Inc. (b)	114,066	11,325,613
		70,404,692
Industrials (17.5%):
Azul SA, ADR (a) (b)	277,030	4,532,211
Gardner Denver Holdings, Inc. (a)	158,580	4,660,666

See notes to financial statements.

7

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
HEICO Corp., Class A	85,954	$5,238,881
Herc Holdings, Inc. (a)	104,630	5,894,854
Hexcel Corp.	95,052	6,309,552
Kennametal, Inc.	184,230	6,613,857
Knight-Swift Transportation Holdings, Inc. (b)	140,410	5,365,066
Siteone Landscape Supply, Inc. (a) (b)	80,600	6,767,982
Teledyne Technologies, Inc. (a)	30,790	6,129,057
TransUnion	66,660	4,775,522
Trex Co., Inc. (a)	92,640	5,798,338
XPO Logistics, Inc. (a)	52,090	5,218,376
		67,304,362
Internet Software & Services (6.9%):
GoDaddy, Inc., Class A (a)	104,477	7,376,076
InterActive Corp. (a)	39,960	6,093,500
LogMeIn, Inc.	84,620	8,737,016
Yelp, Inc. (a)	106,550	4,174,629
		26,381,221
IT Services (9.2%):
Black Knight, Inc. (a)	226,919	12,151,513
Euronet Worldwide, Inc. (a) (b)	116,442	9,754,346
InterXion Holding NV (a)	106,230	6,630,877
WEX, Inc. (a)	35,700	6,800,136
		35,336,872
Materials (5.4%):
Ashland Global Holdings, Inc. (b)	100,990	7,895,398
KMG Chemicals, Inc.	104,370	7,700,419
The Chemours Co.	115,730	5,133,783
		20,729,600
Semiconductors & Semiconductor Equipment (3.1%):
Cypress Semiconductor Corp. (b)	318,670	4,964,879
Monolithic Power Systems, Inc.	52,905	7,071,811
		12,036,690
Software (4.9%):
Paycom Software, Inc. (a) (b)	43,235	4,272,915
Take-Two Interactive Software, Inc. (a)	62,790	7,431,825
The Ultimate Software Group, Inc. (a)	27,824	7,159,393
		18,864,133
Telecommunication Services (1.4%):
Boingo Wireless, Inc. (a) (b)	238,170	5,380,260
Total Common Stocks (Cost $265,140,699)		377,254,918
Collateral for Securities Loaned (11.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	6,037,938	6,037,938
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	5,489,234	5,489,234
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	12,413,446	12,413,446

See notes to financial statements.

8

Victory Portfolios Victory RS Select Growth Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	2,744,293	$2,744,293
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	14,269,929	14,269,929
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	4,939,728	4,939,728
Total Collateral for Securities Loaned (Cost $45,894,568)		45,894,568
Total Investments (Cost $311,035,267) — 109.9%		423,149,486
Liabilities in excess of other assets — (9.9)%		(38,270,200)
NET ASSETS — 100.00%		$384,879,286

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2018.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

9

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Consumer Discretionary (19.8%):
Brunswick Corp.	55,520	$3,579,930
Burlington Stores, Inc. (a)	28,510	4,291,610
Dollar Tree, Inc. (a)	35,280	2,998,800
Ferrari NV (b)	34,620	4,674,046
Hilton Worldwide Holdings, Inc.	75,210	5,953,624
Norwegian Cruise Line Holdings Ltd. (a) (b)	82,380	3,892,455
Six Flags Entertainment Corp. (b)	69,180	4,846,059
The Wendy's Co. (b)	353,520	6,073,473
Tiffany & Co.	51,450	6,770,821
Topbuild Corp. (a)	51,830	4,060,362
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	14,540	3,394,508
Under Armour, Inc., Class C (a)	58,070	1,224,116
Vail Resorts, Inc.	29,080	7,973,444
Yum China Holdings, Inc.	60,010	2,307,985
		62,041,233
Electronic Equipment, Instruments & Components (2.2%):
TE Connectivity Ltd.	38,990	3,511,439
Trimble Navigation Ltd. (a)	107,200	3,520,448
		7,031,887
Energy (2.3%):
Concho Resources, Inc. (a) (b)	20,435	2,827,182
Diamondback Energy, Inc.	32,380	4,260,237
		7,087,419
Financials (8.2%):
East West Bancorp, Inc. (b)	58,360	3,805,072
Kemper Corp. (b)	39,000	2,950,350
LendingTree, Inc. (a) (b)	14,010	2,995,338
MSCI, Inc.	19,450	3,217,614
SVB Financial Group (a)	9,850	2,844,286
The Progressive Corp.	91,980	5,440,617
Western Alliance BanCorp (a)	73,870	4,181,781
		25,435,058
Health Care (15.9%):
Align Technology, Inc. (a)	17,420	5,960,078
BeiGene Ltd., ADR (a) (b)	13,940	2,142,996
Bluebird Bio, Inc. (a)	23,410	3,674,200
Dexcom, Inc. (a) (b)	35,060	3,329,999
Edwards Lifesciences Corp. (a)	25,160	3,662,541
Exact Sciences Corp. (a)	57,820	3,457,058
Illumina, Inc. (a)	24,950	6,968,286
Intuitive Surgical, Inc. (a)	8,040	3,846,979
Neurocrine Biosciences, Inc. (a)	37,680	3,701,683
Sage Therapeutics, Inc. (a)	20,370	3,188,516

See notes to financial statements.

10

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
The Cooper Co., Inc.	15,510	$3,651,830
WellCare Health Plans, Inc. (a)	24,520	6,037,805
		49,621,971
Industrials (12.1%):
BWX Technologies, Inc.	26,700	1,663,944
Gardner Denver Holdings, Inc. (a)	129,730	3,812,765
Hexcel Corp.	76,750	5,094,665
Knight-Swift Transportation Holdings, Inc.	114,540	4,376,573
Parker-Hannifin Corp.	22,260	3,469,221
Roper Technologies, Inc.	13,460	3,713,749
Teledyne Technologies, Inc. (a)	22,510	4,480,841
TransUnion	54,120	3,877,157
United Rentals, Inc. (a)	20,280	2,993,734
XPO Logistics, Inc. (a)	42,770	4,284,699
		37,767,348
Internet Software & Services (7.1%):
Dropbox, Inc. (a)	58,840	1,907,593
GoDaddy, Inc., Class A (a)	48,150	3,399,390
InterActive Corp. (a)	25,440	3,879,345
LogMeIn, Inc.	34,550	3,567,287
Wix.com Ltd. (a)	64,830	6,502,449
Yelp, Inc. (a)	74,590	2,922,436
		22,178,500
IT Services (9.8%):
Black Knight, Inc. (a)	184,144	9,860,910
Euronet Worldwide, Inc. (a) (b)	87,671	7,344,199
Global Payments, Inc.	33,740	3,761,673
Square, Inc., Class A (a) (b)	27,770	1,711,743
WEX, Inc. (a)	20,550	3,914,364
Worldpay, Inc. (a)	48,210	3,942,614
		30,535,503
Materials (5.7%):
Allegheny Technologies, Inc. (a) (b)	193,950	4,872,024
Celanese Corp., Series A	45,590	5,063,225
Steel Dynamics, Inc.	91,820	4,219,129
The Chemours Co.	83,130	3,687,647
		17,842,025
Semiconductors & Semiconductor Equipment (7.8%):
Lam Research Corp.	21,180	3,660,963
Marvell Technology Group Ltd. (b)	432,100	9,264,224
Maxim Integrated Products, Inc.	92,170	5,406,692
Microchip Technology, Inc. (b)	63,950	5,816,253
		24,148,132
Software (7.2%):
Activision Blizzard, Inc.	35,950	2,743,704
Red Hat, Inc. (a)	28,260	3,797,296

See notes to financial statements.

11

Victory Portfolios Victory RS Mid Cap Growth Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
ServiceNow, Inc. (a) (b)	27,700	$4,777,419
Take-Two Interactive Software, Inc. (a) (b)	47,080	5,572,388
The Ultimate Software Group, Inc. (a)	21,070	5,421,522
		22,312,329
Total Common Stocks (Cost $257,433,421)		306,001,405
Collateral for Securities Loaned (9.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	3,689,124	3,689,124
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	3,353,870	3,353,870
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	7,584,500	7,584,500
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	1,676,738	1,676,738
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	8,718,793	8,718,793
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	3,018,128	3,018,128
Total Collateral for Securities Loaned (Cost $28,041,153)		28,041,153
Total Investments (Cost $285,474,574) — 107.1%		334,042,558
Liabilities in excess of other assets — (7.1)%		(22,033,941)
NET ASSETS — 100.00%		$312,008,617

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2018.

ADR — American Depositary Receipt

See notes to financial statements.

12

Victory Portfolios Victory RS Growth Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.0%)
Consumer Discretionary (24.3%):
Amazon.com, Inc. (a)	10,850	$18,442,829
Dollar Tree, Inc. (a)	35,860	3,048,100
Ferrari NV (b)	39,630	5,350,446
Hilton Worldwide Holdings, Inc.	71,900	5,691,604
Las Vegas Sands Corp. (b)	76,321	5,827,871
Netflix, Inc. (a)	22,830	8,936,347
The Home Depot, Inc. (b)	44,815	8,743,407
Tiffany & Co.	50,190	6,605,004
Yum China Holdings, Inc.	64,880	2,495,285
		65,140,893
Electronic Equipment, Instruments & Components (1.8%):
TE Connectivity Ltd.	53,300	4,800,198
Energy (1.5%):
EOG Resources, Inc.	31,975	3,978,649
Financials (6.3%):
MSCI, Inc.	31,650	5,235,860
The Charles Schwab Corp.	72,300	3,694,530
The Progressive Corp.	137,450	8,130,168
		17,060,558
Health Care (12.6%):
BeiGene Ltd., ADR (a)	11,730	1,803,253
Bluebird Bio, Inc. (a)	22,860	3,587,878
Edwards Lifesciences Corp. (a)	21,960	3,196,717
Illumina, Inc. (a)	24,820	6,931,978
Intuitive Surgical, Inc. (a)	8,940	4,277,611
Neurocrine Biosciences, Inc. (a)	30,960	3,041,510
Sage Therapeutics, Inc. (a)	15,970	2,499,784
UnitedHealth Group, Inc.	33,390	8,191,903
		33,530,634
Industrials (7.5%):
Parker-Hannifin Corp.	30,300	4,722,255
Roper Technologies, Inc.	11,440	3,156,410
The Boeing Co.	22,640	7,595,946
XPO Logistics, Inc. (a)	45,620	4,570,212
		20,044,823
Internet Software & Services (9.4%):
Alphabet, Inc., Class C (a)	9,261	10,332,035
Facebook, Inc., Class A (a)	74,340	14,445,748
		24,777,783
IT Services (7.8%):
PayPal Holdings, Inc. (a)	80,610	6,712,395
Visa, Inc., Class A	105,787	14,011,488
		20,723,883

See notes to financial statements.

13

Victory Portfolios Victory RS Growth Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Materials (6.2%):
DowDuPont, Inc.	79,020	$5,208,998
Ecolab, Inc.	47,210	6,624,980
Steel Dynamics, Inc.	103,960	4,776,962
		16,610,940
Semiconductors & Semiconductor Equipment (7.5%):
Broadcom, Inc.	15,960	3,872,534
Lam Research Corp.	11,970	2,069,015
Marvell Technology Group Ltd. (b)	309,390	6,633,322
Micron Technology, Inc. (a)	68,450	3,589,518
Nvidia Corp.	16,380	3,880,422
		20,044,811
Software (5.6%):
Activision Blizzard, Inc.	90,720	6,923,750
Salesforce.com, Inc. (a)	59,860	8,164,904
		15,088,654
Technology Hardware, Storage & Peripherals (5.5%):
Apple, Inc.	79,927	14,795,287
Total Common Stocks (Cost $169,448,613)		256,597,113
Collateral for Securities Loaned (2.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	747,000	747,000
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	679,115	679,115
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	1,535,762	1,535,762
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	339,517	339,517
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	1,765,442	1,765,442
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	611,131	611,131
Total Collateral for Securities Loaned (Cost $5,677,967)		5,677,967
Total Investments (Cost $175,126,580) — 98.1%		262,275,080
Other assets in excess of liabilities — 1.9%		5,163,025
NET ASSETS — 100.00%		$267,438,105

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2018.

ADR — American Depositary Receipt

See notes to financial statements.

14

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (95.4%)
Biotechnology (32.2%):
Adverum Biotechnologies, Inc. (a)	64,350	$341,055
Aimmune Therapeutics, Inc. (a) (b)	43,680	1,174,555
Albireo Pharma, Inc. (a)	22,570	801,235
Alpine Immune Sciences, Inc. (a)	29,987	227,002
Amicus Therapeutics, Inc. (a) (b)	219,070	3,421,873
Apellis Pharmaceuticals, Inc. (a) (b)	122,483	2,694,626
Aptinyx, Inc. (a) (b)	39,990	966,558
Arbutus Biopharma Corp. (a) (b)	72,510	529,323
Ascendis Pharma A/S, ADR (a)	11,090	737,707
Audentes Therapeutics, Inc. (a)	56,110	2,143,963
Autolus Therapeutics PLC, ADR (a)	48,070	1,287,795
BeiGene Ltd., ADR (a) (b)	12,370	1,901,640
BioMarin Pharmaceutical, Inc. (a)	16,150	1,521,330
Bluebird Bio, Inc. (a)	27,130	4,258,054
Blueprint Medicines Corp. (a)	24,900	1,580,652
Celyad SA, ADR (a) (b)	61,610	1,909,294
Chimerix, Inc. (a)	123,270	586,765
CRISPR Therapeutics AG (a) (b)	16,790	986,580
Cytomx Therapeutics, Inc. (a) (b)	48,790	1,115,339
Eagle Pharmaceuticals, Inc. (a) (b)	19,690	1,489,745
Editas Medicine, Inc. (a) (b)	20,400	730,932
Evlo Biosciences, Inc. (a) (b)	40,000	472,000
Fate Therapeutics, Inc. (a) (b)	213,720	2,423,585
Five Prime Therapeutics, Inc. (a)	67,830	1,072,392
G1 Therapeutics, Inc. (a) (b)	19,970	867,896
Galapagos NV, ADR (a)	8,670	799,201
Halozyme Therapeutics, Inc. (a)	55,530	936,791
Homology Medicines, Inc. (a) (b)	39,950	814,980
Immunomedics, Inc. (a) (b)	83,120	1,967,450
Invitae Corp. (a) (b)	105,675	776,711
Iovance Biotherapeutics, Inc. (a)	104,420	1,336,576
Kezar Life Sciences, Inc. (a) (b)	179,956	3,113,239
Kiniksa Pharmaceuticals, Ltd., Class A (a)	58,750	1,019,313
Kura Oncology, Inc. (a)	96,170	1,750,294
Lexicon Pharmaceuticals (a) (b)	34,140	409,680
Ligand Pharmaceuticals, Inc., Class B (a)	7,810	1,617,998
Loxo Oncology, Inc. (a)	26,990	4,682,225
MacroGenics, Inc. (a) (b)	70,750	1,460,988
Madrigal Pharmaceuticals, Inc. (a) (b)	16,946	4,739,627
MeiraGTx Holdings PLC (a) (b)	39,500	452,670
Neurocrine Biosciences, Inc. (a)	8,280	813,427
Pfenex, Inc. (a) (b)	191,870	1,038,017
REGENXBIO, Inc. (a)	27,410	1,966,668
Sage Therapeutics, Inc. (a)	16,710	2,615,616
Scholar Rock Holding Corp. (a)	39,160	610,896
Surface Oncology, Inc. (a)	241,000	3,930,710

See notes to financial statements.

15

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Tocagen, Inc. (a)	46,910	$438,139
UNIQURE N.V. (a)	22,040	833,112
Verastem, Inc. (a) (b)	101,830	700,590
Vital Therapies, Inc. (a) (b)	249,560	1,709,486
Voyager Therapeutics, Inc. (a) (b)	33,420	653,027
Xencor, Inc. (a)	14,790	547,378
		76,976,705
Communications Equipment (5.9%):
Finisar Corp. (a) (b)	135,570	2,440,260
Lumentum Holdings, Inc. (a) (b)	58,250	3,372,675
Quantenna Communications, Inc. (a)	314,680	4,890,127
Viavi Solutions, Inc. (a) (b)	317,340	3,249,562
		13,952,624
Consumer Discretionary (5.8%):
Amazon.com, Inc. (a)	6,010	10,215,798
Netflix, Inc. (a)	9,060	3,546,356
		13,762,154
Electronic Equipment, Instruments & Components (1.4%):
II-VI, Inc. (a)	74,630	3,242,674
Health Care Technology (1.1%):
Veeva Systems, Inc. (a)	34,260	2,633,224
Internet Software & Services (17.3%):
ANGI Homeservices, Inc., Class A (a) (b)	109,980	1,691,492
Cornerstone OnDemand, Inc. (a)	50,930	2,415,610
Coupa Software, Inc. (a)	53,550	3,332,952
Dropbox, Inc. (a)	68,770	2,229,523
Facebook, Inc., Class A (a)	48,450	9,414,803
GoDaddy, Inc., Class A (a)	50,600	3,572,360
LogMeIn, Inc.	30,014	3,098,946
Match Group, Inc. (a) (b)	67,640	2,620,374
Mindbody, Inc. (a) (b)	69,850	2,696,210
SendGrid, Inc. (a) (b)	78,270	2,075,720
Wix.com Ltd. (a) (b)	40,430	4,055,129
Yelp, Inc. (a)	99,860	3,912,515
		41,115,634
Life Sciences Tools & Services (0.9%):
Illumina, Inc. (a)	7,800	2,178,462
Materials (0.6%):
Codexis, Inc. (a)	100,000	1,440,000
Pharmaceuticals (4.0%):
Aclaris Therapeutics, Inc. (a) (b)	35,365	706,239
Assembly Biosciences, Inc. (a) (b)	48,150	1,887,962
GW Pharmaceuticals PLC, ADR (a)	15,100	2,107,054
Jazz Pharmaceuticals PLC (a)	4,720	813,256
Kala Pharmaceuticals, Inc. (a) (b)	22,500	308,925

See notes to financial statements.

16

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
KemPharm, Inc. (a)	77,930	$506,545
MyoKardia, Inc. (a)	26,720	1,326,648
Odonate Therapeutics, Inc. (a)	34,080	752,486
Revance Therapeutics, Inc. (a) (b)	25,510	700,250
Sienna Biopharmaceuticals, Inc. (a) (b)	22,470	341,319
		9,450,684
Semiconductors & Semiconductor Equipment (13.9%):
Cypress Semiconductor Corp.	211,580	3,296,416
Integrated Device Technology, Inc. (a) (b)	82,290	2,623,405
Ma-Com Technology Solutions Holdings, Inc. (a) (b)	269,180	6,201,907
Marvell Technology Group Ltd.	350,200	7,508,288
MaxLinear, Inc., Class A (a) (b)	85,670	1,335,595
Mellanox Technologies Ltd. (a)	29,990	2,528,157
Micron Technology, Inc. (a)	59,240	3,106,546
Monolithic Power Systems, Inc.	14,910	1,993,020
Semtech Corp. (a)	55,290	2,601,395
Tower Semiconductor Ltd. (a)	83,711	1,842,479
		33,037,208
Software (10.4%):
Activision Blizzard, Inc.	50,870	3,882,398
Avalara, Inc. (a) (b)	1,560	83,257
Paycom Software, Inc. (a) (b)	23,650	2,337,330
Proofpoint, Inc. (a)	21,229	2,447,916
RingCentral, Inc., Class A (a)	139,910	9,842,668
Snap, Inc. (a) (b)	110,590	1,447,623
Take-Two Interactive Software, Inc. (a)	22,860	2,705,710
The Ultimate Software Group, Inc. (a)	7,810	2,009,591
		24,756,493
Technology Hardware, Storage & Peripherals (1.1%):
Cray, Inc. (a)	107,320	2,640,072
Telecommunication Services (0.8%):
Boingo Wireless, Inc. (a) (b)	86,530	1,954,713
Total Common Stocks (Cost $148,167,705)		227,140,647
Collateral for Securities Loaned (21.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	6,620,272	6,620,272
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	6,018,647	6,018,647
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	13,610,671	13,610,671
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	3,008,968	3,008,969
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	15,646,203	15,646,203

See notes to financial statements.

17

Victory Portfolios Victory RS Science and Technology Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	5,416,143	$5,416,143
Total Collateral for Securities Loaned (Cost $50,320,905)		50,320,905
Total Investments (Cost $198,488,610) — 116.5%		277,461,552
Liabilities in excess of other assets — (16.5)%		(39,259,396)
NET ASSETS — 100.00%		$238,202,156

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2018.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

18

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communications Equipment (1.0%):
Lumentum Holdings, Inc. (a) (b)	12,771	$739,441
Consumer Discretionary (17.7%):
At Home Group, Inc. (a)	24,120	944,299
Burlington Stores, Inc. (a)	2,512	378,131
Delphi Technologies PLC	16,120	732,815
Dineequity, Inc. (b)	13,750	1,028,500
Eldorado Resorts, Inc. (a) (b)	18,250	713,575
Grand Canyon Education, Inc. (a)	10,451	1,166,436
Lithia Motors, Inc.	7,499	709,180
Monro Muffler Brake, Inc. (b)	11,160	648,396
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	9,211	667,798
Planet Fitness, Inc., Class A (a)	29,660	1,303,261
Red Rock Resorts, Inc., Class A	18,872	632,212
Steven Madden Ltd.	19,823	1,052,601
The Wendy's Co. (b)	59,980	1,030,456
Topbuild Corp. (a) (b)	9,130	715,244
Weight Watchers International, Inc. (a) (b)	11,560	1,168,716
Wingstop, Inc. (b)	11,220	584,786
		13,476,406
Consumer Staples (2.3%):
Nomad Foods Ltd. (a)	93,670	1,797,527
Electronic Equipment, Instruments & Components (1.1%):
Littelfuse, Inc.	3,677	839,018
Energy (1.5%):
Newpark Resources, Inc. (a)	76,080	825,468
SRC Energy, Inc. (a) (b)	28,830	317,707
		1,143,175
Financials (4.8%):
LendingTree, Inc. (a) (b)	2,259	482,974
Primerica, Inc.	5,560	553,776
Texas Capital Bancshares, Inc. (a)	9,570	875,655
Walker & Dunlop, Inc.	9,570	532,571
Western Alliance BanCorp (a)	13,191	746,743
WisdomTree Investments, Inc.	55,050	499,854
		3,691,573
Health Care (25.0%):
Aimmune Therapeutics, Inc. (a) (b)	13,290	357,368
Amicus Therapeutics, Inc. (a)	68,424	1,068,783
Apellis Pharmaceuticals, Inc. (a) (b)	14,520	319,440
Aptinyx, Inc. (a)	13,560	327,745
Audentes Therapeutics, Inc. (a)	13,580	518,892
Bluebird Bio, Inc. (a)	5,497	862,754
Blueprint Medicines Corp. (a)	8,528	541,357
Celyad SA, ADR (a) (b)	9,976	309,156
Exact Sciences Corp. (a)	15,429	922,500

See notes to financial statements.

19

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Five Prime Therapeutics, Inc. (a)	21,895	$346,160
Immunomedics, Inc. (a) (b)	41,590	984,435
Iovance Biotherapeutics, Inc. (a)	48,012	614,554
Kura Oncology, Inc. (a)	27,830	506,506
Ligand Pharmaceuticals, Inc., Class B (a)	4,957	1,026,942
Loxo Oncology, Inc. (a)	6,586	1,142,539
Madrigal Pharmaceuticals, Inc. (a) (b)	3,170	886,617
Sage Therapeutics, Inc. (a)	5,521	864,202
Vital Therapies, Inc. (a) (b)	46,697	319,874
Globus Medical, Inc., Class A (a)	19,860	1,002,135
Insulet Corp. (a)	10,450	895,565
Irhythm Technologies, Inc. (a)	3,820	309,917
Masimo Corp. (a)	9,510	928,652
Penumbra, Inc. (a)	5,500	759,825
Diplomat Pharmacy, Inc. (a)	27,450	701,622
HealthEquity, Inc. (a)	8,830	663,133
Teladoc, Inc. (a) (b)	16,520	958,986
GW Pharmaceuticals PLC, ADR (a)	6,070	847,008
Sienna Biopharmaceuticals, Inc. (a) (b)	7,990	121,368
		19,108,035
Industrials (13.9%):
Altra Industrial Motion Corp. (b)	21,590	930,529
Azul SA, ADR (a)	36,360	594,850
Beacon Roofing Supply, Inc. (a) (b)	16,110	686,608
H&E Equipment Services, Inc.	29,130	1,095,580
Harsco Corp. (a)	46,910	1,036,711
Hexcel Corp.	6,864	455,632
Kennametal, Inc.	29,510	1,059,409
Proto Labs, Inc. (a)	4,760	566,202
Saia, Inc. (a)	12,560	1,015,476
Simpson Manufacturing Co., Inc.	11,970	744,414
Siteone Landscape Supply, Inc. (a) (b)	12,630	1,060,541
The Brink's Co. (b)	4,990	397,953
Welbilt, Inc. (a)	45,860	1,023,137
		10,667,042
Internet Software & Services (8.5%):
Cornerstone OnDemand, Inc. (a)	16,442	779,844
Coupa Software, Inc. (a)	12,980	807,875
Envestnet, Inc. (a)	10,410	572,030
LogMeIn, Inc.	11,050	1,140,913
Mindbody, Inc. (a) (b)	30,520	1,178,071
Q2 Holdings, Inc. (a)	10,670	608,724
Wix.com Ltd. (a)	13,430	1,347,029
		6,434,486
IT Services (7.2%):
Black Knight, Inc. (a)	26,325	1,409,704
Euronet Worldwide, Inc. (a)	14,137	1,184,256
InterXion Holding NV (a)	17,994	1,123,185

See notes to financial statements.

20

Victory Portfolios Victory RS Small Cap Equity Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
WEX, Inc. (a)	3,800	$723,824
WNS Holdings Ltd., ADR (a)	21,168	1,104,546
		5,545,515
Materials (4.1%):
Allegheny Technologies, Inc. (a)	41,490	1,042,229
Ashland Global Holdings, Inc.	12,640	988,195
Ferro Corp. (a)	52,290	1,090,247
		3,120,671
Semiconductors & Semiconductor Equipment (5.6%):
Advanced Energy Industries, Inc. (a)	6,090	353,768
Cypress Semiconductor Corp. (b)	33,700	525,046
Integrated Device Technology, Inc. (a)	23,120	737,066
MKS Instruments, Inc.	7,840	750,288
Monolithic Power Systems, Inc.	5,048	674,766
Tower Semiconductor Ltd. (a)	25,933	570,785
Versum Materials, Inc.	18,880	701,392
		4,313,111
Software (6.4%):
Fair Isaac Corp. (a)	4,380	846,742
HubSpot, Inc. (a) (b)	5,570	698,478
Proofpoint, Inc. (a)	9,197	1,060,506
RingCentral, Inc., Class A (a)	32,519	2,287,711
		4,893,437
Total Common Stocks (Cost $56,693,861)		75,769,437
Collateral for Securities Loaned (15.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	1,561,783	1,561,783
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	1,419,854	1,419,854
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	3,210,883	3,210,883
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	709,843	709,843
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	3,691,083	3,691,083
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	1,277,718	1,277,718
Total Collateral for Securities Loaned (Cost $11,871,164)		11,871,164
Total Investments (Cost $68,565,025) — 114.6%		87,640,601
Liabilities in excess of other assets — (14.6)%		(11,157,712)
NET ASSETS — 100.00%		$76,482,889

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2018.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

21

Victory Portfolios	Statements of Assets and Liabilities June 30, 2018

  (Unaudited)

	Victory RS Small Cap Growth Fund	Victory RS Select Growth Fund	Victory RS Mid Cap Growth Fund
ASSETS:
Investments, at value (Cost $1,799,443,641, $311,035,267 and $285,474,574)	$2,376,221,404 (a)	$423,149,486 (b)	$334,042,558 (c)
Cash and cash equivalents	33,570,969	11,545,304	10,402,383
Interest and dividends receivable	619,559	183,392	139,292
Receivable for capital shares issued	3,391,170	101,226	193,464
Receivable for investments sold	22,738,489	—	—
Receivable from Adviser	60,189	31,951	31,554
Prepaid expenses	76,263	40,800	40,899
Total Assets	2,436,678,043	435,052,159	344,850,150
LIABILITIES:
Securities lending collateral	359,853,359	45,894,568	28,041,153
Payable for investments purchased	19,822,395	2,994,704	4,276,790
Payable for capital shares redeemed	2,822,152	792,922	193,615
Accrued expenses and other payables:
Investment advisory fees	1,633,904	326,046	225,251
Administration fees	104,884	19,888	16,164
Custodian fees	5,095	3,454	2,832
Transfer agent fees	232,513	62,460	30,178
Chief Compliance Officer fees	1,340	286	214
12b-1 fees	78,813	36,251	20,269
Other accrued expenses	194,259	42,294	35,067
Total Liabilities	384,748,714	50,172,873	32,841,533
NET ASSETS:
Capital	1,260,747,246	187,283,176	208,334,147
Accumulated net investment income (loss)	(6,970,098)	(1,381,208)	(601,719)
Accumulated net realized gains (losses) from investments	221,374,418	86,863,099	55,708,205
Net unrealized appreciation (depreciation) on investments	576,777,763	112,114,219	48,567,984
Net Assets	$2,051,929,329	$384,879,286	$312,008,617
Net Assets
Class A Shares	$657,136,390	$142,804,320	$99,126,096
Class C Shares	16,228,761	49,467,726	22,224,481
Class R Shares	11,157,495	967,829	1,621,214
Class R6 Shares	73,404,902	205,281	2,401,405
Class Y Shares	1,294,001,781	191,434,130	186,635,421
Total	$2,051,929,329	$384,879,286	$312,008,617
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	7,211,031	2,867,254	3,629,455
Class C Shares	201,860	1,124,731	907,331
Class R Shares	131,495	21,839	63,553
Class R6 Shares	778,166	3,985	85,242
Class Y Shares	13,727,263	3,721,759	6,628,098
Total	22,049,815	7,739,568	11,313,679
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$91.13	$49.81	$27.31
Class C Shares (d)	$80.40	$43.98	$24.49
Class R Shares	$84.85	$44.32	$25.51
Class R6 Shares	$94.33	$51.51	$28.17
Class Y Shares	$94.27	$51.44	$28.16
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$96.69	$52.85	$28.98

(a)  Includes $351,301,918 of securities on loan.

(b)  Includes $44,679,372 of securities on loan.

(c)  Includes $27,476,242 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

22

Victory Portfolios	Statements of Assets and Liabilities June 30, 2018

  (Unaudited)

	Victory RS Growth Fund	Victory RS Science and Technology Fund	Victory RS Small Cap Equity Fund
ASSETS:
Investments, at value (Cost $175,126,580, $198,488,610 and $68,565,025)	$262,275,080 (a)	$277,461,552 (b)	$87,640,601 (c)
Cash and cash equivalents	13,353,537	13,912,045	502,808
Interest and dividends receivable	117,394	63,143	22,417
Receivable for capital shares issued	10,165	288,150	1,447
Receivable for investments sold	—	—	1,051,717
Receivable from Adviser	25,463	3,427	2,585
Prepaid expenses	29,139	27,437	38,289
Total Assets	275,810,778	291,755,754	89,259,864
LIABILITIES:
Securities lending collateral	5,677,967	50,320,905	11,871,164
Payable for investments purchased	2,366,161	2,761,732	785,240
Payable for capital shares redeemed	78,629	198,180	42,412
Accrued expenses and other payables:
Investment advisory fees	169,196	197,958	48,484
Administration fees	13,760	12,071	3,943
Custodian fees	2,627	1,538	788
Transfer agent fees	13,252	17,267	6,243
Chief Compliance Officer fees	161	121	45
12b-1 fees	26,923	24,008	8,358
Other accrued expenses	23,997	19,818	10,298
Total Liabilities	8,372,673	53,553,598	12,776,975
NET ASSETS:
Capital	153,983,176	133,500,689	42,050,557
Accumulated net investment income (loss)	(213,903)	(1,536,463)	(283,525)
Accumulated net realized gains (losses) from investments	26,520,332	27,264,988	15,640,281
Net unrealized appreciation (depreciation) on investments	87,148,500	78,972,942	19,075,576
Net Assets	$267,438,105	$238,202,156	$76,482,889
Net Assets
Class A Shares	$228,482,425	$172,328,939	$69,801,482
Class C Shares	6,504,631	13,159,775	404,483
Class R Shares	896,964	1,905,952	3,805,284
Class Y Shares	31,554,085	50,807,490	2,471,640
Total	$267,438,105	$238,202,156	$76,482,889
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	10,299,256	6,776,016	3,277,643
Class C Shares	338,767	631,636	37,478
Class R Shares	43,471	85,279	210,416
Class Y Shares	1,378,287	1,879,015	114,063
Total	12,059,781	9,371,946	3,639,600
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$22.18	$25.43	$21.30
Class C Shares (d)	$19.20	$20.83	$10.79
Class R Shares	$20.63	$22.35	$18.08
Class Y Shares	$22.89	$27.04	$21.67
Maximum Sales Charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$23.53	$26.98	$22.60

(a)  Includes $5,521,228 of securities on loan.

(b)  Includes $49,142,689 of securities on loan.

(c)  Includes $11,567,766 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

23

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

	Victory RS Small Cap Growth Fund	Victory RS Select Growth Fund	Victory RS Mid Cap Growth Fund
Investment Income:
Dividend income	$3,945,620	$1,354,679	$1,375,557
Interest income	211,941	31,133	17,376
Securities lending income	371,101	49,050	19,118
Total Income	4,528,662	1,434,862	1,412,051
Expenses:
Investment advisory fees	8,880,394	2,070,866	1,561,916
Administration fees	555,082	122,749	108,880
12b-1 fees — Class A Shares	769,992	182,030	126,820
12b-1 fees — Class C Shares	74,288	253,732	116,062
12b-1 fees — Class R Shares	21,246	2,559	4,098
Custodian fees	52,509	9,614	9,019
Transfer agent fees	61,672	18,209	13,128
Transfer agent fees — Class A Shares	402,110	95,702	63,700
Transfer agent fees — Class C Shares	7,007	27,526	10,822
Transfer agent fees — Class R Shares	5,671	2,545	1,750
Transfer agent fees — Class R6 Shares	767	28	48
Transfer agent fees — Class Y Shares	594,499	118,135	83,662
Trustees' fees	68,061	16,682	15,162
Chief Compliance Officer fees	6,954	1,639	1,481
Legal and audit fees	76,356	21,349	19,568
State registration and filing fees	61,803	35,967	37,618
Interest expense on interfund lending (See Note 6)	—	180	3,382
Other expenses	131,142	29,290	26,645
Total Expenses	11,769,553	3,008,802	2,203,761
Expenses waived/reimbursed by Adviser	(270,793)	(192,732)	(189,991)
Net Expenses	11,498,760	2,816,070	2,013,770
Net Investment Income (Loss)	(6,970,098)	(1,381,208)	(601,719)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	191,467,162	54,079,977	53,880,117
Net change in unrealized appreciation/depreciation on investments	32,076,940	(19,731,699)	(27,960,927)
Net realized/unrealized gains (losses) on investments	223,544,102	34,348,278	25,919,190
Change in net assets resulting from operations	$216,574,004	$32,967,070	$25,317,471

See notes to financial statements.

24

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

	Victory RS Growth Fund	Victory RS Science and Technology Fund	Victory RS Small Cap Equity Fund
Investment Income:
Dividend income	$1,195,511	$171,724	$158,240
Interest income	25,684	29,728	4,813
Securities lending income	3,007	122,531	13,615
Total Income	1,224,202	323,983	176,668
Expenses:
Investment advisory fees	988,047	1,081,007	279,212
Administration fees	78,350	64,763	22,600
12b-1 fees — Class A Shares	280,563	199,475	85,201
12b-1 fees — Class C Shares	34,071	61,017	2,409
12b-1 fees — Class R Shares	2,193	4,526	9,087
Custodian fees	5,639	5,153	2,288
Transfer agent fees	8,395	4,648	1,900
Transfer agent fees — Class A Shares	89,591	72,884	23,102
Transfer agent fees — Class C Shares	4,045	5,442	211
Transfer agent fees — Class R Shares	980	1,688	3,166
Transfer agent fees — Class Y Shares	10,449	17,181	1,476
Trustees' fees	9,747	7,601	2,786
Chief Compliance Officer fees	979	768	274
Legal and audit fees	15,043	13,007	7,963
State registration and filing fees	31,616	32,570	25,096
Interest expense on interfund lending (See Note 6)	—	424	—
Other expenses	15,886	18,409	6,233
Total Expenses	1,575,594	1,590,563	473,004
Expenses waived/reimbursed by Adviser	(137,489)	(8,230)	(12,811)
Net Expenses	1,438,105	1,582,333	460,193
Net Investment Income (Loss)	(213,903)	(1,258,350)	(283,525)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	22,124,421	23,849,618	10,082,311
Net change in unrealized appreciation/depreciation on investments	(2,349,613)	11,419,962	(834,434)
Net realized/unrealized gains (losses) on investments	19,774,808	35,269,580	9,247,877
Change in net assets resulting from operations	$19,560,905	$34,011,230	$8,964,352
See notes to financial statements.

25

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(6,970,098)	$(15,059,481)	$(1,381,208)	$(3,994,055)	$(601,719)	$(1,594,930)
Net realized gains (losses) from investment transactions	191,467,162	475,862,680	54,079,977	71,609,721	53,880,117	31,949,511
Net change in unrealized appreciation/ depreciation on investments	32,076,940	140,791,987	(19,731,699)	9,320,604	(27,960,927)	52,556,387
Change in net assets resulting from operations	216,574,004	601,595,186	32,967,070	76,936,270	25,317,471	82,910,968
Distributions to Shareholders:
From net realized gains:
Class A Shares	—	(51,979,281)	—	(19,166,693)	—	—
Class C Shares	—	(1,398,397)	—	(7,474,242)	—	—
Class R Shares	—	(690,275)	—	(181,019)	—	—
Class R6 Shares	—	(662,464)	—	(18,825)	—	—
Class Y Shares	—	(139,921,555)	—	(31,006,290)	—	—
Change in net assets resulting from distributions to shareholders	—	(194,651,972)	—	(57,847,069)	—	—
Change in net assets resulting from capital transactions	131,819,581	(582,607,616)	(92,681,559)	(98,622,177)	(158,711,454)	(63,665,136)
Change in net assets	348,393,585	(175,664,402)	(59,714,489)	(79,532,976)	(133,393,983)	19,245,832
Net Assets:
Beginning of period	1,703,535,744	1,879,200,146	444,593,775	524,126,751	445,402,600	426,156,768
End of period	$2,051,929,329	$1,703,535,744	$384,879,286	$444,593,775	$312,008,617	$445,402,600
Accumulated net investment income (loss)	$(6,970,098)	$—	$(1,381,208)	$—	$(601,719)	$—

(continues on next page)

See notes to financial statements.

26

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$60,672,520	$68,607,881	$7,744,252	$12,794,002	$3,687,181	$27,239,168
Distributions reinvested	—	49,372,130	—	18,348,046	—	—
Cost of shares redeemed	(50,332,757)	(134,202,144)	(24,111,980)	(60,178,865)	(19,287,136)	(185,499,130)
Total Class A Shares	$10,339,763	$(16,222,133)	$(16,367,728)	$(29,036,817)	$(15,599,955)	$(158,259,962)
Class C Shares
Proceeds from shares issued	$3,153,052	$1,033,799	$2,143,690	$2,757,248	$673,187	$2,068,738
Distributions reinvested	—	1,201,107	—	6,949,911	—	—
Cost of shares redeemed	(2,217,969)	(4,271,975)	(7,710,934)	(23,560,380)	(2,990,959)	(7,732,712)
Total Class C Shares	$935,083	$(2,037,069)	$(5,567,244)	$(13,853,221)	$(2,317,772)	$(5,663,974)
Class R Shares
Proceeds from shares issued	$4,440,980	$2,364,474	$56,724	$515,966	$146,956	$199,723
Distributions reinvested	—	690,275	—	71,655	—	—
Cost of shares redeemed	(1,863,165)	(1,984,120)	(180,229)	(1,046,651)	(307,357)	(288,199)
Total Class R Shares	$2,577,815	$1,070,629	$(123,505)	$(459,030)	$(160,401)	$(88,476)
Class R6 Shares
Proceeds from shares issued	$50,843,020	$25,546,617	$38,761	$88,323	$200,950	$1,802,840
Distributions reinvested	—	662,464	—	18,825	—	—
Cost of shares redeemed	(7,090,510)	(1,185,236)	—	—	(62,969)	(9,180)
Total Class R6 Shares	$43,752,510	$25,023,845	$38,761	$107,148	$137,981	$1,793,660
Class Y Shares
Proceeds from shares issued	$222,101,057	$355,563,216	$14,219,497	$42,855,011	$30,342,763	$177,263,802
Distributions reinvested	—	134,559,639	—	28,405,490	—	—
Cost of shares redeemed	(147,886,647)	(1,080,565,743)	(84,881,340)	(126,640,758)	(171,114,070)	(78,710,186)
Total Class Y Shares	$74,214,410	$(590,442,888)	$(70,661,843)	$(55,380,257)	$(140,771,307)	$98,553,616
Change in net assets resulting from capital transactions	$131,819,581	$(582,607,616)	$(92,681,559)	$(98,622,177)	$(158,711,454)	$(63,665,136)

(continues on next page)

See notes to financial statements.

27

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Small Cap Growth Fund		Victory RS Select Growth Fund		Victory RS Mid Cap Growth Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	687,127	898,907	160,921	266,308	135,742	1,178,614
Reinvested	—	649,625	—	396,800	—	—
Redeemed	(580,839)	(1,811,083)	(498,911)	(1,250,714)	(707,476)	(7,817,745)
Total Class A Shares	106,288	(262,551)	(337,990)	(587,606)	(571,734)	(6,639,131)
Class C Shares
Issued	40,303	15,059	49,942	63,931	27,710	98,514
Reinvested	—	17,778	—	169,510	—	—
Redeemed	(28,587)	(63,729)	(180,180)	(539,624)	(122,361)	(366,911)
Total Class C Shares	11,716	(30,892)	(130,238)	(306,183)	(94,651)	(268,397)
Class R Shares
Issued	52,877	33,057	1,316	11,914	5,806	9,093
Reinvested	—	9,692	—	1,737	—	—
Redeemed	(23,273)	(28,013)	(4,177)	(24,059)	(12,047)	(13,262)
Total Class R Shares	29,604	14,736	(2,861)	(10,408)	(6,241)	(4,169)
Class R6 Shares
Issued	549,181	311,689	798	1,687	7,127	77,929
Reinvested	—	7,921	—	394	—	—
Redeemed	(76,405)	(14,220)	—	—	(2,192)	(371)
Total Class R6 Shares	472,776	305,390	798	2,081	4,935	77,558
Class Y Shares
Issued	2,443,893	4,621,156	287,934	870,381	1,083,466	7,235,933
Reinvested	—	1,731,408	—	595,628	—	—
Redeemed	(1,646,536)	(13,989,414)	(1,720,277)	(2,551,259)	(6,138,893)	(3,267,979)
Total Class Y Shares	797,357	(7,636,850)	(1,432,343)	(1,085,250)	(5,055,427)	3,967,954
Change in Shares	1,417,741	(7,610,167)	(1,902,634)	(1,987,366)	(5,723,118)	(2,866,185)

See notes to financial statements.

28

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(213,903)	$(226,537)	$(1,258,350)	$(2,010,100)	$(283,525)	$(568,164)
Net realized gains (losses) from investment transactions	22,124,421	21,223,743	23,849,618	30,267,179	10,082,311	11,338,570
Net change in unrealized appreciation/ depreciation on investments	(2,349,613)	45,536,185	11,419,962	32,448,835	(834,434)	9,907,721
Change in net assets resulting from operations	19,560,905	66,533,391	34,011,230	60,705,914	8,964,352	20,678,127
Distributions to Shareholders:
From net realized gains:
Class A Shares	—	(10,776,472)	—	(21,685,805)	—	(3,143,304)
Class C Shares	—	(392,949)	—	(2,079,352)	—	(47,723)
Class R Shares	—	(43,485)	—	(278,523)	—	(187,965)
Class Y Shares	—	(1,451,934)	—	(4,622,430)	—	(302,697)
Change in net assets resulting from distributions to shareholders	—	(12,664,840)	—	(28,666,110)	—	(3,681,689)
Change in net assets resulting from capital transactions	(8,473,389)	(22,086,756)	12,606,358	23,443,993	(8,307,407)	1,556,442
Change in net assets	11,087,516	31,781,795	46,617,588	55,483,797	656,945	18,552,880
Net Assets:
Beginning of period	256,350,589	224,568,794	191,584,568	136,100,771	75,825,944	57,273,064
End of period	$267,438,105	$256,350,589	$238,202,156	$191,584,568	$76,482,889	$75,825,944
Accumulated net investment income (loss)	$(213,903)	$—	$(1,536,463)	$(278,113)	$(283,525)	$—

(continues on next page)

See notes to financial statements.

29

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$3,731,838	$6,079,169	$20,489,914	$20,793,071	$1,527,971	$3,700,782
Distributions reinvested	—	10,508,652	—	21,027,140	—	3,104,349
Cost of shares redeemed	(10,149,584)	(34,048,087)	(19,925,526)	(25,387,510)	(5,426,017)	(8,905,490)
Total Class A Shares	$(6,417,746)	$(17,460,266)	$564,388	$16,432,701	$(3,898,046)	$(2,100,359)
Class C Shares
Proceeds from shares issued	$494,124	$744,039	$1,064,833	$946,759	$163,106	$45,855
Distributions reinvested	—	322,627	—	1,841,237	—	47,051
Cost of shares redeemed	(1,447,316)	(4,271,007)	(1,711,596)	(3,300,552)	(342,589)	(65,480)
Total Class C Shares	$(953,192)	$(3,204,341)	$(646,763)	$(512,556)	$(179,483)	$27,426
Class R Shares
Proceeds from shares issued	$126,931	$199,868	$147,550	$231,685	$163,106	$403,870
Distributions reinvested	—	43,485	—	278,523	—	187,965
Cost of shares redeemed	(119,545)	(687,634)	(243,858)	(501,293)	(162,385)	(1,007,770)
Total Class R Shares	$7,386	$(444,281)	$(96,308)	$8,915	$721	$(415,935)
Class Y Shares
Proceeds from shares issued	$1,924,890	$7,534,466	$26,883,013	$13,145,394	$821,534	$4,530,016
Distributions reinvested	—	1,315,590	—	4,113,118	—	287,256
Cost of shares redeemed	(3,034,727)	(9,827,924)	(14,097,972)	(9,743,579)	(5,052,133)	(771,962)
Total Class Y Shares	$(1,109,837)	$(977,868)	$12,785,041	$7,514,933	$(4,230,599)	$4,045,310
Change in net assets resulting from capital transactions	$(8,473,389)	$(22,086,756)	$12,606,358	$23,443,993	$(8,307,407)	$1,556,442

(continues on next page)

See notes to financial statements.

30

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Growth Fund		Victory RS Science and Technology Fund		Victory RS Small Cap Equity Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	172,998	318,962	838,683	966,693	75,178	215,116
Reinvested	—	508,155	—	983,956	—	164,338
Redeemed	(467,867)	(1,782,555)	(834,655)	(1,184,710)	(267,557)	(522,845)
Total Class A Shares	(294,869)	(955,438)	4,028	765,939	(192,379)	(143,391)
Class C Shares
Issued	26,374	43,982	52,391	51,487	15,026	5,111
Reinvested	—	17,963	—	104,794	—	4,891
Redeemed	(77,172)	(257,070)	(87,882)	(179,801)	(32,990)	(7,470)
Total Class C Shares	(50,798)	(195,125)	(35,491)	(23,520)	(17,964)	2,532
Class R Shares
Issued	6,316	11,331	7,130	12,309	9,377	28,179
Reinvested	—	2,253	—	14,799	—	11,682
Redeemed	(6,052)	(38,454)	(11,623)	(25,622)	(9,288)	(67,107)
Total Class R Shares	264	(24,870)	(4,493)	1,486	89	(27,246)
Class Y Shares
Issued	86,130	399,493	1,043,204	597,609	39,097	238,255
Reinvested	—	61,736	—	181,275	—	14,953
Redeemed	(135,464)	(521,271)	(563,841)	(431,893)	(258,247)	(45,406)
Total Class Y Shares	(49,334)	(60,042)	479,363	346,991	(219,150)	207,802
Change in Shares	(394,737)	(1,235,475)	443,407	1,090,896	(429,404)	39,697

See notes to financial statements.

31

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Growth Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$80.96	$65.31	$64.73	$65.53	$63.68	$46.71
Investment Activities:
Net investment income (loss) (a)	(0.40)	(0.75)	(0.55)	(0.74)	(0.71)	(0.64)
Net realized and unrealized gains (losses) on investments	10.57	24.13	1.13	0.80	6.64	23.37
Total from Investment Activities	10.17	23.38	0.58	0.06	5.93	22.73
Distributions to Shareholders:
Net investment income	—	—	—	—	(0.57)	(0.86)
Net realized gains from investments	—	(7.73)	—	(0.86)	(3.51)	(4.90)
Total Distributions to Shareholders	—	(7.73)	—	(0.86)	(4.08)	(5.76)
Net Asset Value, End of Period	$91.13	$80.96	$65.31	$64.73	$65.53	$63.68
Total Return (excludes sales charge) (b)	12.55%	36.86%	0.90%	0.08%	9.36%	49.22%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$657,136	$575,227	$481,125	$767,304	$618,656	$499,282
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.40%	1.40%	1.38%	1.35%
Ratio of net investment income (loss) to average net assets (c)	(0.92)%	(1.00)%	(0.92)%	(1.07)%	(1.12)%	(1.12)%
Ratio of gross expenses to average net assets (c) (d)	1.43%	1.44%	1.45%	1.41%	1.42%	1.41%
Portfolio turnover (b) (e)	38%	107%	91%	94%	104%	115%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

32

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Growth Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$71.70	$58.97	$58.90	$60.15	$58.84	$43.78
Investment Activities:
Net investment income (loss) (a)	(0.64)	(1.18)	(0.90)	(1.15)	(1.09)	(1.09)
Net realized and unrealized gains (losses) on investments	9.34	21.64	0.97	0.76	6.08	21.79
Total from Investment Activities	8.70	20.46	0.07	(0.39)	4.99	20.70
Distributions to Shareholders:
Net investment income	—	—	—	—	(0.17)	(0.74)
Net realized gains from investments	—	(7.73)	—	(0.86)	(3.51)	(4.90)
Total Distributions to Shareholders	—	(7.73)	—	(0.86)	(3.68)	(5.64)
Net Asset Value, End of Period	$80.40	$71.70	$58.97	$58.90	$60.15	$58.84
Total Return (excludes contingent deferred sales charge) (b)	12.12%	35.84%	0.12%	(0.67)%	8.52%	47.86%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,229	$13,633	$13,035	$20,878	$11,792	$6,608
Ratio of net expenses to average net assets (c)	2.16%	2.16%	2.16%	2.16%	2.15%	2.27%
Ratio of net investment income (loss) to average net assets (c)	(1.68)%	(1.75)%	(1.67)%	(1.67)%	(1.88)%	(1.98)%
Ratio of gross expenses to average net assets (c) (d)	2.24%	2.23%	2.22%	2.22%	2.29%	2.32%
Portfolio turnover (b) (e)	38%	107%	91%	94%	104%	115%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

33

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Growth Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$75.55	$61.63	$61.27	$62.28	$60.77	$44.85
Investment Activities:
Net investment income (loss) (a)	(0.55)	(1.04)	(0.68)	(0.93)	(0.94)	(0.90)
Net realized and unrealized gains (losses) on investments	9.85	22.69	1.04	0.78	6.29	22.38
Total from Investment Activities	9.30	21.65	0.36	(0.15)	5.35	21.48
Distributions to Shareholders:
Net investment income	—	—	—	—	(0.33)	(0.66)
Net realized gains from investments	—	(7.73)	—	(0.86)	(3.51)	(4.90)
Total Distributions to Shareholders	—	(7.73)	—	(0.86)	(3.84)	(5.56)
Net Asset Value, End of Period	$84.85	$75.55	$61.63	$61.27	$62.28	$60.77
Total Return (b)	12.31%	36.24%	0.59%	(0.26)%	8.86%	48.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,157	$7,698	$5,371	$5,241	$2,621	$1,782
Ratio of net expenses to average net assets (c)	1.85%	1.86%	1.70%	1.75%	1.84%	1.87%
Ratio of net investment income (loss) to average net assets (c)	(1.37)%	(1.46)%	(1.20)%	(1.41)%	(1.58)%	(1.62)%
Ratio of gross expenses to average net assets (c) (d)	1.85%	1.94%	1.70%	1.75%	1.88%	1.92%
Portfolio turnover (b) (e)	38%	107%	91%	94%	104%	115%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

34

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Growth Fund
	Class R6 Shares
	Six Months Ended June 30, 2018	Period Ended December 31, 2017(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$83.67	$79.23
Investment Activities:
Net investment income (loss) (b)	(0.25)	(0.41)
Net realized and unrealized gains (losses) on investments	10.91	12.58
Total from Investment Activities	10.66	12.17
Distributions to Shareholders:
Net realized gains from investments	—	(7.73)
Total Distributions to Shareholders	—	(7.73)
Net Asset Value, End of Period	$94.33	$83.67
Total Return (c)	12.74%	16.23%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$73,405	$25,551
Ratio of net expenses to average net assets (d)	1.06%	1.06%
Ratio of net investment income (loss) to average net assets (d)	(0.56)%	(1.03)%
Ratio of gross expenses to average net assets (d) (e)	1.11%	1.41%
Portfolio turnover (c) (f)	38%	107%

(a)  Class R6 Shares commenced operations on July 12, 2017.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

35

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Growth Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$83.64	$67.08	$66.32	$67.04	$65.06	$47.65
Investment Activities:
Net investment income (loss) (a)	(0.29)	(0.53)	(0.39)	(0.56)	(0.54)	(0.52)
Net realized and unrealized gains (losses) on investments	10.92	24.82	1.16	0.81	6.79	23.90
Total from Investment Activities	10.63	24.29	0.77	0.25	6.25	23.38
Distributions to Shareholders:
Net investment income	—	—	(0.01)	(0.11)	(0.76)	(1.07)
Net realized gains from investments	—	(7.73)	—	(0.86)	(3.51)	(4.90)
Total Distributions to Shareholders	—	(7.73)	(0.01)	(0.97)	(4.27)	(5.97)
Net Asset Value, End of Period	$94.27	$83.64	$67.08	$66.32	$67.04	$65.06
Total Return (b)	12.71%	37.23%	1.16%	0.36%	9.65%	49.63%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,294,002	$1,081,427	$1,379,669	$1,576,927	$504,974	$285,659
Ratio of net expenses to average net assets (c)	1.13%	1.13%	1.13%	1.13%	1.11%	1.11%
Ratio of net investment income (loss) to average net assets (c)	(0.65)%	(0.68)%	(0.64)%	(0.79)%	(0.84)%	(0.85)%
Ratio of gross expenses to average net assets (c) (d)	1.16%	1.17%	1.21%	1.18%	1.13%	1.17%
Portfolio turnover (d) (e)	38%	107%	91%	94%	104%	115%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

36

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Select Growth Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$46.03	$45.04	$43.54	$47.80	$49.57	$36.52
Investment Activities:
Net investment income (loss) (a)	(0.17)	(0.43)	(0.32)	(0.41)	(0.52)	(0.50)
Net realized and unrealized gains (losses) on investments	3.95	8.16	3.30	0.24	1.08	14.27
Total from Investment Activities	3.78	7.73	2.98	(0.17)	0.56	13.77
Distributions to Shareholders:
Net realized gains from investments	—	(6.74)	(1.48)	(4.09)	(2.33)	(0.72)
Total Distributions to Shareholders	—	(6.74)	(1.48)	(4.09)	(2.33)	(0.72)
Net Asset Value, End of Period	$49.81	$46.03	$45.04	$43.54	$47.80	$49.57
Total Return (excludes sales charge) (b)	8.21%	17.10%	6.85%	(0.38)%	1.16%	37.79%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$142,804	$147,531	$170,825	$237,899	$284,499	$438,084
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.40%	1.40%	1.38%	1.35%
Ratio of net investment income (loss) to average net assets (c)	(0.71)%	(0.88)%	(0.74)%	(0.84)%	(1.08)%	(1.14)%
Ratio of gross expenses to average net assets (c) (d)	1.50%	1.49%	1.47%	1.44%	1.43%	1.45%
Portfolio turnover (b) (e)	35%	69%	89%	86%	96%	105%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

37

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Select Growth Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$40.80	$40.89	$39.97	$44.57	$46.73	$34.74
Investment Activities:
Net investment income (loss) (a)	(0.32)	(0.73)	(0.60)	(0.74)	(0.83)	(0.82)
Net realized and unrealized gains (losses) on investments	3.50	7.38	3.00	0.23	1.00	13.53
Total from Investment Activities	3.18	6.65	2.40	(0.51)	0.17	12.71
Distributions to Shareholders:
Net realized gains from investments	—	(6.74)	(1.48)	(4.09)	(2.33)	(0.72)
Total Distributions to Shareholders	—	(6.74)	(1.48)	(4.09)	(2.33)	(0.72)
Net Asset Value, End of Period	$43.98	$40.80	$40.89	$39.97	$44.57	$46.73
Total Return (excludes contingent deferred sales charge) (b)	7.77%	16.19%	6.04%	(1.17)%	0.39%	36.67%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$49,468	$51,208	$63,841	$82,838	$86,025	$88,208
Ratio of net expenses to average net assets (c)	2.18%	2.18%	2.18%	2.18%	2.16%	2.16%
Ratio of net investment income (loss) to average net assets (c)	(1.49)%	(1.66)%	(1.52)%	(1.62)%	(1.85)%	(1.94)%
Ratio of gross expenses to average net assets (c) (d)	2.25%	2.24%	2.23%	2.20%	2.25%	2.26%
Portfolio turnover (b) (e)	35%	69%	89%	86%	96%	105%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

38

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Select Growth Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$41.06	$41.00	$39.93	$44.40	$46.38	$34.43
Investment Activities:
Net investment income (loss) (a)	(0.26)	(0.61)	(0.46)	(0.59)	(0.71)	(0.71)
Net realized and unrealized gains (losses) on investments	3.52	7.41	3.01	0.21	1.06	13.38
Total from Investment Activities	3.26	6.80	2.55	(0.38)	—	12.67
Distributions to Shareholders:
Net realized gains from investments	—	(6.74)	(1.48)	(4.09)	(2.33)	(0.72)
Total Distributions to Shareholders	—	(6.74)	(1.48)	(4.09)	(2.33)	(0.72)
Net Asset Value, End of Period	$44.32	$41.06	$41.00	$39.93	$44.40	$46.38
Total Return (b)	7.94%	16.51%	6.39%	(0.88)%	0.78%	36.89%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$968	$1,014	$1,440	$1,843	$1,239	$1,052
Ratio of net expenses to average net assets (c)	1.91%	1.91%	1.82%	1.90%	1.89%	1.92%
Ratio of net investment income (loss) to average net assets (c)	(1.22)%	(1.39)%	(1.17)%	(1.30)%	(1.57)%	(1.71)%
Ratio of gross expenses to average net assets (c) (d)	3.51%	2.90%	1.82%	1.90%	1.97%	2.02%
Portfolio turnover (b) (e)	35%	69%	89%	86%	96%	105%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

39

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Select Growth Fund
	Class R6 Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Period Ended December 31, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$47.53	$46.16	$46.65
Investment Activities:
Net investment income (loss) (b)	(0.09)	(0.28)	(0.03)
Net realized and unrealized gains (losses) on investments	4.07	8.39	1.02
Total from Investment Activities	3.98	8.11	0.99
Distributions to Shareholders:
Net realized gains from investments	—	(6.74)	(1.48)
Total Distributions to Shareholders	—	(6.74)	(1.48)
Net Asset Value, End of Period	$51.51	$47.53	$46.16
Total Return (c)	8.39%	17.48%	2.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$205	$151	$51
Ratio of net expenses to average net assets (d)	1.06%	1.06%	1.06%
Ratio of net investment income (loss) to average net assets (d)	(0.38)%	(0.55)%	(0.43)%
Ratio of gross expenses to average net assets (d) (e)	7.75%	27.47%	26.37%
Portfolio turnover (c) (f)	35%	69%	89%

(a)  Class R6 Shares commenced operations on November 15, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

40

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Select Growth Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$47.47	$46.15	$44.47	$48.61	$50.24	$36.90
Investment Activities:
Net investment income (loss) (a)	(0.11)	(0.31)	(0.21)	(0.29)	(0.39)	(0.39)
Net realized and unrealized gains (losses) on investments	4.08	8.37	3.37	0.24	1.09	14.45
Total from Investment Activities	3.97	8.06	3.16	(0.05)	0.70	14.06
Distributions to Shareholders:
Net realized gains from investments	—	(6.74)	(1.48)	(4.09)	(2.33)	(0.72)
Total Distributions to Shareholders	—	(6.74)	(1.48)	(4.09)	(2.33)	(0.72)
Net Asset Value, End of Period	$51.44	$47.47	$46.15	$44.47	$48.61	$50.24
Total Return (b)	8.34%	17.40%	7.13%	(0.12)%	1.42%	38.19%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$191,434	$244,689	$287,970	$402,965	$474,596	$462,256
Ratio of net expenses to average net assets (c)	1.14%	1.14%	1.14%	1.14%	1.12%	1.09%
Ratio of net investment income (loss) to average net assets (c)	(0.44)%	(0.62)%	(0.49)%	(0.58)%	(0.81)%	(0.87)%
Ratio of gross expenses to average net assets (c) (d)	1.22%	1.20%	1.20%	1.18%	1.18%	1.19%
Portfolio turnover (b) (e)	35%	69%	89%	86%	96%	105%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

41

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Mid Cap Growth Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$25.77	$21.32	$20.29	$20.14	$18.83	$13.07
Investment Activities:
Net investment income (loss) (a)	(0.06)	(0.10)	(0.07)	(0.08)	(0.15)	(0.12)
Net realized and unrealized gains (losses) on investments	1.60	4.55	1.10	0.23	1.46	5.88
Total from Investment Activities	1.54	4.45	1.03	0.15	1.31	5.76
Net Asset Value, End of Period	$27.31	$25.77	$21.32	$20.29	$20.14	$18.83
Total Return (excludes sales charge) (b)	5.98%	20.87%	5.08%	0.74%	6.96%	44.07%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$99,126	$108,271	$231,056	$196,437	$104,407	$78,612
Ratio of net expenses to average net assets (c)	1.20%	1.20%	1.20%	1.23%	1.29%	1.28%
Ratio of net investment income (loss) to average net assets (c)	(0.45)%	(0.44)%	(0.35)%	(0.39)%	(0.81)%	(0.78)%
Ratio of gross expenses to average net assets (c) (d)	1.35%	1.29%	1.27%	1.31%	1.38%	1.45%
Portfolio turnover (b) (e)	42%	86%	138%	120%	154%	119%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

42

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Mid Cap Growth Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$23.22	$19.38	$18.61	$18.64	$17.56	$12.30
Investment Activities:
Net investment income (loss) (a)	(0.16)	(0.28)	(0.23)	(0.25)	(0.28)	(0.24)
Net realized and unrealized gains (losses) on investments	1.43	4.12	1.00	0.22	1.36	5.50
Total from Investment Activities	1.27	3.84	0.77	(0.03)	1.08	5.26
Net Asset Value, End of Period	$24.49	$23.22	$19.38	$18.61	$18.64	$17.56
Total Return (excludes contingent deferred sales charge) (b)	5.51%	19.81%	4.14%	(0.16)%	6.15%	42.76%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$22,224	$23,264	$24,618	$26,793	$13,040	$4,851
Ratio of net expenses to average net assets (c)	2.11%	2.10%	2.11%	2.11%	2.10%	2.14%
Ratio of net investment income (loss) to average net assets (c)	(1.35)%	(1.33)%	(1.25)%	(1.30)%	(1.61)%	(1.63)%
Ratio of gross expenses to average net assets (c) (d)	2.11%	2.10%	2.11%	2.11%	2.22%	2.31%
Portfolio turnover (b) (e)	42%	86%	138%	120%	154%	119%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

43

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Mid Cap Growth Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$24.14	$20.09	$19.22	$19.18	$18.01	$12.56
Investment Activities:
Net investment income (loss) (a)	(0.13)	(0.23)	(0.16)	(0.18)	(0.24)	(0.19)
Net realized and unrealized gains (losses) on investments	1.50	4.28	1.03	0.22	1.41	5.64
Total from Investment Activities	1.37	4.05	0.87	0.04	1.17	5.45
Net Asset Value, End of Period	$25.51	$24.14	$20.09	$19.22	$19.18	$18.01
Total Return (b)	5.63%	20.21%	4.53%	0.21%	6.50%	43.39%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,621	$1,685	$1,486	$1,740	$1,681	$1,451
Ratio of net expenses to average net assets (c)	1.80%	1.80%	1.69%	1.74%	1.79%	1.77%
Ratio of net investment income (loss) to average net assets (c)	(1.04)%	(1.03)%	(0.84)%	(0.93)%	(1.31)%	(1.27)%
Ratio of gross expenses to average net assets (c) (d)	2.57%	2.43%	1.69%	1.74%	1.85%	1.94%
Portfolio turnover (b) (e)	42%	86%	138%	120%	154%	119%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

44

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Mid Cap Growth Fund
	Class R6 Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Period Ended December 31, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$26.55	$21.90	$21.30
Investment Activities:
Net investment income (loss) (b)	(0.02)	(0.04)	— (c)
Net realized and unrealized gains (losses) on investments	1.64	4.69	0.60
Total from Investment Activities	1.62	4.65	0.60
Net Asset Value, End of Period	$28.17	$26.55	$21.90
Total Return (d)	6.10%	21.23%	2.82%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,401	$2,132	$60
Ratio of net expenses to average net assets (e)	0.94%	0.94%	0.94%
Ratio of net investment income (loss) to average net assets (e)	(0.18)%	(0.17)%	(0.02)%
Ratio of gross expenses to average net assets (e) (f)	1.47%	2.26%	25.90%
Portfolio turnover (d) (g)	42%	86%	138%

(a)  Class R6 Shares commenced operations on November 15, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

45

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Mid Cap Growth Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$26.54	$21.90	$20.79	$20.58	$19.19	$13.29
Investment Activities:
Net investment income (loss) (a)	(0.02)	(0.04)	(0.02)	(0.03)	(0.10)	(0.09)
Net realized and unrealized gains (losses) on investments	1.64	4.68	1.13	0.24	1.49	5.99
Total from Investment Activities	1.62	4.64	1.11	0.21	1.39	5.90
Net Asset Value, End of Period	$28.16	$26.54	$21.90	$20.79	$20.58	$19.19
Total Return (b)	6.10%	21.19%	5.34%	1.02%	7.24%	44.39%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$186,637	$310,050	$168,936	$173,629	$73,672	$18,814
Ratio of net expenses to average net assets (c)	0.95%	0.95%	0.95%	0.97%	1.04%	1.05%
Ratio of net investment income (loss) to average net assets (c)	(0.17)%	(0.18)%	(0.10)%	(0.15)%	(0.53)%	(0.55)%
Ratio of gross expenses to average net assets (c) (d)	1.04%	1.06%	1.05%	1.08%	1.11%	1.23%
Portfolio turnover (b) (e)	42%	86%	138%	120%	154%	119%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

46

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Growth Fund
	Class A Shares
	Six Months Ended June 30, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$20.60		$16.44		$17.49		$18.01		$19.33	$13.46
Investment Activities:
Net investment income (loss)	(0.02	)(a)	(0.02	)(a)	(0.02	)(a)	(0.03	)(a)	(0.07)	(0.07)
Net realized and unrealized gains (losses) on investments	1.60		5.24		0.36		0.74		2.02	5.94
Total from Investment Activities	1.58		5.22		0.34		0.71		1.95	5.87
Distributions to Shareholders:
Net realized gains from investments	—		(1.06)		(1.39)		(1.23)		(3.27)	—
Total Distributions to Shareholders	—		(1.06)		(1.39)		(1.23)		(3.27)	—
Net Asset Value, End of Period	$22.18		$20.60		$16.44		$17.49		$18.01	$19.33
Total Return (excludes sales charge) (b)	7.67%		31.75%		1.86%		3.94%		9.98%	43.61%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$228,482		$218,238		$189,921		$204,027		$210,508	$208,309
Ratio of net expenses to average net assets (c)	1.10%		1.10%		1.10%		1.10%		1.14%	1.26%
Ratio of net investment income (loss) to average net assets (c)	(0.17)%		(0.09)%		(0.09)%		(0.18)%		(0.39)%	(0.49)%
Ratio of gross expenses to average net assets (c) (d)	1.19%		1.20%		1.20%		1.19%		1.21%	1.26%
Portfolio turnover (b) (e)	51%		74%		123%		105%		136%	101%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

47

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Growth Fund
	Class C Shares
	Six Months Ended June 30, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$17.90		$14.51		$15.73		$16.45		$18.06	$12.70
Investment Activities:
Net investment income (loss)	(0.09	)(a)	(0.15	)(a)	(0.14	)(a)	(0.17	)(a)	(0.15)	0.20
Net realized and unrealized gains (losses) on investments	1.39		4.60		0.31		0.68		1.81	5.16
Total from Investment Activities	1.30		4.45		0.17		0.51		1.66	5.36
Distributions to Shareholders:
Net realized gains from investments	—		(1.06)		(1.39)		(1.23)		(3.27)	—
Total Distributions to Shareholders	—		(1.06)		(1.39)		(1.23)		(3.27)	—
Net Asset Value, End of Period	$19.20		$17.90		$14.51		$15.73		$16.45	$18.06
Total Return (excludes contingent deferred sales charge) (b)	7.26%		30.57%		1.05%		3.09%		9.07%	42.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,505		$6,974		$8,487		$11,553		$13,300	$10,415
Ratio of net expenses to average net assets (c)	1.93%		1.93%		1.93%		1.93%		1.97%	2.15%
Ratio of net investment income (loss) to average net assets (c)	(1.00)%		(0.92)%		(0.93)%		(1.02)%		(1.21)%	(1.39)%
Ratio of gross expenses to average net assets (c) (d)	2.20%		2.10%		2.06%		2.02%		2.06%	2.16%
Portfolio turnover (b) (e)	51%		74%		123%		105%		136%	101%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

48

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Growth Fund
	Class R Shares
	Six Months Ended June 30, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$19.22		$15.49		$16.65		$17.31		$18.80	$13.18
Investment Activities:
Net investment income (loss)	(0.08	)(a)	(0.13	)(a)	(0.11	)(a)	(0.14	)(a)	(0.17)	(0.10)
Net realized and unrealized gains (losses) on investments	1.49		4.92		0.34		0.71		1.95	5.72
Total from Investment Activities	1.41		4.79		0.23		0.57		1.78	5.62
Distributions to Shareholders:
Net realized gains from investments	—		(1.06)		(1.39)		(1.23)		(3.27)	—
Total Distributions to Shareholders	—		(1.06)		(1.39)		(1.23)		(3.27)	—
Net Asset Value, End of Period	$20.63		$19.22		$15.49		$16.65		$17.31	$18.80
Total Return (b)	7.34%		30.92%		1.29%		3.28%		9.36%	42.64%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$897		$830		$1,054		$979		$1,249	$1,340
Ratio of net expenses to average net assets (c)	1.71%		1.71%		1.71%		1.71%		1.71%	1.74%
Ratio of net investment income (loss) to average net assets (c)	(0.78)%		(0.70)%		(0.69)%		(0.80)%		(0.97)%	(1.11)%
Ratio of gross expenses to average net assets (c) (d)	3.26%		2.72%		1.77%		1.79%		1.81%	1.84%
Portfolio turnover (b) (e)	51%		74%		123%		105%		136%	101%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

49

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Growth Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$21.23	$16.88	$17.87	$18.33	$19.56	$13.60
Investment Activities:
Net investment income (loss)	0.01 (a)	0.03 (a)	0.03 (a)	0.02 (a)	(0.04)	(0.09)
Net realized and unrealized gains (losses) on investments	1.65	5.38	0.37	0.75	2.08	6.05
Total from Investment Activities	1.66	5.41	0.40	0.77	2.04	5.96
Distributions to Shareholders:
Net realized gains from investments	—	(1.06)	(1.39)	(1.23)	(3.27)	—
Total Distributions to Shareholders	—	(1.06)	(1.39)	(1.23)	(3.27)	—
Net Asset Value, End of Period	$22.89	$21.23	$16.88	$17.87	$18.33	$19.56
Total Return (b)	7.82%	32.05%	2.16%	4.20%	10.33%	43.82%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$31,554	$30,309	$25,107	$38,301	$37,757	$25,968
Ratio of net expenses to average net assets (c)	0.83%	0.83%	0.83%	0.83%	0.86%	0.98%
Ratio of net investment income (loss) to average net assets (c)	0.10%	0.17%	0.17%	0.10%	(0.10)%	(0.24)%
Ratio of gross expenses to average net assets (c) (d)	0.97%	0.97%	0.95%	0.95%	0.91%	0.98%
Portfolio turnover (b) (e)	51%	74%	123%	105%	136%	101%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

50

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Science and Technology Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$21.56	$17.49	$17.35		$18.13	$20.38	$16.95
Investment Activities:
Net investment income (loss) (a)	(0.14)	(0.25)	(0.22)		(0.19)	(0.24)	(0.23)
Net realized and unrealized gains (losses) on investments	4.01	8.04	2.64		1.26	1.30	7.76
Total from Investment Activities	3.87	7.79	2.42		1.07	1.06	7.53
Distributions to Shareholders:
Net investment income	—	—	—		—	—	(0.04)
Net realized gains from investments	—	(3.72)	(2.28)		(1.85)	(3.31)	(4.06)
Total Distributions to Shareholders	—	(3.72)	(2.28)		(1.85)	(3.31)	(4.10)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	—	(b)	—	—	—
Net Asset Value, End of Period	$25.43	$21.56	$17.49		$17.35	$18.13	$20.38
Total Return (excludes sales charge) (c)	17.95%	44.74%	13.80	%(d)	5.89%	5.26%	45.59%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$172,329	$146,002	$105,041		$109,201	$134,534	$156,011
Ratio of net expenses to average net assets (e)	1.46%	1.49%	1.51%		1.49%	1.51%	1.49%
Ratio of net investment income (loss) to average net assets (e)	(1.16)%	(1.18)%	(1.24)%		(1.01)%	(1.21)%	(1.15)%
Ratio of gross expenses to average net assets (e) (f)	1.46%	1.49%	1.52%		1.49%	1.51%	1.49%
Portfolio turnover (c) (g)	47%	89%	114%		119%	146%	141%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

51

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Science and Technology Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$17.73	$14.96	$15.25		$16.27	$18.77	$15.96
Investment Activities:
Net investment income (loss) (a)	(0.19)	(0.36)	(0.31)		(0.29)	(0.37)	(0.37)
Net realized and unrealized gains (losses) on investments	3.29	6.85	2.30		1.12	1.18	7.24
Total from Investment Activities	3.10	6.49	1.99		0.83	0.81	6.87
Distributions to Shareholders:
Net investment income	—	—	—		—	—	—
Net realized gains from investments	—	(3.72)	(2.28)		(1.85)	(3.31)	(4.06)
Total Distributions to Shareholders	—	(3.72)	(2.28)		(1.85)	(3.31)	(4.06)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	—	(b)	—	—	—
Net Asset Value, End of Period	$20.83	$17.73	$14.96		$15.25	$16.27	$18.77
Total Return (excludes contingent deferred sales charge) (c)	17.47%	43.70%	12.87	%(d)	5.08%	4.38%	44.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$13,160	$11,831	$10,332		$11,160	$12,745	$16,402
Ratio of net expenses to average net assets (e)	2.28%	2.28%	2.32%		2.28%	2.36%	2.34%
Ratio of net investment income (loss) to average net assets (e)	(1.98)%	(1.97)%	(2.05)%		(1.79)%	(2.06)%	(2.00)%
Ratio of gross expenses to average net assets (e) (f)	2.32%	2.31%	2.32%		2.28%	2.36%	2.34%
Portfolio turnover (c) (g)	47%	89%	114%		119%	146%	141%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

52

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Science and Technology Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$18.99	$15.78	$15.91		$16.85	$19.26	$16.24
Investment Activities:
Net investment income (loss) (a)	(0.17)	(0.31)	(0.26)		(0.25)	(0.32)	(0.32)
Net realized and unrealized gains (losses) on investments	3.53	7.24	2.41		1.16	1.22	7.40
Total from Investment Activities	3.36	6.93	2.15		0.91	0.90	7.08
Distributions to Shareholders:
Net investment income	—	—	—		—	—	—
Net realized gains from investments	—	(3.72)	(2.28)		(1.85)	(3.31)	(4.06)
Total Distributions to Shareholders	—	(3.72)	(2.28)		(1.85)	(3.31)	(4.06)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	—	(b)	—	—	—
Net Asset Value, End of Period	$22.35	$18.99	$15.78		$15.91	$16.85	$19.26
Total Return (c)	17.69%	44.05%	13.41	%(d)	5.38%	4.74%	44.82%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,906	$1,705	$1,394		$1,281	$1,367	$1,438
Ratio of net expenses to average net assets (e)	1.93%	1.93%	1.91%		1.93%	2.03%	2.02%
Ratio of net investment income (loss) to average net assets (e)	(1.64)%	(1.62)%	(1.63)%		(1.45)%	(1.73)%	(1.68)%
Ratio of gross expenses to average net assets (e) (f)	2.60%	2.54%	1.91%		1.93%	2.03%	2.02%
Portfolio turnover (c) (g)	47%	89%	114%		119%	146%	141%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

53

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Science and Technology Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$22.90	$18.37	$18.08		$18.78	$20.93	$17.32
Investment Activities:
Net investment income (loss) (a)	(0.12)	(0.21)	(0.18)		(0.14)	(0.19)	(0.18)
Net realized and unrealized gains (losses) on investments	4.26	8.46	2.75		1.29	1.35	7.94
Total from Investment Activities	4.14	8.25	2.57		1.15	1.16	7.76
Distributions to Shareholders:
Net investment income	—	—	—		—	—	(0.09)
Net realized gains from investments	—	(3.72)	(2.28)		(1.85)	(3.31)	(4.06)
Total Distributions to Shareholders	—	(3.72)	(2.28)		(1.85)	(3.31)	(4.15)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	—	(b)	—	—	—
Net Asset Value, End of Period	$27.04	$22.90	$18.37		$18.08	$18.78	$20.93
Total Return (c)	18.08%	45.11%	14.07	%(d)	6.11%	5.61%	46.00%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$50,807	$32,047	$19,335		$27,416	$48,368	$40,337
Ratio of net expenses to average net assets (e)	1.22%	1.24%	1.28%		1.24%	1.22%	1.22%
Ratio of net investment income (loss) to average net assets (e)	(0.92)%	(0.92)%	(1.01)%		(0.74)%	(0.91)%	(0.88)%
Ratio of gross expenses to average net assets (e) (f)	1.22%	1.26%	1.29%		1.24%	1.22%	1.22%
Portfolio turnover (c) (g)	47%	89%	114%		119%	146%	141%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

54

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Equity Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$18.88	$14.41	$14.24		$19.81	$21.46	$17.12
Investment Activities:
Net investment income (loss) (a)	(0.07)	(0.14)	(0.12)		(0.20)	(0.21)	(0.22)
Net realized and unrealized gains (losses) on investments	2.49	5.55	0.28		0.38	2.32	8.51
Total from Investment Activities	2.42	5.41	0.16		0.18	2.11	8.29
Distributions to Shareholders:
Net realized gains from investments	—	(0.94)	—		(5.75)	(3.76)	(3.95)
Total Distributions to Shareholders	—	(0.94)	—		(5.75)	(3.76)	(3.95)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.01		—	—	—
Net Asset Value, End of Period	$21.30	$18.88	$14.41		$14.24	$19.81	$21.46
Total Return (excludes sales charge) (b)	12.82%	37.57%	1.19	%(c)	0.61%	10.00%	49.48%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$69,802	$65,514	$52,075		$65	$68,785	$72,843
Ratio of net expenses to average net assets (d)	1.21%	1.25%	1.35%		1.30%	1.27%	1.29%
Ratio of net investment income (loss) to average net assets (d)	(0.73)%	(0.84)%	(0.88)%		0.97%	(0.99)%	(1.03)%
Ratio of gross expenses to average net assets (d) (e)	1.21%	1.25%	1.36%		1.30%	1.27%	1.29%
Portfolio turnover (b) (f)	35%	79%	86%		98%	93%	107%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.05% for the period shown. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

55

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Equity Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$9.61	$7.74	$7.71		$13.42	$15.79	$13.43
Investment Activities:
Net investment income (loss) (a)	(0.08)	(0.15)	(0.12)		(0.25)	(0.29)	(0.30)
Net realized and unrealized gains (losses) on investments	1.26	2.96	0.14		0.29	1.68	6.61
Total from Investment Activities	1.18	2.81	0.02		0.04	1.39	6.31
Distributions to Shareholders:
Net realized gains from investments	—	(0.94)	—		(5.75)	(3.76)	(3.95)
Total Distributions to Shareholders	—	(0.94)	—		(5.75)	(3.76)	(3.95)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.01		—	—	—
Net Asset Value, End of Period	$10.79	$9.61	$7.74		$7.71	$13.42	$15.79
Total Return (excludes contingent deferred sales charge) (b)	12.28%	36.34%	0.39	%(c)	(0.17)%	9.02%	48.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$404	$533	$410		$1	$593	$1,091
Ratio of net expenses to average net assets (d)	2.10%	2.10%	2.10%		2.10%	2.15%	2.08%
Ratio of net investment income (loss) to average net assets (d)	(1.65)%	(1.69)%	(1.64)%		1.77%	(1.90)%	(1.85)%
Ratio of gross expenses to average net assets (d) (e)	4.17%	3.87%	3.14%		2.39%	2.37%	2.08%
Portfolio turnover (b) (f)	35%	79%	86%		98%	93%	107%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.05% for the period shown. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

56

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Equity Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$16.08	$12.44	$12.33		$17.99	$19.88	$16.12
Investment Activities:
Net investment income (loss) (a)	(0.11)	(0.20)	(0.14)		(0.26)	(0.27)	(0.27)
Net realized and unrealized gains (losses) on investments	2.11	4.78	0.24		0.35	2.14	7.98
Total from Investment Activities	2.00	4.58	0.10		0.09	1.87	7.71
Distributions to Shareholders:
Net realized gains from investments	—	(0.94)	—		(5.75)	(3.76)	(3.95)
Total Distributions to Shareholders	—	(0.94)	—		(5.75)	(3.76)	(3.95)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.01		—	—	—
Net Asset Value, End of Period	$18.08	$16.08	$12.44		$12.33	$17.99	$19.88
Total Return (b)	12.50%	36.84%	0.89	%(c)	0.16%	9.58%	48.95%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,805	$3,381	$2,954		$3,662	$4,455	$4,898
Ratio of net expenses to average net assets (d)	1.75%	1.75%	1.70%		1.71%	1.67%	1.60%
Ratio of net investment income (loss) to average net assets (d)	(1.27)%	(1.34)%	(1.24)%		(1.39)%	(1.39)%	(1.35)%
Ratio of gross expenses to average net assets (d) (e)	1.81%	1.97%	1.70%		1.71%	1.71%	1.69%
Portfolio turnover (b) (f)	35%	79%	86%		98%	93%	107%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.05% for the period shown. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

57

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Small Cap Equity Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$19.20	$14.62	$14.39		$20.04	$21.60	$17.17
Investment Activities:
Net investment income (loss) (a)	(0.06)	(0.14)	(0.08)		(0.16)	(0.16)	(0.16)
Net realized and unrealized gains (losses) on investments	2.53	5.66	0.30		0.26	2.36	8.54
Total from Investment Activities	2.47	5.52	0.22		0.10	2.20	8.38
Distributions to Shareholders:
Net realized gains from investments	—	(0.94)	—		(5.75)	(3.76)	(3.95)
Total Distributions to Shareholders	—	(0.94)	—		(5.75)	(3.76)	(3.95)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.01		—	—	—
Net Asset Value, End of Period	$21.67	$19.20	$14.62		$14.39	$20.04	$21.60
Total Return (b)	12.86%	37.78%	1.60	%(c)	0.18%	10.35%	49.84%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,472	$6,398	$1,834		$3,804	$48,597	$51,794
Ratio of net expenses to average net assets (d)	1.10%	1.10%	1.10%		1.07%	1.01%	10.00%
Ratio of net investment income (loss) to average net assets (d)	(0.63)%	(0.78)%	(0.64)%		(0.76)%	(0.74)%	(0.74)%
Ratio of gross expenses to average net assets (d) (e)	1.73%	1.34%	1.24%		1.07%	1.01%	10.00%
Portfolio turnover (b) (f)	35%	79%	86%		98%	93%	107%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.05% for the period shown. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

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Victory Portfolios	Notes to Financial Statements June 30, 2018

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1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered	Investment Objectives
Victory RS Small Cap Growth Fund ("RS Small Cap Growth Fund")	Classes A, C, R, R6 and Y	Seeks to provide long-term capital growth
Victory RS Select Growth Fund ("RS Select Growth Fund")	Classes A, C, R, R6 and Y	Seeks to provide long-term capital growth
Victory RS Mid Cap Growth Fund ("RS Mid Cap Growth Fund")	Classes A, C, R, R6 and Y	Seeks to provide long-term capital growth
Victory RS Growth Fund ("RS Growth Fund")	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS Science and Technology Fund ("RS Science and Technology Fund")	Classes A, C, R and Y	Seeks to provide long-term capital growth
Victory RS Small Cap Equity Fund ("RS Small Cap Equity Fund")	Classes A, C, R and Y	Seeks to provide long-term capital growth

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

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The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

For the six months ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

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A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices	Total
	Investments in Securities	Investments in Securities
RS Small Cap Growth Fund
Common Stocks	$2,016,368,045	$2,016,368,045
Collateral for Securities Loaned	359,853,359	359,853,359
Total	2,376,221,404	2,376,221,404
RS Select Growth Fund
Common Stocks	377,254,918	377,254,918
Collateral for Securities Loaned	45,894,568	45,894,568
Total	423,149,486	423,149,486
RS Mid Cap Growth Fund
Common Stocks	306,001,405	306,001,405
Collateral for Securities Loaned	28,041,153	28,041,153
Total	334,042,558	334,042,558
RS Growth Fund
Common Stocks	256,597,113	256,597,113
Collateral for Securities Loaned	5,677,967	5,677,967
Total	262,275,080	262,275,080
RS Science and Technology Fund
Common Stocks	227,140,647	227,140,647
Collateral for Securities Loaned	50,320,905	50,320,905
Total	277,461,552	277,461,552
RS Small Cap Equity Fund
Common Stocks	75,769,437	75,769,437
Collateral for Securities Loaned	11,871,164	11,871,164
Total	87,640,601	87,640,601

There were no transfers among any levels during the six months ended June 30, 2018.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities. As of June 30, 2018, the Funds had no outstanding when-issued purchase commitments.

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Real Estate Investment Trusts ("REITS"):

The Funds may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the

62

Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

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investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
RS Small Cap Growth Fund	$351,301,918	$359,853,359	$8,551,441
RS Select Growth Fund	44,679,372	45,894,568	1,215,196
RS Mid Cap Growth Fund	27,476,242	28,041,153	564,911
RS Growth Fund	5,521,228	5,677,967	156,739
RS Science and Technology Fund	49,142,689	50,320,905	1,178,216
RS Small Cap Equity Fund	11,567,766	11,871,164	303,398

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid annually for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2018, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2018 were as follows:

	Purchases	Sales
RS Small Cap Growth Fund	$785,894,125	$688,090,649
RS Select Growth Fund	141,552,772	237,208,735
RS Mid Cap Growth Fund	154,714,193	319,063,561
RS Growth Fund	132,515,578	149,520,862
RS Science and Technology Fund	100,318,945	99,239,893
RS Small Cap Equity Fund	25,916,861	34,866,213

For the six months ended June 30, 2018, there were no purchases or sales of U.S. Government Securities.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

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4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings Inc., a publicly traded Delaware corporation and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
RS Small Cap Growth Fund	0.95%
RS Select Growth Fund	1.00%
RS Mid Cap Growth Fund	0.85%
RS Growth Fund	0.75%
RS Science and Technology Fund	1.00%
RS Small Cap Equity Fund	0.75%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trusts and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

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Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor and FIS are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended June 30, 2018, the Distributor received approximately $40,224 from commissions earned on sales of Class A Shares and FIS received $2,824 from redemptions of Class C Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2018, the expense limits (excluding voluntary waivers) are as follows:

	Class	Expense Limit(a)
RS Small Cap Growth Fund	Class A Shares	1.40%
RS Small Cap Growth Fund	Class C Shares	2.16%
RS Small Cap Growth Fund	Class R Shares	1.86%
RS Small Cap Growth Fund	Class R6 Shares	1.06%
RS Small Cap Growth Fund	Class Y Shares	1.13%
RS Select Growth Fund	Class A Shares	1.40%
RS Select Growth Fund	Class C Shares	2.18%
RS Select Growth Fund	Class R Shares	1.91%
RS Select Growth Fund	Class R6 Shares	1.06%
RS Select Growth Fund	Class Y Shares	1.14%
RS Mid Cap Growth Fund	Class A Shares	1.20%
RS Mid Cap Growth Fund	Class C Shares	2.11%
RS Mid Cap Growth Fund	Class R Shares	1.80%
RS Mid Cap Growth Fund	Class R6 Shares	0.94%
RS Mid Cap Growth Fund	Class Y Shares	0.95%
RS Growth Fund	Class A Shares	1.10%
RS Growth Fund	Class C Shares	1.93%
RS Growth Fund	Class R Shares	1.71%
RS Growth Fund	Class Y Shares	0.83%
RS Science and Technology Fund	Class A Shares	1.49%
RS Science and Technology Fund	Class C Shares	2.28%
RS Science and Technology Fund	Class R Shares	1.93%
RS Science and Technology Fund	Class Y Shares	1.24%
RS Small Cap Equity Fund	Class A Shares	1.35%
RS Small Cap Equity Fund	Class C Shares	2.10%
RS Small Cap Equity Fund	Class R Shares	1.75%
RS Small Cap Equity Fund	Class Y Shares	1.10%

(a)  In effect until at least April 30, 2019.

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

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As of June 30, 2018, the following amounts are available to be repaid to the Adviser.

	Expires 12/31/19	Expires 12/31/20	Expires 12/31/21	Total
RS Small Cap Growth Fund	$542,236	$745,744	$270,793	$1,558,773
RS Select Growth Fund	93,780	384,612	192,732	671,124
RS Mid Cap Growth Fund	138,565	419,215	189,991	747,771
RS Growth Fund	111,652	278,667	137,489	527,808
RS Science and Technology Fund	9,502	18,803	8,230	36,535
RS Small Cap Equity Fund	—	22,386	12,811	35,197

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2018.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator and Fund Accountant, Sub-Administrator and Sub-Fund Accountant, and Legal.

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Trust, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement was subsequently amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2018, Citibank earned approximately $74,384 in commitment fees from the Trusts. Each fund in the Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2018, the interest rate on outstanding borrowings was 3.10%.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

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The average loans for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2018 were as follows:

Fund	Amount Outstanding at June 30, 2018	Average Borrowings*	Days Outstanding	Average Rate*	Maximum Borrowing During the Period
RS Growth Fund	$—	$1,000,000	1	2.55%	$1,000,000

*  For the six months ended June 30, 2018, based on the number of days borrowings were outstanding.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility").The Facility allows the Funds to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. Interest paid by each Fund during the period is presented on the Statements of Operations under Interest expense on Interfund Lending.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2018 were as follows:

	Borrower or Lender	Amount Outstanding at June 30, 2018	Average Borrowings*	Days Borrowing Outstanding	Average Interest Rate*	Maximum Borrowing During the Period
RS Select Growth Fund	Borrower	$—	$2,632,000	1	2.47%	$2,632,000
RS Mid Cap Growth Fund	Borrower	—	14,621,750	4	2.14%	18,607,000
RS Science and Technology Fund	Borrower	—	2,231,333	3	2.21%	3,038,000

*  For the six months ended June 30, 2018, based on the number of days borrowings were outstanding.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending December 31, 2018.

The tax character of distributions paid during the most recent tax year ended December 31, 2017, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended December 31, 2017
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
RS Small Cap Growth Fund	$—	$194,651,972	$194,651,972	$194,651,972
RS Select Growth Fund	—	57,847,069	57,847,069	57,847,069
RS Growth Fund	1,743,634	10,921,206	12,664,840	12,664,840
RS Science and Technology Fund	9,363,273	19,302,837	28,666,110	28,666,110
RS Small Cap Equity Fund	—	3,681,689	3,681,689	3,681,689

68

Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

As of the most recent tax year ended December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
RS Small Cap Growth Fund	$—	$41,311,492	$41,311,492	$533,296,587	$574,608,079
RS Select Growth Fund	—	34,457,236	34,457,236	130,171,804	164,629,040
RS Mid Cap Growth Fund	—	2,135,028	2,135,028	76,221,971	78,356,999
RS Growth Fund	704,443	4,222,911	4,927,354	88,966,670	93,894,024
RS Science and Technology Fund	1,229,529	3,006,407	4,235,936	66,454,301	70,690,237
RS Small Cap Equity Fund	—	6,073,201	6,073,201	19,394,779	25,467,980

*The difference between the book-basis and tax-basis of unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and mark to market adjustments on passive foreign investment companies.

During the most recent tax year ended December 31, 2017, the RS Small Cap Growth Fund, RS Mid Cap Growth Fund and RS Small Cap Equity Fund utilized $221,404,712, $28,116,490 and $1,152,248, respectively, of capital loss carryforwards.

At June 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RS Small Cap Growth Fund	$1,809,252,088	$626,096,337	$(59,127,021)	$566,969,316
RS Select Growth Fund	312,403,057	120,521,425	(9,774,996)	110,746,429
RS Mid Cap Growth Fund	285,861,804	54,014,787	(5,834,033)	48,180,754
RS Growth Fund	175,823,914	88,763,967	(2,312,801)	86,451,166
RS Science and Technology Fund	199,990,770	85,724,921	(8,254,139)	77,470,782
RS Small Cap Equity Fund	69,023,181	21,054,334	(2,436,914)	18,617,420

8.  Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, no shareholder held more than 25% of shares outstanding of any Fund.

69

Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

10.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Funds' compliance date for Form N-PORT is June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Funds will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds' compliance date for Form N-CEN is June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The Funds' adoption of these amendments have no effect on the Funds' net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

11.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

70

Victory Portfolios	Supplemental Information June 30, 2018

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 42 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	May 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 71	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.)(since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.

71

Victory Portfolios	Supplemental Information — continued June 30, 2018

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	February 2015	Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016); and Managing Partner (August 2014-January 2016), Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc.
			(2011-2014).	Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013, Caledonia Mining Corporation.

72

Victory Portfolios	Supplemental Information — continued June 30, 2018

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

73

Victory Portfolios	Supplemental Information — continued June 30, 2018

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017). Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	December 1997	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

74

Victory Portfolios	Supplemental Information — continued June 30, 2018

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Net Expense Ratio During Period 1/1/18-6/30/18
RS Small Cap Growth Fund
Class A Shares	$1,000.00	$1,125.50	$7.38	1.40%
Class C Shares	1,000.00	1,121.20	11.36	2.16%
Class R Shares	1,000.00	1,123.10	9.74	1.85%
Class R6 Shares	1,000.00	1,127.40	5.59	1.06%
Class Y Shares	1,000.00	1,127.10	5.96	1.13%
RS Select Growth Fund
Class A Shares	1,000.00	1,082.10	7.23	1.40%
Class C Shares	1,000.00	1,077.70	11.23	2.18%
Class R Shares	1,000.00	1,079.40	9.85	1.91%
Class R6 Shares	1,000.00	1,083.90	5.48	1.06%
Class Y Shares	1,000.00	1,083.40	5.89	1.14%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

75

Victory Portfolios	Supplemental Information — continued June 30, 2018

  (Unaudited)

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Net Expense Ratio During Period 1/1/18-6/30/18
RS Mid Cap Growth Fund
Class A Shares	$1,000.00	$1,059.80	$6.13	1.20%
Class C Shares	1,000.00	1,055.10	10.75	2.11%
Class R Shares	1,000.00	1,056.30	9.18	1.80%
Class R6 Shares	1,000.00	1,061.00	4.80	0.94%
Class Y Shares	1,000.00	1,061.00	4.85	0.95%
RS Growth Fund
Class A Shares	1,000.00	1,076.70	5.66	1.10%
Class C Shares	1,000.00	1,072.60	9.92	1.93%
Class R Shares	1,000.00	1,073.40	8.79	1.71%
Class Y Shares	1,000.00	1,078.20	4.28	0.83%
RS Science and Technology Fund
Class A Shares	1,000.00	1,179.50	7.89	1.46%
Class C Shares	1,000.00	1,174.70	12.29	2.28%
Class R Shares	1,000.00	1,176.90	10.42	1.93%
Class Y Shares	1,000.00	1,180.80	6.60	1.22%
RS Small Cap Equity Fund
Class A Shares	1,000.00	1,128.20	6.38	1.21%
Class C Shares	1,000.00	1,122.80	11.05	2.10%
Class R Shares	1,000.00	1,125.00	9.22	1.75%
Class Y Shares	1,000.00	1,128.60	5.81	1.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

76

Victory Portfolios	Supplemental Information — continued June 30, 2018

  (Unaudited)

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Net Expense Ratio During Period 1/1/18-6/30/18
RS Small Cap Growth Fund
Class A Shares	$1,000.00	$1,017.85	$7.00	1.40%
Class C Shares	1,000.00	1,014.08	10.79	2.16%
Class R Shares	1,000.00	1,015.62	9.25	1.85%
Class R6 Shares	1,000.00	1,019.54	5.31	1.06%
Class Y Shares	1,000.00	1,019.19	5.66	1.13%
RS Select Growth Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,013.98	10.89	2.18%
Class R Shares	1,000.00	1,015.32	9.54	1.91%
Class R6 Shares	1,000.00	1,019.54	5.31	1.06%
Class Y Shares	1,000.00	1,019.14	5.71	1.14%
RS Mid Cap Growth Fund
Class A Shares	1,000.00	1,018.84	6.01	1.20%
Class C Shares	1,000.00	1,014.33	10.54	2.11%
Class R Shares	1,000.00	1,015.87	9.00	1.80%
Class R6 Shares	1,000.00	1,020.13	4.71	0.94%
Class Y Shares	1,000.00	1,020.08	4.76	0.95%
RS Growth Fund
Class A Shares	1,000.00	1,019.34	5.51	1.10%
Class C Shares	1,000.00	1,015.22	9.64	1.93%
Class R Shares	1,000.00	1,016.31	8.55	1.71%
Class Y Shares	1,000.00	1,020.68	4.16	0.83%
RS Science and Technology Fund
Class A Shares	1,000.00	1,017.55	7.30	1.46%
Class C Shares	1,000.00	1,013.49	11.38	2.28%
Class R Shares	1,000.00	1,015.22	9.64	1.93%
Class Y Shares	1,000.00	1,018.74	6.11	1.22%
RS Small Cap Equity Fund
Class A Shares	1,000.00	1,018.79	6.06	1.21%
Class C Shares	1,000.00	1,014.38	10.49	2.10%
Class R Shares	1,000.00	1,016.12	8.75	1.75%
Class Y Shares	1,000.00	1,019.34	5.51	1.10%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

77

Victory Portfolios	Supplemental Information — continued June 30, 2018

  (Unaudited)

Portfolio Holdings:

(As a Percentage of Total Investments)

RS Small Cap Growth Fund	RS Select Growth Fund

RS Mid Cap Growth Fund	RS Growth Fund

RS Science and Technology Fund	RS Small Cap Equity Fund

78

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSGF-SAR (6/18)

June 30, 2018

Semi Annual Report

Victory RS International Fund

Victory RS Global Fund

Victory Sophus Emerging Markets Fund

Victory Sophus Emerging Markets Small Cap Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Financial Statements
The Victory International Funds
Victory RS International Fund
Schedule of Portfolio Investments	3
Statements of Assets and Liabilities	27
Statements of Operations	29
Statements of Changes in Net Assets	31-35
Financial Highlights	36-39
Victory RS Global Fund
Schedule of Portfolio Investments	8
Statements of Assets and Liabilities	27
Statements of Operations	29
Statements of Changes in Net Assets	31-32
Financial Highlights	40-43
Victory Sophus Emerging Markets Fund
Schedule of Portfolio Investments	14
Statements of Assets and Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets	33-35
Financial Highlights	44-48
Victory Sophus Emerging Markets Small Cap Fund
Schedule of Portfolio Investments	21
Statements of Assets and Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets	33-35
Financial Highlights	49-51
Notes to Financial Statements	52
Supplemental Information	64
Trustee and Officer Information	64
Proxy Voting and Form N-Q Information	68
Expense Examples	68
Portfolio Holdings	71
Privacy Policy (inside back cover)

1

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.0%)
Australia (6.3%):
Financials (1.6%):
Macquarie Group Ltd.	4,186	$381,420
Health Care (1.6%):
CSL Ltd.	2,719	386,954
Materials (1.9%):
BHP Billiton Ltd.	17,359	434,271
Real Estate (1.2%):
Scentre Group	86,824	282,039
		1,484,684
Belgium (1.0%):
Information Technology (1.0%):
Melexis NV	2,527	233,922
China (0.9%):
Information Technology (0.9%):
Tencent Holdings Ltd.	4,400	220,953
Denmark (2.8%):
Consumer Staples (2.8%):
Royal Unibrew A/S	8,231	654,188
France (8.6%):
Consumer Discretionary (2.7%):
Cie Generale des Etablissements Michelin	1,896	229,356
LVMH Moet Hennessy Louis Vuitton SA	1,188	394,407
		623,763
Energy (1.5%):
Total SA	5,855	355,521
Financials (1.4%):
AXA SA	13,729	335,424
Information Technology (1.7%):
Cap Gemini SA	3,020	404,677
Materials (1.3%):
Arkema SA	2,552	301,113
		2,020,498
Germany (8.4%):
Consumer Discretionary (0.9%):
Daimler AG, Registered Shares	3,369	215,791
Financials (2.0%):
Allianz SE	2,304	474,712

See notes to financial statements.

3

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Health Care (1.1%):
Bayer AG	2,332	$256,088
Industrials (1.8%):
Siemens AG	1,627	214,350
Washtec AG	2,260	199,211
		413,561
Information Technology (1.6%):
SAP SE	3,261	376,347
Real Estate (1.0%):
Vonovia SE	4,843	230,166
		1,966,665
Greece (0.5%):
Energy (0.5%):
Motor Oil (Hellas) Corinth Refineries SA	5,560	111,618
Hong Kong (3.7%):
Financials (2.1%):
AIA Group Ltd.	25,600	223,018
BOC Hong Kong Holdings Ltd.	58,500	274,953
		497,971
Real Estate (1.3%):
CK Asset Holdings Ltd.	37,500	296,869
Utilities (0.3%):
HK Electric Investments & HK Electric Investments Ltd. (b)	70,500	67,212
		862,052
Ireland (1.0%):
Industrials (1.0%):
Experian PLC	9,298	229,326
Italy (3.4%):
Financials (0.7%):
Banca Generali SpA	6,766	167,922
Health Care (1.3%):
Recordati SpA	7,682	304,376
Utilities (1.4%):
Enel SpA	56,372	312,342
		784,640
Japan (21.6%):
Consumer Discretionary (2.5%):
Toyota Motor Corp.	9,000	582,100
Consumer Staples (1.5%):
Matsumotokiyoshi Holdings Co. Ltd.	7,800	350,063

See notes to financial statements.

4

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (2.8%):
Jafco Co. Ltd.	4,300	$174,331
Mitsubishi UFJ Financial Group, Inc.	39,200	222,093
Tokio Marine Holdings, Inc.	5,300	247,985
		644,409
Health Care (2.2%):
Hoya Corp.	4,800	272,336
Shionogi & Co. Ltd.	4,900	251,472
		523,808
Industrials (7.1%):
EN-Japan, Inc.	4,500	226,482
Fuji Electric Co. Ltd.	43,000	326,677
Hitachi Construction Machinery Co. Ltd.	5,300	171,849
ITOCHU Corp.	14,800	267,707
Kyowa Exeo Corp.	11,000	287,900
Okuma Corp.	2,600	137,114
Sanwa Holdings Corp.	23,700	250,484
		1,668,213
Information Technology (1.8%):
Fujitsu Ltd.	14,000	84,733
Oracle Corp. Japan	3,100	252,700
Ulvac, Inc.	2,100	80,119
		417,552
Materials (0.6%):
DIC Corp.	4,800	149,717
Real Estate (0.8%):
Sumitomo Realty & Development	5,000	184,150
Telecommunication Services (1.3%):
Nippon Telegraph & Telephone Corp.	6,400	290,779
Utilities (1.0%):
Chubu Electric Power Co., Inc.	16,100	241,442
		5,052,233
Macau (0.8%):
Consumer Discretionary (0.8%):
Wynn Macau Ltd.	60,400	193,566
Netherlands (4.0%):
Financials (0.8%):
ING Groep NV	12,703	182,331
Industrials (1.7%):
Wolters Kluwer NV	7,051	396,070
Telecommunication Services (1.5%):
Koninklijke KPN NV	127,993	348,008
		926,409

See notes to financial statements.

5

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Norway (1.9%):
Energy (0.7%):
Aker BP ASA	4,404	$162,058
Financials (1.2%):
SpareBank 1 SMN	28,126	291,412
		453,470
Russian Federation (0.7%):
Materials (0.7%):
Evraz PLC	24,909	166,222
Singapore (0.8%):
Financials (0.8%):
DBS Group Holdings Ltd.	9,400	182,842
Spain (1.9%):
Financials (0.9%):
Banco Santander SA	36,617	195,682
Telecommunication Services (1.0%):
Telefonica SA	28,147	238,877
		434,559
Sweden (1.8%):
Industrials (1.8%):
Atlas Copco AB, Class B	11,624	302,926
Epiroc AB, Class B (c)	11,624	106,454
		409,380
Switzerland (7.0%):
Consumer Staples (2.3%):
Nestle SA, Registered Shares	6,887	533,964
Financials (0.4%):
UBS Group AG, Registered Shares	6,234	95,608
Health Care (4.3%):
Novartis AG	6,348	481,062
Roche Holding AG	2,319	514,697
		995,759
		1,625,331
United Kingdom (17.9%):
Consumer Discretionary (0.7%):
Next PLC	2,198	174,926
Consumer Staples (4.3%):
Britvic PLC	21,133	216,656
Diageo PLC	13,115	471,081
Unilever PLC	5,673	313,321
		1,001,058

See notes to financial statements.

6

Victory Portfolios Victory RS International Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Energy (2.9%):
BP PLC	26,662	$202,820
Royal Dutch Shell PLC, Class A	13,865	479,764
		682,584
Financials (3.5%):
Close Brothers Group PLC	12,981	253,366
HSBC Holdings PLC	43,281	404,358
Prudential PLC	7,473	170,325
		828,049
Health Care (1.5%):
Smith & Nephew PLC	18,635	343,199
Industrials (1.5%):
RELX PLC	16,562	353,615
Materials (3.5%):
Croda International PLC	4,028	254,430
Rio Tinto PLC	10,066	554,720
		809,150
		4,192,581
Total Common Stocks (Cost $19,225,710)		22,205,139
Preferred Stocks (1.5%)
Japan (1.5%):
Consumer Staples (1.5%):
Ito En Ltd.	15,600	364,719
Total Preferred Stocks (Cost $254,255)		364,719
Exchange-Traded Funds (1.1%)
United States (1.1%):
iShares MSCI EAFE ETF	3,703	247,990
Total Exchange-Traded Funds (Cost $256,829)		247,990
Total Investments (Cost $19,736,794) — 97.6%		22,817,848
Other assets in excess of liabilities — 2.4%		564,870
NET ASSETS — 100.00%		$23,382,718

(a)  All securities, except those traded on exchanges in the United States, were fair valued at June 30, 2018. See Note 2 for further information.

(b)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $67,212 and amounted to 0.3% of net assets.

(c)  Non-income producing security.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

See notes to financial statements.

7

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.9%)
Australia (2.7%):
Financials (1.1%):
Macquarie Group Ltd.	4,056	$369,575
Health Care (1.6%):
CSL Ltd.	3,696	525,995
		895,570
Belgium (0.7%):
Information Technology (0.7%):
Melexis NV	2,589	239,662
Bermuda (0.5%):
Industrials (0.5%):
Triton International, Ltd./Ber	5,394	165,380
Canada (0.8%):
Energy (0.4%):
Canadian Natural Resources Ltd.	3,534	127,568
Financials (0.4%):
The Bank of Nova Scotia (b)	2,625	148,654
		276,222
China (2.4%):
Financials (1.1%):
Industrial & Commercial Bank of China Ltd.	499,000	372,184
Information Technology (1.3%):
Tencent Holdings Ltd.	8,600	431,863
		804,047
Denmark (2.0%):
Consumer Staples (1.3%):
Royal Unibrew A/S	5,382	427,754
Financials (0.7%):
Danske Bank A/S	8,139	253,595
		681,349
France (3.5%):
Consumer Discretionary (1.5%):
Cie Generale des Etablissements Michelin	1,840	222,582
LVMH Moet Hennessy Louis Vuitton SA	884	293,481
		516,063
Energy (0.7%):
Total SA	3,816	231,711
Financials (0.5%):
BNP Paribas SA	2,509	155,187

See notes to financial statements.

8

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.8%):
Arkema SA	2,450	$289,077
		1,192,038
Germany (2.1%):
Consumer Discretionary (0.6%):
Daimler AG, Registered Shares	3,284	210,346
Financials (0.7%):
Hannover Rueck SE	1,809	224,880
Industrials (0.8%):
Washtec AG	2,970	261,795
		697,021
Greece (0.5%):
Energy (0.5%):
Motor Oil (Hellas) Corinth Refineries SA	7,833	157,248
Hong Kong (1.7%):
Energy (1.3%):
CNOOC Ltd.	264,957	454,027
Financials (0.4%):
BOC Hong Kong Holdings Ltd.	27,000	126,902
		580,929
India (0.8%):
Consumer Staples (0.8%):
Nestle India Ltd.	1,864	266,840
Indonesia (0.4%):
Telecommunication Services (0.4%):
PT Telekomunikasi Indonesia Persero TBK	546,900	143,280
Ireland (1.1%):
Industrials (1.1%):
Eaton Corp. PLC	4,957	370,486
Italy (2.0%):
Financials (0.4%):
Banca Generali SpA	4,906	121,759
Health Care (1.0%):
Recordati SpA	8,231	326,128
Utilities (0.6%):
Enel SpA	39,466	218,671
		666,558
Japan (6.9%):
Consumer Discretionary (1.0%):
Toyota Motor Corp.	5,100	329,856

See notes to financial statements.

9

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (1.1%):
Jafco Co. Ltd.	3,900	$158,114
Resona Holdings, Inc.	37,796	201,472
		359,586
Health Care (1.8%):
As One Corp.	4,579	317,589
Hoya Corp.	5,100	289,357
		606,946
Industrials (2.5%):
EN-Japan, Inc.	4,900	246,614
Hitachi Construction Machinery Co. Ltd.	3,900	126,455
Kyowa Exeo Corp.	11,400	298,369
Okuma Corp.	2,900	152,934
		824,372
Information Technology (0.3%):
Ulvac, Inc.	2,800	106,826
Materials (0.2%):
DIC Corp.	2,700	84,216
		2,311,802
Korea, Republic Of (1.1%):
Information Technology (1.1%):
Samsung Electronics Co. Ltd.	9,227	386,550
Macau (0.5%):
Consumer Discretionary (0.5%):
Wynn Macau Ltd.	52,000	166,646
Malaysia (0.4%):
Financials (0.4%):
Malayan Banking Berhad	54,000	120,314
Mexico (0.5%):
Industrials (0.5%):
Promotora y Operadora de Infraestructura SAB de CV	19,345	172,878
Netherlands (0.8%):
Industrials (0.8%):
Wolters Kluwer NV	4,935	277,210
Norway (1.6%):
Energy (0.7%):
Aker BP ASA	6,011	221,192
Financials (0.9%):
SpareBank 1 SMN	30,092	311,782
		532,974
See notes to financial statements.

10

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Russian Federation (0.6%):
Materials (0.6%):
Evraz PLC	28,407	$189,565
Singapore (0.7%):
Financials (0.7%):
Singapore Exchange Ltd.	44,400	233,369
South Africa (0.6%):
Consumer Staples (0.6%):
Avi Ltd.	25,043	197,912
Sweden (1.7%):
Industrials (1.7%):
Atlas Copco AB, Class B	7,997	208,405
Epiroc AB, Class B (c)	7,997	73,237
Nolato AB	3,576	287,842
		569,484
Switzerland (1.6%):
Health Care (1.6%):
Roche Holding AG	2,377	527,570
Taiwan (0.8%):
Financials (0.8%):
Cathay Financial Holding Co. Ltd.	158,000	278,361
United Kingdom (6.3%):
Consumer Discretionary (0.5%):
Next PLC	1,887	150,175
Consumer Staples (2.2%):
Britvic PLC	25,057	256,885
Diageo PLC	7,038	252,800
Unilever PLC	4,300	237,490
		747,175
Financials (1.1%):
Close Brothers Group PLC	13,298	259,553
HSBC Holdings PLC	11,505	107,487
		367,040
Industrials (0.8%):
RELX PLC	13,110	279,911
Materials (1.3%):
Croda International PLC	2,055	129,805
Rio Tinto PLC	5,730	315,770
		445,575
Utilities (0.4%):
Severn Trent PLC	5,643	147,107
		2,136,983

See notes to financial statements.

11

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
United States (50.6%):
Consumer Discretionary (6.4%):
Amazon.com, Inc. (c)	400	$679,920
McDonald's Corp.	2,461	385,614
Ross Stores, Inc.	5,859	496,550
The TJX Co., Inc.	6,220	592,020
		2,154,104
Consumer Staples (3.5%):
Colgate-Palmolive Co.	9,334	604,936
PepsiCo, Inc.	5,362	583,761
		1,188,697
Energy (2.1%):
ConocoPhillips	4,852	337,796
Phillips 66	3,239	363,772
		701,568
Financials (7.4%):
Bank of America Corp.	9,714	273,838
CME Group, Inc.	1,710	280,303
JPMorgan Chase & Co.	6,823	710,957
MSCI, Inc.	3,618	598,526
The PNC Financial Services Group, Inc.	2,185	295,193
The Progressive Corp.	5,552	328,401
		2,487,218
Health Care (6.0%):
Aetna, Inc.	2,534	464,989
Amgen, Inc.	2,946	543,802
Celgene Corp. (c)	2,674	212,369
Eli Lilly & Co.	6,215	530,326
Johnson & Johnson	2,163	262,459
		2,013,945
Industrials (3.1%):
3M Co.	1,831	360,194
HD Supply Holdings, Inc. (c)	6,840	293,368
Honeywell International, Inc.	2,783	400,891
		1,054,453
Information Technology (15.7%):
Alphabet, Inc., Class C (c)	496	553,362
Apple, Inc.	5,187	960,166
Cisco Systems, Inc.	13,948	600,182
Facebook, Inc., Class A (c)	3,153	612,691
Mastercard, Inc., Class A	4,449	874,317
Microsoft Corp.	10,780	1,063,016
Texas Instruments, Inc.	5,414	596,894
		5,260,628

See notes to financial statements.

12

Victory Portfolios Victory RS Global Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (1.4%):
The Chemours Co.	5,399	$239,500
Westlake Chemical Corp.	2,100	226,023
		465,523
Real Estate (1.5%):
Liberty Property Trust	11,712	519,193
Telecommunication Services (2.0%):
Verizon Communications, Inc.	13,299	669,073
Utilities (1.5%):
MGE Energy, Inc.	8,047	507,363
		17,021,765
Total Common Stocks (Cost $24,969,241)		32,260,013
Preferred Stocks (0.6%)
Brazil (0.6%):
Financials (0.6%):
Itau Unibanco Holding S.A.	18,310	190,613
Total Preferred Stocks (Cost $168,305)		190,613
Collateral for Securities Loaned (0.5%)
United States (0.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (d)	20,954	20,954
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (d)	19,050	19,050
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (d)	43,080	43,080
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (d)	9,524	9,524
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (d)	49,522	49,522
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (d)	17,143	17,143
Total Collateral for Securities Loaned (Cost $159,273)		159,273
Total Investments (Cost $25,296,819) — 97.0%		32,609,899
Other assets in excess of liabilities — 3.0%		1,010,024
NET ASSETS — 100.00%		$33,619,923

(a)  All securities, except those traded on exchanges in the United States, Bermuda, Brazil, Canada, Ireland and Mexico were fair valued at June 30, 2018. See Note 2 for further information.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on June 30, 2018.

PLC — Public Limited Company

See notes to financial statements.

13

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.6%)
Argentina (0.6%):
Financials (0.4%):
Banco Macro SA, ADR	20,046	$1,178,504
Utilities (0.2%):
Pampa Energia SA, ADR (b)	23,818	851,970
		2,030,474
Austria (0.6%):
Financials (0.6%):
Erste Group Bank AG	43,133	1,798,066
Brazil (4.4%):
Financials (1.1%):
Banco Bradesco SA, ADR	229,188	1,572,230
Banco BTG Pactual SA	391,600	1,869,574
		3,441,804
Materials (2.2%):
Suzano Papel e Celulose SA	190,700	2,213,104
Vale SA, ADR	376,508	4,826,833
		7,039,937
Telecommunication Services (0.4%):
TIM Participacoes SA	435,200	1,480,242
Utilities (0.7%):
Energisa SA	76,600	578,206
Engie Brasil Energia SA	188,800	1,667,774
		2,245,980
		14,207,963
Chile (0.4%):
Energy (0.4%):
Geopark Ltd. (b)	61,712	1,273,736
China (28.4%):
Consumer Discretionary (1.1%):
JNBY Design Ltd.	644,500	1,472,499
Tianneng Power International Ltd.	1,430,000	2,219,769
		3,692,268
Consumer Staples (1.8%):
Ausnutria Dairy Corp. Ltd.	1,067,000	1,160,664
Chlitina Holding Ltd.	215,000	2,090,892
Want Want China Holdings Ltd.	2,776,000	2,468,560
		5,720,116

See notes to financial statements.

14

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Energy (1.9%):
China Petroleum & Chemical Corp., Class H	3,412,000	$3,054,218
PetroChina Co. Ltd.	4,054,000	3,088,476
		6,142,694
Financials (6.3%):
China Construction Bank Corp.	8,667,857	7,931,650
Industrial & Commercial Bank of China Ltd.	6,508,000	4,854,052
Ping An Insurance Group Co. of China Ltd.	818,500	7,495,747
		20,281,449
Health Care (0.4%):
3SBio, Inc. (c)	531,500	1,201,043
Industrials (0.5%):
Lonking Holdings Ltd.	3,900,000	1,786,154
Information Technology (15.1%):
AAC Technologies Holdings, Inc. (d)	143,500	2,015,257
Alibaba Group Holding Ltd., ADR (b) (d)	85,690	15,898,066
Baidu, Inc., ADR (b)	29,282	7,115,526
Chinasoft International Ltd.	2,308,000	1,794,611
Tencent Holdings Ltd.	367,515	18,455,384
Weibo Corp., ADR (b) (d)	20,972	1,861,475
YY, Inc., ADR (b)	13,437	1,350,015
		48,490,334
Materials (0.6%):
Anhui Conch Cement Co. Ltd.	313,500	1,787,905
Real Estate (0.7%):
China Sce Property Holdings	4,526,000	2,138,747
		91,240,710
Colombia (0.6%):
Financials (0.6%):
Banco Davivienda SA	161,135	2,035,331
Cyprus (0.6%):
Industrials (0.6%):
Global Trans, Registered Shares, GDR	199,091	2,029,930
Hong Kong (5.9%):
Consumer Discretionary (3.5%):
China Maple Leaf Educational Systems Ltd.	1,082,000	1,943,020
Haier Electronics Group Co. Ltd.	738,000	2,517,912
Melco International Development Ltd.	728,000	2,233,271
Shangri-La Asia Ltd.	1,146,000	2,146,994
Xinyi Glass Holdings Ltd.	1,978,000	2,399,263
		11,240,460
Health Care (0.8%):
Sino Biopharmaceutical Ltd.	1,767,000	2,698,644

See notes to financial statements.

15

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.5%):
Nine Dragons Paper Holdings Ltd. (d)	1,305,000	$1,655,839
Real Estate (1.1%):
Shimao Property Holdings Ltd.	1,337,000	3,485,916
		19,080,859
Hungary (0.6%):
Financials (0.6%):
OTP Bank Public Co. Ltd.	56,820	2,055,918
India (8.3%):
Consumer Discretionary (1.5%):
Apollo Tyres Ltd.	371,609	1,382,484
Mahindra & Mahindra Ltd.	270,821	3,549,446
		4,931,930
Energy (0.6%):
Indian Oil Corp. Ltd.	836,361	1,910,373
Financials (2.3%):
Edelweiss Financial Services Ltd.	459,840	1,976,277
Shriram Transport Finance Co. Ltd.	88,604	1,681,546
Yes Bank Ltd.	731,866	3,636,932
		7,294,755
Health Care (0.9%):
Cipla Ltd.	317,684	2,853,872
Industrials (1.3%):
Larsen & Toubro Ltd.	218,178	4,062,352
Information Technology (0.6%):
HCL Technologies Ltd.	142,679	1,928,030
Real Estate (0.4%):
Sobha Ltd.	206,193	1,329,637
Utilities (0.7%):
Power Grid Corp. of India Ltd.	849,496	2,317,914
		26,628,863
Indonesia (2.7%):
Consumer Discretionary (0.6%):
PT Sri Rejeki Isman TBK	77,147,300	1,849,547
Energy (0.7%):
PT United Tractors TBK	1,050,400	2,313,697
Financials (1.0%):
PT Bank Negara Indonesia Persero TBK	3,542,400	1,741,202
PT Bank Tabungan Negara Persero TBK	9,204,000	1,571,362
		3,312,564
Materials (0.4%):
PT Indah Kiat Pulp & Paper Corp. TBK (b)	841,200	1,091,178
		8,566,986

See notes to financial statements.

16

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Korea, Republic Of (14.4%):
Consumer Discretionary (2.1%):
LG Electronics, Inc.	36,692	$2,732,156
Lotte Himart Co. Ltd.	42,204	2,986,783
Modetour Network, Inc. (d)	42,076	1,026,288
		6,745,227
Consumer Staples (0.8%):
Orion Corp.	18,919	2,526,188
Energy (1.2%):
SK Innovation Co. Ltd.	20,685	3,746,976
Financials (2.0%):
KB Financial Group, Inc.	79,108	3,724,088
Korea Investment Holdings Co. Ltd.	37,246	2,808,586
		6,532,674
Industrials (0.5%):
Doosan Infracore Co. Ltd. (b) (d)	175,015	1,516,079
Information Technology (4.9%):
Samsung Electronics Co. Ltd.	261,794	10,967,425
SK Hynix, Inc.	64,660	4,963,699
		15,931,124
Materials (2.9%):
LG Chem Ltd.	8,786	2,629,961
Lotte Fine Chemical Co. Ltd.	31,304	1,824,624
POSCO, ADR	40,074	2,970,285
SKC Kolon PI, Inc.	43,622	1,935,353
		9,360,223
		46,358,491
Luxembourg (1.0%):
Materials (1.0%):
Ternium SA, ADR	93,119	3,242,404
Malaysia (1.2%):
Financials (0.7%):
CIMB Group Holdings Berhad	1,531,000	2,064,917
Industrials (0.5%):
Malaysia Airports Holdings Berhad	747,400	1,628,801
		3,693,718
Mexico (1.9%):
Financials (0.8%):
Banco del Bajio SA (c)	1,280,391	2,665,829
Industrials (0.5%):
Promotora y Operadora de Infraestructura SAB de CV	189,223	1,691,004

See notes to financial statements.

17

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.6%):
Grupo Cementos de Chihuahua SAB de CV	276,235	$1,792,595
		6,149,428
Philippines (0.6%):
Consumer Discretionary (0.6%):
Bloomberry Resorts Corp.	10,915,500	1,993,283
Poland (0.7%):
Financials (0.7%):
Bank Pekao SA	72,035	2,169,347
Russian Federation (3.6%):
Energy (2.0%):
LUKOIL PJSC, ADR	92,137	6,303,101
		6,303,101
Financials (1.1%):
Sberbank of Russia PJSC, ADR	247,445	3,546,169
		3,546,169
Utilities (0.5%):
Inter RAO UES PJSC	23,618,000	1,548,246
		11,397,516
South Africa (5.9%):
Consumer Discretionary (2.5%):
Naspers Ltd.	32,022	8,078,567
Consumer Staples (0.4%):
Astral Foods Ltd.	63,414	1,320,575
Financials (1.6%):
Barclays Africa Group Ltd.	255,161	2,964,476
Capitec Bank Holdings Ltd.	35,173	2,217,173
		5,181,649
Industrials (0.6%):
KAP Industrial Holdings Ltd.	3,438,669	1,871,952
Materials (0.8%):
Mondi Ltd.	43,715	1,184,736
PPC Ltd. (b)	2,423,088	1,280,870
		2,465,606
		18,918,349
Taiwan (10.0%):
Consumer Staples (0.5%):
TCI Co. Ltd.	101,839	1,569,653
Financials (2.3%):
Cathay Financial Holding Co. Ltd.	2,394,000	4,217,698
CTBC Financial Holding Co. Ltd.	4,456,000	3,202,398
		7,420,096

See notes to financial statements.

18

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Information Technology (6.2%):
ASPEED Technology, Inc.	93,000	$2,435,409
Globalwafers Co. Ltd.	70,000	1,159,163
Largan Precision Co. Ltd.	13,000	1,910,204
MediaTek, Inc.	354,000	3,475,637
Taiwan Semiconductor Manufacturing Co. Ltd.	1,316,998	9,354,102
Win Semiconductors Corp.	190,000	1,360,809
		19,695,324
Telecommunication Services (1.0%):
Far EasTone Telecommunications Co. Ltd.	1,268,000	3,276,151
		31,961,224
Thailand (1.7%):
Energy (0.4%):
Banpu PCL	2,427,800	1,428,449
Materials (0.4%):
Indorama Ventures	737,600	1,218,292
Real Estate (0.9%):
Quality Houses PCL, Series F	29,603,300	2,748,735
		5,395,476
Turkey (1.6%):
Consumer Discretionary (0.4%):
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	258,906	1,201,802
Financials (0.7%):
Turkiye Garanti Bankasi AS	1,170,846	2,137,221
Industrials (0.3%):
Pegasus Hava Tasimaciligi AS (b)	183,950	987,880
Materials (0.2%):
Anadolu Cam Sanayii AS	1,203,044	754,474
		5,081,377
United Arab Emirates (0.6%):
Financials (0.6%):
National Bank of Abu Dhabi PJSC	593,283	1,963,649
United Kingdom (1.3%):
Materials (1.3%):
Anglo American PLC	188,116	4,175,576
Total Common Stocks (Cost $295,328,564)		313,448,674
Collateral for Securities Loaned (4.4%)
United States (4.4%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (e)	1,840,384	1,840,384
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (e)	1,673,137	1,673,137
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (e)	3,783,660	3,783,660

See notes to financial statements.

19

Victory Portfolios Victory Sophus Emerging Markets Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (e)	836,470	$836,470
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (e)	4,349,521	4,349,521
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (e)	1,505,645	1,505,645
Total Collateral for Securities Loaned (Cost $13,988,817)		13,988,817
Total Investments (Cost $309,317,381) — 102.0%		327,437,491
Liabilities in excess of other assets — (2.0)%		(6,418,173)
NET ASSETS — 100.00%		$321,019,318

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Chile, Columbia and Mexico were fair valued at June 30, 2018. See Note 2 for further information.

(b)  Non-income producing security.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $3,866,872 and amounted to 1.2% of net assets.

(d)  All or a portion of this security is on loan.

(e)  Rate disclosed is the daily yield on June 30, 2018.

ADR — American Depositary Receipt

GDR — Global Depository Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

20

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (98.1%)
Argentina (0.7%):
Utilities (0.7%):
Pampa Energia SA, ADR (b)	985	$35,233
Brazil (3.2%):
Financials (0.7%):
Banco BTG Pactual SA	7,700	36,761
Materials (1.1%):
Bradespar SA	7,900	59,591
Utilities (1.4%):
Energisa SA	3,200	24,155
Engie Brasil Energia SA	5,600	49,468
		73,623
		169,975
Chile (0.8%):
Energy (0.8%):
Geopark Ltd. (b)	2,127	43,901
China (13.7%):
Consumer Discretionary (2.8%):
China Meidong Auto Holdings Ltd.	86,000	38,848
JNBY Design Ltd.	10,000	22,847
Tianneng Power International Ltd.	30,000	46,568
Xin Point Holdings Ltd.	60,000	39,552
		147,815
Consumer Staples (3.0%):
Ausnutria Dairy Corp. Ltd. (c)	43,000	46,775
Chlitina Holding Ltd.	6,000	58,351
Tianyun International Holdings Ltd.	340,000	54,901
		160,027
Health Care (0.8%):
Luye Pharma Group Ltd.	41,500	42,404
Industrials (0.9%):
Lonking Holdings Ltd.	103,000	47,173
Information Technology (3.9%):
Chinasoft International Ltd.	72,000	55,984
Hua Hong Semiconductor Ltd. (d)	16,000	54,687
Yangtze Optical Fibre and Cable Joint Stock Co. Ltd. (b) (c) (d)	12,500	50,363
YY, Inc., ADR (b)	414	41,595
		202,629
Materials (0.9%):
Maanshan Iron & Steel, Series H (b)	104,000	46,019

See notes to financial statements.

21

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Real Estate (1.4%):
China Sce Property Holdings	110,000	$51,980
Times Property Holdings Ltd.	15,000	22,143
		74,123
		720,190
Colombia (1.3%):
Financials (1.3%):
Banco Davivienda SA	5,322	67,223
Cyprus (1.0%):
Industrials (1.0%):
Global Trans, Registered Shares, GDR	5,028	51,265
Hong Kong (3.8%):
Consumer Discretionary (2.0%):
China Maple Leaf Educational Systems Ltd.	28,000	50,281
Haier Electronics Group Co. Ltd.	16,000	54,589
		104,870
Health Care (0.7%):
Lee's Pharmaceutical Holdings	26,000	33,798
Real Estate (1.1%):
Yuexiu Property Co. Ltd.	304,000	57,888
		196,556
India (15.3%):
Consumer Discretionary (3.1%):
Apollo Tyres Ltd.	15,768	58,661
Trident Ltd.	38,707	31,827
V-Mart Retail Ltd.	1,956	70,870
		161,358
Financials (2.3%):
Edelweiss Financial Services Ltd.	15,049	64,677
Shriram Transport Finance Co. Ltd.	2,867	54,410
		119,087
Health Care (1.7%):
Caplin Point Laboratories Ltd.	5,065	31,566
Jubilant Life Sciences Ltd.	5,517	56,400
		87,966
Industrials (2.1%):
Escorts Ltd.	4,466	56,886
NRB Bearings Ltd.	22,100	55,428
		112,314
Materials (4.0%):
Meghmani Organics Ltd.	45,185	54,245
MOIL Ltd.	20,833	52,766

See notes to financial statements.

22

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Phillips Carbon Black Ltd.	18,312	$58,515
West Coast Paper Mills Ltd.	11,609	44,437
		209,963
Real Estate (1.0%):
Sobha Ltd.	8,015	51,685
Utilities (1.1%):
CESC Ltd.	4,562	60,816
		803,189
Indonesia (3.1%):
Energy (0.9%):
PT Indo Tambangraya Megah TBK	31,400	48,993
Financials (0.8%):
PT Bank Tabungan Negara Persero TBK	247,900	42,323
Industrials (0.7%):
PT Pembangunan Perumahan Persero TBK	268,800	37,293
Materials (0.7%):
PT Indah Kiat Pulp & Paper Corp. TBK (b)	27,500	35,672
		164,281
Korea, Republic Of (16.4%):
Consumer Discretionary (2.3%):
Lotte Himart Co. Ltd.	1,040	73,601
Modetour Network, Inc.	1,838	44,831
		118,432
Consumer Staples (2.3%):
Hyundai Greenfood Co. Ltd.	4,279	54,634
Orion Corp.	493	65,828
		120,462
Financials (1.1%):
Korea Investment Holdings Co. Ltd.	770	58,063
Health Care (3.7%):
Caregen Co. Ltd.	704	50,784
Green Cross Corp.	290	53,755
Interojo Co. Ltd.	1,287	40,037
Rayence Co. Ltd.	2,825	50,027
		194,603
Industrials (1.3%):
Doosan Infracore Co. Ltd. (b)	7,868	68,157
Information Technology (3.3%):
DuzonBizon Co. Ltd.	1,441	80,088
Eugene Technology Co. Ltd.	3,936	55,518
Tokai Carbon Korea Co. Ltd.	681	39,597
		175,203

See notes to financial statements.

23

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (2.4%):
Lotte Fine Chemical Co. Ltd.	973	$56,714
SKC Kolon PI, Inc.	1,556	69,034
		125,748
		860,668
Luxembourg (1.1%):
Materials (1.1%):
Ternium SA, ADR	1,617	56,304
Malaysia (2.9%):
Financials (1.0%):
RHB Capital Berhad	38,500	51,953
Health Care (1.3%):
Supermax Corp. Berhad	64,600	66,684
Industrials (0.6%):
Malaysia Airports Holdings Berhad	15,000	32,689
		151,326
Mexico (3.9%):
Financials (2.2%):
Banco del Bajio SA (d)	28,667	59,686
Credito Real Sab de CV	44,951	52,409
		112,095
Industrials (0.6%):
Promotora y Operadora de Infraestructura SAB de CV	3,636	32,494
Materials (1.1%):
Grupo Cementos de Chihuahua SAB de CV	9,050	58,729
		203,318
Philippines (0.8%):
Consumer Discretionary (0.8%):
Bloomberry Resorts Corp.	218,800	39,955
Poland (0.9%):
Consumer Staples (0.9%):
Dino Polska SA (b) (d)	1,711	47,268
Russian Federation (1.0%):
Financials (1.0%):
Bank St Petersburg PJSC	67,890	54,151
South Africa (4.6%):
Consumer Staples (1.9%):
Astral Foods Ltd.	2,660	55,393
Clover Industries Ltd.	35,004	41,901
		97,294

See notes to financial statements.

24

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Industrials (0.8%):
KAP Industrial Holdings Ltd.	82,100	$44,694
Materials (1.9%):
African Rainbow Minerals Ltd.	7,776	61,776
PPC Ltd. (b)	71,026	37,545
		99,321
		241,309
Taiwan (17.9%):
Consumer Discretionary (0.9%):
Samebest Co. Ltd.	5,000	48,408
Consumer Staples (1.1%):
TCI Co. Ltd.	3,680	56,720
Financials (1.1%):
King's Town Bank Co. Ltd.	53,000	56,832
Industrials (3.4%):
Sinmag Equipment Corp.	9,066	45,357
United Integrated Services Co. Ltd.	29,000	63,126
Xxentria Technology Material	27,000	69,747
		178,230
Information Technology (9.3%):
ASPEED Technology, Inc.	2,000	52,374
Chipbond Technology Corp.	27,000	55,877
Chroma ATE, Inc.	15,000	80,553
Ennoconn Corp. (b)	4,000	57,958
Epistar Corp. (b)	35,000	43,707
Parade Technologies Ltd.	3,000	50,191
Sino-American Silicon Products, Inc.	19,000	76,315
Taiwan Union Technology Corp.	21,000	73,988
		490,963
Materials (1.2%):
Grand Pacific Petrochemical	65,000	62,374
Real Estate (0.9%):
Huaku Development Co. Ltd.	21,000	45,610
		939,137
Thailand (2.7%):
Consumer Discretionary (0.7%):
Beauty Community PCL	109,500	40,277
Consumer Staples (0.9%):
Haad Thip PCL	78,500	45,689
Real Estate (1.1%):
Quality Houses PCL, Series F	618,300	57,411
		143,377

See notes to financial statements.

25

Victory Portfolios Victory Sophus Emerging Markets Small Cap Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Fair Value(a)
Turkey (3.0%):
Consumer Discretionary (0.7%):
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	8,321	$38,625
Financials (1.2%):
Yapi ve Kredi Bankasi AS (b)	117,857	63,470
Industrials (0.5%):
Pegasus Hava Tasimaciligi AS (b)	4,737	25,439
Materials (0.6%):
Anadolu Cam Sanayii AS	45,153	28,318
		155,852
Total Common Stocks (Cost $5,074,945)		5,144,478
Collateral for Securities Loaned (0.7%)
United States (0.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (e)	4,826	4,826
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (e)	4,388	4,388
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (e)	9,923	9,923
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (e)	2,194	2,194
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (e)	11,406	11,406
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (e)	3,949	3,949
Total Collateral for Securities Loaned (Cost $36,686)		36,686
Total Investments (Cost $5,111,631) — 98.8%		5,181,164
Other assets in excess of liabilities — 1.2%		61,082
NET ASSETS — 100.00%		$5,242,246

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Chile, Columbia and Mexico were fair valued at June 30, 2018. See Note 2 for further information.

(b)  Non-income producing security.

(c)  All or a portion of this security is on loan.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, the fair value of these securities was $212,004 and amounted to 4.0% of net assets.

(e)  Rate disclosed is the daily yield on June 30, 2018.

ADR — American Depositary Receipt

GDR — Global Depository Receipt

PCL — Public Company Limited

See notes to financial statements.

26

Victory Portfolios	Statements of Assets and Liabilities June 30, 2018

  (Unaudited)

	Victory RS International Fund	Victory RS Global Fund
ASSETS:
Investments, at value (Cost $19,736,794 and $25,296,819)	$22,817,848	$32,609,899	(a)
Foreign currency, at value (Cost $13,104 and $7,423)	13,130	7,424
Cash and cash equivalents	440,497	917,614
Interest and dividends receivable	45,420	66,118
Receivable for capital shares issued	2,112	125,979
Reclaims receivable	82,571	40,849
Receivable from Adviser	12,483	19,476
Prepaid expenses	33,636	41,492
Total Assets	23,447,697	33,828,851
LIABILITIES:
Securities lending collateral	—	159,273
Payable for capital shares redeemed	18,953	137
Accrued foreign capital gains taxes	—	2,802
Accrued expenses and other payables:
Investment advisory fees	15,625	22,113
Administration fees	1,192	1,686
Custodian fees	4,911	4,973
Transfer agent fees	6,135	2,941
Chief Compliance Officer fees	17	22
Trustees' fees	—	18
12b-1 fees	2,602	1,609
Other accrued expenses	15,544	13,354
Total Liabilities	64,979	208,928
NET ASSETS:
Capital	20,240,760	25,322,474
Accumulated net investment income (loss)	744,448	284,948
Accumulated net realized gains (losses) from investments, net of taxes	(682,107)	703,122
Net unrealized appreciation (depreciation) on investments, net of taxes	3,079,617	7,309,379
Net Assets	$23,382,718	$33,619,923
Net Assets
Class A Shares	$17,075,602	$3,590,140
Class C Shares	804,995	2,233,193
Class R Shares	2,421,958	1,589,580
Class Y Shares	3,080,163	26,207,010
Total	$23,382,718	$33,619,923
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,429,646	276,645
Class C Shares	92,222	177,856
Class R Shares	216,849	99,178
Class Y Shares	261,668	2,035,220
Total	2,000,385	2,588,899
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$11.94	$12.98
Class C Shares (b)	$8.73	$12.56
Class R Shares	$11.17	$16.03
Class Y Shares	$11.77	$12.88
Maximum Sales Charge — Class A Shares	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$12.67	$13.77

(a)  Includes $147,124 of securities on loan.

(b)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

27

Victory Portfolios	Statements of Assets and Liabilities June 30, 2018

  (Unaudited)

	Victory Sophus Emerging Markets Fund		Victory Sophus Emerging Markets Small Cap Fund
ASSETS:
Investments, at value (Cost $309,317,381 and $5,111,631)	$327,437,491	(a)	$5,181,164 (b)
Foreign currency, at value (Cost $123,194 and $6,900)	136,612		6,264
Cash and cash equivalents	7,103,053		122,156
Interest and dividends receivable	1,495,174		11,715
Receivable for capital shares issued	404,512		27,089
Receivable for investments sold	4,457,986		54,321
Reclaims receivable	2,629		424
Receivable from Adviser	71,195		10,580
Prepaid expenses	44,857		20,429
Total Assets	341,153,509		5,434,142
LIABILITIES:
Securities lending collateral	13,988,817		36,686
Payable for investments purchased	4,796,384		132,250
Payable for capital shares redeemed	935,054		—
Accrued foreign capital gains taxes	21,505		256
Accrued expenses and other payables:
Investment advisory fees	267,648		5,571
Administration fees	16,322		272
Custodian fees	20,176		9,773
Transfer agent fees	29,016		—
Chief Compliance Officer fees	163		14
Trustees' fees	—		111
12b-1 fees	16,980		97
Other accrued expenses	42,126		6,866
Total Liabilities	20,134,191		191,896
NET ASSETS:
Capital	279,090,989		3,961,780
Accumulated net investment income (loss)	1,489,530		(20,830)
Accumulated net realized gains (losses) from investments, net of taxes	22,351,117		1,232,260
Net unrealized appreciation (depreciation) on investments, net of taxes	18,087,682		69,036
Net Assets	$321,019,318		$5,242,246
Net Assets
Class A Shares	$71,117,391		$465,891
Class C Shares	13,922,679		152,491
Class R Shares	16,896,347		—
Class R6 Shares	21,619,160		—
Class Y Shares	197,463,741		4,623,864
Total	$321,019,318		$5,242,246
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	3,311,749		48,973
Class C Shares	858,648		17,146
Class R Shares	837,754		—
Class R6 Shares	992,075		—
Class Y Shares	9,133,726		487,929
Total	15,133,952		554,048
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$21.47		$9.51
Class C Shares (c)	$16.21		$8.89
Class R Shares	$20.17		$—
Class R6 Shares	$21.79		$—
Class Y Shares	$21.62		$9.48
Maximum Sales Charge — Class A Shares	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$22.78		$10.09

(a)  Includes $13,891,408 of securities on loan.

(b)  Includes $76,401 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

28

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

	Victory RS International Fund	Victory RS Global Fund
Investment Income:
Dividend income	$545,661	$524,303
Interest income	1,659	2,118
Securities lending income	2,701	1,068
Foreign tax withholding	(60,034)	(43,479)
Total Income	489,987	484,010
Expenses:
Investment advisory fees	97,820	131,136
Administration fees	7,798	9,884
12b-1 fees — Class A Shares	22,437	4,514
12b-1 fees — Class C Shares	4,761	11,432
12b-1 fees — Class R Shares	6,182	4,395
Custodian fees	5,066	8,198
Transfer agent fees	804	936
Transfer agent fees — Class A Shares	15,474	2,887
Transfer agent fees — Class C Shares	712	1,004
Transfer agent fees — Class R Shares	2,541	1,388
Transfer agent fees — Class Y Shares	1,780	9,524
Trustees' fees	988	1,231
Chief Compliance Officer fees	93	124
Legal and audit fees	6,285	9,055
State registration and filing fees	27,205	21,139
Interest expense on interfund lending (See Note 6)	16	37
Other expenses	14,116	11,061
Total Expenses	214,078	227,945
Expenses waived/reimbursed by Adviser	(73,141)	(76,474)
Net Expenses	140,937	151,471
Net Investment Income (Loss)	349,050	332,539
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions and foreign currency translations	797,752	886,247
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(1,496,012)	(616,048)
Net change in accrued foreign taxes on unrealized gains	—	(2,802)
Net realized/unrealized gains (losses) on investments	(698,260)	267,397
Change in net assets resulting from operations	$(349,210)	$599,936

See notes to financial statements.

29

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

	Victory Sophus Emerging Markets Fund	Victory Sophus Emerging Markets Small Cap Fund
Investment Income:
Dividend income	$3,803,111	$69,056
Interest income	33,751	486
Securities lending income	20,603	1,517
Foreign tax withholding	(412,627)	(7,122)
Total Income	3,444,838	63,937
Expenses:
Investment advisory fees	1,416,221	38,835
Administration fees	83,547	2,199
12b-1 fees — Class A Shares	102,320	1,002
12b-1 fees — Class C Shares	80,162	514
12b-1 fees — Class R Shares	46,165	—
Custodian fees	77,855	23,259
Transfer agent fees	5,609	702
Transfer agent fees — Class A Shares	54,368	917
Transfer agent fees — Class C Shares	9,391	57
Transfer agent fees — Class R Shares	14,836	—
Transfer agent fees — Class R6 Shares	89	—
Transfer agent fees — Class Y Shares	45,087	378
Trustees' fees	9,637	399
Chief Compliance Officer fees	986	32
Legal and audit fees	19,843	10,588
State registration and filing fees	33,706	20,361
Interest expense on interfund lending (See Note 6)	—	119
Other expenses	41,274	14,387
Total Expenses	2,041,096	113,749
Expenses waived/reimbursed by Adviser	(357,184)	(65,601)
Net Expenses	1,683,912	48,148
Net Investment Income (Loss)	1,760,926	15,789
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions and foreign currency translations	13,554,846	839,613
Foreign taxes on realized gains	(180,817)	(13,327)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(33,760,643)	(1,154,132)
Net change in accrued foreign taxes on unrealized gains	98,027	4,627
Net realized/unrealized gains (losses) on investments	(20,288,587)	(323,219)
Change in net assets resulting from operations	$(18,527,661)	$(307,430)

See notes to financial statements.

30

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS International Fund		Victory RS Global Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$349,050	$401,339	$332,539	$405,880
Net realized gains (losses) from investment transactions	797,752	1,791,820	886,247	2,548,077
Net change in unrealized appreciation/depreciation on investments	(1,496,012)	3,271,207	(618,850)	3,951,915
Change in net assets resulting from operations	(349,210)	5,464,366	599,936	6,905,872
Distributions to Shareholders:
From net investment income:
Class A Shares	—	(307,863)	—	—
Class C Shares	—	(15,363)	—	—
Class R Shares	—	(37,846)	—	—
Class Y Shares	—	(60,563)	—	—
From net realized gains:
Class A Shares	—	—	—	(543,276)
Class C Shares	—	—	—	(156,755)
Class R Shares	—	—	—	(67,741)
Class Y Shares	—	—	—	(2,464,785)
From return of capital:
Class A Shares	—	—	—	(24,057)
Class C Shares	—	—	—	(15,460)
Class R Shares	—	—	—	(9,829)
Class Y Shares	—	—	—	(172,663)
Change in net assets resulting from distributions to shareholders	—	(421,635)	—	(3,454,566)
Change in net assets resulting from capital transactions	(1,490,195)	(2,752,912)	459,245	(168,624)
Change in net assets	(1,839,405)	2,289,819	1,059,181	3,282,682
Net Assets:
Beginning of period	25,222,123	22,932,304	32,560,742	29,278,060
End of period	$23,382,718	$25,222,123	$33,619,923	$32,560,742
Accumulated net investment income (loss)	$744,448	$395,398	$284,948	$(47,591)

See notes to financial statements.

31

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS International Fund		Victory RS Global Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$730,463	$1,345,259	$1,098,064	$1,476,336
Distributions reinvested	—	303,958	—	299,166
Cost of shares redeemed	(1,914,982)	(3,555,832)	(1,033,419)	(4,335,139)
Total Class A Shares	$(1,184,519)	$(1,906,615)	$64,645	$(2,559,637)
Class C Shares
Proceeds from shares issued	$76,551	$226,561	$433,380	$883,436
Distributions reinvested	—	15,271	—	160,643
Cost of shares redeemed	(322,295)	(651,693)	(395,455)	(336,156)
Total Class C Shares	$(245,744)	$(409,861)	$37,925	$707,923
Class R Shares
Proceeds from shares issued	$125,719	$284,156	$347,809	$2,569,832
Distributions reinvested	—	37,846	—	77,532
Cost of shares redeemed	(185,353)	(580,176)	(1,082,533)	(10,029,938)
Total Class R Shares	$(59,634)	$(258,174)	$(734,724)	$(7,382,574)
Class Y Shares
Proceeds from shares issued	$279,849	$969,642	$2,758,261	$22,829,087
Distributions reinvested	—	59,974	—	1,560,504
Cost of shares redeemed	(280,147)	(1,207,878)	(1,666,862)	(15,323,927)
Total Class Y Shares	$(298)	$(178,262)	$1,091,399	$9,065,664
Change in net assets resulting from capital transactions	$(1,490,195)	$(2,752,912)	$459,245	$(168,624)
Share Transactions:
Class A Shares
Issued	59,287	120,481	84,668	120,545
Reinvested	—	25,183	—	24,663
Redeemed	(156,629)	(325,652)	(79,144)	(354,909)
Total Class A Shares	(97,342)	(179,988)	5,524	(209,701)
Class C Shares
Issued	8,594	27,427	34,194	73,426
Reinvested	—	1,725	—	13,614
Redeemed	(36,199)	(78,607)	(31,403)	(27,946)
Total Class C Shares	(27,605)	(49,455)	2,791	59,094
Class R Shares
Issued	11,032	27,454	21,240	170,015
Reinvested	—	3,349	—	5,165
Redeemed	(16,368)	(55,683)	(66,762)	(706,954)
Total Class R Shares	(5,336)	(24,880)	(45,522)	(531,774)
Class Y Shares
Issued	23,376	92,834	212,415	1,869,856
Reinvested	—	5,048	—	129,913
Redeemed	(23,323)	(107,225)	(129,245)	(1,264,469)
Total Class Y Shares	53	(9,343)	83,170	735,300
Change in Shares	(130,230)	(263,666)	45,963	52,919
See notes to financial statements.

32

Victory Portfolios	Statements of Changes in Net Assets
	Victory Sophus Emerging Markets Fund		Victory Sophus Emerging Markets Small Cap Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$1,760,926	$1,686,452	$15,789	$259,221
Net realized gains (losses) from investment transactions	13,374,029	30,635,213	826,286	6,453,418
Net change in unrealized appreciation/depreciation on investments	(33,662,616)	32,531,177	(1,149,505)	730,976
Change in net assets resulting from operations	(18,527,661)	64,852,842	(307,430)	7,443,615
Distributions to Shareholders:
From net investment income:
Class A Shares	—	(594,980)	—	(17,106)
Class C Shares	—	(68,358)	—	(797)
Class R Shares	—	(98,067)	—	—
Class R6 Shares	—	(210,158)	—	—
Class Y Shares	—	(1,012,266)	—	(118,026)
From net realized gains:
Class A Shares	—	—	—	(825,260)
Class C Shares	—	—	—	(23,128)
Class Y Shares	—	—	—	(4,317,635)
Change in net assets resulting from distributions to shareholders	—	(1,983,829)	—	(5,301,952)
Change in net assets resulting from capital transactions	109,669,407	16,704,818	(1,689,706)	(14,739,226)
Change in net assets	91,141,746	79,573,831	(1,997,136)	(12,597,563)
Net Assets:
Beginning of period	229,877,572	150,303,741	7,239,382	19,836,945
End of period	$321,019,318	$229,877,572	$5,242,246	$7,239,382
Accumulated net investment income (loss)	$1,489,530	$(271,396)	$(20,830)	$(36,619)

See notes to financial statements.

33

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Sophus Emerging Markets Fund		Victory Sophus Emerging Markets Small Cap Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$25,353,923	$20,837,049	$261,790	$1,276,676
Distributions reinvested	—	584,720	—	357,781
Cost of shares redeemed	(26,984,825)	(30,515,779)	(1,206,271)	(2,905,000)
Total Class A Shares	$(1,630,902)	$(9,094,010)	$(944,481)	$(1,270,543)
Class C Shares
Proceeds from shares issued	$2,082,635	$1,966,975	$109,713	$72,090
Distributions reinvested	—	65,677	—	16,457
Cost of shares redeemed	(3,285,844)	(3,118,915)	(48,905)	(3,538)
Total Class C Shares	$(1,203,209)	$(1,086,263)	$60,808	$85,009
Class R Shares
Proceeds from shares issued	$2,039,264	$2,791,073	$—	$—
Distributions reinvested	—	97,665	—	—
Cost of shares redeemed	(2,143,195)	(6,899,965)	—	—
Total Class R Shares	$(103,931)	$(4,011,227)	$—	$—
Class R6 Shares
Proceeds from shares issued	$6,682,684	$17,691,890	$—	$—
Distributions reinvested	—	210,158	—	—
Cost of shares redeemed	(2,753,974)	(2,432,331)	—	—
Total Class R6 Shares	$3,928,710	$15,469,717	$—	$—
Class Y Shares
Proceeds from shares issued	$128,844,999	$59,171,528	$4,404,104	$907,791
Distributions reinvested	—	982,783	—	164,526
Cost of shares redeemed	(20,166,260)	(44,727,710)	(5,210,137)	(14,626,009)
Total Class Y Shares	$108,678,739	$15,426,601	$(806,033)	$(13,553,692)
Change in net assets resulting from capital transactions	$109,669,407	$16,704,818	$(1,689,706)	$(14,739,226)

(continues on next page)

See notes to financial statements.

34

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory Sophus Emerging Markets Fund		Victory Sophus Emerging Markets Small Cap Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	1,082,759	1,030,403	24,796	108,129
Reinvested	—	26,315	—	34,350
Redeemed	(1,166,791)	(1,527,262)	(119,487)	(260,693)
Total Class A Shares	(84,032)	(470,544)	(94,691)	(118,214)
Class C Shares
Issued	117,726	129,894	11,670	6,492
Reinvested	—	3,899	—	1,705
Redeemed	(187,604)	(213,961)	(4,912)	(328)
Total Class C Shares	(69,878)	(80,168)	6,758	7,869
Class R Shares
Issued	92,009	152,502	—	—
Reinvested	—	4,675	—	—
Redeemed	(98,227)	(372,484)	—	—
Total Class R Shares	(6,218)	(215,307)	—	—
Class R6 Shares
Issued	284,857	924,676	—	—
Reinvested	—	9,340	—	—
Redeemed	(115,478)	(115,292)	—	—
Total Class R6 Shares	169,379	818,724	—	—
Class Y Shares
Issued	5,533,430	2,896,397	422,707	85,217
Reinvested	—	44,012	—	15,771
Redeemed	(857,348)	(2,238,279)	(498,766)	(1,307,165)
Total Class Y Shares	4,676,082	702,130	(76,059)	(1,206,177)
Change in Shares	4,685,333	754,835	(163,992)	(1,316,522)

See notes to financial statements.

35

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS International Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$12.12	$9.84	$9.78		$9.87	$13.24	$18.08
Investment Activities:
Net investment income (loss) (a)	0.17	0.19	0.16		0.15	0.23	0.23
Net realized and unrealized gains (losses) on investments	(0.35)	2.29	(0.07)		(0.09)	(0.98)	1.91
Total from Investment Activities	(0.18)	2.48	0.09		0.06	(0.75)	2.14
Distributions to Shareholders:
Net investment income	—	(0.20)	(0.17)		(0.15)	(0.21)	(0.87)
Net realized gains from investments	—	—	—		—	(2.41)	(6.11)
Total Distributions to Shareholders	—	(0.20)	(0.17)		(0.15)	(2.62)	(6.98)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.14		—	—	—
Net Asset Value, End of Period	$11.94	$12.12	$9.84		$9.78	$9.87	$13.24
Total Return (excludes sales charge) (b)	(1.49)%	25.26%	2.41	%(c)	0.64%	(5.80)%	15.55%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$17,076	$18,512	$16,799		$19,416	$22,388	$31,483
Ratio of net expenses to average net assets (d)	1.13%	1.20%	1.40%		1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets (d)	2.88%	1.66%	1.64%		1.49%	1.74%	1.46%
Ratio of gross expenses to average net assets (d) (e)	1.60%	1.81%	1.95%		1.89%	1.81%	1.61%
Portfolio turnover (b) (f)	23%	60%	103%		117%	186%	41%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

36

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS International Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$8.89	$7.26	$7.26		$7.36	$10.62	$15.85
Investment Activities:
Net investment income (loss) (a)	0.09	0.08	0.07		0.05	0.06	0.04
Net realized and unrealized gains (losses) on investments	(0.25)	1.68	(0.08)		(0.07)	(0.78)	1.59
Total from Investment Activities	(0.16)	1.76	(0.01)		(0.02)	(0.72)	1.63
Distributions to Shareholders:
Net investment income	—	(0.13)	(0.13)		(0.08)	(0.13)	(0.75)
Net realized gains from investments	—	—	—		—	(2.41)	(6.11)
Total Distributions to Shareholders	—	(0.13)	(0.13)		(0.08)	(2.54)	(6.86)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.14		—	—	—
Net Asset Value, End of Period	$8.73	$8.89	$7.26		$7.26	$7.36	$10.62
Total Return (excludes contingent deferred sales charge) (b)	(1.80)%	24.25%	1.77	%(c)	(0.27)%	(6.90)%	14.24%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$805	$1,066	$1,228		$1,969	$2,418	$2,390
Ratio of net expenses to average net assets (d)	1.88%	1.95%	2.15%		2.27%	2.55%	2.55%
Ratio of net investment income (loss) to average net assets (d)	2.04%	0.92%	0.97%		0.65%	0.54%	0.29%
Ratio of gross expenses to average net assets (d) (e)	3.37%	3.26%	3.05%		2.82%	2.75%	2.55%
Portfolio turnover (b) (f)	23%	60%	103%		117%	186%	41%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

37

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS International Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$11.35	$9.23	$9.18		$9.27	$12.63	$17.58
Investment Activities:
Net investment income (loss) (a)	0.15	0.15	0.11		0.11	0.15	0.14
Net realized and unrealized gains (losses) on investments	(0.33)	2.14	(0.06)		(0.09)	(0.94)	1.83
Total from Investment Activities	(0.18)	2.29	0.05		0.02	(0.79)	1.97
Distributions to Shareholders:
Net investment income	—	(0.17)	(0.14)		(0.11)	(0.16)	(0.81)
Net realized gains from investments	—	—	—		—	(2.41)	(6.11)
Total Distributions to Shareholders	—	(0.17)	(0.14)		(0.11)	(2.57)	(6.92)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.14		—	—	—
Net Asset Value, End of Period	$11.17	$11.35	$9.23		$9.18	$9.27	$12.63
Total Return (b)	(1.59)%	24.85%	2.06	%(c)	0.22%	(6.37)%	14.93%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,422	$2,522	$2,279		$2,707	$3,403	$4,479
Ratio of net expenses to average net assets (d)	1.38%	1.48%	1.80%		1.86%	1.96%	1.96%
Ratio of net investment income (loss) to average net assets (d)	2.63%	1.39%	1.26%		1.10%	1.20%	0.91%
Ratio of gross expenses to average net assets (d) (e)	2.22%	2.48%	2.29%		2.28%	2.19%	1.99%
Portfolio turnover (b) (f)	23%	60%	103%		117%	186%	41%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

38

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS International Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$11.93	$9.69	$9.62		$9.70	$13.08	$18.04
Investment Activities:
Net investment income (loss) (a)	0.19	0.22	0.18		0.18	0.25	0.37
Net realized and unrealized gains (losses) on investments	(0.35)	2.26	(0.06)		(0.09)	(0.96)	1.86
Total from Investment Activities	(0.16)	2.48	0.12		0.09	(0.71)	2.23
Distributions to Shareholders:
Net investment income	—	(0.24)	(0.19)		(0.17)	(0.26)	(1.08)
Net realized gains from investments	—	—	—		—	(2.41)	(6.11)
Total Distributions to Shareholders	—	(0.24)	(0.19)		(0.17)	(2.67)	(7.19)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.14		—	—	—
Net Asset Value, End of Period	$11.77	$11.93	$9.69		$9.62	$9.70	$13.08
Total Return (b)	(1.34)%	25.56%	2.69	%(c)	0.92%	(5.60)%	16.29%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,080	$3,122	$2,626		$3,904	$4,221	$7,232
Ratio of net expenses to average net assets (d)	0.88%	0.94%	1.15%		1.15%	1.15%	1.01%
Ratio of net investment income (loss) to average net assets (d)	3.14%	1.98%	1.93%		1.76%	1.95%	1.96%
Ratio of gross expenses to average net assets (d) (e)	1.75%	1.85%	1.80%		1.75%	1.51%	1.01%
Portfolio turnover (b) (f)	23%	60%	103%		117%	186%	41%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

39

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Global Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$12.75	$11.16	$11.56	$11.56	$11.65	$10.26
Investment Activities:
Net investment income (loss) (a)	0.12	0.15	0.13	0.11	0.10	0.06
Net realized and unrealized gains (losses) on investments	0.11	2.53	0.65	0.32	0.45	2.87
Total from Investment Activities	0.23	2.68	0.78	0.43	0.55	2.93
Distributions to Shareholders:
Net investment income	—	—	(0.03)	(0.11)	(0.08)	(0.13)
Net realized gains from investments	—	(1.00)	(1.15)	(0.32)	(0.56)	(1.41)
Return of capital	—	(0.09)	—	—	—	—
Total Distributions to Shareholders	—	(1.09)	(1.18)	(0.43)	(0.64)	(1.54)
Net Asset Value, End of Period	$12.98	$12.75	$11.16	$11.56	$11.56	$11.65
Total Return (excludes sales charge) (b)	1.80%	24.48%	6.67%	3.68%	4.70%	29.02%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,590	$3,456	$5,366	$13,857	$13,015	$12,539
Ratio of net expenses to average net assets (c)	1.05%	1.17%	1.40%	1.36%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets (c)	1.92%	1.24%	1.12%	0.90%	0.85%	0.50%
Ratio of gross expenses to average net assets (c) (d)	1.75%	1.90%	1.71%	1.57%	1.63%	1.67%
Portfolio turnover (b) (e)	32%	187%	184%	90%	130%	137%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

40

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Global Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$12.38	$10.95	$11.42	$11.43	$11.54	$10.19
Investment Activities:
Net investment income (loss) (a)	0.07	0.05	0.05	0.01	0.01	(0.03)
Net realized and unrealized gains (losses) on investments	0.11	2.47	0.63	0.32	0.44	2.84
Total from Investment Activities	0.18	2.52	0.68	0.33	0.45	2.81
Distributions to Shareholders:
Net investment income	—	—	—	(0.02)	—	(0.05)
Net realized gains from investments	—	(1.00)	(1.15)	(0.32)	(0.56)	(1.41)
Return of capital	—	(0.09)	—	—	—	—
Total Distributions to Shareholders	—	(1.09)	(1.15)	(0.34)	(0.56)	(1.46)
Net Asset Value, End of Period	$12.56	$12.38	$10.95	$11.42	$11.43	$11.54
Total Return (excludes contingent deferred sales charge) (b)	1.45%	23.47%	5.92%	2.85%	3.87%	28.04%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,233	$2,167	$1,270	$7,367	$6,538	$5,997
Ratio of net expenses to average net assets (c)	1.80%	1.91%	2.16%	2.17%	2.17%	2.15%
Ratio of net investment income (loss) to average net assets (c)	1.14%	0.41%	0.41%	0.11%	0.10%	(0.26)%
Ratio of gross expenses to average net assets (c) (d)	2.55%	3.00%	2.44%	2.38%	2.43%	2.42%
Portfolio turnover (b) (e)	32%	187%	184%	90%	130%	137%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

41

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Global Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$15.76	$13.62	$11.50		$11.50	$11.59	$10.22
Investment Activities:
Net investment income (loss) (a)	0.12	0.05	0.09		0.06	0.06	0.01
Net realized and unrealized gains (losses) on investments	0.15	3.18	3.43		0.32	0.44	2.86
Total from Investment Activities	0.27	3.23	3.52		0.38	0.50	2.87
Distributions to Shareholders:
Net investment income	—	—	(0.25)		(0.06)	(0.03)	(0.09)
Net realized gains from investments	—	(1.00)	(1.15)		(0.32)	(0.56)	(1.41)
Return of capital	—	(0.09)	—		—	—	—
Total Distributions to Shareholders	—	(1.09)	(1.40)		(0.38)	(0.59)	(1.50)
Net Asset Value, End of Period	$16.03	$15.76	$13.62		$11.50	$11.50	$11.59
Total Return (b)	1.71%	24.09%	30.57	%(c)	3.23%	4.25%	28.47%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,590	$2,281	$9,213		$5,265	$5,272	$5,311
Ratio of net expenses to average net assets (d)	1.30%	1.61%	1.68%		1.78%	1.80%	1.79%
Ratio of net investment income (loss) to average net assets (d)	1.55%	0.38%	0.74%		0.50%	0.47%	0.10%
Ratio of gross expenses to average net assets (d) (e)	2.25%	2.76%	1.81%		2.00%	2.04%	2.06%
Portfolio turnover (b) (f)	32%	187%	184%		90%	130%	137%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  During the period, the share class recognized certain expense reimbursements and due to the fluctuation in average net assets during the same period the total return reflected is significantly higher than the other share classes of the Fund. The total return would have been 6.39% had the expense reimbursements not occurred.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

42

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Global Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$12.63	$11.04	$11.60	$11.59	$11.67	$10.27
Investment Activities:
Net investment income (loss) (a)	0.14	0.18	0.15	0.15	0.14	0.10
Net realized and unrealized gains (losses) on investments	0.11	2.50	0.67	0.31	0.45	2.88
Total from Investment Activities	0.25	2.68	0.82	0.46	0.59	2.98
Distributions to Shareholders:
Net investment income	—	—	(0.23)	(0.13)	(0.11)	(0.17)
Net realized gains from investments	—	(1.00)	(1.15)	(0.32)	(0.56)	(1.41)
Return of capital	—	(0.09)	—	—	—	—
Total Distributions to Shareholders	—	(1.09)	(1.38)	(0.45)	(0.67)	(1.58)
Net Asset Value, End of Period	$12.88	$12.63	$11.04	$11.60	$11.59	$11.67
Total Return (b)	1.98%	24.75%	7.01%	3.96%	5.04%	29.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$26,207	$24,657	$13,430	$15,871	$15,334	$13,364
Ratio of net expenses to average net assets (c)	0.80%	0.88%	1.09%	1.09%	1.09%	1.05%
Ratio of net investment income (loss) to average net assets (c)	2.16%	1.44%	1.30%	1.21%	1.17%	0.85%
Ratio of gross expenses to average net assets (c) (d)	1.17%	1.32%	1.36%	1.36%	1.33%	1.32%
Portfolio turnover (b) (e)	32%	187%	184%	90%	130%	137%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

43

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$22.52	$15.98	$14.60		$17.22	$19.34	$23.88
Investment Activities:
Net investment income (loss) (a)	0.10	0.16	0.11		0.10	0.12	0.09
Net realized and unrealized gains (losses) on investments	(1.15)	6.55	1.38		(2.33)	(0.82)	(1.37)
Total from Investment Activities	(1.05)	6.71	1.49		(2.23)	(0.70)	(1.28)
Distributions to Shareholders:
Net investment income	—	(0.17)	(0.15)		—	(0.17)	(0.01)
Net realized gains from investments	—	—	—		(0.39)	(1.25)	(3.39)
Total Distributions to Shareholders	—	(0.17)	(0.15)		(0.39)	(1.42)	(3.40)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.04		—	—	—
Increase from Contribution by Adviser	$—	$—	$—		$—	$—	$0.14
Net Asset Value, End of Period	$21.47	$22.52	$15.98		$14.60	$17.22	$19.34
Total Return (excludes sales charge) (b)	(4.66)%	42.08%	10.50	%(c)	(12.94)%	(3.54)%	(4.74)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$71,117	$76,485	$61,767		$74,837	$123,778	$225,463
Ratio of net expenses to average net assets (d)	1.34%	1.54%	1.65%		1.57%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets (d)	0.90%	0.80%	0.73%		0.60%	0.62%	0.42%
Ratio of gross expenses to average net assets (d) (e)	1.57%	1.66%	1.67%		1.57%	1.69%	1.65%
Portfolio turnover (b) (f)	44%	113%	120%		111%	138%	224%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

44

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$17.07	$12.17		$11.20		$13.43	$15.43	$19.90
Investment Activities:
Net investment income (loss) (a)	0.01	—	(b)	(0.01)		(0.02)	(0.03)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.87)	4.97		1.05		(1.82)	(0.64)	(1.16)
Total from Investment Activities	(0.86)	4.97		1.04		(1.84)	(0.67)	(1.19)
Distributions to Shareholders:
Net investment income	—	(0.07)		(0.11)		—	(0.08)	—
Net realized gains from investments	—	—		—		(0.39)	(1.25)	(3.39)
Total Distributions to Shareholders	—	(0.07)		(0.11)		(0.39)	(1.33)	(3.39)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—		0.04		—	—	—
Increase from Contribution by Adviser	$—	$—		$—		$—	$—	$0.11
Net Asset Value, End of Period	$16.21	$17.07		$12.17		$11.20	$13.43	$15.43
Total Return (excludes contingent deferred sales charge) (c)	(5.04)%	40.96%		9.62	%(d)	(13.68)%	(4.25)%	(5.46)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$13,923	$15,854		$12,273		$15,096	$21,416	$31,349
Ratio of net expenses to average net assets (e)	2.14%	2.34%		2.45%		2.38%	2.45%	2.43%
Ratio of net investment income (loss) to average net assets (e)	0.09%	—	%(f)	(0.09)%		(0.19)%	(0.18)%	(0.21)%
Ratio of gross expenses to average net assets (e) (g)	2.36%	2.46%		2.48%		2.38%	2.45%	2.43%
Portfolio turnover (c) (h)	44%	113%		120%		111%	138%	224%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  Amount is less than 0.005%.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

45

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$21.18	$15.03	$13.76		$16.31	$18.44	$22.97
Investment Activities:
Net investment income (loss) (a)	0.07	0.09	0.07		0.05	0.07	0.07
Net realized and unrealized gains (losses) on investments	(1.08)	6.17	1.30		(2.21)	(0.79)	(1.34)
Total from Investment Activities	(1.01)	6.26	1.37		(2.16)	(0.72)	(1.27)
Distributions to Shareholders:
Net investment income	—	(0.11)	(0.14)		—	(0.16)	—
Net realized gains from investments	—	—	—		(0.39)	(1.25)	(3.39)
Total Distributions to Shareholders	—	(0.11)	(0.14)		(0.39)	(1.41)	(3.39)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.04		—	—	—
Increase from Contribution by Adviser	$—	$—	$—		$—	$—	$0.13
Net Asset Value, End of Period	$20.17	$21.18	$15.03		$13.76	$16.31	$18.44
Total Return (b)	(4.77)%	41.69%	10.26	%(c)	(13.23)%	(3.81)%	(4.95)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,896	$17,875	$15,923		$18,648	$24,143	$28,038
Ratio of net expenses to average net assets (d)	1.58%	1.83%	1.87%		1.87%	1.94%	1.90%
Ratio of net investment income (loss) to average net assets (d)	0.68%	0.50%	0.50%		0.33%	0.36%	0.37%
Ratio of gross expenses to average net assets (d) (e)	1.87%	2.00%	1.87%		1.87%	1.94%	1.90%
Portfolio turnover (b) (f)	44%	113%	120%		111%	138%	224%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

46

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Fund
	Class R6 Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Period Ended December 31, 2016(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$22.81	$16.16	$15.91
Investment Activities:
Net investment income (loss) (b)	0.17	0.34	0.04
Net realized and unrealized gains (losses) on investments	(1.19)	6.57	0.25
Total from Investment Activities	(1.02)	6.91	0.29
Distributions to Shareholders:
Net investment income	—	(0.26)	(0.04)
Total Distributions to Shareholders	—	(0.26)	(0.04)
Net Asset Value, End of Period	$21.79	$22.81	$16.16
Total Return (c)	(4.47)%	42.77%	1.81%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$21,619	$18,762	$64
Ratio of net expenses to average net assets (d)	0.89%	1.03%	1.16%
Ratio of net investment income (loss) to average net assets (d)	1.47%	1.66%	1.79%
Ratio of gross expenses to average net assets (d) (e)	1.23%	1.39%	21.70%
Portfolio turnover (c) (f)	44%	113%	120%

(a)  Class R6 Shares commenced operations on November 15, 2016.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

47

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$22.64	$16.05	$14.61		$17.22	$19.38	$23.92
Investment Activities:
Net investment income (loss) (a)	0.18	0.21	0.18		0.15	0.20	0.10
Net realized and unrealized gains (losses) on investments	(1.20)	6.62	1.37		(2.34)	(0.83)	(1.30)
Total from Investment Activities	(1.02)	6.83	1.55		(2.19)	(0.63)	(1.20)
Distributions to Shareholders:
Net investment income	—	(0.24)	(0.15)		(0.03)	(0.28)	(0.09)
Net realized gains from investments	—	—	—		(0.39)	(1.25)	(3.39)
Total Distributions to Shareholders	—	(0.24)	(0.15)		(0.42)	(1.53)	(3.48)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.04		—	—	—
Increase from Contribution by Adviser	$—	$—	$—		$—	$—	$0.14
Net Asset Value, End of Period	$21.62	$22.64	$16.05		$14.61	$17.22	$19.38
Total Return (b)	(4.51)%	42.59%	10.86	%(c)	(12.73)%	(3.18)%	(4.32)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$197,464	$100,902	$60,277		$98,634	$124,357	$192,620
Ratio of net expenses to average net assets (d)	0.99%	1.18%	1.32%		1.30%	1.31%	1.31%
Ratio of net investment income (loss) to average net assets (d)	1.59%	1.07%	1.17%		0.89%	1.03%	0.46%
Ratio of gross expenses to average net assets (d) (e)	1.24%	1.33%	1.38%		1.30%	1.31%	1.31%
Portfolio turnover (b) (f)	44%	113%	120%		111%	138%	224%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

48

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Small Cap Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Period Ended December 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.13	$9.75		$9.69	$10.31	$10.00
Investment Activities:
Net investment income (loss) (b)	— (c)	0.12		0.04	0.01	0.03
Net realized and unrealized gains (losses) on investments	(0.62)	3.86		0.02	(0.63)	0.28
Total from Investment Activities	(0.62)	3.98		0.06	(0.62)	0.31
Distributions to Shareholders:
Net investment income	—	(0.12)		—	—	—
Net realized gains from investments	—	(3.48)		—	—	—
Total Distributions to Shareholders	—	(3.60)		—	—	—
Net Asset Value, End of Period	$9.51	$10.13		$9.75	$9.69	$10.31
Total Return (excludes sales charge) (d)	(6.12)%	42.55%		0.62%	(6.01)%	3.10%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$466	$1,456		$2,552	$5,083	$6,808
Ratio of net expenses to average net assets (e)	1.75%	1.75%		1.75%	1.92%	1.88%
Ratio of net investment income (loss) to average net assets (e)	0.03%	1.07%		0.44%	0.08%	0.30%
Ratio of gross expenses to average net assets (e) (f)	4.98%	2.94%		2.29%	2.44%	2.29%
Portfolio turnover (d) (g)	103%	227	%(h)	141%	107%	110%

(a)  Class A Shares commenced operations on January 31, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Portfolio turnover increase/decrease due to change within the portfolio holdings during the year.

See notes to financial statements.

49

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Small Cap Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Period Ended December 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.51	$9.34		$9.56	$10.23	$10.00
Investment Activities:
Net investment income (loss) (b)	(0.01)	(0.02)		(0.02)	(0.05)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.61)	3.75		(0.20)	(0.62)	0.27
Total from Investment Activities	(0.62)	3.73		(0.22)	(0.67)	0.23
Distributions to Shareholders:
Net investment income	—	(0.08)		—	—	—
Net realized gains from investments	—	(3.48)		—	—	—
Total Distributions to Shareholders	—	(3.56)		—	—	—
Net Asset Value, End of Period	$8.89	$9.51		$9.34	$9.56	$10.23
Total Return (excludes contingent deferred sales charge) (c)	(6.52)%	41.68%		(2.30)%	(6.55)%	2.30%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$152	$99		$24	$2,617	$2,586
Ratio of net expenses to average net assets (d)	2.50%	2.50%		2.50%	2.54%	2.69%
Ratio of net investment income (loss) to average net assets (d)	(0.16)%	(0.21)%		(0.18)%	(0.50)%	(0.43)%
Ratio of gross expenses to average net assets (d)(e)	15.27%	32.34%		3.12%	3.05%	3.10%
Portfolio turnover (c) (f)	103%	227	%(g)	141%	107%	110%

(a)  Class C Shares commenced operations on January 31, 2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(g)  Portfolio turnover increase/decrease due to change within the portfolio holdings during the year.

See notes to financial statements.

50

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Sophus Emerging Markets Small Cap Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016	Year Ended December 31, 2015	Period Ended December 31, 2014(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.08	$9.75		$9.74	$10.32	$10.00
Investment Activities:
Net investment income (loss) (b)	0.03	0.15		0.06	0.06	0.08
Net realized and unrealized gains (losses) on investments	(0.63)	3.87		0.02	(0.64)	0.26
Total from Investment Activities	(0.60)	4.02		0.08	(0.58)	0.34
Distributions to Shareholders:
Net investment income	—	(0.21)		(0.07)	—	(0.02)
Net realized gains from investments	—	(3.48)		—	—	—
Return of Capital	—	—		—	—	— (c)
Total Distributions to Shareholders	—	(3.69)		(0.07)	—	(0.02)
Net Asset Value, End of Period	$9.48	$10.08		$9.75	$9.74	$10.32
Total Return (d)	(5.95)%	43.02%		0.79%	(5.62)%	3.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$4,624	$5,685		$17,261	$17,581	$18,440
Ratio of net expenses to average net assets (e)	1.50%	1.50%		1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets (e)	0.59%	1.32%		0.62%	0.53%	0.76%
Ratio of gross expenses to average net assets (e) (f)	3.25%	2.13%		1.98%	2.01%	1.91%
Portfolio turnover (d) (g)	103%	227	%(h)	141%	107%	110%

(a)  Class Y Shares commenced operations on January 31,2014.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Amount is less than $0.005 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Portfolio turnover increase/decrease due to change within the portfolio holdings during the year.

See notes to financial statements.

51

Victory Portfolios	Notes to Financial Statements June 30, 2018

  (Unaudited)

1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered	Investment Objectives
Victory RS International Fund ("RS International Fund")	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory RS Global Fund ("RS Global Fund")	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory Sophus Emerging Markets Fund ("Sophus Emerging Markets Fund")	Classes A, C, R, R6 and Y	Seeks to provide long-term capital appreciation
Victory Sophus Emerging Markets Small Cap Fund ("Sophus Emerging Markets Small Cap Fund")	Classes A, C and Y	Seeks to provide long-term capital appreciation

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the six months ended June 30, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
RS International Fund
Common Stocks	$—	$22,205,139	$22,205,139
Preferred Stocks	—	364,719	364,719
Exchange-Traded Funds	247,990	—	247,990
Total	247,990	22,569,858	22,817,848
RS Global Fund
Common Stocks	18,006,730 (a)	14,253,283	32,260,013
Preferred Stocks	190,613	—	190,613
Collateral for Securities Loaned	159,273	—	159,273
Total	18,356,616	14,253,283	32,609,899

53

Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

	LEVEL 1 — Quoted Prices		LEVEL 2 — Other Significant Observable Inputs	Total
	Investments in Securities		Investments in Securities	Investments in Securities
Sophus Emerging Markets Fund
Common Stocks	$62,371,605	(b)	$251,077,069	$313,448,674
Collateral for Securities Loaned	13,988,817		—	13,988,817
Total	76,360,422		251,077,069	327,437,491
Sophus Emerging Markets Small Cap Fund
Common Stocks	617,549	(c)	4,526,929	5,144,478
Collateral for Securities Loaned	36,686		—	36,686
Total	654,235		4,526,929	5,181,164

(a)  All securities categorized as United States, Bermuda, Brazil, Canada, Ireland and Mexico.

(b)  All securities categorized as Brazil, Chile, Colombia, Mexico and all ADRs.

(c)  All securities categorized as Brazil, Chile, Colombia, Mexico and all ADRs.

As of June 30, 2018, the following transfers between Level 1 and Level 2 are due to application of evaluated bid prices for certain portfolio holdings:

RS Global Fund	Transfers from Level 2 to Level 1
Preferred Stocks	$190,613

Real Estate Investment Trusts ("REITS"):

The Funds may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

54

Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2018, the Funds had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

55

Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity for cash collateral, and greater than overnight and continuous contractual maturity for non-cash collateral.

	Gross Amount of Recognized Assets (Value of	Value of Cash	Value of Non-cash Collateral Received by Maturity
	Securities on Loan)	Collateral Received	<30 Days	Between 30 & 90 Days	>90 Days	Net Amount
RS Global Fund	$147,124	$159,273	$—	$—	$—	$12,149
Sophus Emerging Markets Fund	13,891,408	13,988,817	—	—	—	97,409
Sophus Emerging Markets Small Cap Fund	76,401	36,686	—	41,938	4,696	6,919

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid annually for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

56

Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2018, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2018 were as follows:

	Purchases	Sales
RS International Fund	$5,574,222	$6,920,677
RS Global Fund	11,020,137	10,448,234
Sophus Emerging Markets Fund	228,598,263	120,438,447
Sophus Emerging Markets Small Cap Fund	6,287,612	7,849,014

For the six months ended June 30, 2018, there were no purchases or sales of U.S. Government Securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings Inc., a publicly traded Delaware corporation and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser

57

Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
RS International Fund	0.80%
RS Global Fund	0.80%
Sophus Emerging Markets Fund	1.00%
Sophus Emerging Markets Small Cap Fund	1.25%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trusts and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor and FIS are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended June 30, 2018, the Distributor received approximately $14,355 from commissions earned on sales of Class A Shares and FIS received $676 from redemptions of Class C Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess

58

Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2018, the expense limits (excluding voluntary waivers) are as follows:

	Class	Expense Limit(a)		Expense Limit
RS International Fund	Class A Shares	1.13%		N/A
RS International Fund	Class C Shares	1.88%		N/A
RS International Fund	Class R Shares	1.38%		N/A
RS International Fund	Class Y Shares	0.88%		N/A
RS Global Fund	Class A Shares	0.85%		1.09	%(c)
RS Global Fund	Class C Shares	1.60%		1.84	%(c)
RS Global Fund	Class R Shares	1.10%		1.34	%(c)
RS Global Fund	Class Y Shares	0.60%		0.84	%(c)
Sophus Emerging Markets Fund	Class A Shares	1.34	%(b)	N/A
Sophus Emerging Markets Fund	Class C Shares	2.14	%(b)	N/A
Sophus Emerging Markets Fund	Class R Shares	1.58	%(b)	N/A
Sophus Emerging Markets Fund	Class R6 Shares	0.89	%(b)	N/A
Sophus Emerging Markets Fund	Class Y Shares	0.99	%(b)	N/A
Sophus Emerging Markets Small Cap Fund	Class A Shares	1.75%		N/A
Sophus Emerging Markets Small Cap Fund	Class C Shares	2.50%		N/A
Sophus Emerging Markets Small Cap Fund	Class Y Shares	1.50%		N/A

(a)  In effect until at least April 30, 2019 (unless otherwise noted).

(b)  In effect until at least July 31, 2019.

(c)  Was in effect until May 31, 2018.

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

As of June 30, 2018, the following amounts are available to be repaid to the Adviser.

	Expires 12/31/2019	Expires 12/31/2020	Expires 12/31/2021	Total
RS International Fund	$54,419	$178,334	$73,141	$305,894
RS Global Fund	40,586	181,379	76,474	298,439
Sophus Emerging Markets Fund	54,398	287,244	357,184	698,826
Sophus Emerging Markets Small Cap Fund	41,003	157,277	65,601	263,881

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2018.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator and Fund Accountant, Sub-Administrator and Sub-Fund Accountant, and Legal.

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5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Trust, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement was subsequently amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2018, Citibank earned approximately $74,384 in commitment fees from the Trusts. Each fund in the Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2018, the interest rate on outstanding borrowings was 3.10%.

The average loans for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2018 were as follows:

Fund	Amount Outstanding at June 30, 2018	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate	Maximum Borrowing During the Period
Sophus Emerging Markets Small Cap Fund	$—	$663,636	11	2.67%	$900,000

*  For the six months ended June 30, 2018, based on the number of days borrowings were outstanding.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows the Funds to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. Interest paid

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by each Fund during the period is presented on the Statements of Operations under Interest expense on Interfund Lending.

The average borrowing and lending for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2018 were as follows:

Fund	Borrower or Lender	Amount Outstanding at June 30, 2018	Average Borrowing/ Lending*	Days Borrowing/ Lending Outstanding	Average Interest Rate	Maximum Borrowing During the Period
RS International Fund	Borrower	$—	$87,000	$3	2.19%	$87,000
RS Global Fund	Borrower	—	202,000	3	2.19%	202,000
Sophus Emerging Markets Small Cap Fund	Borrower	—	335,667	6	2.16%	608,000

*  For the six months ended June 30, 2018, based on the number of days borrowings were outstanding.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending December 31, 2018.

The tax character of distributions paid during the most recent tax year ended December 31, 2017, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended December 31, 2017
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
RS International Fund	$421,635	$—	$421,635	$—	$421,635
RS Global Fund	2,099,092	1,133,465	3,232,557	222,009	3,454,566
Sophus Emerging Markets Fund	1,983,829	—	1,983,829	—	1,983,829
Sophus Emerging Markets Small Cap Fund	2,808,292	2,493,660	5,301,952	—	5,301,952

As of the most recent tax year ended December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
RS International Fund	$451,537	$—	$451,537	$(1,020,470)	$—	$4,060,101	$3,491,168
RS Global Fund	—	—	—	—	—	7,697,513	7,697,513
Sophus Emerging Markets Fund	—	9,802,010	9,802,010	—	(215,117)	50,869,097	60,455,990
Sophus Emerging Markets Small Cap Fund	339,761	121,333	461,094	—	—	1,126,802	1,587,896

*  Late-year ordinary specified losses are comprised of post-October specified losses and post-October capital losses incurred after October 31, 2017. These losses are deemed to arise on the first day of the Fund's next taxable year.

**  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and mark to market adjustments on passive foreign investment companies.

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As of the most recent tax year ended December 31, 2017, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
RS International Fund	$1,020,470	$—	$1,020,470

During the most recent tax year ended December 31, 2017, the RS International Fund, Sophus Emerging Markets Fund and Sophus Emerging Markets Small Cap Fund utilized $1,544,260, $20,997,703 and $974,997, respectively, of capital loss carryforwards.

At June 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RS International Fund	$20,143,484	$3,810,454	$(1,136,090)	$2,674,364
RS Global Fund	25,494,220	7,801,768	(686,089)	7,115,679
Sophus Emerging Markets Fund	310,143,371	36,526,529	(19,232,409)	17,294,120
Sophus Emerging Markets Small Cap Fund	5,180,254	555,093	(554,183)	910

8.  Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
Gerlach Nominee and Co LLC	RS Global Fund	34.8%
Gerlach Nominee and Co LLC	Sophus Emerging Markets Small Cap Fund	54.5%

10.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules''). The Rules introduced two new regulatory reporting forms for investment companies,

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Form N-PORT and Form N-CEN. The Funds' compliance date for Form N-PORT is June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Funds will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds' compliance date for Form N-CEN is June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The Funds' adoption of these amendments have no effect on the Funds' net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

11.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

63

Victory Portfolios	Supplemental Information June 30, 2018

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 42 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	May 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 71	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.)(since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016); and Managing Partner (August 2014-January 2016) Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017). Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	December 1997	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18-6/30/18*	Annualized Net Expense Ratio During Period 1/1/18-6/30/18
RS International Fund
Class A Shares	$1,000.00	$985.10	$5.56	1.13%
Class C Shares	1,000.00	982.00	9.24	1.88%
Class R Shares	1,000.00	984.10	6.79	1.38%
Class Y Shares	1,000.00	986.60	4.33	0.88%
RS Global Fund
Class A Shares	1,000.00	1,018.00	5.25	1.05%
Class C Shares	1,000.00	1,014.50	8.99	1.80%
Class R Shares	1,000.00	1,017.10	6.50	1.30%
Class Y Shares	1,000.00	1,019.80	4.01	0.80%
Sophus Emerging Markets Fund
Class A Shares	1,000.00	953.40	6.49	1.34%
Class C Shares	1,000.00	949.60	10.34	2.14%
Class R Shares	1,000.00	952.30	7.65	1.58%
Class R6 Shares	1,000.00	955.30	4.31	0.89%
Class Y Shares	1,000.00	954.90	4.80	0.99%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Portfolios	Supplemental Information — continued June 30, 2018

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	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18-6/30/18*	Annualized Net Expense Ratio During Period 1/1/18-6/30/18
Sophus Emerging Markets Small Cap Fund
Class A Shares	$1,000.00	$938.80	$8.41	1.75%
Class C Shares	1,000.00	934.80	11.99	2.50%
Class Y Shares	1,000.00	940.50	7.22	1.50%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Portfolios	Supplemental Information — continued June 30, 2018

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period 1/1/18-6/30/18*	Annualized Expense Ratio During Period 1/1/18-6/30/18
RS International Fund
Class A Shares	$1,000.00	$1,019.19	$5.66	1.13%
Class C Shares	1,000.00	1,015.47	9.39	1.88%
Class R Shares	1,000.00	1,017.95	6.90	1.38%
Class Y Shares	1,000.00	1,020.43	4.41	0.88%
RS Global Fund
Class A Shares	1,000.00	1,019.59	5.26	1.05%
Class C Shares	1,000.00	1,015.87	9.00	1.80%
Class R Shares	1,000.00	1,018.35	6.51	1.30%
Class Y Shares	1,000.00	1,020.83	4.01	0.80%
Sophus Emerging Markets Fund
Class A Shares	1,000.00	1,018.15	6.71	1.34%
Class C Shares	1,000.00	1,014.18	10.69	2.14%
Class R Shares	1,000.00	1,016.96	7.90	1.58%
Class R6 Shares	1,000.00	1,020.38	4.46	0.89%
Class Y Shares	1,000.00	1,019.89	4.96	0.99%
Sophus Emerging Markets Small Cap Fund
Class A Shares	1,000.00	1,016.12	8.75	1.75%
Class C Shares	1,000.00	1,012.40	12.47	2.50%
Class Y Shares	1,000.00	1,017.36	7.50	1.50%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Portfolio Holdings:

(As a Percentage of Total Investments)

RS International Fund	RS Global Fund

Sophus Emerging Markets Fund	Sophus Emerging Markets Small Cap Fund

71

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSIF-SAR (6/18)

June 30, 2018

Semi Annual Report

Victory RS Partners Fund

Victory RS Value Fund

Victory RS Large Cap Alpha Fund

Victory RS Investors Fund

Victory Global Natural Resources Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios

Financial Statements
The Victory Value Funds
Victory RS Partners Fund
Schedule of Portfolio Investments	3
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	20-22
Financial Highlights	25-27
Victory RS Value Fund
Schedule of Portfolio Investments	6
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	20-22
Financial Highlights	28-31
Victory RS Large Cap Alpha Fund
Schedule of Portfolio Investments	9
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	20-22
Financial Highlights	32-35
Victory RS Investors Fund
Schedule of Portfolio Investments	12
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	23-24
Financial Highlights	36-39
Victory Global Natural Resources Fund
Schedule of Portfolio Investments	14
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Changes in Net Assets	23-24
Financial Highlights	40-43
Notes to Financial Statements	44
Supplemental Information	56
Trustee and Officer Information	56
Proxy Voting and Form N-Q Information	59
Expense Examples	59
Portfolio Holdings	62
Privacy Policy (inside back cover)

1

The Funds are distributed by Victory Capital Advisers, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at www.vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

2

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.0%)
Banks (16.6%):
Associated Banc-Corp.	775,887	$21,181,714
Chemical Financial Corp. (a)	117,165	6,522,576
Columbia Banking System, Inc. (a)	183,876	7,520,528
First Horizon National Corp.	554,944	9,900,200
Hancock Holding Co.	97,527	4,549,635
Independent Bank Group, Inc.	94,390	6,305,252
Renasant Corp. (a)	145,013	6,600,992
South State Corp.	66,430	5,729,588
Synovus Financial Corp.	175,069	9,248,895
UMB Financial Corp. (a)	89,482	6,821,213
Union Bankshares Corp. (a)	200,490	7,795,051
		92,175,644
Capital Markets (0.9%):
Federated Investors, Inc., Class B (a)	214,912	5,011,748
Consumer Discretionary (9.9%):
Cooper-Standard Holding (b)	56,220	7,346,267
Jack in the Box, Inc.	121,740	10,362,509
Liberty Expedia Holdings, Inc., Class A (b)	513,287	22,553,831
Penske Automotive Group, Inc.	304,941	14,286,486
		54,549,093
Consumer Staples (3.7%):
Hostess Brands, Inc. (a) (b)	627,541	8,534,558
Nomad Foods Ltd. (b)	140,840	2,702,720
Performance Food Group Co. (b)	256,535	9,414,835
		20,652,113
Energy (6.7%):
Energen Corp. (b)	103,867	7,563,595
Kosmos Energy Ltd. (a) (b)	1,390,637	11,500,568
Peyto Exploration & Development Corp. (a)	753,790	5,803,237
RPC, Inc. (a)	308,180	4,490,183
SRC Energy, Inc. (a) (b)	758,854	8,362,571
		37,720,154
Health Care (4.7%):
Allscripts Healthcare Solutions, Inc. (b)	706,330	8,475,960
NuVasive, Inc. (a) (b)	197,240	10,280,149
Qurate Retail, Inc. (b)	357,618	7,588,654
		26,344,763

See notes to financial statements.

3

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Industrials (9.3%):
Advanced Disposal Services, Inc. (b)	442,143	$10,956,304
Atkore International Group, Inc. (b)	538,540	11,185,476
Azul SA, ADR (a) (b)	292,929	4,792,318
H&E Equipment Services, Inc.	24,890	936,113
Regal Beloit Corp. (a)	89,918	7,355,292
Rexnord Corp. (b)	124,930	3,630,466
Rush Enterprises, Inc., Class A (b)	128,870	5,590,381
SkyWest, Inc.	130,610	6,778,659
		51,225,009
Information Technology (13.9%):
Belden, Inc. (a)	197,709	12,083,974
CommVault Systems, Inc. (b)	205,023	13,500,764
Cray, Inc. (a) (b)	469,930	11,560,278
Euronet Worldwide, Inc. (a) (b)	255,420	21,396,533
Verint Systems, Inc. (b)	425,690	18,879,351
		77,420,900
Insurance (8.9%):
Axis Capital Holdings Ltd.	154,380	8,586,616
Hanover Insurance Group, Inc.	33,160	3,964,610
Primerica, Inc.	83,543	8,320,883
Torchmark Corp.	169,080	13,764,802
United Fire Group, Inc.	64,080	3,493,001
White Mountains Insurance Group Ltd.	12,610	11,432,352
		49,562,264
Materials (5.7%):
Commercial Metals Co.	202,388	4,272,411
Compass Minerals International, Inc. (a)	124,876	8,210,597
Crown Holdings, Inc. (a) (b)	192,060	8,596,606
Silgan Holdings, Inc.	53,480	1,434,868
Summit Materials, Inc., Class A (b)	360,707	9,468,559
		31,983,041
Mortgage Real Estate Investment Trusts (1.0%):
Redwood Trust, Inc.	348,280	5,736,172
Real Estate (7.5%):
Corporate Office Properties Trust	49,570	1,437,034
Education Realty Trust, Inc.	169,850	7,048,775
Equity Commonwealth (b)	739,941	23,308,141
Spirit MTA (b)	46,817	482,215
Spirit Realty Capital, Inc.	1,023,810	8,221,194
Terreno Realty Corp.	37,140	1,399,064
		41,896,423
Thrifts & Mortgage Finance (3.2%):
Essent Group Ltd. (b)	490,552	17,571,573

See notes to financial statements.

4

Victory Portfolios Victory RS Partners Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Utilities (5.0%):
Black Hills Corp. (a)	194,335	$11,895,245
El Paso Electric Co.	128,100	7,570,710
South Jersey Industries, Inc. (a)	247,560	8,285,833
		27,751,788
Total Common Stocks (Cost $432,587,176)		539,600,685
Preferred Stocks (0.3%)
Health Care (0.3%):
WellDoc, Inc. (c) (d)	1,587,483	1,942,920
Total Preferred Stock (Cost $1,942,920)		1,942,920
Collateral for Securities Loaned (9.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (e)	7,216,482	7,216,482
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (e)	6,560,675	6,560,675
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (e)	14,836,423	14,836,423
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (e)	3,279,951	3,279,951
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (e)	17,055,271	17,055,271
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (e)	5,903,911	5,903,911
Total Collateral for Securities Loaned (Cost $54,852,713)		54,852,713
Total Investments (Cost $489,382,809) — 107.2%		596,396,318
Liabilities in excess of other assets — (7.2)%		(40,229,134)
NET ASSETS — 100.00%		$556,167,184

(a)  All or a portion of this security is on loan.

(b)  Non-income producing security.

(c)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2018, illiquid securities were 0.3% of the Fund's net assets.

(d)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of the Fund's net assets as of June 30, 2018. This security is classified as Level 3 within the fair value hierarchy. (See Note 2)

(e)  Rate disclosed is the daily yield on June 30, 2018.

ADR — American Depositary Receipt

See notes to financial statements.

5

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.6%)
Consumer Discretionary (12.6%):
Aramark	267,765	$9,934,081
Delphi Technologies PLC	114,780	5,217,899
Expedia, Inc.	132,620	15,939,598
LKQ Corp. (a)	368,820	11,765,358
MGM Resorts International	336,490	9,768,305
Penske Automotive Group, Inc.	105,520	4,943,612
		57,568,853
Consumer Staples (4.1%):
Performance Food Group Co. (a)	122,710	4,503,457
Post Holdings, Inc. (a) (b)	161,840	13,921,477
		18,424,934
Energy (7.8%):
Devon Energy Corp.	211,633	9,303,387
Energen Corp. (a)	80,238	5,842,931
Noble Energy, Inc. (b)	249,735	8,810,651
Range Resources Corp. (b)	379,610	6,350,875
RPC, Inc. (b)	385,770	5,620,669
		35,928,513
Financials (21.8%):
American International Group, Inc.	248,690	13,185,544
Brown & Brown, Inc.	461,840	12,806,823
Capital One Financial Corp.	120,320	11,057,408
Comerica, Inc.	142,493	12,955,464
E*TRADE Financial Corp. (a)	171,500	10,488,940
KeyCorp	513,480	10,033,399
Renaissancere Holdings Ltd.	111,170	13,375,974
Unum Group	178,390	6,598,646
Voya Financial, Inc. (b)	189,890	8,924,830
		99,427,028
Health Care (7.7%):
Allergan PLC	93,080	15,518,298
NuVasive, Inc. (a) (b)	70,680	3,683,842
Qurate Retail, Inc. (a) (b)	297,950	6,322,499
Zimmer Biomet Holdings, Inc. (b)	84,400	9,405,536
		34,930,175
Industrials (6.5%):
Azul SA, ADR (a) (b)	266,970	4,367,629
Crane Co.	81,190	6,505,755
Sensata Technologies Holding PLC (a)	119,350	5,678,673
Southwest Airlines Co.	134,230	6,829,622
Timken Co. (b)	132,900	5,787,795
		29,169,474

See notes to financial statements.

6

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Information Technology (12.3%):
Belden, Inc. (b)	85,940	$5,252,653
Cognizant Technology Solutions Corp., Class A	114,581	9,050,753
CommVault Systems, Inc. (a)	24,140	1,589,619
Euronet Worldwide, Inc. (a) (b)	192,923	16,161,160
FleetCor Technologies, Inc. (a)	36,360	7,659,234
NCR Corp. (a)	243,350	7,295,633
Verint Systems, Inc. (a)	200,120	8,875,322
		55,884,374
Materials (8.4%):
Ball Corp. (b)	391,230	13,908,226
Compass Minerals International, Inc. (b)	49,830	3,276,323
Crown Holdings, Inc. (a)	103,020	4,611,175
Sealed Air Corp. (b)	296,020	12,566,048
WestRock Co.	71,580	4,081,492
		38,443,264
Real Estate (9.7%):
Equity Commonwealth (a)	543,493	17,120,029
Invitation Homes, Inc. (b)	507,900	11,712,174
MGM Growth Properties LLC, Series A (b)	221,530	6,747,804
Spirit MTA (a)	96,561	994,578
Spirit Realty Capital, Inc.	965,610	7,753,848
		44,328,433
Utilities (5.7%):
AES Corp.	454,730	6,097,929
Atmos Energy Corp.	61,069	5,504,760
DTE Energy Co. (b)	46,005	4,767,498
WEC Energy Group, Inc.	77,635	5,019,103
Xcel Energy, Inc.	112,425	5,135,574
		26,524,864
Total Common Stocks (Cost $394,023,615)		440,629,912

See notes to financial statements.

7

Victory Portfolios Victory RS Value Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (10.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	6,513,938	$6,513,938
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	5,921,976	5,921,976
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	13,392,058	13,392,058
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	2,960,639	2,960,639
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	15,394,896	15,394,896
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	5,329,150	5,329,150
Total Collateral for Securities Loaned (Cost $49,512,657)		49,512,657
Total Investments (Cost $443,536,272) — 107.5%		490,142,569
Liabilities in excess of other assets — (7.5)%		(34,359,164)
NET ASSETS — 100.00%		$455,783,405

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2018.

ADR — American Depositary Receipt

LLC — Limited Liability Company

PLC — Public Limited Company

See notes to financial statements.

8

Victory Portfolios Victory RS Large Cap Alpha Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.1%)
Banks (10.1%):
Comerica, Inc.	189,260	$17,207,519
JPMorgan Chase & Co.	174,360	18,168,312
The PNC Financial Services Group, Inc.	100,950	13,638,345
U.S. Bancorp	198,900	9,948,978
		58,963,154
Capital Markets (2.0%):
E*TRADE Financial Corp. (a)	187,410	11,461,996
Consumer Discretionary (6.3%):
Aramark	174,370	6,469,127
Booking Holdings, Inc. (a)	4,720	9,567,865
LKQ Corp. (a)	231,600	7,388,040
MGM Resorts International	460,000	13,353,800
		36,778,832
Consumer Finance (1.9%):
Capital One Financial Corp.	122,540	11,261,426
Consumer Staples (8.4%):
CVS Health Corp.	226,545	14,578,171
Mondelez International, Inc., Class A	478,760	19,629,160
Post Holdings, Inc. (a) (b)	173,160	14,895,223
		49,102,554
Energy (11.8%):
Chevron Corp.	106,125	13,417,383
Devon Energy Corp.	273,928	12,041,875
Enterprise Products Partners LP (b)	455,730	12,610,049
EQT Corp.	225,120	12,422,122
Helmerich & Payne, Inc.	91,030	5,804,073
Noble Energy, Inc. (b)	364,704	12,866,757
		69,162,259
Health Care (8.9%):
Allergan PLC	117,234	19,545,252
Qurate Retail, Inc. (a)	390,721	8,291,100
UnitedHealth Group, Inc.	46,775	11,475,778
Zimmer Biomet Holdings, Inc.	108,530	12,094,583
		51,406,713
Industrials (6.4%):
Eaton Corp. PLC	116,460	8,704,220
Sensata Technologies Holding PLC (a) (b)	179,490	8,540,134
Southwest Airlines Co.	227,300	11,565,024
Union Pacific Corp.	57,250	8,111,180
		36,920,558
See notes to financial statements.

9

Victory Portfolios Victory RS Large Cap Alpha Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Information Technology (14.1%):
Alphabet, Inc., Class A (a)	23,090	$26,072,997
Cognizant Technology Solutions Corp., Class A	146,577	11,578,117
FleetCor Technologies, Inc. (a)	51,400	10,827,410
Microsoft Corp.	114,370	11,278,026
Visa, Inc., Class A	167,040	22,124,448
		81,880,998
Insurance (14.1%):
Aflac, Inc.	262,400	11,288,448
American International Group, Inc.	378,770	20,082,386
Arch Capital Group Ltd. (a)	455,640	12,056,234
Brown & Brown, Inc.	638,640	17,709,488
Cincinnati Financial Corp.	165,810	11,086,057
Unum Group	276,590	10,231,064
		82,453,677
Materials (6.5%):
Ball Corp. (b)	478,760	17,019,918
Lyondellbasell Industries NV, Class A	40,349	4,432,338
Sealed Air Corp.	376,780	15,994,311
		37,446,567
Real Estate (4.3%):
Equity Commonwealth (a)	392,220	12,354,930
Invitation Homes, Inc.	547,790	12,632,037
		24,986,967
Utilities (3.3%):
Duke Energy Corp.	133,920	10,590,394
Exelon Corp.	196,350	8,364,510
		18,954,904
Total Common Stocks (Cost $476,714,428)		570,780,605

See notes to financial statements.

10

Victory Portfolios Victory RS Large Cap Alpha Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (6.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	4,585,098	$4,585,098
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	4,168,422	4,168,422
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	9,426,540	9,426,540
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	2,083,965	2,083,965
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	10,836,318	10,836,318
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	3,751,137	3,751,137
Total Collateral for Securities Loaned (Cost $34,851,480)		34,851,480
Total Investments (Cost $511,565,908) — 104.1%		605,632,085
Liabilities in excess of other assets — (4.1)%		(23,688,515)
NET ASSETS — 100.00%		$581,943,570

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2018.

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

11

Victory Portfolios Victory RS Investors Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Banks (7.8%):
Associated Banc-Corp.	68,920	$1,881,516
Comerica, Inc.	21,910	1,992,057
		3,873,573
Capital Markets (2.8%):
E*TRADE Financial Corp. (a)	22,895	1,400,258
Consumer Discretionary (9.9%):
Liberty Expedia Holdings, Inc., Class A (a)	64,830	2,848,631
LKQ Corp. (a)	62,740	2,001,406
		4,850,037
Consumer Staples (12.9%):
CVS Health Corp.	23,570	1,516,730
Mondelez International, Inc., Class A	54,600	2,238,600
Post Holdings, Inc. (a) (b)	31,090	2,674,361
		6,429,691
Energy (9.4%):
Energen Corp. (a)	20,920	1,523,394
EQT Corp. (b)	22,000	1,213,960
Noble Energy, Inc.	54,012	1,905,544
		4,642,898
Health Care (7.3%):
Allergan PLC	14,873	2,479,627
Allscripts Healthcare Solutions, Inc. (a)	96,400	1,156,800
		3,636,427
Information Technology (17.1%):
Alphabet, Inc., Class A (a)	2,112	2,384,849
CommVault Systems, Inc. (a)	6,835	450,085
Euronet Worldwide, Inc. (a) (b)	27,460	2,300,324
NCR Corp. (a)	45,490	1,363,790
Verint Systems, Inc. (a)	43,050	1,909,267
		8,408,315
Insurance (11.0%):
American International Group, Inc. (b)	25,700	1,362,614
Brown & Brown, Inc.	84,680	2,348,176
Renaissancere Holdings Ltd.	14,430	1,736,218
		5,447,008
Materials (9.9%):
Ball Corp. (b)	58,240	2,070,432
Compass Minerals International, Inc. (b)	14,596	959,687
Sealed Air Corp.	44,410	1,885,205
		4,915,324
Real Estate (5.9%):
Equity Commonwealth (a)	92,220	2,904,930

See notes to financial statements.

12

Victory Portfolios Victory RS Investors Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Thrifts & Mortgage Finance (3.7%):
Essent Group Ltd. (a)	50,400	$1,805,328
Total Common Stocks (Cost $42,903,860)		48,313,789
Collateral for Securities Loaned (10.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	698,988	698,988
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	635,467	635,467
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	1,437,056	1,437,056
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	317,696	317,696
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	1,651,974	1,651,974
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	571,853	571,853
Total Collateral for Securities Loaned (Cost $5,313,034)		5,313,034
Total Investments (Cost $48,216,894) — 108.5%		53,626,823
Liabilities in excess of other assets — (8.5)%		(4,217,717)
NET ASSETS — 100.00%		$49,409,106

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2018.

PLC — Public Limited Company

See notes to financial statements.

13

Victory Portfolios Victory Global Natural Resources Fund	Schedule of Portfolio Investments June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Common Stocks (91.4%)
Energy Equipment & Services (2.7%):
Covia Holdings Corp. (a) (b)	988,104	$18,339,210
U.S. Silica Holdings, Inc. (b)	655,225	16,832,730
		35,171,940
Materials (23.0%):
First Quantum Minerals Ltd.	6,761,356	99,632,914
HudBay Minerals, Inc.	168,065	937,175
Taseko Mines Ltd. (a)	3,836,051	4,142,935
Turquoise Hill Resources Ltd. (a) (b)	67,369,596	191,329,653
		296,042,677
Oil, Gas & Consumable Fuels (65.7%):
Antero Resources Corp. (a) (b)	5,543,399	118,351,570
ARC Resources Ltd. (b)	1,241,410	12,824,913
Centennial Resource Development, Inc. (a) (b)	2,624,242	47,393,810
Denbury Resources, Inc. (a) (b)	9,418,587	45,303,403
EOG Resources, Inc.	116,400	14,483,652
EQT Corp. (b)	471,471	26,015,770
Kosmos Energy Ltd. (a) (b)	1,869,314	15,459,227
Laredo Petroleum, Inc. (a) (b)	9,803,879	94,313,316
Noble Energy, Inc.	1,726,023	60,894,091
Occidental Petroleum Corp.	740,200	61,939,936
Ophir Energy PLC (a)	7,078,557	4,716,796
Peyto Exploration & Development Corp. (b)	5,743,296	44,216,170
Range Resources Corp. (b)	7,926,745	132,614,445
SRC Energy, Inc. (a) (b)	5,648,718	62,248,872
Tourmaline Oil Corp.	2,676,570	47,830,072
Whitecap Resources, Inc.	8,710,023	59,038,649
		847,644,692
Total Common Stocks (Cost $1,269,074,143)		1,178,859,309

See notes to financial statements.

14

Victory Portfolios Victory Global Natural Resources Fund	Schedule of Portfolio Investments — continued June 30, 2018

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (14.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 2.06% (c)	25,078,389	$25,078,389
Fidelity Investments Prime Money Market Portfolio, Class I, 2.07% (c)	22,799,360	22,799,360
Fidelity Investments Money Market Government Portfolio, Class I, 1.81% (c)	51,558,864	51,558,864
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 2.16% (c)	11,398,335	11,398,335
JPMorgan Prime Money Market Fund, Capital Class, 2.05% (c)	59,269,704	59,269,704
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 2.12% (c)	20,517,004	20,517,004
Total Collateral for Securities Loaned (Cost $190,621,656)		190,621,656
Total Investments (Cost $1,459,695,799) — 106.2%		1,369,480,965
Liabilities in excess of other assets — (6.2)%		(80,004,498)
NET ASSETS — 100.00%		$1,289,476,467

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on June 30, 2018.

PLC — Public Limited Company

See notes to financial statements.

15

Victory Portfolios	Statements of Assets and Liabilities June 30, 2018

  (Unaudited)

	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
ASSETS:
Investments, at value (Cost $489,382,809, $443,536,272 and $511,565,908)	$596,396,318	(a)	$490,142,569	(b)	$605,632,085	(c)
Cash and cash equivalents	15,788,534		15,773,579		12,732,282
Interest and dividends receivable	596,992		451,328		364,468
Receivable for capital shares issued	168,254		78,681		67,974
Receivable for investments sold	3,832,316		2,729,302		—
Receivable from Adviser	36,485		9,259		24,104
Prepaid expenses	33,618		40,657		38,700
Total Assets	616,852,517		509,225,375		618,859,613
LIABILITIES:
Securities lending collateral	54,852,713		49,512,657		34,851,480
Payable for investments purchased	4,538,641		2,798,472		634,349
Payable for capital shares redeemed	647,786		587,913		1,004,182
Accrued expenses and other payables:
Investment advisory fees	467,510		325,252		244,575
Administration fees	28,518		23,343		29,764
Custodian fees	1,994		979		4,011
Transfer agent fees	54,058		110,093		32,948
Chief Compliance Officer fees	414		320		371
12b-1 fees	24,829		28,798		66,797
Other accrued expenses	68,870		54,143		47,566
Total Liabilities	60,685,333		53,441,970		36,916,043
NET ASSETS:
Capital	391,764,390		365,723,564		418,709,590
Accumulated net investment income (loss)	323,195		1,177,916		5,939,176
Accumulated net realized gains (losses) from investments	57,065,830		42,275,628		63,228,627
Net unrealized appreciation (depreciation) on investments	107,013,769		46,606,297		94,066,177
Net Assets	$556,167,184		$455,783,405		$581,943,570
Net Assets
Class A Shares	$232,774,317		$220,337,233		$520,654,341
Class C Shares	—		13,094,518		24,305,372
Class R Shares	2,081,528		1,399,579		9,108,596
Class Y Shares	321,311,339		220,952,075		27,875,261
Total	$556,167,184		$455,783,405		$581,943,570
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	7,960,630		8,454,391		9,110,367
Class C Shares	—		556,300		488,306
Class R Shares	76,885		56,276		160,410
Class Y Shares	10,448,351		8,289,284		489,160
Total	18,485,866		17,356,251		10,248,243
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$29.24		$26.06		$57.15
Class C Shares (d)	$—		$23.54		$49.77
Class R Shares	$27.07		$24.87		$56.78
Class Y Shares	$30.75		$26.66		$56.99
Maximum Sales Charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$31.02		$27.65		$60.64

(a)  Includes $53,815,483 of securities on loan.

(b)  Includes $48,120,227 of securities on loan.

(c)  Includes $34,055,242 of securities on loan.

(d)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

16

Victory Portfolios	Statements of Assets and Liabilities June 30, 2018

  (Unaudited)

	Victory RS Investors Fund	Victory Global Natural Resources Fund
ASSETS:
Investments, at value (Cost $48,216,894 and $1,459,695,799)	$53,626,823 (a)	$1,369,480,965 (b)
Cash and cash equivalents	1,224,379	105,914,185
Interest and dividends receivable	21,575	1,179,920
Receivable for capital shares issued	11,786	229,974
Receivable for investments sold	—	8,892,299
Receivable from Adviser	14,803	48,493
Prepaid expenses	24,775	38,679
Total Assets	54,924,141	1,485,784,515
LIABILITIES:
Securities lending collateral	5,313,034	190,621,656
Payable to custodian	—	10,671
Payable for investments purchased	—	2,806,737
Payable for capital shares redeemed	129,182	1,459,758
Accrued expenses and other payables:
Investment advisory fees	42,029	1,067,820
Administration fees	2,564	64,632
Custodian fees	1,646	17,161
Transfer agent fees	8,882	117,422
Chief Compliance Officer fees	44	993
12b-1 fees	6,252	31,846
Other accrued expenses	11,402	109,352
Total Liabilities	5,515,035	196,308,048
NET ASSETS:
Capital	39,212,938	2,691,814,844
Accumulated net investment income (loss)	(173,691)	(3,197,984)
Accumulated net realized gains (losses) from investments	4,959,930	(1,308,929,331)
Net unrealized appreciation (depreciation) on investments	5,409,929	(90,211,062)
Net Assets	$49,409,106	$1,289,476,467
Net Assets
Class A Shares	$18,501,233	$243,029,758
Class C Shares	9,416,698	16,554,656
Class R Shares	1,322,412	2,315,631
Class Y Shares	20,168,763	1,027,576,422
Total	$49,409,106	$1,289,476,467
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	1,322,041	10,385,133
Class C Shares	737,854	779,074
Class R Shares	102,521	104,280
Class Y Shares	1,414,104	42,283,138
Total	3,576,520	53,551,625
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$13.99	$23.40
Class C Shares (c)	$12.76	$21.25
Class R Shares	$12.90	$22.21
Class Y Shares	$14.26	$24.30
Maximum Sales Charge — Class A Shares	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$14.84	$24.83

(a)  Includes $5,165,180 of securities on loan.

(b)  Includes $186,097,704 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

17

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

	Victory RS Partners Fund	Victory RS Value Fund	Victory RS Large Cap Alpha Fund
Investment Income:
Dividend income	$3,842,713	$3,906,473	$4,290,411
Interest income	70,286	42,721	31,188
Securities lending income	56,797	81,250	25,293
Foreign tax withholding	(24,563)	—	—
Total Income	3,945,233	4,030,444	4,346,892
Expenses:
Investment advisory fees	2,871,050	2,035,246	1,499,865
Administration fees	170,330	135,781	177,653
12b-1 fees — Class A Shares	303,898	286,186	664,379
12b-1 fees — Class C Shares	—	76,876	137,909
12b-1 fees — Class R Shares	5,208	3,815	25,037
Custodian fees	16,443	15,695	13,415
Transfer agent fees	25,899	19,103	19,038
Transfer agent fees — Class A Shares	188,468	144,936	198,753
Transfer agent fees — Class C Shares	—	8,313	14,930
Transfer agent fees — Class R Shares	2,364	1,669	8,782
Transfer agent fees — Class Y Shares	114,650	62,945	14,017
Trustees' fees	22,710	18,683	22,610
Chief Compliance Officer fees	2,252	1,861	2,284
Legal and audit fees	27,712	24,773	27,737
State registration and filing fees	27,466	36,681	29,581
Other expenses	59,242	39,582	25,861
Total Expenses	3,837,692	2,912,145	2,881,851
Expenses waived/reimbursed by Adviser	(215,654)	(59,617)	(116,487)
Net Expenses	3,622,038	2,852,528	2,765,364
Net Investment Income (Loss)	323,195	1,177,916	1,581,528
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions and foreign currency translations	47,522,978	36,792,172	51,550,372
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(46,665,494)	(40,122,523)	(47,022,078)
Net realized/unrealized gains (losses) on investments	857,484	(3,330,351)	4,528,294
Change in net assets resulting from operations	$1,180,679	$(2,152,435)	$6,109,822

See notes to financial statements.

18

Victory Portfolios	Statements of Operations For the Six Months Ended June 30, 2018

  (Unaudited)

	Victory RS Investors Fund	Victory Global Natural Resources Fund
Investment Income:
Dividend income	$187,147	$4,781,393
Interest income	5,759	505,340
Securities lending income	3,588	259,905
Foreign tax withholding	—	(501,622)
Total Income	196,494	5,045,016
Expenses:
Investment advisory fees	271,337	6,563,670
Administration fees	16,024	386,080
12b-1 fees — Class A Shares	24,107	307,653
12b-1 fees — Class C Shares	51,579	87,409
12b-1 fees — Class R Shares	3,356	5,893
Custodian fees	1,111	40,270
Transfer agent fees	3,182	60,919
Transfer agent fees — Class A Shares	11,857	204,339
Transfer agent fees — Class C Shares	6,399	15,025
Transfer agent fees — Class R Shares	1,292	1,724
Transfer agent fees — Class Y Shares	16,848	466,870
Trustees' fees	2,307	52,665
Chief Compliance Officer fees	224	5,198
Legal and audit fees	7,468	56,144
State registration and filing fees	30,572	46,156
Other expenses	8,092	74,836
Total Expenses	455,755	8,374,851
Expenses waived/reimbursed by Adviser	(85,570)	(317,740)
Net Expenses	370,185	8,057,111
Net Investment Income (Loss)	(173,691)	(3,012,095)
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions and foreign currency translations	4,057,806	(27,594,273)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,448,871)	8,730,680
Net realized/unrealized gains (losses) on investments	608,935	(18,863,593)
Change in net assets resulting from operations	$435,244	$(21,875,688)

See notes to financial statements.

19

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$323,195	$(2,666,762)	$1,177,916	$674,698	$1,581,528	$3,870,090
Net realized gains (losses) from investment transactions	47,522,978	95,849,751	36,792,172	91,362,245	51,550,372	63,181,719
Net change in unrealized appreciation/ depreciation on investments	(46,665,494)	(1,930,817)	(40,122,523)	(6,815,039)	(47,022,078)	33,189,053
Change in net assets resulting from operations	1,180,679	91,252,172	(2,152,435)	85,221,904	6,109,822	100,240,862
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	—	(370,126)	—	(39,112)
Class Y Shares	—	—	—	(981,896)	—	(67,960)
From net realized gains:
Class A Shares	—	(50,359,167)	—	(48,912,432)	—	(41,971,815)
Class C Shares	—	—	—	(3,813,181)	—	(2,617,170)
Class R Shares	—	(440,838)	—	(338,056)	—	(793,543)
Class Y Shares	—	(65,199,804)	—	(49,520,081)	—	(2,643,367)
Change in net assets resulting from distributions to shareholders	—	(115,999,809)	—	(103,935,772)	—	(48,132,967)
Change in net assets resulting from capital transactions	(55,253,244)	(124,431,017)	(48,126,920)	(26,633,183)	(38,566,210)	(31,573,989)
Change in net assets	(54,072,565)	(149,178,654)	(50,279,355)	(45,347,051)	(32,456,388)	20,533,906
Net Assets:
Beginning of period	610,239,749	759,418,403	506,062,760	551,409,811	614,399,958	593,866,052
End of period	$556,167,184	$610,239,749	$455,783,405	$506,062,760	$581,943,570	$614,399,958
Accumulated net investment income (loss)	$323,195	$—	$1,177,916	$—	$5,939,176	$4,357,648

(continues on next page)

See notes to financial statements.

20

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$5,628,157	$27,816,168	$8,041,393	$15,791,674	$13,763,165	$17,381,089
Distributions reinvested	—	49,467,795	—	47,583,328	—	40,852,487
Cost of shares redeemed	(32,134,524)	(187,960,196)	(26,471,107)	(83,696,511)	(39,265,697)	(86,332,344)
Total Class A Shares	$(26,506,367)	$(110,676,233)	$(18,429,714)	$(20,321,509)	$(25,502,532)	$(28,098,768)
Class C Shares
Proceeds from shares issued	$—	$—	$499,186	$856,132	$1,535,145	$1,727,822
Distributions reinvested	—	—	—	3,617,282	—	2,463,458
Cost of shares redeemed	—	—	(4,189,259)	(6,543,062)	(7,190,080)	(5,288,644)
Total Class C Shares	$—	$—	$(3,690,073)	$(2,069,648)	$(5,654,935)	$(1,097,364)
Class R Shares
Proceeds from shares issued	$110,637	$458,817	$129,943	$228,630	$661,232	$1,980,973
Distributions reinvested	—	440,838	—	338,056	—	769,813
Cost of shares redeemed	(195,239)	(1,085,034)	(341,297)	(535,254)	(1,858,471)	(4,096,155)
Total Class R Shares	$(84,602)	$(185,379)	$(211,354)	$31,432	$(1,197,239)	$(1,345,369)
Class Y Shares
Proceeds from shares issued	$16,735,828	$138,140,587	$7,972,523	$34,306,548	$3,275,663	$11,952,380
Distributions reinvested	—	64,075,032	—	48,632,714	—	2,311,482
Cost of shares redeemed	(45,398,103)	(215,785,024)	(33,768,302)	(87,212,720)	(9,487,167)	(15,296,350)
Total Class Y Shares	$(28,662,275)	$(13,569,405)	$(25,795,779)	$(4,273,458)	$(6,211,504)	$(1,032,488)
Change in net assets resulting from capital transactions	$(55,253,244)	$(124,431,017)	$(48,126,920)	$(26,633,183)	$(38,566,210)	$(31,573,989)

(continues on next page)

See notes to financial statements.

21

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Partners Fund		Victory RS Value Fund		Victory RS Large Cap Alpha Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)		(Unaudited)
Share Transactions:
Class A Shares
Issued	193,298	857,483	303,853	524,665	239,621	312,670
Reinvested	—	1,683,722	—	1,820,975	—	724,203
Redeemed	(1,101,130)	(5,664,163)	(1,006,986)	(2,816,929)	(682,460)	(1,560,715)
Total Class A Shares	(907,832)	(3,122,958)	(703,133)	(471,289)	(442,839)	(523,842)
Class C Shares
Issued	—	—	21,043	31,786	30,907	35,274
Reinvested	—	—	—	152,886	—	49,940
Redeemed	—	—	(176,738)	(239,348)	(144,066)	(106,918)
Total Class C Shares	—	—	(155,695)	(54,676)	(113,159)	(21,704)
Class R Shares
Issued	4,093	14,827	5,186	7,830	11,611	36,154
Reinvested	—	16,178	—	13,549	—	13,710
Redeemed	(7,215)	(33,182)	(13,761)	(18,308)	(32,747)	(73,440)
Total Class R Shares	(3,122)	(2,177)	(8,575)	3,071	(21,136)	(23,576)
Class Y Shares
Issued	544,942	4,029,215	297,355	1,152,281	57,038	217,438
Reinvested	—	2,077,660	—	1,817,340	—	41,059
Redeemed	(1,476,442)	(6,276,480)	(1,255,482)	(2,905,983)	(164,460)	(278,284)
Total Class Y Shares	(931,500)	(169,605)	(958,127)	63,638	(107,422)	(19,787)
Change in Shares	(1,842,454)	(3,294,740)	(1,825,530)	(459,256)	(684,556)	(588,909)

See notes to financial statements.

22

Victory Portfolios	Statements of Changes in Net Assets
	Victory RS Investors Fund		Victory Global Natural Resources Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(173,691)	$(168,319)	$(3,012,095)	$(10,674,097)
Net realized gains (losses) from investment transactions	4,057,806	16,847,020	(27,594,273)	(111,929,288)
Net change in unrealized appreciation/depreciation on investments	(3,448,871)	(4,331,652)	8,730,680	132,782,374
Change in net assets resulting from operations	435,244	12,347,049	(21,875,688)	10,178,989
Distributions to Shareholders:
From net realized gains:
Class A Shares	—	(2,732,575)	—	—
Class C Shares	—	(1,649,923)	—	—
Class R Shares	—	(187,011)	—	—
Class Y Shares	—	(5,262,110)	—	—
Change in net assets resulting from distributions to shareholders	—	(9,831,619)	—	—
Change in net assets resulting from capital transactions	(11,104,502)	(36,302,592)	(100,504,700)	(479,524,465)
Change in net assets	(10,669,258)	(33,787,162)	(122,380,388)	(469,345,476)
Net Assets:
Beginning of period	60,078,364	93,865,526	1,411,856,855	1,881,202,331
End of period	$49,409,106	$60,078,364	$1,289,476,467	$1,411,856,855
Accumulated net investment income (loss)	$(173,691)	$—	$(3,197,984)	$(185,889)

(continues on next page)

See notes to financial statements.

23

Victory Portfolios	Statements of Changes in Net Assets

  (continued)

	Victory RS Investors Fund		Victory Global Natural Resources Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$776,144	$950,600	$35,838,721	$43,819,672
Distributions reinvested	—	2,613,392	—	—
Cost of shares redeemed	(2,893,877)	(11,890,167)	(49,916,675)	(326,648,803)
Total Class A Shares	$(2,117,733)	$(8,326,175)	$(14,077,954)	$(282,829,131)
Class C Shares
Proceeds from shares issued	$205,596	$692,749	$438,499	$1,115,478
Distributions reinvested	—	1,406,731	—	—
Cost of shares redeemed	(1,994,876)	(5,632,510)	(3,887,232)	(11,146,974)
Total Class C Shares	$(1,789,280)	$(3,533,030)	$(3,448,733)	$(10,031,496)
Class R Shares
Proceeds from shares issued	$69,931	$353,328	$329,539	$573,574
Distributions reinvested	—	187,011	—	—
Cost of shares redeemed	(133,841)	(484,294)	(408,873)	(2,799,009)
Total Class R Shares	$(63,910)	$56,045	$(79,334)	$(2,225,435)
Class Y Shares
Proceeds from shares issued	$946,825	$7,489,738	$135,464,902	$259,295,341
Distributions reinvested	—	3,173,837	—	—
Cost of shares redeemed	(8,080,404)	(35,163,007)	(218,363,581)	(443,733,744)
Total Class Y Shares	$(7,133,579)	$(24,499,432)	$(82,898,679)	$(184,438,403)
Change in net assets resulting from capital transactions	$(11,104,502)	$(36,302,592)	$(100,504,700)	$(479,524,465)
Share Transactions:
Class A Shares
Issued	56,410	66,635	1,517,300	1,875,836
Reinvested	—	185,542	—	—
Redeemed	(207,932)	(831,562)	(2,191,676)	(14,049,152)
Total Class A Shares	(151,522)	(579,385)	(674,376)	(12,173,316)
Class C Shares
Issued	16,466	53,033	21,341	52,334
Reinvested	—	108,732	—	—
Redeemed	(157,620)	(423,002)	(186,528)	(534,322)
Total Class C Shares	(141,154)	(261,237)	(165,187)	(481,988)
Class R Shares
Issued	5,445	26,464	15,373	25,907
Reinvested	—	14,318	—	—
Redeemed	(10,537)	(35,596)	(19,317)	(123,330)
Total Class R Shares	(5,092)	5,186	(3,944)	(97,423)
Class Y Shares
Issued	66,192	518,463	5,745,734	10,892,838
Reinvested	—	221,600	—	—
Redeemed	(576,007)	(2,434,445)	(9,248,877)	(18,659,862)
Total Class Y Shares	(509,815)	(1,694,382)	(3,503,143)	(7,767,024)
Change in Shares	(807,583)	(2,529,818)	(4,346,650)	(20,519,751)

See notes to financial statements.

24

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Partners Fund
	Class A Shares
	Six Months Ended June 30, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$29.21		$31.58		$26.89		$31.08		$40.09		$31.93
Investment Activities:
Net investment income (loss)	(0.01	)(a)	(0.25	)(a)	(0.12	)(a)	(0.11	)(a)	(0.14	)(a)	(0.15)
Net realized and unrealized gains (losses) on investments	0.04		4.78		6.59		(3.22)		(1.52)		13.48
Total from Investment Activities	0.03		4.53		6.47		(3.33)		(1.66)		13.33
Distributions to Shareholders:
Net realized gains from investments	—		(6.90)		(1.78)		(0.86)		(7.35)		(5.17)
Total Distributions to Shareholders	—		(6.90)		(1.78)		(0.86)		(7.35)		(5.17)
Net Asset Value, End of Period	$29.24		$29.21		$31.58		$26.89		$31.08		$40.09
Total Return (excludes sales charge) (b)	0.10%		14.21%		24.04%		(10.74)%		(3.85)%		42.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$232,774		$259,050		$378,695		$475,722		$827,108		$1,335,819
Ratio of net expenses to average net assets (c)	1.45%		1.45%		1.45%		1.42%		1.45%		1.45%
Ratio of net investment income (loss) to average net assets (c)	(0.08)%		(0.75)%		(0.44)%		(0.35)%		(0.35)%		(0.39)%
Ratio of gross expenses to average net assets (c) (d)	1.53%		1.50%		1.53%		1.42%		1.55%		1.51%
Portfolio turnover (b) (e)	33%		38%		60%		42%		47%		49%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

25

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Partners Fund
	Class R Shares
	Six Months Ended June 30, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$27.09		$29.84		$25.57		$29.72		$38.82		$31.14
Investment Activities:
Net investment income (loss)	(0.06	)(a)	(0.44	)(a)	(0.21	)(a)	(0.21	)(a)	(0.25	)(a)	(0.18)
Net realized and unrealized gains (losses) on investments	0.04		4.59		6.26		(3.08)		(1.50)		13.03
Total from Investment Activities	(0.02)		4.15		6.05		(3.29)		(1.75)		12.85
Distributions to Shareholders:
Net realized gains from investments	—		(6.90)		(1.78)		(0.86)		(7.35)		(5.17)
Total Distributions to Shareholders	—		(6.90)		(1.78)		(0.86)		(7.35)		(5.17)
Net Asset Value, End of Period	$27.07		$27.09		$29.84		$25.57		$29.72		$38.82
Total Return (b)	(0.11)%		13.81%		23.64%		(11.09)%		(4.21)%		41.68%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,082		$2,168		$2,452		$2,365		$4,321		$4,920
Ratio of net expenses to average net assets (c)	1.81%		1.81%		1.81%		1.81%		1.80%		1.79%
Ratio of net investment income (loss) to average net assets (c)	(0.43)%		(1.40)%		(0.78)%		(0.74)%		(0.66)%		(0.73)%
Ratio of gross expenses to average net assets (c) (d)	2.36%		2.28%		1.81%		1.81%		1.88%		1.85%
Portfolio turnover (b) (e)	33%		38%		60%		42%		47%		49%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

26

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Partners Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$30.67	$32.75		$27.75		$31.95		$40.86	$32.38
Investment Activities:
Net investment income (loss)	0.04 (a)	(0.04	)(a)	(0.03	)(a)	(0.02	)(a)	0.01 (a)	(0.06)
Net realized and unrealized gains (losses) on investments	0.04	4.86		6.81		(3.32)		(1.57)	13.75
Total from Investment Activities	0.08	4.82		6.78		(3.34)		(1.56)	13.69
Distributions to Shareholders:
Net investment income	—	—		—		—		—	(0.04)
Net realized gains from investments	—	(6.90)		(1.78)		(0.86)		(7.35)	(5.17)
Total Distributions to Shareholders	—	(6.90)		(1.78)		(0.86)		(7.35)	(5.21)
Net Asset Value, End of Period	$30.75	$30.67		$32.75		$27.75		$31.95	$40.86
Total Return (b)	0.26%	14.59%		24.41%		(10.47)%		(3.53)%	42.68%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$321,311	$349,022		$378,271		$542,595		$903,833	$969,934
Ratio of net expenses to average net assets (c)	1.12%	1.12%		1.12%		1.12%		1.11%	1.11%
Ratio of net investment income (loss) to average net assets (c)	0.26%	(0.11)%		(0.11)%		(0.05)%		0.04%	(0.04)%
Ratio of gross expenses to average net assets (c) (d)	1.19%	1.21%		1.22%		1.18%		1.18%	1.17%
Portfolio turnover (b) (e)	33%	38%		60%		42%		47%	49%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

27

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Value Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$26.21	$27.94	$28.33		$33.04		$34.76	$25.93
Investment Activities:
Net investment income (loss)	0.05 (a)	0.03 (a)	—	(a)(b)	(0.08	)(a)	0.25 (a)	(0.07)
Net realized and unrealized gains (losses) on investments	(0.20)	4.80	3.09		(1.98)		3.71	9.82
Total from Investment Activities	(0.15)	4.83	3.09		(2.06)		3.96	9.75
Distributions to Shareholders:
Net investment income	—	(0.04)	(0.13)		—	(b)	(0.36)	(0.06)
Net realized gains from investments	—	(6.52)	(3.35)		(2.65)		(5.32)	(0.86)
Total Distributions to Shareholders	—	(6.56)	(3.48)		(2.65)		(5.68)	(0.92)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	—	(b)	—		—	—
Net Asset Value, End of Period	$26.06	$26.21	$27.94		$28.33		$33.04	$34.76
Total Return (excludes sales charge) (c)	(0.57)%	17.41%	10.92	%(d)	(6.18)%		11.60%	37.68%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$220,337	$239,994	$268,979		$352,205		$432,082	$642,364
Ratio of net expenses to average net assets (e)	1.30%	1.30%	1.30%		1.26%		1.29%	1.28%
Ratio of net investment income (loss) to average net assets (e)	0.39%	0.09%	(0.01)%		(0.24)%		0.71%	(0.17)%
Ratio of gross expenses to average net assets (e) (f)	1.34%	1.33%	1.35%		1.26%		1.35%	1.35%
Portfolio turnover (c) (g)	36%	64%	67%		55%		56%	48%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a non-recurring refund from the prior Custodian. The corresponding impact to the total return was less 0.005% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

28

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Value Fund
	Class C Shares
	Six Months Ended June 30, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014		Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$23.76		$26.01		$26.69		$31.54		$33.47		$25.13
Investment Activities:
Net investment income (loss)	(0.05	)(a)	(0.08	)(a)	(0.21	)(a)	(0.32	)(a)	—	(a)(b)	(0.35)
Net realized and unrealized gains (losses) on investments	(0.17)		4.35		2.88		(1.88)		3.52		9.55
Total from Investment Activities	(0.22)		4.27		2.67		(2.20)		3.52		9.20
Distributions to Shareholders:
Net investment income	—		—		—		—		(0.13)		—
Net realized gains from investments	—		(6.52)		(3.35)		(2.65)		(5.32)		(0.86)
Total Distributions to Shareholders	—		(6.52)		(3.35)		(2.65)		(5.45)		(0.86)
Capital Contributions from Prior Custodian, Net (See Note 8)	—		—		—	(b)	—		—		—
Net Asset Value, End of Period	$23.54		$23.76		$26.01		$26.69		$31.54		$33.47
Total Return (excludes contingent deferred sales charge) (c)	(0.93)%		16.53%		10.01	%(d)	(6.92)%		10.75%		36.69%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$13,095		$16,916		$19,943		$24,714		$30,568		$30,534
Ratio of net expenses to average net assets (e)	2.07%		2.07%		2.07%		2.04%		2.06%		2.03%
Ratio of net investment income (loss) to average net assets (e)	(0.44)%		(0.30)%		(0.78)%		(1.03)%		—	%(f)	(0.92)%
Ratio of gross expenses to average net assets (e) (g)	2.15%		2.08%		2.13%		2.04%		2.11%		2.11%
Portfolio turnover (c) (h)	36%		64%		67%		55%		56%		48%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a non-recurring refund from the prior Custodian. The corresponding impact to the total return was less 0.005% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  Amount is less than 0.005%.

(g)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(h)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

29

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Value Fund
	Class R Shares
	Six Months Ended June 30, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$25.06		$27.03		$27.51		$32.29		$34.15	$25.54
Investment Activities:
Net investment income (loss)	—	(a)(b)	(0.03	)(b)	(0.09	)(b)	(0.21	)(b)	0.13 (b)	(0.31)
Net realized and unrealized gains (losses) on investments	(0.19)		4.58		2.96		(1.92)		3.60	9.78
Total from Investment Activities	(0.19)		4.55		2.87		(2.13)		3.73	9.47
Distributions to Shareholders:
Net investment income	—		—		—		—		(0.27)	—
Net realized gains from investments	—		(6.52)		(3.35)		(2.65)		(5.32)	(0.86)
Total Distributions to Shareholders	—		(6.52)		(3.35)		(2.65)		(5.59)	(0.86)
Capital Contributions from Prior Custodian, Net (See Note 8)	—		—		—	(a)	—		—	—
Net Asset Value, End of Period	$24.87		$25.06		$27.03		$27.51		$32.29	$34.15
Total Return (c)	(0.76)%		16.95%		10.45	%(d)	(6.54)%		11.15%	37.16%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,400		$1,625		$1,670		$3,456		$4,412	$3,948
Ratio of net expenses to average net assets (e)	1.69%		1.69%		1.69%		1.65%		1.69%	1.68%
Ratio of net investment income (loss) to average net assets (e)	(0.01)%		(0.11)%		(0.34)%		(0.64)%		0.37%	(0.55)%
Ratio of gross expenses to average net assets (e) (f)	2.63%		2.29%		1.80%		1.65%		1.73%	1.70%
Portfolio turnover (c) (g)	36%		64%		67%		55%		56%	48%

(a)  Amount is less than $0.005 per share.

(b)  Per share net investment income (loss) has been calculated using the average daily shares method.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a non-recurring refund from the prior Custodian. The corresponding impact to the total return was less 0.005% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

30

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Value Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$26.77	$28.40	$28.57		$33.23		$34.99	$26.09
Investment Activities:
Net investment income (loss)	0.09 (a)	0.06 (a)	0.08	(a)	(0.02	)(a)	0.38 (a)	0.02
Net realized and unrealized gains (losses) on investments	(0.20)	4.94	3.10		(1.99)		3.69	9.88
Total from Investment Activities	(0.11)	5.00	3.18		(2.01)		4.07	9.90
Distributions to Shareholders:
Net investment income	—	(0.11)	—		—		(0.51)	(0.14)
Net realized gains from investments	—	(6.52)	(3.35)		(2.65)		(5.32)	(0.86)
Total Distributions to Shareholders	—	(6.63)	(3.35)		(2.65)		(5.83)	(1.00)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	—	(b)	—		—	—
Net Asset Value, End of Period	$26.66	$26.77	$28.40		$28.57		$33.23	$34.99
Total Return (c)	(0.41)%	17.71%	11.14	%(d)	(5.99)%		11.85%	38.05%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$220,951	$247,528	$260,818		$724,715		$821,479	$643,582
Ratio of net expenses to average net assets (e)	1.02%	1.06%	1.06%		1.06%		1.05%	1.03%
Ratio of net investment income (loss) to average net assets (e)	0.66%	0.20%	0.26%		(0.05)%		1.05%	0.08%
Ratio of gross expenses to average net assets (e) (f)	1.02%	1.06%	1.19%		1.11%		1.11%	1.14%
Portfolio turnover (c) (g)	36%	64%	67%		55%		56%	48%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a non-recurring refund from the prior Custodian. The corresponding impact to the total return was less 0.005% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

31

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Large Cap Alpha Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$56.61	$51.86	$50.98		$59.25	$59.06	$43.95
Investment Activities:
Net investment income (loss) (a)	0.16	0.38	0.40		0.50	0.55	0.45
Net realized and unrealized gains (losses) on investments	0.38	9.10	4.01		(1.74)	7.13	16.28
Total from Investment Activities	0.54	9.48	4.41		(1.24)	7.68	16.73
Distributions to Shareholders:
Net investment income	—	— (b)	(0.42)		(0.57)	(0.55)	(0.47)
Net realized gains from investments	—	(4.73)	(3.12)		(6.46)	(6.94)	(1.15)
Total Distributions to Shareholders	—	(4.73)	(3.54)		(7.03)	(7.49)	(1.62)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.01		—	—	—
Net Asset Value, End of Period	$57.15	$56.61	$51.86		$50.98	$59.25	$59.06
Total Return (excludes sales charge) (c)	0.95%	18.32%	8.67	%(d)	(2.03)%	13.08%	38.17%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$520,655	$540,762	$522,593		$556,204	$630,654	$618,893
Ratio of net expenses to average net assets (e)	0.89%	0.89%	0.89%		0.89%	0.92%	0.92%
Ratio of net investment income (loss) to average net assets (e)	0.56%	0.68%	0.79%		0.86%	0.89%	0.86%
Ratio of gross expenses to average net assets (e) (f)	0.93%	0.94%	0.92%		0.89%	0.92%	0.92%
Portfolio turnover (c) (g)	27%	55%	79%		39%	60%	48%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.01% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

32

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Large Cap Alpha Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$49.50	$46.22	$45.80		$53.96	$54.43	$40.66
Investment Activities:
Net investment income (loss) (a)	(0.06)	(0.04)	—	(b)	0.03	0.04	0.02
Net realized and unrealized gains (losses) on investments	0.33	8.05	3.57		(1.58)	6.53	15.01
Total from Investment Activities	0.27	8.01	3.57		(1.55)	6.57	15.03
Distributions to Shareholders:
Net investment income	—	—	(0.04)		(0.15)	(0.10)	(0.11)
Net realized gains from investments	—	(4.73)	(3.12)		(6.46)	(6.94)	(1.15)
Total Distributions to Shareholders	—	(4.73)	(3.16)		(6.61)	(7.04)	(1.26)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.01		—	—	—
Net Asset Value, End of Period	$49.77	$49.50	$46.22		$45.80	$53.96	$54.43
Total Return (excludes contingent deferred sales charge) (c)	0.57%	17.36%	7.80	%(d)	(2.80)%	12.15%	37.06%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$24,305	$29,771	$28,801		$33,608	$36,868	$34,506
Ratio of net expenses to average net assets (e)	1.69%	1.69%	1.69%		1.69%	1.73%	1.74%
Ratio of net investment income (loss) to average net assets (e)	(0.25)%	(0.08)%	(0.01)%		0.06%	0.08%	0.04%
Ratio of gross expenses to average net assets (e) (f)	1.75%	1.71%	1.71%		1.69%	1.73%	1.74%
Portfolio turnover (c) (g)	27%	55%	79%		39%	60%	48%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.01% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

33

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Large Cap Alpha Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$56.35	$51.83	$50.93		$59.15	$58.97	$43.88
Investment Activities:
Net investment income (loss) (a)	0.05	0.18	0.23		0.29	0.31	0.25
Net realized and unrealized gains (losses) on investments	0.38	9.07	3.99		(1.74)	7.09	16.23
Total from Investment Activities	0.43	9.25	4.22		(1.45)	7.40	16.48
Distributions to Shareholders:
Net investment income	—	—	(0.21)		(0.31)	(0.28)	(0.24)
Net realized gains from investments	—	(4.73)	(3.12)		(6.46)	(6.94)	(1.15)
Total Distributions to Shareholders	—	(4.73)	(3.33)		(6.77)	(7.22)	(1.39)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.01		—	—	—
Net Asset Value, End of Period	$56.78	$56.35	$51.83		$50.93	$59.15	$58.97
Total Return (b)	0.76%	17.87%	8.30	%(c)	(2.38)%	12.62%	37.66%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,109	$10,229	$10,631		$12,402	$16,458	$16,785
Ratio of net expenses to average net assets (d)	1.26%	1.26%	1.23%		1.26%	1.31%	1.31%
Ratio of net investment income (loss) to average net assets (d)	0.19%	0.33%	0.45%		0.49%	0.50%	0.48%
Ratio of gross expenses to average net assets (d) (e)	1.37%	1.42%	1.23%		1.26%	1.31%	1.31%
Portfolio turnover (b) (f)	27%	55%	79%		39%	60%	48%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.01% for the period shown. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

34

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Large Cap Alpha Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$56.38	$51.66	$50.82		$59.08	$58.92	$43.83
Investment Activities:
Net investment income (loss) (a)	0.21	0.49	0.51		0.62	0.71	0.59
Net realized and unrealized gains (losses) on investments	0.40	9.07	4.00		(1.74)	7.10	16.27
Total from Investment Activities	0.61	9.56	4.51		(1.12)	7.81	16.86
Distributions to Shareholders:
Net investment income	—	(0.11)	(0.56)		(0.68)	(0.71)	(0.62)
Net realized gains from investments	—	(4.73)	(3.12)		(6.46)	(6.94)	(1.15)
Total Distributions to Shareholders	—	(4.84)	(3.68)		(7.14)	(7.65)	(1.77)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—	0.01		—	—	—
Net Asset Value, End of Period	$56.99	$56.38	$51.66		$50.82	$59.08	$58.92
Total Return (b)	1.06%	18.56%	8.89	%(c)	(1.82)%	13.34%	38.58%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$27,875	$33,638	$31,840		$31,662	$189,850	$175,475
Ratio of net expenses to average net assets (d)	0.68%	0.68%	0.68%		0.68%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets (d)	0.76%	0.88%	1.00%		1.05%	1.16%	1.13%
Ratio of gross expenses to average net assets (d) (e)	0.74%	0.72%	0.69%		0.68%	0.66%	0.65%
Portfolio turnover (b) (f)	27%	55%	79%		39%	60%	48%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.01% for the period shown. (See Note 8)

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

35

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory RS Investors Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$13.86	$13.65	$12.42	$12.95	$13.02	$8.96
Investment Activities:
Net investment income (loss) (a)	(0.04)	(0.03)	— (b)	(0.04)	0.14	(0.02)
Net realized and unrealized gains (losses) on investments	0.17	2.23	1.23	(0.49)	0.42	4.14
Total from Investment Activities	0.13	2.20	1.23	(0.53)	0.56	4.12
Distributions to Shareholders:
Net investment income	—	—	—	—	(0.12)	—
Net realized gains from investments	—	(1.99)	—	—	(0.51)	(0.06)
Total Distributions to Shareholders	—	(1.99)	—	—	(0.63)	(0.06)
Net Asset Value, End of Period	$13.99	$13.86	$13.65	$12.42	$12.95	$13.02
Total Return (excludes sales charge) (c)	0.94%	16.28%	9.90%	(4.09)%	4.39%	46.04%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$18,501	$20,419	$28,022	$41,556	$67,364	$35,159
Ratio of net expenses to average net assets (d)	1.33%	1.33%	1.33%	1.33%	1.32%	1.30%
Ratio of net investment income (loss) to average net assets (d)	(0.60)%	(0.24)%	0.02%	(0.28)%	1.04%	(0.23)%
Ratio of gross expenses to average net assets (d) (e)	1.58%	1.54%	1.56%	1.51%	1.52%	1.89%
Portfolio turnover (c) (f)	30%	80%	92%	50%	83%	128%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

36

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Investors Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$12.68	$12.73	$11.67	$12.26	$12.40	$8.60
Investment Activities:
Net investment income (loss) (a)	(0.08)	(0.19)	(0.09)	(0.12)	0.02	(0.11)
Net realized and unrealized gains (losses) on investments	0.16	2.13	1.15	(0.47)	0.42	3.97
Total from Investment Activities	0.08	1.94	1.06	(0.59)	0.44	3.86
Distributions to Shareholders:
Net investment income	—	—	—	—	(0.07)	—
Net realized gains from investments	—	(1.99)	—	—	(0.51)	(0.06)
Total Distributions to Shareholders	—	(1.99)	—	—	(0.58)	(0.06)
Net Asset Value, End of Period	$12.76	$12.68	$12.73	$11.67	$12.26	$12.40
Total Return (excludes contingent deferred sales charge) (b)	0.55%	15.48%	9.08%	(4.81)%	3.63%	44.94%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$9,417	$11,149	$14,517	$21,654	$31,819	$6,473
Ratio of net expenses to average net assets (c)	2.07%	2.07%	2.07%	2.07%	2.07%	2.05%
Ratio of net investment income (loss) to average net assets (c)	(1.35)%	(1.42)%	(0.72)%	(1.01)%	0.18%	(0.99)%
Ratio of gross expenses to average net assets (c) (d)	2.42%	2.35%	2.35%	2.29%	2.29%	2.66%
Portfolio turnover (b) (e)	30%	80%	92%	50%	83%	128%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

37

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Investors Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$12.81	$12.83	$11.73	$12.30	$12.43	$8.59
Investment Activities:
Net investment income (loss) (a)	(0.08)	(0.17)	(0.06)	(0.09)	0.06	(0.07)
Net realized and unrealized gains (losses) on investments	0.17	2.14	1.16	(0.48)	0.42	3.97
Total from Investment Activities	0.09	1.97	1.10	(0.57)	0.48	3.90
Distributions to Shareholders:
Net investment income	—	—	—	—	(0.10)	—
Net realized gains from investments	—	(1.99)	—	—	(0.51)	(0.06)
Total Distributions to Shareholders	—	(1.99)	—	—	(0.61)	(0.06)
Net Asset Value, End of Period	$12.90	$12.81	$12.83	$11.73	$12.30	$12.43
Total Return (b)	0.70%	15.50%	9.38%	(4.63)%	3.90%	45.46%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,322	$1,379	$1,314	$1,771	$2,077	$628
Ratio of net expenses to average net assets (c)	1.95%	1.95%	1.92%	1.84%	1.91%	1.70%
Ratio of net investment income (loss) to average net assets (c)	(1.22)%	(1.27)%	(0.50)%	(0.78)%	0.47%	(0.66)%
Ratio of gross expenses to average net assets (c) (d)	2.93%	2.72%	1.92%	1.90%	1.97%	2.56%
Portfolio turnover (b) (e)	30%	80%	92%	50%	83%	128%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

38

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory RS Investors Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$14.10	$13.82	$12.55	$13.05	$13.12	$9.01
Investment Activities:
Net investment income (loss) (a)	(0.02)	0.03	0.04	—	0.20	0.01
Net realized and unrealized gains (losses) on investments	0.18	2.24	1.24	(0.50)	0.41	4.17
Total from Investment Activities	0.16	2.27	1.28	(0.50)	0.61	4.18
Distributions to Shareholders:
Net investment income	—	—	(0.01)	—	(0.17)	(0.01)
Net realized gains from investments	—	(1.99)	—	—	(0.51)	(0.06)
Total Distributions to Shareholders	—	(1.99)	(0.01)	—	(0.68)	(0.07)
Net Asset Value, End of Period	$14.26	$14.10	$13.82	$12.55	$13.05	$13.12
Total Return (b)	1.13%	16.59%	10.17%	(3.83)%	4.72%	46.45%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$20,169	$27,131	$50,013	$80,290	$142,623	$71,743
Ratio of net expenses to average net assets (c)	1.05%	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets (c)	(0.33)%	0.19%	0.28%	(0.01)%	1.49%	0.04%
Ratio of gross expenses to average net assets (c) (d)	1.37%	1.25%	1.24%	1.21%	1.17%	1.44%
Portfolio turnover (b) (e)	30%	80%	92%	50%	83%	128%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

39

Victory Portfolios	Financial Highlights

For a Share Outstanding Throughout Each Period

	Victory Global Natural Resources Fund
	Class A Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$23.73	$23.49		$15.34		$24.81	$35.02	$36.60
Investment Activities:
Net investment income (loss) (a)	(0.08)	(0.22)		(0.10)		(0.11)	(0.04)	(0.07)
Net realized and unrealized gains (losses) on investments	(0.25)	0.46		8.25		(9.36)	(7.97)	(0.20)
Total from Investment Activities	(0.33)	0.24		8.15		(9.47)	(8.01)	(0.27)
Distributions to Shareholders:
Net investment income	—	—		—		—	(0.01)	—
Net realized gains from investments	—	—		—		—	(2.19)	(1.31)
Total Distributions to Shareholders	—	—		—		—	(2.20)	(1.31)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—		—	(b)	—	—	—
Net Asset Value, End of Period	$23.40	$23.73		$23.49		$15.34	$24.81	$35.02
Total Return (excludes sales charge) (c)	(1.39)%	1.02%		53.13	%(d)	(38.17)%	(22.84)%	(0.60)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$243,030	$262,455		$545,778		$332,598	$620,030	$1,254,213
Ratio of net expenses to average net assets (e)	1.48%	1.48%		1.48%		1.45%	1.47%	1.43%
Ratio of net investment income (loss) to average net assets (e)	(0.71)%	(0.93)%		(0.51)%		(0.52)%	(0.10)%	(0.18)%
Ratio of gross expenses to average net assets (e) (f)	1.53%	1.55%		1.48%		1.45%	1.48%	1.46%
Portfolio turnover (c) (g)	15%	57	%(h)	29%		33%	34%	39%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Portfolio turnover increase/decrease due to change within the portfolio holdings during the year.

See notes to financial statements.

40

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Global Natural Resources Fund
	Class C Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$21.63	$21.59		$14.21		$23.17	$33.14	$34.98
Investment Activities:
Net investment income (loss) (a)	(0.16)	(0.36)		(0.24)		(0.27)	(0.29)	(0.34)
Net realized and unrealized gains (losses) on investments	(0.22)	0.40		7.62		(8.69)	(7.48)	(0.19)
Total from Investment Activities	(0.38)	0.04		7.38		(8.96)	(7.77)	(0.53)
Distributions to Shareholders:
Net investment income	—	—		—		—	(0.01)	—
Net realized gains from investments	—	—		—		—	(2.19)	(1.31)
Total Distributions to Shareholders	—	—		—		—	(2.20)	(1.31)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—		—	(b)	—	—	—
Net Asset Value, End of Period	$21.25	$21.63		$21.59		$14.21	$23.17	$33.14
Total Return (excludes contingent deferred sales charge) (c)	(1.80)%	0.23%		51.94	%(d)	(38.67)%	(23.41)%	(1.37)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$16,555	$20,428		$30,789		$26,501	$63,193	$128,948
Ratio of net expenses to average net assets (e)	2.28%	2.28%		2.28%		2.25%	2.23%	2.21%
Ratio of net investment income (loss) to average net assets (e)	(1.52)%	(1.72)%		(1.32)%		(1.33)%	(0.86)%	(0.95)%
Ratio of gross expenses to average net assets (e) (f)	2.37%	2.35%		2.31%		2.25%	2.24%	2.24%
Portfolio turnover (c) (g)	15%	57	%(h)	29%		33%	34%	39%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Portfolio turnover increase/decrease due to change within the portfolio holdings during the year.
See notes to financial statements.

41

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Global Natural Resources Fund
	Class R Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$22.56	$22.42		$14.68		$23.82	$33.86	$35.57
Investment Activities:
Net investment income (loss) (a)	(0.12)	(0.29)		(0.15)		(0.18)	(0.16)	(0.18)
Net realized and unrealized gains (losses) on investments	(0.23)	0.43		7.89		(8.96)	(7.68)	(0.22)
Total from Investment Activities	(0.35)	0.14		7.74		(9.14)	(7.84)	(0.40)
Distributions to Shareholders:
Net investment income	—	—		—		—	(0.01)	—
Net realized gains from investments	—	—		—		—	(2.19)	(1.31)
Total Distributions to Shareholders	—	—		—		—	(2.20)	(1.31)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—		—	(b)	—	—	—
Net Asset Value, End of Period	$22.21	$22.56		$22.42		$14.68	$23.82	$33.86
Total Return (c)	(1.55)%	0.62%		52.72	%(d)	(38.37)%	(23.12)%	(0.98)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,316	$2,442		$4,611		$3,427	$4,929	$7,596
Ratio of net expenses to average net assets (e)	1.86%	1.86%		1.74%		1.78%	1.84%	1.79%
Ratio of net investment income (loss) to average net assets (e)	(1.09)%	(1.31)%		(0.80)%		(0.85)%	(0.47)%	(0.51)%
Ratio of gross expenses to average net assets (e) (f)	2.36%	2.20%		1.74%		1.78%	1.85%	1.82%
Portfolio turnover (c) (g)	15%	57	%(h)	29%		33%	34%	39%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Portfolio turnover increase/decrease due to change within the portfolio holdings during the year.

See notes to financial statements.

42

Victory Portfolios	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Victory Global Natural Resources Fund
	Class Y Shares
	Six Months Ended June 30, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
	(Unaudited)
Net Asset Value, Beginning of Period	$24.60	$24.28		$15.80		$25.48	$35.76	$37.23
Investment Activities:
Net investment income (loss) (a)	(0.04)	(0.14)		(0.04)		(0.05)	0.09	0.06
Net realized and unrealized gains (losses) on investments	(0.26)	0.46		8.52		(9.63)	(8.17)	(0.22)
Total from Investment Activities	(0.30)	0.32		8.48		(9.68)	(8.08)	(0.16)
Distributions to Shareholders:
Net investment income	—	—		—		—	(0.01)	—
Net realized gains from investments	—	—		—		—	(2.19)	(1.31)
Total Distributions to Shareholders	—	—		—		—	(2.20)	(1.31)
Capital Contributions from Prior Custodian, Net (See Note 8)	—	—		—	(b)	—	—	—
Net Asset Value, End of Period	$24.30	$24.60		$24.28		$15.80	$25.48	$35.76
Total Return (c)	(1.26)%	1.36%		53.67	%(d)	(37.99)%	(22.56)%	(0.29)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,027,575	$1,126,533		$1,300,024		$1,174,590	$2,230,527	$3,396,743
Ratio of net expenses to average net assets (e)	1.15%	1.15%		1.15%		1.14%	1.13%	1.12%
Ratio of net investment income (loss) to average net assets (e)	(0.38)%	(0.58)%		(0.19)%		(0.21)%	0.24%	0.14%
Ratio of gross expenses to average net assets (e) (f)	1.20%	1.19%		1.17%		1.14%	1.14%	1.15%
Portfolio turnover (c) (g)	15%	57	%(h)	29%		33%	34%	39%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Amount is less than $0.005 per share.

(c)  Not annualized for periods less than one year.

(d)  The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown. (See Note 8)

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(h)  Portfolio turnover increase/decrease due to change within the portfolio holdings during the year.

See notes to financial statements.

43

Victory Portfolios	Notes to Financial Statements June 30, 2018

  (Unaudited)

1.  Organization:

Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is comprised of 42 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.

The accompanying financial statements are those of the following Funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered	Investment Objectives
Victory RS Partners Fund ("RS Partners Fund")	Classes A, R and Y	Seeks to provide long-term capital appreciation
Victory RS Value Fund ("RS Value Fund")	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory RS Large Cap Alpha Fund ("RS Large Cap Alpha Fund")	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory RS Investors Fund ("RS Investors Fund")	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory Global Natural Resources Fund ("Global Natural Resources Fund")	Classes A, C, R and Y	Seeks to provide long-term capital appreciation

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds ("ETFs"), American Depositary Receipts ("ADRs") and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States ("U.S.") issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of June 30, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
RS Partners Fund
Common Stocks	$539,600,685	$—	$—	$539,600,685
Preferred Stocks	—	—	1,942,920	1,942,920
Collateral for Securities Loaned	54,852,713	—	—	54,852,713
Total	594,453,398	—	1,942,920	596,396,318
RS Value Fund
Common Stocks	440,629,912	—	—	440,629,912
Collateral for Securities Loaned	49,512,657	—	—	49,512,657
Total	490,142,569	—	—	490,142,569
RS Large Cap Alpha Fund
Common Stocks	570,780,605	—	—	570,780,605
Collateral for Securities Loaned	34,851,480	—	—	34,851,480
Total	605,632,085	—	—	605,632,085

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Other Significant Unobservable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
RS Investors Fund
Common Stocks	$48,313,789	$—	$—	$48,313,789
Collateral for Securities Loaned	5,313,034	—	—	5,313,034
Total	53,626,823	—	—	53,626,823
Global Natural Resources Fund
Common Stocks	1,174,142,513	4,716,796 (a)	—	1,178,859,309
Collateral for Securities Loaned	190,621,656	—	—	190,621,656
Total	1,364,764,169	4,716,796		1,369,480,965

(a)  Consists of holdings: Ophir Energy PLC categorized as Oil, Gas & Consumable Fuels.

There were no transfers among any levels during the six months ended June 30, 2018.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities	RS Partners Fund
Balance as of December 31, 2017	$1,942,920
Accrued discount (premium)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation/Depreciation	—
Purchases	—
Sales Proceeds	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of June 30, 2018	$1,942,920

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

RS Partners Fund	Fair Value as of June 30, 2018*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Common Stocks	$1,942,920	Market	Premium / Discount	Market Transactions	Any change to the premium or discount would result in direct and proportional changes in the fair value of the security.

*  Level 3 securities are typically valued by the Adviser. The appropriateness of fair values for these securities is monitored on an ongoing basis, by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Real Estate Investment Trusts ("REITS"):

The Funds may invest in REITS which report information on the source of their distributions annually. REITS are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in ETFs. ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Foreign Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of June 30, 2018, the Funds had no open forward foreign exchange currency contracts.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement ("MSLA") with Citibank, N.A. ("Citibank" or the "Agent"). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit. The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds' Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds' Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Securities lending income is disclosed on the Statements of Operations. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds' securities lending transactions which are subject to offset under the MSLA as of June 30, 2018. These transactions are accounted for as secured borrowings with an overnight and continuous contractual maturity.

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
RS Partners Fund	$53,815,483	$54,852,713	$1,037,230
RS Value Fund	48,120,227	49,512,657	1,392,430
RS Large Cap Alpha Fund	34,055,242	34,851,480	796,238
RS Investors Fund	5,165,180	5,313,034	147,854
Global Natural Resources Fund	186,097,704	190,621,656	4,523,952

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid annually for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class specific expenses such as transfer agent fees, state registration fees, printing and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Affiliated Securities Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the six months ended June 30, 2018, the Funds did not engage in any Rule 17a-7 transactions under the 1940 Act.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2018 were as follows:

	Purchases	Sales
RS Partners Fund	$182,941,747	$240,465,873
RS Value Fund	167,833,768	223,484,372
RS Large Cap Alpha Fund	158,088,464	198,439,550
RS Investors Fund	15,764,985	26,829,710
Global Natural Resources Fund	178,216,040	279,252,539

For the six months ended June 30, 2018, there were no purchases or sales of U.S. Government Securities.

4.  Fees and Transactions with Affiliates and Related Parties:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission ("SEC"). The Adviser is a wholly-owned indirect subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation and a wholly-owned direct subsidiary of Victory Capital Operating, LLC.

VCM has entered into a Sub-Advisory Agreement with SailingStone Capital Partners LLC ("SailingStone"). SailingStone is responsible for providing day-to-day investment advisory services to the Global Natural Resources Fund, subject to the oversight of the Board of Trustees of the Trust. Sub-investment advisory fees are paid by VCM to SailingStone and do not represent a separate or additional expense to the Funds.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

Adviser Fee Rate
RS Partners Fund	1.00%
RS Value Fund	0.85%
RS Large Cap Alpha Fund	0.50%
RS Investors Fund	1.00%
Global Natural Resources Fund	1.00%

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.08% of the first $15 billion in average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios II (collectively, the "Trusts"), 0.05% of the average daily net assets above $15 billion to $30 billion of the Trusts and 0.04% of the average daily net assets over $30 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, N.A., acts as sub-administrator and sub-fund accountant to the Funds pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.

The Chief Compliance Officer ("CCO") is an employee of the Adviser, which pays the compensation of the CCO and his support staff. The Trust has entered into an Agreement to provide compliance services with the Adviser, pursuant to which the Adviser furnishes its compliance personnel, including the services of the CCO, and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration and oversight of a

50

Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The Funds in the Victory Funds complex, in the aggregate, compensate the Adviser for these services.

The Trusts pay an annual retainer to each Independent Trustee, plus an additional annual retainer to the Chairman of the Board. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trusts and are presented in the Statements of Operations.

Shearman & Sterling LLP provides legal services to the Trust.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class A Shares, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares and 1.00% of the average daily net assets of Class C Shares of the Funds. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class R or Class C Shares of the Funds.

In addition, the Distributor and FIS are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended June 30, 2018, the Distributor received approximately $15,473 from commissions earned on sales of Class A Shares and FIS received $1,435 from redemptions of Class C Shares of the Funds.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of June 30, 2018, the expense limits (excluding voluntary waivers) are as follows:

	Class	Expense Limit(a)
RS Partners Fund	Class A Shares	1.45%
RS Partners Fund	Class R Shares	1.81%
RS Partners Fund	Class Y Shares	1.12%
RS Value Fund	Class A Shares	1.30%
RS Value Fund	Class C Shares	2.07%
RS Value Fund	Class R Shares	1.69%
RS Value Fund	Class Y Shares	1.06%
RS Large Cap Alpha Fund	Class A Shares	0.89%
RS Large Cap Alpha Fund	Class C Shares	1.69%
RS Large Cap Alpha Fund	Class R Shares	1.26%
RS Large Cap Alpha Fund	Class Y Shares	0.68%
RS Investors Fund	Class A Shares	1.33%
RS Investors Fund	Class C Shares	2.07%
RS Investors Fund	Class R Shares	1.95%
RS Investors Fund	Class Y Shares	1.05%
Global Natural Resources Fund	Class A Shares	1.48%
Global Natural Resources Fund	Class C Shares	2.28%
Global Natural Resources Fund	Class R Shares	1.86%
Global Natural Resources Fund	Class Y Shares	1.15%

(a)  In effect until at least April 30, 2019.

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

  (Unaudited)

The Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the original expense limitation in place at time of the waiver or reimbursement or any expense limitation agreement in place at the time of repayment. Amounts repaid to the Adviser during the six months ended, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser".

As of June 30, 2018, the following amounts are available to be repaid to the Adviser.

	Expires 12/31/19	Expires 12/31/20	Expires 12/31/21	Total
RS Partners Fund	$243,315	$487,905	$215,654	$946,874
RS Value Fund	295,499	94,907	59,617	450,023
RS Large Cap Alpha Fund	137,276	283,005	116,487	536,768
RS Investors Fund	86,542	179,335	85,570	351,447
Global Natural Resources Fund	118,930	697,524	317,740	1,134,194

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2018.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, Administrator and Fund Accountant, Sub-Administrator and Sub-Fund Accountant, and Legal.

5.  Risks:

Each Fund may be subject to other risks in addition to these identified risks.

An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Borrowing and Interfund Lending:

Line of Credit:

The Trusts participate in a short-term, demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank as of July 28, 2017, the Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory RS Floating Rate Fund, another series of the Trust, with that Fund paying the related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. The agreement was subsequently amended on July 27, 2018 with a new termination date of July 26, 2019. Citibank receives an annual

52

Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

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commitment fee of 0.15% on $100 million for providing the Line of Credit. For the six months ended June 30, 2018, Citibank earned approximately $74,384 in commitment fees from the Trusts. Each fund in the Trusts pays a pro-rata portion of the commitment fees plus any interest on amounts borrowed. As of June 30, 2018, the interest rate on outstanding borrowings was 3.10%.

The Funds did not utilize or participate in the Line of Credit during the six months ended June 30, 2018.

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility").The Facility allows the Funds to directly lend and borrow money to or from any other Victory Fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate.

The Funds did not utilize or participate in the Facility during the six months ended June 30, 2018.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings-(deficit) will be determined at the end of the current tax year ending December 31, 2018.

The tax character of distributions paid during the most recent tax year ended December 31, 2017, were as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid):

	Year Ended December 31, 2017
	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
RS Partners Fund	$27,885,158	$88,114,651	$115,999,809	$115,999,809
RS Value Fund	22,401,444	81,534,328	103,935,772	103,935,772
RS Large Cap Alpha Fund	5,230,241	42,902,726	48,132,967	48,132,967
RS Investors Fund	2,473,494	7,358,125	9,831,619	9,831,619

As of the most recent tax year ended December 31, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Qualified Late-Year Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings (Deficit)
RS Partners Fund	$—	$9,848,611	$9,848,611	$—	$—	$153,373,504	$163,222,115
RS Value Fund	5,000,384	4,680,811	9,681,195	—	—	82,531,081	92,212,276
RS Large Cap Alpha Fund	9,035,726	6,616,617	15,652,343	—	—	141,471,815	157,124,158
RS Investors Fund	626,175	349,939	976,114	—	—	8,784,810	9,760,924
Global Natural Resources Fund	—	—	—	(1,166,591,799)	(8,323)	(213,862,567)	(1,380,462,689)

*  Late-year ordinary specified losses are comprised of post-October specified losses and post-October capital losses incurred after October 31, 2017. These losses are deemed to arise on the first day of the Fund's next taxable year.

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**  The difference between the book-basis and tax-basis of unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and mark to market adjustments on passive foreign investment companies.

Capital loss carry forwards ("CLCFs") subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

As of the most recent tax year ended December 31, 2017, the following Funds had net capital loss carryforwards ("CLCFs") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration are applied as either short-term or long-term depending on the originating capital loss and must be utilized before those that are subject to expiration.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Global Natural Resources Fund	$—	$1,166,591,799	$1,166,591,799

During the most recent tax year ended December 31, 2017, the RS Investors Fund utilized $5,461,962 of capital loss carryforwards.

At June 30, 2018, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
RS Partners Fund	$489,775,957	$115,116,510	$(8,496,149)	$106,620,361
RS Value Fund	446,682,137	58,720,311	(15,259,879)	43,460,432
RS Large Cap Alpha Fund	510,719,836	107,704,483	(12,792,234)	94,912,249
RS Investors Fund	48,290,885	6,253,293	(917,355)	5,335,938
Global Natural Resources Fund	1,569,823,282	153,143,414	(353,485,731)	(200,342,317)

8.  Capital Contribution from Prior Custodian:

During 2016, certain Funds received notification from their prior custodian, State Street Bank and Trust ("State Street"), related to over-billing on certain categories of expenses during the approximately 16-year period from 1998 through October 31, 2014. The over-billing primarily related to categories of expenses that involved an allocation of general costs among multiple clients.

State Street paid the refunded amounts during January 2017. Based on billing information received during 2016 from State Street and an analysis of any expense limitation agreements that were in place during the period of the over-billing, including the application of any recoupment provisions in such agreements, the Adviser received a portion of the refund.

The portion of the refund retained by the Funds was accounted for as a capital contribution and is reflected on the Financial Highlights as "Capital Contribution from Prior Custodian, Net".

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Victory Portfolios	Notes to Financial Statements — continued June 30, 2018

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9.  Fund Ownership:

Ownership of more than 25% of the voting securities of a fund creates presumptions of control of the fund, under section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held more than 25% of the shares outstanding of the Funds and may be deemed to control those Funds.

Shareholder	Fund	Percent
National Financial Services LLC	RS Partners Fund	25.8%
National Financial Services LLC	Global Natural Resources Fund	34.3%

10.  Recent Accounting Pronouncements:

In October 2016, the SEC released its Final Rules on Investment Company Reporting Modernization (the "Rules"). The Rules introduced two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN. The Funds' compliance date for Form N-PORT is June 1, 2018, and the Funds will make their initial filing with the SEC on Form N-PORT for the period ending March 31, 2019. Effective with the period ended June 30, 2018, the Funds will be required to maintain, and make available to the SEC upon request, the information required to be included in Form N-PORT. Form N-PORT will replace Form N-Q filings effective with the requirement to file the Form N-PORT with the SEC for the period ending March 31, 2019. The Funds' compliance date for Form N-CEN is June 1, 2018, and the Funds will make their initial filing on Form N-CEN for the period ending December 31, 2018. Form N-CEN will replace Form N-SAR filings. The Funds' adoption of these amendments have no effect on the Funds' net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 "Premium Amortization on Purchased Callable Debt Securities" ("ASU 2017-08"), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the financial statements and related disclosures has not yet been determined.

11.  Subsequent Events:

The Funds have evaluated the need for additional disclosures or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, there were no subsequent events to report that would have a material impact on the Funds' financial statements.

55

Victory Portfolios	Supplemental Information June 30, 2018

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Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 42 portfolios in the Trust, nine portfolios in Victory Variable Insurance Funds, one portfolio in Victory Institutional Funds and 20 portfolios in Victory Portfolios II, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 66	Trustee	May 2005	Consultant (since 2006).	Chair and Trustee, Turner Funds (December 2016-December 2017).
Nigel D. T. Andrews, 71	Vice Chair and Trustee	August 2002	Retired.	Director, TCG BDC II, Inc. (since 2017); Director, TCG BDC I, Inc. (formerly Carlyle GMS Finance, Inc.) (since 2012); Director, Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 67*	Trustee	May 2005	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 74	Trustee	July 2016	Retired.	Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Sally M. Dungan, 64	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
John L. Kelly, 65	Trustee	February 2015

Partner, McCarvill Capital Partners (September 2016-September 2017); Advisor (January 2016-April 2016); and Managing Partner (August 2014-January 2016), Endgate Commodities LLC; Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 61*	Trustee	December 2008	Retired.	None.
Gloria S. Nelund, 57	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm.	TriLinc Global Impact Fund, LLC (since 2012); Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).
Leigh A. Wilson, 73	Chair and Trustee	November 1994	Private Investor.	Chair (since 2013), Caledonia Mining Corporation.
Interested Trustee.
David C. Brown, 46**	Trustee	May 2008	Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), the Adviser; Chairman and Chief Executive Officer, Victory Capital Holdings, Inc. (since 2013).	None.

*  The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

**  Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 56	President	February 2006*	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 49	Vice President	December 2014	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 44	Secretary	December 2014	Associate General Counsel, the Adviser (since 2013).
Allan Shaer, 53	Treasurer	May 2017	Senior Vice President, Financial Administration, Citi Fund Services Ohio, Inc. (since 2016); Vice President, Mutual Fund Administration, JP Morgan Chase (2011-2016).
Christopher A. Ponte, 34	Assistant Treasurer	December 2017	Manager, Fund Administration, the Adviser (since 2017); Senior Analyst, Fund Administration, the Adviser (prior to 2017). Chief Financial Officer, Victory Capital Advisers, Inc. (since 2018).
Colin Kinney, 44	Chief Compliance Officer	July 2017	Chief Compliance Officer (since 2013) and Chief Risk Officer (2009-2017), the Adviser.
Chuck Booth, 58	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 64	Assistant Secretary	December 1997	Partner, Shearman & Sterling LLP (since 2018); Partner, Morrison & Foerster LLP (2011-2017).

*  On December 3, 2014, Mr. Dyer resigned as Secretary of the Trust and accepted the position of President.

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Net Expense Ratio During Period 1/1/18-6/30/18
RS Partners Fund
Class A Shares	$1,000.00	$1,001.00	$7.19	1.45%
Class R Shares	1,000.00	998.90	8.97	1.81%
Class Y Shares	1,000.00	1,002.60	5.56	1.12%
RS Value Fund
Class A Shares	1,000.00	994.30	6.43	1.30%
Class C Shares	1,000.00	990.70	10.22	2.07%
Class R Shares	1,000.00	992.40	8.35	1.69%
Class Y Shares	1,000.00	995.90	5.05	1.02%
RS Large Cap Alpha Fund
Class A Shares	1,000.00	1,009.50	4.43	0.89%
Class C Shares	1,000.00	1,005.70	8.40	1.69%
Class R Shares	1,000.00	1,007.60	6.27	1.26%
Class Y Shares	1,000.00	1,010.60	3.39	0.68%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Portfolios	Supplemental Information — continued June 30, 2018

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	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Net Expense Ratio During Period 1/1/18-6/30/18
RS Investors Fund
Class A Shares	$1,000.00	$1,009.40	$6.63	1.33%
Class C Shares	1,000.00	1,005.50	10.29	2.07%
Class R Shares	1,000.00	1,007.00	9.70	1.95%
Class Y Shares	1,000.00	1,011.30	5.24	1.05%
RS Global Natural Resources Fund
Class A Shares	1,000.00	986.10	7.29	1.48%
Class C Shares	1,000.00	982.00	11.20	2.28%
Class R Shares	1,000.00	984.50	9.15	1.86%
Class Y Shares	1,000.00	987.40	5.67	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Portfolios	Supplemental Information — continued June 30, 2018

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Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/18	Ending Account Value 6/30/18	Expenses Paid During Period* 1/1/18-6/30/18	Annualized Net Expense Ratio During Period 1/1/18-6/30/18
RS Partners Fund
Class A Shares	$1,000.00	$1,017.60	$7.25	1.45%
Class Y Shares	1,000.00	1,015.82	9.05	1.81%
Class R Shares	1,000.00	1,019.24	5.61	1.12%
RS Value Fund
Class A Shares	1,000.00	1,018.35	6.51	1.30%
Class C Shares	1,000.00	1,014.53	10.34	2.07%
Class R Shares	1,000.00	1,016.41	8.45	1.69%
Class Y Shares	1,000.00	1,019.74	5.11	1.02%
RS Large Cap Alpha Fund
Class A Shares	1,000.00	1,020.38	4.46	0.89%
Class C Shares	1,000.00	1,016.41	8.45	1.69%
Class R Shares	1,000.00	1,018.55	6.31	1.26%
Class Y Shares	1,000.00	1,021.42	3.41	0.68%
RS Investors Fund
Class A Shares	1,000.00	1,018.20	6.66	1.33%
Class C Shares	1,000.00	1,014.53	10.34	2.07%
Class R Shares	1,000.00	1,015.12	9.74	1.95%
Class Y Shares	1,000.00	1,019.59	5.26	1.05%
RS Global Natural Resources Fund
Class A Shares	1,000.00	1,017.46	7.40	1.48%
Class C Shares	1,000.00	1,013.49	11.38	2.28%
Class R Shares	1,000.00	1,015.57	9.30	1.86%
Class Y Shares	1,000.00	1,019.09	5.76	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Portfolio Holdings:

(As a Percentage of Total Investments)

RS Partners Fund	RS Value Fund

RS Large Cap Alpha Fund	RS Investors Fund

Global Natural Resources Fund

62

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VPRSVF-SAR (6/18)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.         Audit Committee of Listed Registrants.

Not applicable.

Item 6.         Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)                               The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                               There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer
Date	August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer
Date	August 24, 2018

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer
Date	August 24, 2018